[BACKGROUND GRAPHIC OMITTED]

                        ARMADA FUNDS SEMI-ANNUAL REPORT
         EQUITY, ASSET ALLOCATION, FIXED INCOME AND TAX FREE BOND FUNDS

                               NOVEMBER 30, 2001



                           [ARMADA FUNDS LOGO OMITTED]

                            DESIGN YOUR OWN DESTINY
                              WWW.ARMADAFUNDS.COM

                                  ARMADA FUNDS
                    SEMI-ANNUAL REPORT -- NOVEMBER 30, 2001
________________________________________________________________________________


ARMADA EQUITY, ASSET                Chairman's Message .....................  1
ALLOCATION, FIXED INCOME            Economic and Market Overview ...........  2
      AND TAX FREE BOND FUNDS:      Financial Highlights ...................  4
CORE EQUITY FUND                    Statements of Net Assets ............... 15
EQUITY GROWTH FUND                  Statements of Operations ............... 84
EQUITY INDEX FUND                   Statements of Changes in Net Assets .... 88
INTERNATIONAL EQUITY FUND           Notes to Financial Statements .......... 96
LARGE CAP ULTRA FUND
LARGE CAP VALUE FUND
MID CAP GROWTH FUND
SMALL CAP GROWTH FUND
SMALL CAP VALUE FUND
TAX MANAGED EQUITY FUND
AGGRESSIVE ALLOCATION FUND
BALANCED ALLOCATION FUND
CONSERVATIVE ALLOCATION FUND
BOND FUND
GNMA FUND
INTERMEDIATE BOND FUND
LIMITED MATURITY BOND FUND
TOTAL RETURN ADVANTAGE FUND
U.S. GOVERNMENT INCOME FUND
MICHIGAN MUNICIPAL BOND FUND
NATIONAL TAX EXEMPT BOND FUND
OHIO TAX EXEMPT BOND FUND
PENNSYLVANIA MUNICIPAL BOND FUND

ARMADA ALSO OFFERS
      THE FOLLOWING MONEY
      MARKET FUNDS:
GOVERNMENT MONEY MARKET FUND
MONEY MARKET FUND
OHIO MUNICIPAL MONEY MARKET FUND
PENNSYLVANIA TAX EXEMPT
      MONEY MARKET FUND
TAX EXEMPT MONEYMARKET FUND
TREASURY MONEY MARKET FUND
TREASURY PLUS MONEY MARKET FUND


              NOT FDIC INSURED  NO BANK GUARANTEE  MAY LOSE VALUE

      National City Investment Management Company (IMC) serves as investment adviser to Armada Funds, for which it receives an investment advisory fee. Armada Funds are distributed by SEI Investments Distribution Company
      (SIDC), Oaks, PA 19456. SIDC is not affiliated with IMC and is not a bank. Mutual funds involve risk including possible loss of principal. Current performance may be lower than the performance figures quoted herein due to recent market volatility. For more complete information about Armada Funds, including charges and expenses, please contact your investment professional or call 1-800-622-FUND (3863) for a prospectus. Read it carefully before you invest or send money.

                                                              CHAIRMAN'S MESSAGE

--------------------------------------------------------------------------------

JANUARY 2002

DEAR SHAREHOLDERS:

During the six-month period ended November 30, 2001, investors saw an already-weakened economy struggle to recover following the terrorist attacks of September 11th. Many investors responded to the changing climate by shifting their assets to more liquid investments. Total assets in Armada Funds during the six month period increased by $1.1 billion to $18.0 billion, because the additional investments in the money market funds far exceeded the unrealized depreciation in the equity funds.

Armada currently offers 30 investment options including equity, asset allocation, fixed income, tax-exempt bond and money market funds to help investors diversify their holdings. Diversification of assets during volatile markets can help to lessen the impact of market declines. Contact your financial advisor if you'd like to learn more about asset allocation strategies.

      Please review this report at your convenience for detailed fund holdings, financial statements and notes relating to operations for the funds during the six month period. If you have any questions regarding the information, please contact your financial advisor, an Investor Services Representative at 1-800-622-FUND (3863) or visit our Web site at www.armadafunds.com.

      We wish you and your family health and prosperity in the year ahead, and thank you for your continued investment with us.

Sincerely,

/s/Robert D. Neary

Robert D. Neary
Chairman




                                                     (ARMADA FUNDS LOGO OMITTED)

ECONOMIC AND MARKET OVERVIEW

--------------------------------------------------------------------------------

JANUARY 2002

DEAR INVESTOR:

      Hopes for a rapid end to the current recession vanished on September 11 when Al Qaeda terrorists took down the twin towers of New York's World Trade Center as well as a portion of the Pentagon. Since then, the United States has also contended with a war in Afghanistan, the prospect of additional military campaigns in the Middle East, and the presence of anthrax in our mail. The human cost of these events is incalculable, and the financial hit from the World Trade Center disaster alone has been estimated at a minimum of $50 billion.

      Economic activity as measured by gross domestic product (GDP) came to a virtual standstill as these events unfolded, and figures will likely show that GDP rose only 1% for the 2001 calendar year. That is the lowest figure since 1991. In November, consumer confidence fell for the fifth consecutive month to a seven-year low, while unemployment climbed to 5.7%. The loss of 468,000 jobs in October alone marked the largest one-month loss in 21 years.

      The manufacturing sector has been hit particularly hard. U.S. industrial output fell for the 13th consecutive month in October 2001, the longest string of declines since the Great Depression. Still, that number is somewhat misleading. Output dropped by only 7% on a year-over-year basis, and lean inventory figures suggest that this decline is near an end.

      When can we expect the U.S. economy to start expanding again? Despite all that has occurred, we believe that the country is in a relatively short and shallow recession. Our success at fighting terrorism--at home and abroad--will play a critical role in instilling confidence among consumers, but a number of factors lead us to predict growth in the second half of 2002.

      We've seen the Federal Reserve Board ease 11 times in 2001, with the goal of reducing the cost of credit for businesses and consumers alike. As a result, the Federal Funds Rate stood at a 40-year low of 1.75% on December 31. Rate cuts tend to take nine to 12 months before they have any real impact, so the effects of the earliest cuts have only now begun to take hold.

      Congress did its part by enacting a $1.35 trillion tax cut, and oil prices have plummeted from a dizzying $35 a barrel to level off in the high teens. It's worth noting that a 50 cent decline in the cost of a gallon of gas at the pump adds approximately $100 billion to the U.S. economy.

THE S&P 500 INDEX FINISHES IN THE RED AGAIN

      From a profitability standpoint, 2001 proved to be the worst year for the S&P 500 in several decades. Operating earnings dropped an average of 20%, and, for the first time since 1973-74, the S&P 500 Composite Index posted negative returns in two consecutive calendar years. After losing 9.11% of its value in 2000, the large cap benchmark finished 2001 down another 11.88%. Showing some resilience, though, by mid-October the S&P 500 Composite Index gained back the 15.5% in value it had lost immediately following the terrorist attacks.

      Earlier in the year, we had predicted that small cap stocks would significantly outperform large caps for the foreseeable future. The small cap universe enjoyed lower relative valuations and higher forecasted earnings growth, and it stood to benefit from the Fed's aggressive rate cutting posture. Indeed, the Russell 2000 Index, a leading small cap indicator, finished the year up 2.49%. Unfortunately, the dash to liquidity following the terrorist attacks hammered small caps temporarily, and it would take until mid-November for the Russell 2000 to recoup the 14% in value it had lost in the week immediately following the attacks.

      In 2002, large cap stocks will likely post earnings growth in the mid-single digits. Earnings prospects for small caps look stronger still. From a sector standpoint, we continue to overweight cyclical stocks given our belief that the economy is poised for a recovery. These include financials, which traditionally respond well to low interest rates. Banks should also benefit from an aging of their exposure to credit risk in their loan portfolios and an environment favorable to new loans. Other cyclical overweights include basic materials and transportation stocks. The former should benefit from a likely rise in commodity prices, while low fuel prices and an expected increase in passenger travel and cargo shipments will buoy the latter sector.

      The one cyclical sector we continue to regard warily is technology. The tech-heavy Nasdaq Composite Index rose 37% from its post-attack low on September 21 through December 31, but the tech sector's valuations still appear stretched. Within technology, we do like the prospects for the semiconductor arena. Such stocks tend to outperform during the early portion of a tech recovery. Indeed, the Philadelphia Semiconductor Index climbed 59% from its October 2 low through November 30.

OUTPERFORMANCE AND VOLATILITY FOR FIXED-INCOME INVESTORS

      As leading equity indices declined, bondholders had a lot to smile about. The Lehman U.S. Aggregate Bond Index finished the calendar year up 8.42% and for the six months ended November 30 up 5.73%. Volatility abounded on the short end of the yield curve. Responding to an aggressive Fed, the yield on the 3-month Treasury bill (which moves in the opposite direction of its price) plummeted 425 basis points (more than 4%) from January 3 through December 11. Over the same period, the yield on the 2-year Treasury note declined 215 basis points.

                                                   ECONOMIC AND MARKET OVERVIEW
                                                   (CONTINUED)
--------------------------------------------------------------------------------

      By comparison, longer-term securities traded in a relatively narrow 50-basis-point range until the Fed's announcement on October 31 that it would discontinue the sale of the venerable 30-year Treasury bond. Demand briefly drove yields on the 30-year, also known as the long bond, down to a low of 4.8%, but it would finish the year offering a 5.5% yield, comfortably tucked in the middle of its former trading range.

      The Treasury's announcement briefly sent prices for the 10-year Treasury bond soaring as well. As a result, mortgage rates, which are most closely tied to the 10-year bond, dropped to levels not seen since the early 1960s. The wave of mortgage refinancing that followed, and the extra money it has left in the pockets of homeowners, may finally spur consumer spending.

      The Treasury claims that discontinuing the long bond will save billions of dollars, allowing it to finance its debt through shorter-term securities offering lower yields. It is likely to have a profound impact on the corporate bond sector as well. After staging a major rally during the first half of 2001, credit concerns coupled with the events of September 11 had led corporates to underperform Treasuries during the second half. The past year witnessed the highest ratio of corporate credit downgrades to upgrades since 1991, not to mention the high-profile bankruptcies of Enron and Polaroid.

      However, Corporate America no longer has to compete with the long bond. That, along with the anticipated economic recovery, should drive up the prices of corporates on the long end of the yield curve. As long as corporate bond investors pay careful attention to industry and security selection, this sector now appears attractively priced. With mortgage rates having likely hit bottom, and the refinancing boom in its final stages, the market for mortgage-backed securities appears poised to rebound as well.

A REBOUND IN EUROPE LIKELY; REFORM TAKES GLACIAL PACE IN JAPAN

      Europe's decline in corporate profits hasn't been as severe as that in the United States, and the 12-nation euro zone economy was expected to post economic growth of 1.6% for 2001. Still, that would be hard to tell from the performance of its equity markets. The Morgan Stanley MSCI EMU Index fell 19.48% for the calendar year in local currency terms. Thanks to an anemic euro, those results proved even worse in U.S. dollar terms: 23.63%. In short, investors have been far less generous in valuing European equities versus U.S. stocks.

      This difference can be attributed in part to the less aggressive stance the European Central Bank (ECB) has taken compared to the Fed's in promoting economic growth. While the Fed cut rates 11 times during the calendar year, the ECB announced only four. However, leading indicators point to a steady decline in inflation throughout the continent. That will likely open the door to additional ECB rate cuts in the near future.

      Additional factors lead us to remain very optimistic about the euro zone's long-term prospects. Given its heavy manufacturing base, the European economy is particularly sensitive to movements in energy costs. The past year's steep decline in oil prices should improve corporate profits and spur spending by putting extra money in consumers' wallets. We also continue to see progress made on tax reform and regulatory fronts. In Germany, for example, a massive cut in corporate capital gains taxes goes into effect in January 2002. In a country where cross-ownership of companies is commonplace, the effect could be dramatic. Businesses will finally have an incentive to sell their stakes in non-strategic assets, freeing up capital that could be put to use more productively.

      Trading below 90 cents for most of the year, the euro's performance continues to disappoint. We can't predict when it will recover, but we maintain that the euro is significantly undervalued versus the U.S. dollar. The euro had existed only electronically since its launch two years ago and stands to benefit from its January 1, 2002 introduction into circulation. A more aggressive ECB should also boost the currency's prospects.

      Our outlook for Japan, now mired in its fourth recession in a decade, is far less optimistic. Prime Minister Junichiro Koizumi has made incremental progress towards desperately-needed structural reforms, but the pace remains glacial at best. Japan's $5.4 trillion in debt makes its indebtedness the highest among industrialized nations. After seeing its credit rating from Moody's Investors Service slip to double-A in September 2000, Japan's rating slipped yet again in December 2001. This downgrade makes it more expensive for the Japanese government to borrow money and will test Koizumi's pledge of limiting new bond issuance to 30 trillion yen (roughly $243 billion).

Sincerely,

/s/Donald L. Ross

Donald L. Ross
President and Chief Investment Officer
National City Investment Management Company

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

SELECTED PER SHARE DATA AND RATIOS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2001 (UNAUDITED) AND FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED



              NET ASSET                   REALIZED AND    DIVIDENDS   DISTRIBUTIONS                                      RATIO OF
                VALUE,        NET          UNREALIZED     FROM NET      FROM NET     NET ASSET             NET ASSETS    EXPENSES
              BEGINNING    INVESTMENT    GAINS (LOSSES)  INVESTMENT     REALIZED    VALUE, END   TOTAL       END OF     TO AVERAGE
              OF PERIOD   INCOME/(LOSS)   ON SECURITIES    INCOME     CAPITAL GAINS  OF PERIOD  RETURN+   PERIOD (000)  NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
________________
CORE EQUITY FUND
________________
   CLASS I
   2001*        $12.27      $ 0.02(1)        $(1.09)       $(0.01)       $(0.00)     $11.19      (8.68)% $  109,962        1.01%
   2001          14.88        0.02            (0.71)        (0.00)        (1.92)      12.27      (5.63)     126,203        0.99
   2000          13.75        0.02             1.65         (0.01)        (0.53)      14.88      12.31      141,207        1.00
   1999          11.35       (0.02)(1)         2.94         (0.01)        (0.51)      13.75      26.08      145,603        0.98
   1998(2)       10.00        0.05             1.35         (0.05)        (0.00)      11.35      14.03      110,504        0.89

   CLASS A
   2001         $12.16      $ 0.01(1)        $(1.09)       $(0.00)       $(0.00)     $11.08      (8.85)% $    3,330        1.26%
   2001          14.80       (0.02)           (0.70)        (0.00)        (1.92)      12.16      (5.91)       3,987        1.24
   2000          13.71       (0.00)            1.62         (0.00)        (0.53)      14.80      11.98        4,146        1.25
   1999          11.34       (0.05)(1)         2.93         (0.00)        (0.51)      13.71      25.78        1,731        1.23
   1998(2)       10.00        0.04             1.34         (0.04)        (0.00)      11.34      13.85          408        1.14

   CLASS B
   2001*        $11.91      $(0.03)(1)       $(1.06)       $(0.00)       $(0.00)     $10.82      (9.15)% $    1,871        1.96%
   2001          14.62       (0.06)           (0.73)        (0.00)        (1.92)      11.91      (6.49)       2,052        1.94
   2000          13.63       (0.07)            1.59         (0.00)        (0.53)      14.62      11.31        1,840        1.96
   1999          11.33       (0.16)(1)         2.97         (0.00)        (0.51)      13.63      25.17        1,106        1.94
   1998(2)       10.25       (0.00)            1.08         (0.00)        (0.00)      11.33      10.54            2        1.83

   CLASS C
   2001*        $11.92      $(0.03)(1)       $(1.06)       $(0.00)       $(0.00)     $10.83      (9.14)%     $  217        1.96%
   2001          14.63       (0.06)           (0.73)        (0.00)        (1.92)      11.92      (6.48)          50        1.94
   2000(2)       14.55       (0.05)            0.13         (0.00)        (0.00)      14.63       0.55            2        1.96
__________________
EQUITY GROWTH FUND
__________________
   CLASS I
   2001*        $24.36      $ 0.00(1)        $(2.04)       $(0.00)       $(0.00)     $22.32      (8.37)% $  840,355        0.93%
   2001          28.89       (0.01)(1)        (3.40)        (0.00)        (1.12)      24.36     (12.26)     965,165        0.93
   2000          24.61        0.00(1)          4.55         (0.01)        (0.26)      28.89      18.49    1,251,015        0.90
   1999          21.35       (0.03)(1)         4.28         (0.00)        (0.99)      24.61      20.16    1,262,154        0.92
   1998          18.63       (0.00)            5.00         (0.01)        (2.27)      21.35      28.65      352,413        0.98
   1997          18.02        0.09             4.66         (0.11)(4)     (4.03)      18.63      29.57      255,594        0.97

   CLASS A
   2001*        $24.17      $(0.03)(1)       $(2.02)       $(0.00)       $(0.00)     $22.12      (8.48)% $  119,928        1.18%
   2001          28.76       (0.07)(1)        (3.40)        (0.00)        (1.12)      24.17     (12.53)     139,717        1.18
   2000          24.55       (0.06)(1)         4.53         (0.00)        (0.26)      28.76      18.22      180,000        1.15
   1999          21.35       (0.09)(1)         4.28         (0.00)        (0.99)      24.55      19.88      156,356        1.17
   1998          18.67       (0.04)            4.99         (0.00)        (2.27)      21.35      28.32       12,380        1.23
   1997          18.05        0.05             4.66         (0.06)(4)     (4.03)      18.67      29.24        6,931        1.22

   CLASS B
   2001*        $23.67      $(0.10)(1)       $(1.98)       $(0.00)       $(0.00)     $21.59      (8.79)% $    3,287        1.88%
   2001          28.37       (0.26)(1)        (3.32)        (0.00)        (1.12)      23.67     (13.10)       3,770        1.88
   2000          24.33       (0.26)(1)         4.56         (0.00)        (0.26)      28.37      17.68        3,713        1.86
   1999          21.28       (0.27)(1)         4.31         (0.00)        (0.99)      24.33      19.22        1,400        1.88
   1998(3)       19.44       (0.24)            2.08         (0.00)        (0.00)      21.28       9.47           24        1.92

   CLASS C
   2001*        $23.69      $(0.10)(1)       $(1.99)       $(0.00)       $(0.00)     $21.60      (8.82)% $      582        1.88%
   2001          28.38       (0.26)(1)        (3.31)        (0.00)        (1.12)      23.69     (13.06)         436        1.88
   2000(3)       28.04       (0.08)(1)         0.42         (0.00)        (0.00)      28.38       1.21          263        1.86


                                      RATIO        RATIO OF NET
                    RATIO OF NET   OF EXPENSES  INVESTMENT INCOME/
                     INVESTMENT    TO AVERAGE    (LOSS) TO AVERAGE
                    INCOME/(LOSS)  NET ASSETS       NET ASSETS       PORTFOLIO
                     TO AVERAGE    (BEFORE FEE      (BEFORE FEE      TURNOVER
                     NET ASSETS     WAIVERS)         WAIVERS)          RATE
--------------------------------------------------------------------------------
________________
CORE EQUITY FUND
________________
   CLASS I
   2001*                0.38 %        1.06%           0.33 %             70%
   2001                 0.08          1.04            0.03               34
   2000                 0.03          1.06           (0.03)              37
   1999                (0.15)         0.98           (0.15)              43
   1998(2)              0.61          1.06            0.44               60

   CLASS A
   2001                 0.13 %        1.31%           0.08 %             70%
   2001                (0.17)         1.29           (0.22)              34
   2000                (0.22)         1.31           (0.28)              37
   1999                (0.40)         1.23           (0.40)              43
   1998(2)              0.14          1.30            0.04               60

   CLASS B
   2001*               (0.57)%        1.96%          (0.57)%             70%
   2001                (0.87)         1.94           (0.87)              34
   2000                (0.93)         1.96           (0.93)              37
   1999                (1.11)         1.94           (1.11)              43
   1998(2)             (0.51)         2.00           (0.50)              60

   CLASS C
   2001*               (0.57)%        1.96%          (0.57)%             70%
   2001                (0.87)         1.94           (0.87)              34
   2000(2)             (0.93)         1.96           (0.93)              37
__________________
EQUITY GROWTH FUND
__________________
   CLASS I
   2001*                0.01 %        0.98%          (0.04)%             25%
   2001                (0.03)         0.98           (0.08)              18
   2000                 0.01          0.96           (0.05)              25
   1999                (0.11)         0.92           (0.11)              57
   1998                (0.01)         0.98           (0.01)             260
   1997                 0.49          0.97            0.49              197

   CLASS A
   2001*               (0.24)%        1.23%          (0.29)%             25%
   2001                (0.28)         1.23           (0.33)              18
   2000                (0.24)         1.21           (0.30)              25
   1999                (0.36)         1.17           (0.36)              57
   1998                (0.26)         1.23           (0.26)             260
   1997                 0.25          1.22            0.25              197

   CLASS B
   2001*               (0.94)%        1.88%          (0.94)%             25%
   2001                (0.98)         1.88           (0.98)              18
   2000                (0.95)         1.86           (0.95)              25
   1999                (1.07)         1.88           (1.07)              57
   1998(3)             (0.92)         1.92           (0.92)             260

   CLASS C
   2001*               (0.94)%        1.88%          (0.94)%             25%
   2001                (0.98)         1.88           (0.98)              18
   2000(3)             (0.95)         1.86           (0.95)              25


  * FOR THE SIX MONTHS ENDED NOVEMBER 30, 2001. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL
    RETURN EXCLUDES SALES CHARGE.
(1) PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.
(2) CORE EQUITY FUND CLASS I, CLASS A, CLASS B AND CLASS C COMMENCED OPERATIONS ON AUGUST 1, 1997, AUGUST 1, 1997, JANUARY 6, 1998 AND JANUARY 20, 2000, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.
(3) EQUITY GROWTH FUND CLASS B AND CLASS C COMMENCED OPERATIONS ON JANUARY 6, 1998 AND JANUARY 27, 2000, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.
(4) INCLUDES DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME OF $(0.02) AND $(0.01) FOR CLASS I AND CLASS A, RESPECTIVELY, OF THE EQUITY GROWTH FUND.

                             See Accompanying Notes

                                                           FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

SELECTED PER SHARE DATA AND RATIOS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2001 (UNAUDITED) AND FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED



              NET ASSET                   REALIZED AND    DIVIDENDS   DISTRIBUTIONS                                      RATIO OF
                VALUE,        NET          UNREALIZED     FROM NET      FROM NET     NET ASSET             NET ASSETS    EXPENSES
              BEGINNING    INVESTMENT    GAINS (LOSSES)  INVESTMENT     REALIZED    VALUE, END   TOTAL       END OF     TO AVERAGE
              OF PERIOD   INCOME/(LOSS)   ON SECURITIES    INCOME     CAPITAL GAINS  OF PERIOD  RETURN+   PERIOD (000)  NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
_________________
EQUITY INDEX FUND
_________________
   CLASS I
   2001*     $10.84       $ 0.05(1)         $(1.01)       $(0.05)      $(0.00)        $ 9.83      (8.82)%    $322,545      0.36%
   2001       12.25         0.11             (1.41)        (0.11)       (0.00)         10.84     (10.64)      332,015      0.36
   2000       11.32         0.13              0.99         (0.13)       (0.06)         12.25       9.92       354,637      0.34
   1999(2)    10.00         0.11              1.29         (0.08)       (0.00)         11.32      14.16       253,854      0.20

   CLASS A
   2001*     $10.82       $ 0.04(1)         $(1.01)       $(0.04)      $(0.00)        $ 9.81      (8.96)%    $  7,481      0.61%
   2001       12.22         0.08             (1.40)        (0.08)       (0.00)         10.82     (10.82)        7,777      0.61
   2000       11.29         0.09              1.01         (0.11)       (0.06)         12.22       9.70         8,253      0.59
   1999(2)     9.09         0.07              2.18         (0.05)       (0.00)         11.29      24.83         3,892      0.36

   CLASS B
   2001*     $10.79       $ 0.00(1)         $(1.01)       $(0.01)      $(0.00)        $ 9.77      (9.39)%    $  1,210      1.36%
   2001       12.20         0.01             (1.41)        (0.01)       (0.00)         10.79     (11.47)        1,080      1.36
   2000(2)    12.04         0.01              0.17         (0.02)       (0.00)         12.20       1.46           524      1.34

   CLASS C
   2001*     $10.79       $ 0.00(1)         $(1.00)       $(0.01)      $(0.00)        $ 9.78      (9.31)%    $    840      1.36%
   2001       12.20         0.00             (1.40)        (0.01)       (0.00)         10.79     (11.51)          649      1.36
   2000(2)    12.61         0.01             (0.41)        (0.01)       (0.00)         12.20      (3.17)          277      1.34
_________________________
INTERNATIONAL EQUITY FUND
_________________________
   CLASS I
   2001*     $10.89       $ 0.01(1)         $(1.53)       $(0.00)      $(0.00)        $ 9.37     (13.96)%    $520,076      1.41%
   2001       15.05         0.03(1)          (3.19)        (0.00)       (1.00)         10.89     (22.74)      607,113      1.45
   2000       10.91         0.01              4.23         (0.03)       (0.07)         15.05      38.90       425,328      1.43
   1999       10.86        (0.01)             0.11         (0.05)       (0.00)         10.91       0.95       199,205      1.43
   19983      10.00         0.08              0.79         (0.01)       (0.00)         10.86       8.76       135,942      1.09

   CLASS A
   2001*     $10.81       $(0.00)(1)        $(1.52)       $(0.00)      $(0.00)        $ 9.29     (14.06)%    $ 12,402      1.66%
   2001       14.97        (0.01)(1)         (3.15)        (0.00)       (1.00)         10.81     (22.88)       15,390      1.70
   2000       10.87        (0.03)             4.21         (0.01)       (0.07)         14.97      38.50         3,618      1.68
   1999       10.82        (0.01)             0.10         (0.04)       (0.00)         10.87       0.84         1,127      1.68
   19983      10.00         0.04              0.79         (0.01)       (0.00)         10.82       8.28           276      1.39

   CLASS B
   2001*     $10.62       $(0.03)(1)        $(1.49)       $(0.00)      $(0.00)        $ 9.10     (14.31)%    $  3,964      2.36%
   2001       14.83        (0.10)(1)         (3.11)        (0.00)       (1.00)         10.62     (23.47)        5,317      2.41
   2000       10.83        (0.10)             4.17         (0.00)       (0.07)         14.83      37.61           623      2.39
   1999       10.83        (0.07)             0.08         (0.01)       (0.00)         10.83       0.10            42      2.43
   19983       9.30         0.05              1.48         (0.00)       (0.00)         10.83      16.45             1      2.08

   CLASS C
   2001*     $10.63       $(0.04)(1)        $(1.49)       $(0.00)      $(0.00)        $ 9.10     (14.39)%    $    483      2.36%
   2001       14.83        (0.10)(1)         (3.10)        (0.00)       (1.00)         10.63     (23.40)          364      2.41
   20003      15.37        (0.04)            (0.50)        (0.00)       (0.00)         14.83      (3.51)          165      2.39

                                      RATIO        RATIO OF NET
                    RATIO OF NET   OF EXPENSES  INVESTMENT INCOME/
                     INVESTMENT    TO AVERAGE    (LOSS) TO AVERAGE
                    INCOME/(LOSS)  NET ASSETS       NET ASSETS       PORTFOLIO
                     TO AVERAGE    (BEFORE FEE      (BEFORE FEE      TURNOVER
                     NET ASSETS     WAIVERS)         WAIVERS)          RATE
--------------------------------------------------------------------------------
_________________
EQUITY INDEX FUND
_________________
   CLASS I
   2001*              1.04 %         0.51%             0.89 %            0%
   2001               0.94           0.61              0.69             15
   2000               1.02           0.59              0.77             48
   1999(2)            1.38           0.55              1.03              9

   CLASS A
   2001*              0.79 %         0.76%             0.64 %            0%
   2001               0.69           0.86              0.44             15
   2000               0.77           0.84              0.52             48
   1999(2)            1.22           0.71              0.87              9

   CLASS B
   2001*              0.04 %         1.51%            (0.11)%            0%
   2001              (0.06)          1.51             (0.21)            15
   2000(2)            0.02           1.49             (0.13)            48

   CLASS C
   2001*              0.04 %         1.51%            (0.11)%            0%
   2001              (0.06)          1.51             (0.21)            15
   2000(2)            0.02           1.49             (0.13)            48
_________________________
INTERNATIONAL EQUITY FUND
_________________________
   CLASS I
   2001*              0.18 %         1.46%             0.13 %           42%
   2001               0.21           1.50              0.16            161
   2000               0.06           1.49              0.00            124
   1999               0.12           1.43              0.12             78
   1998(3)            1.19           1.24              1.04             28

   CLASS A
   2001*             (0.07)%         1.71%            (0.12)%           42%
   2001              (0.11)          1.75             (0.16)           161
   2000              (0.19)          1.74             (0.25)           124
   1999              (0.04)          1.68             (0.04)            78
   1998(3)            1.49           1.47              1.41             28

   CLASS B
   2001*             (0.77)%         2.36%            (0.77)%           42%
   2001              (0.81)          2.41             (0.81)           161
   2000              (0.90)          2.39             (0.90)           124
   1999              (0.80)          2.43             (0.80)            78
   1998(3)            0.59           2.14              0.53             28

   CLASS C
   2001*             (0.77)%         2.36%            (0.77)%           42%
   2001              (0.41)          2.41             (0.41)           161
   2000(3)           (0.90)          2.39             (0.90)           124


  * FOR THE SIX MONTHS ENDED NOVEMBER 30, 2001. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL
    RETURN EXCLUDES SALES CHARGE.
(1) PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.
(2) EQUITY INDEX FUND CLASS I, CLASS A, CLASS B AND CLASS C COMMENCED OPERATIONS ON JULY 10, 1998, OCTOBER 15, 1998, JANUARY 4, 2000 AND JANUARY 17, 2000, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.
(3) INTERNATIONAL EQUITY FUND CLASS I, CLASS A, CLASS B AND CLASS C COMMENCED OPERATIONS ON AUGUST 1, 1997, AUGUST 1, 1997, JANUARY 6, 1998 AND JANUARY 5, 2000, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.

                             See Accompanying Notes

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

SELECTED PER SHARE DATA AND RATIOS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2001 (UNAUDITED) AND FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED



              NET ASSET                   REALIZED AND    DIVIDENDS   DISTRIBUTIONS                                      RATIO OF
               VALUE,          NET         UNREALIZED     FROM NET      FROM NET     NET ASSET             NET ASSETS    EXPENSES
              BEGINNING    INVESTMENT    GAINS (LOSSES)  INVESTMENT     REALIZED    VALUE, END   TOTAL       END OF     TO AVERAGE
              OF PERIOD   INCOME/(LOSS)   ON SECURITIES    INCOME     CAPITAL GAINS  OF PERIOD  RETURN+   PERIOD (000)  NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
____________________
LARGE CAP ULTRA FUND
____________________
   CLASS I
   2001*      $12.69        $(0.02)(1)     $(1.45)       $(0.00)       $(0.00)       $11.22      (11.58)%  $154,657       1.04%
   2001        20.09         (0.06)(1)      (4.75)        (0.00)        (2.59)        12.69      (26.18)    182,343       0.98
   2000        19.81         (0.02)          5.08         (0.00)        (4.78)        20.09       27.25     278,697       1.05
   1999        16.27         (0.06)          3.90         (0.00)        (0.30)        19.81       23.67     409,107       1.10
   1998(1)     14.48         (0.03)          3.52         (0.03)(6)     (1.67)        16.27       26.18     358,221       1.10
   1997(3)     11.25          0.03           3.31         (0.03)        (0.08)        14.48       29.81     338,388       1.12
   1996(3,4)   10.00          0.03           1.25         (0.03)        (0.00)        11.25       12.86     274,150       2.19

   CLASS A
   2001*      $12.45        $(0.04)(1)     $(1.42)       $(0.00)       $(0.00)       $10.99      (11.73)%  $ 10,565       1.29%
   2001        19.81         (0.10)(1)      (4.67)        (0.00)        (2.59)        12.45      (26.36)     13,114       1.22
   2000        19.67         (0.06)          4.98         (0.00)        (4.78)        19.81       26.66      21,550       1.30
   1999        16.19         (0.11)          3.89         (0.00)        (0.30)        19.67       23.42      24,513       1.35
   1998(2)     14.44         (0.06)          3.51         (0.03)(6)     (1.67)        16.19       25.95      21,628       1.35
   1997(3)     11.23         (0.00)          3.30         (0.01)        (0.08)        14.44       29.52      12,260       1.37
   1996(3,4)   10.00          0.03           1.23         (0.03)        (0.00)        11.23        8.99       1,657       1.40

   CLASS B
   2001*      $11.82        $(0.07)(1)     $(1.35)       $(0.00)       $(0.00)       $10.40      (12.01)%  $  7,712       1.99%
   2001        19.08         (0.21)(1)      (4.46)        (0.00)        (2.59)        11.82      (26.88)     10,123       1.93
   2000        19.21         (0.13)          4.78         (0.00)        (4.78)        19.08       25.81      15,770       2.05
   1999        15.95         (0.23)          3.79         (0.00)        (0.30)        19.21       22.38      14,128       2.11
   1998(2)     14.34         (0.12)          3.43         (0.03)(6)     (1.67)        15.95       25.12      10,169       2.09
   1997(3)     11.22         (0.05)          3.25         (0.00)        (0.08)        14.34       28.62       4,130       2.12
   1996(3,4)   10.00          0.01           1.23         (0.02)(7)     (0.00)        11.22        8.77         832       1.78

   CLASS C
   2001*      $11.89        $(0.07)(1)     $(1.36)       $(0.00)       $(0.00)       $10.46      (12.03)%  $    320       1.99%
   2001(4)     20.22         (0.17)(1)      (5.57)        (0.00)        (2.59)        11.89      (30.66)        123       1.93

____________________
LARGE CAP VALUE FUND
____________________
   CLASS I
   2001*      $17.39        $ 0.09(1)      $(1.20)       $(0.10)       $(0.00)       $16.18       (6.38)%  $679,242       0.96%
   2001        16.03          0.25           1.71         (0.28)        (0.32)        17.39       12.67     700,811       0.97
   2000        18.80          0.35          (1.85)        (0.36)        (0.91)        16.03       (7.95)    500,135       0.92
   1999        17.53          0.30           1.50         (0.28)        (0.25)        18.80       10.62     548,361       0.93
   1998        14.87          0.27           3.44         (0.32)        (0.73)        17.53       25.69     193,923       0.92
   1997        12.66          0.30           2.73         (0.31)        (0.51)        14.87       24.62     127,130       1.01

   CLASS A
   2001*      $17.36        $ 0.07(1)      $(1.20)       $(0.08)       $(0.00)       $16.15       (6.52)%  $ 38,521       1.21%
   2001        16.00          0.21           1.71         (0.24)        (0.32)        17.36       12.42      43,511       1.22
   2000        18.79          0.30          (1.87)        (0.31)        (0.91)        16.00       (8.30)      9,070       1.17
   1999        17.51          0.21           1.55         (0.23)        (0.25)        18.79       10.40      11,075       1.18
   1998        14.86          0.26           3.41         (0.29)        (0.73)        17.51       25.41       2,151       1.17
   1997        12.65          0.31           2.68         (0.27)        (0.51)        14.86       24.33         410       1.26

   CLASS B
   2001*      $17.29        $ 0.02(1)      $(1.21)       $(0.02)       $(0.00)       $16.08       (6.89)%  $ 10,946       1.91%
   2001        15.93          0.09           1.72         (0.13)        (0.32)        17.29       11.69      12,458       1.92
   2000        18.69          0.19          (1.84)        (0.20)        (0.91)        15.93       (8.77)      1,357       1.88
   1999        17.54          0.17           1.39         (0.16)        (0.25)        18.69        9.14         997       1.89
   1998(5)     16.28          0.46           0.86         (0.06)        (0.00)        17.54        9.39           3       1.86

   CLASS C
   2001*      $17.27        $ 0.02(1)      $(1.21)       $(0.03)       $(0.00)       $16.05       (6.92)%  $    258       1.91%
   2001        15.93          0.09           1.72         (0.15)        (0.32)        17.27       11.67         187       1.93
   2000(5)     15.27          0.08           0.63         (0.05)        (0.00)        15.93        4.65         105       1.88



                                      RATIO        RATIO OF NET
                    RATIO OF NET   OF EXPENSES  INVESTMENT INCOME/
                     INVESTMENT    TO AVERAGE    (LOSS) TO AVERAGE
                    INCOME/(LOSS)  NET ASSETS       NET ASSETS       PORTFOLIO
                     TO AVERAGE    (BEFORE FEE      (BEFORE FEE      TURNOVER
                     NET ASSETS     WAIVERS)         WAIVERS)          RATE
--------------------------------------------------------------------------------
____________________
LARGE CAP ULTRA FUND
____________________
   CLASS I
   2001*              (0.39)%        1.09%            (0.44)%          24%
   2001               (0.37)         1.03             (0.42)          102
   2000               (0.36)         1.05             (0.36)           82
   1999               (0.33)         1.10             (0.33)           51
   1998(1)            (0.19)         1.10             (0.19)           25
   1997(3)             0.19          1.12              0.19            48
   1996(3,4)           1.26          2.26              1.19            86

   CLASS A
   2001*              (0.64)%        1.34%            (0.69)%          24%
   2001               (0.61)         1.27             (0.66)          102
   2000               (0.61)         1.30             (0.61)           82
   1999               (0.59)         1.35             (0.59)           51
   1998(2)            (0.45)         1.35             (0.45)           25
   1997(3)            (0.14)         1.37             (0.14)           48
   1996(3,4)           0.31          2.62             (0.91)           86

   CLASS B
   2001*              (1.34)%        1.99%            (1.34)%          24%
   2001               (1.32)         1.93             (1.32)          102
   2000               (1.36)         2.05             (1.36)           82
   1999               (1.34)         2.11             (1.34)           51
   1998(2)            (1.21)         2.09             (1.21)           25
   1997(3)            (0.88)         2.12             (0.88)           48
   1996(3,4)          (0.32)         4.07             (2.61)           86

   CLASS C
   2001*              (1.34)%        1.99%            (1.34)%          24%
   2001(4)            (1.32)         1.93             (1.32)          102

____________________
LARGE CAP VALUE FUND
____________________
   CLASS I
   2001*               1.15 %        1.01%             1.10 %          20%
   2001                1.54          1.02              1.49            67
   2000                2.07          0.98              2.01            40
   1999                2.07          0.93              2.07            19
   1998                1.80          0.92              1.80            18
   1997                2.44          1.01              2.44            35

   CLASS A
   2001*               0.90 %        1.26%             0.85%           20%
   2001                1.29          1.27              1.24            67
   2000                1.82          1.23              1.76            40
   1999                1.82          1.18              1.82            19
   1998                1.62          1.17              1.62            18
   1997                2.17          1.26              2.17            35

   CLASS B
   2001*               0.20 %        1.91%             0.20 %          20%
   2001                0.59          1.92              0.59            67
   2000                1.11          1.88              1.11            40
   1999                1.11          1.89              1.11            19
   1998(5)             0.68          1.86              0.68            18

   CLASS C
   2001*               0.20 %        1.91%             0.20 %          20%
   2001                0.59          1.93              0.59            67
   2000(5)             1.11          1.88              1.11            40

  * FOR THE SIX MONTHS ENDED NOVEMBER 30, 2001. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL
    RETURN EXCLUDES SALES CHARGE.
(1) PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.
(2) FOR THE ELEVEN MONTH PERIOD ENDED MAY 31, 1998. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(3) FOR THE YEAR ENDED JUNE 30.
(4) LARGE CAP ULTRA FUND CLASS I, CLASS A, CLASS B AND CLASS C COMMENCED OPERATIONS ON DECEMBER 28, 1995, FEBRUARY 1, 1996, FEBRUARY 1, 1996 AND JUNE 15, 2000, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.
(5) LARGE CAP VALUE FUND CLASS B AND CLASS C COMMENCED OPERATIONS ON JANUARY 6, 1998 AND JANUARY 27, 2000, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.
(6) INCLUDES A TAX RETURN OF CAPITAL OF $(0.03), $(0.03) AND $(0.03) FOR CLASS I, CLASS A, AND CLASS B, RESPECTIVELY, OF THE LARGE CAP ULTRA FUND.
(7) INCLUDES A TAX RETURN OF CAPITAL OF $(0.02) FOR CLASS C OF THE LARGE CAP ULTRA FUND.

                             See Accompanying Notes

                                                           FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

SELECTED PER SHARE DATA AND RATIOS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2001 (UNAUDITED) AND FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED




              NET ASSET                   REALIZED AND    DIVIDENDS   DISTRIBUTIONS                                      RATIO OF
               VALUE,          NET         UNREALIZED     FROM NET      FROM NET     NET ASSET             NET ASSETS    EXPENSES
              BEGINNING    INVESTMENT    GAINS (LOSSES)  INVESTMENT     REALIZED    VALUE, END   TOTAL       END OF     TO AVERAGE
              OF PERIOD   INCOME/(LOSS)   ON SECURITIES    INCOME     CAPITAL GAINS  OF PERIOD  RETURN+   PERIOD (000)  NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
___________________
MID CAP GROWTH FUND
___________________
   CLASS I
   2001*      $ 8.08       $(0.03)(1)       $(1.02)        $(0.00)      $(0.00)      $ 7.03      (13.00)%   $164,409       1.32%
   2001        15.84        (0.08)(1)        (3.14)         (0.00)       (4.54)        8.08      (23.89)     195,291       1.26
   2000        14.27        (0.12)(1)         6.34          (0.00)       (4.65)       15.84       51.90      281,161       1.29
   1999        15.12        (0.14)            1.13          (0.00)       (1.84)       14.27        8.20      319,733       1.32
   1998(2)     15.82        (0.11)            2.52          (0.00)       (3.11)       15.12       16.98      518,080       1.30
   1997(3)     20.83        (0.13)            1.25          (0.00)       (6.13)       15.82        5.58      544,082       1.31
   1996(3)     16.62        (0.16)            5.03          (0.00)       (0.66)       20.83       29.83      650,495       1.29

   CLASS A
   2001*      $ 7.80       $(0.04)(1)       $(0.98)        $(0.00)      $(0.00)      $ 6.78      (13.08)%   $ 22,989       1.57%
   2001        15.53        (0.10)(1)        (3.09)         (0.00)       (4.54)        7.80      (24.23)      28,107       1.50
   2000        14.10        (0.15)(1)         6.23          (0.00)       (4.65)       15.53       51.48       46,183       1.54
   1999        14.98        (0.19)            1.15          (0.00)       (1.84)       14.10        8.08       50,605       1.57
   1998(2)     15.72        (0.14)            2.51          (0.00)       (3.11)       14.98       16.84       90,183       1.55
   1997(3)     20.71        (0.16)            1.30          (0.00)       (6.13)       15.72        5.78       80,634       1.56
   1996(3)     16.56        (0.16)            4.97          (0.00)       (0.66)       20.71       29.57       66,260       1.54

   CLASS B
   2001*      $ 6.55       $(0.06)(1)       $(0.82)        $(0.00)      $(0.00)      $ 5.67      (13.44)%   $  8,920       2.27%
   2001        13.95        (0.16)(1)        (2.70)         (0.00)       (4.54)        6.55      (24.69)      11,339       2.21
   2000        13.14        (0.24)(1)         5.70          (0.00)       (4.65)       13.95       50.40       18,584       2.29
   1999        14.20        (0.28)            1.06          (0.00)       (1.84)       13.14        7.19       16,629       2.32
   1998(2)     15.12        (0.23)            2.42          (0.00)       (3.11)       14.20       16.27       23,780       2.30
   1997(3)     20.28        (0.24)            1.21          (0.00)       (6.13)       15.12        4.94       21,994       2.31
   1996(3)     16.35        (0.23)            4.82          (0.00)       (0.66)       20.28       28.59       15,840       2.29

   CLASS C
   2001*      $ 6.64       $(0.06)(1)       $(0.83)        $(0.00)      $(0.00)      $ 5.75      (13.40)%   $    225       2.27%
   2001(4)     15.11        (0.12)(1)        (3.81)         (0.00)       (4.54)        6.64      (29.86)         142       2.21
_____________________
SMALL CAP GROWTH FUND
_____________________
   CLASS I
   2001*      $11.56       $(0.05)(1)       $(1.06)        $(0.00)      $(0.00)      $10.45       (9.60)%   $287,792       1.28%
   2001        14.91        (0.06)(1)        (1.93)         (0.00)       (1.36)       11.56      (14.72)     304,754       1.27
   2000        10.14        (0.04)(1)         4.81          (0.00)       (0.00)       14.91       47.04      157,306       1.23
   1999        11.69        (0.03)(1)        (1.41)         (0.00)       (0.11)       10.14      (12.36)      80,145       1.27
   1998(5)     10.00         0.01             1.72          (0.01)       (0.03)       11.69       17.35       54,476       0.98

   CLASS A
   2001*      $11.44       $(0.06)(1)       $(1.04)        $(0.00)      $(0.00)      $10.34       (9.62)%   $ 26,688       1.53%
   2001        14.81        (0.09)(1)        (1.92)         (0.00)       (1.36)       11.44      (14.97)      31,327       1.52
   2000        10.11        (0.07)(1)         4.77          (0.00)       (0.00)       14.81       46.49        2,710       1.48
   1999        11.68        (0.05)(1)        (1.41)         (0.00)       (0.11)       10.11      (12.54)       1,089       1.51
   1998(5)     10.00         0.01             1.71          (0.01)       (0.03)       11.68       17.18          331       1.23

   CLASS B
   2001*      $11.16       $(0.09)(1)       $(1.02)        $(0.00)      $(0.00)      $10.05       (9.95)%   $ 10,831       2.23%
   2001        14.58        (0.18)(1)        (1.88)         (0.00)       (1.36)       11.16      (15.59)      13,010       2.22
   2000        10.01        (0.17)(1)         4.74          (0.00)       (0.00)       14.58       45.65          372       2.19
   1999        11.66        (0.10)(1)        (1.44)         (0.00)       (0.11)       10.01      (13.26)         139       2.23
   1998(5)     10.64        (0.01)            1.03          (0.00)       (0.00)       11.66        9.59            1       1.92

   CLASS C
   2001*      $11.19       $(0.09)(1)       $(1.03)        $(0.00)      $(0.00)      $10.07      (10.01)%   $    418       2.23%
   2001        14.57        (0.18)(1)        (1.84)         (0.00)       (1.36)       11.19      (15.32)         374       2.22
   2000(5)     16.20        (0.07)(1)        (1.56)         (0.00)       (0.00)       14.57      (10.06)          77       2.19



                                      RATIO        RATIO OF NET
                    RATIO OF NET   OF EXPENSES  INVESTMENT INCOME/
                     INVESTMENT    TO AVERAGE    (LOSS) TO AVERAGE
                    INCOME/(LOSS)  NET ASSETS       NET ASSETS       PORTFOLIO
                     TO AVERAGE    (BEFORE FEE      (BEFORE FEE      TURNOVER
                     NET ASSETS     WAIVERS)         WAIVERS)          RATE
--------------------------------------------------------------------------------
___________________
MID CAP GROWTH FUND
___________________
   CLASS I
   2001*               (0.96)%       1.37%          (1.01)%             41%
   2001                (0.64)        1.31           (0.69)             191
   2000                (0.75)        1.29           (0.75)             110
   1999                (0.75)        1.32           (0.75)             100
   1998(2)             (0.77)        1.30           (0.77)              38
   1997(3)             (0.80)        1.31           (0.80)              38
   1996(3)             (0.68)        1.29           (0.68)              49

   CLASS A
   2001*               (1.21)%       1.62%          (1.26)%             41%
   2001                (0.88)        1.55           (0.93)             191
   2000                (1.00)        1.54           (1.00)             110
   1999                (1.00)        1.57           (1.00)             100
   1998(2)             (1.02)        1.55           (1.02)              38
   1997(3)             (1.05)        1.56           (1.05)              38
   1996(3)             (0.94)        1.54           (0.94)              49

   CLASS B
   2001*               (1.91)%       2.27%          (1.91)%             41%
   2001                (1.59)        2.21           (1.59)             191
   2000                (1.75)        2.29           (1.75)             110
   1999                (1.75)        2.32           (1.75)             100
   1998(2)             (1.77)        2.30           (1.77)              38
   1997(3)             (1.80)        2.31           (1.80)              38
   1996(3)             (1.70)        2.29           (1.70)              49

   CLASS C
   2001*               (1.91)%       2.27%          (1.91)%             41%
   2001(4)             (1.59)        2.21           (1.59)             191
_____________________
SMALL CAP GROWTH FUND
_____________________
   CLASS I
   2001*               (0.87)%       1.33%          (0.92)%             53%
   2001                (0.44)        1.32           (0.49)             174
   2000                (0.28)        1.29           (0.34)             155
   1999                (0.27)        1.27           (0.27)             159
   1998(5)              0.14         1.09            0.03               31

   CLASS A
   2001*               (1.12)%       1.58%          (1.17)%             53%
   2001                (0.69)        1.57           (0.74)             174
   2000                (0.53)        1.54           (0.59)             155
   1999                (0.51)        1.51           (0.51)             159
   1998(5)             (0.32)        1.34           (0.43)              31

   CLASS B
   2001*               (1.82)%       2.23%          (1.82)%             53%
   2001                (1.39)        2.22           (1.39)             174
   2000                (1.24)        2.19           (1.24)             155
   1999                (1.23)        2.23           (1.23)             159
   1998(5)             (0.87)        3.06           (2.01)              31

   CLASS C
   2001*               (1.82)%       2.23%          (1.82)%             53%
   2001                (1.39)        2.22           (1.39)             174
   2000(5)             (1.24)        2.19           (1.24)             155


  * FOR THE SIX MONTHS ENDED NOVEMBER 30, 2001. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL
    RETURN EXCLUDES SALES CHARGE.
(1) PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.
(2) FOR THE ELEVEN MONTH PERIOD ENDED MAY 31, 1998. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(3) FOR THE YEAR ENDED JUNE 30.
(4) MID CAP GROWTH FUND CLASS C COMMENCED OPERATIONS ON JUNE 15, 2000. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(5) SMALL CAP GROWTH FUND CLASS I, CLASS A, CLASS B AND CLASS C COMMENCED OPERATIONS ON AUGUST 1, 1997, AUGUST 1, 1997, JANUARY 6, 1998 AND JANUARY 20, 2000, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.

                             See Accompanying Notes

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

SELECTED PER SHARE DATA AND RATIOS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2001 (UNAUDITED) AND FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED



              NET ASSET                   REALIZED AND    DIVIDENDS   DISTRIBUTIONS                                      RATIO OF
               VALUE,          NET         UNREALIZED     FROM NET      FROM NET     NET ASSET             NET ASSETS    EXPENSES
              BEGINNING    INVESTMENT    GAINS (LOSSES)  INVESTMENT     REALIZED    VALUE, END   TOTAL       END OF     TO AVERAGE
              OF PERIOD   INCOME/(LOSS)   ON SECURITIES    INCOME     CAPITAL GAINS  OF PERIOD  RETURN+   PERIOD (000)  NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
____________________
SMALL CAP VALUE FUND
____________________
   CLASS I
   2001*      $19.07      $ 0.07(1)         $ 0.32         $(0.00)    $(0.00)        $19.46       2.05 %   $638,138         1.18%
   2001        15.15        0.22              4.36          (0.25)     (0.41)         19.07      30.89      549,218         1.20
   2000        13.65        0.27              1.45          (0.22)     (0.00)         15.15      12.87      354,347         1.21
   1999        15.72        0.09             (0.78)         (0.05)     (1.33)         13.65      (3.67)     270,382         1.12
   1998        15.15        0.06              2.87          (0.07)     (2.29)         15.72      19.82      284,295         0.98
   1997        13.10        0.09              2.90          (0.09)     (0.85)         15.15      23.61      199,311         0.97

   CLASS A
   2001*      $18.57      $ 0.04(1)         $ 0.31         $(0.00)    $(0.00)        $18.92       1.88 %   $ 14,550         1.43%
   2001        14.77        0.19              4.23          (0.21)     (0.41)         18.57      30.55       12,315         1.45
   2000        13.31        0.27              1.38          (0.19)     (0.00)         14.77      12.59        9,727         1.46
   1999        15.47        0.06             (0.85)         (0.04)     (1.33)         13.31      (4.38)      11,542         1.38
   1998        14.95        0.01              2.84          (0.04)     (2.29)         15.47      19.51       10,634         1.23
   1997        12.94        0.08              2.83          (0.05)     (0.85)         14.95      23.26        4,929         1.22

   CLASS B
   2001*      $18.34      $(0.02)(1)        $ 0.31         $(0.00)    $(0.00)        $18.63       1.58 %   $  3,058         2.13%
   2001        14.62        0.09              4.16          (0.12)     (0.41)         18.34      29.62        1,483         2.15
   2000        13.19        0.14              1.41          (0.12)     (0.00)         14.62      11.87          742         2.17
   1999        15.42       (0.03)            (0.87)         (0.00)     (1.33)         13.19      (5.13)         515         2.08
   1998(2)     15.28        0.00              0.14          (0.00)     (0.00)         15.42       0.92           61         1.92

   CLASS C
   2001*      $18.34      $(0.03)(1)        $ 0.31         $(0.00)    $(0.00)        $18.62       1.53 %   $  1,099         2.13%
   2001        14.62        0.11              4.14          (0.12)     (0.41)         18.34      29.62          361         2.15
   2000(2)     13.07        0.01              1.54          (0.00)     (0.00)         14.62      11.86           68         2.17
_______________________
TAX MANAGED EQUITY FUND
_______________________
   CLASS I
   2001*      $12.60      $ 0.01(1)         $(0.55)        $(0.02)    $(0.00)        $12.04      (4.30)%   $201,032         0.98%
   2001        14.29        0.02             (1.67)         (0.01)     (0.03)         12.60     (11.53)     220,077         0.97
   2000        12.13        0.03              2.16          (0.02)     (0.01)         14.29      18.06      257,548         0.95
   1999         9.93        0.05              2.21          (0.05)     (0.01)         12.13      22.82      241,501         0.83
   1998(3)     10.00       (0.00)            (0.07)         (0.00)     (0.00)          9.93      (0.70)     158,867         0.29

   CLASS A
   2001*      $12.62      $(0.00)(1)        $(0.56)        $(0.01)    $(0.00)        $12.05      (4.48)%   $ 17,863         1.23%
   2001        14.33       (0.01)            (1.67)         (0.00)     (0.03)         12.62     (11.76)      17,645         1.22
   2000        12.16        0.00              2.18          (0.00)     (0.01)         14.33      18.01       17,372         1.20
   1999         9.93        0.04              2.24          (0.04)     (0.01)         12.16      23.03        7,353         1.09
   1998(3)     10.10       (0.00)            (0.17)         (0.00)     (0.00)          9.93      (1.49)          10         0.54

   CLASS B
   2001*      $12.38      $(0.04)(1)        $(0.56)        $(0.00)    $(0.00)        $11.78      (4.85)%   $ 10,322         1.93%
   2001        14.16       (0.10)            (1.65)         (0.00)     (0.03)         12.38     (12.39)      10,771         1.92
   2000        12.12       (0.07)             2.12          (0.00)     (0.01)         14.16      16.95       11,135         1.91
   1999         9.93       (0.02)             2.23          (0.01)     (0.01)         12.12      22.31        5,377         1.79
   1998(3)     10.21       (0.00)            (0.28)         (0.00)     (0.00)          9.93      (2.84)          85         1.23

   CLASS C
   2001*      $12.35      $(0.04)(1)        $(0.56)        $(0.00)    $(0.00)        $11.75      (4.86)%   $    992         1.93%
   2001        14.16       (0.12)            (1.66)         (0.00)     (0.03)         12.35     (12.60)         880         1.92
   2000(3)     14.01       (0.03)             0.18          (0.00)     (0.00)         14.16       1.07          453         1.91



                                      RATIO        RATIO OF NET
                    RATIO OF NET   OF EXPENSES  INVESTMENT INCOME/
                     INVESTMENT    TO AVERAGE    (LOSS) TO AVERAGE
                    INCOME/(LOSS)  NET ASSETS       NET ASSETS       PORTFOLIO
                     TO AVERAGE    (BEFORE FEE      (BEFORE FEE      TURNOVER
                     NET ASSETS     WAIVERS)         WAIVERS)          RATE
--------------------------------------------------------------------------------
____________________
SMALL CAP VALUE FUND
____________________
   CLASS I
   2001*              0.71 %         1.23%             0.66 %            71%
   2001               1.35           1.25              1.30             128
   2000               1.97           1.27              1.91             120
   1999               0.70           1.12              0.70              79
   1998               0.43           0.98              0.43              89
   1997               0.83           0.97              0.83              64

   CLASS A
   2001*              0.46 %         1.48%             0.41 %            71%
   2001               1.10           1.50              1.05             128
   2000               1.72           1.52              1.66             120
   1999               0.44           1.38              0.44              79
   1998               0.19           1.23              0.19              89
   1997               0.57           1.22              0.51              64

   CLASS B
   2001*             (0.24)%         2.13%            (0.24)%            71%
   2001               0.40           2.15              0.40             128
   2000               1.01           2.17              1.01             120
   1999              (0.26)          2.08             (0.26)             79
   1998(2)           (0.48)          1.92             (0.48)             89

   CLASS C
   2001*             (0.24)%         2.13%            (0.24)%            71%
   2001               0.40           2.15              0.40             128
   2000(2)            1.01           2.17              1.01             120
_______________________
TAX MANAGED EQUITY FUND
_______________________
   CLASS I
   2001*              0.23 %         1.03%             0.18 %             0%
   2001               0.11           1.02              0.06               1
   2000               0.19           1.01              0.13               3
   1999               0.37           1.01              0.19               5
   1998(3)            0.91           1.02              0.18               0

   CLASS A
   2001*             (0.02)%         1.28%            (0.07)%             0%
   2001              (0.14)          1.27             (0.19)              1
   2000              (0.06)          1.26             (0.12)              3
   1999               0.11           1.27             (0.07)              5
   1998(3)            0.63           1.24             (0.07)              0

   CLASS B
   2001*             (0.72)%         1.93%            (0.72)%             0%
   2001              (0.84)          1.92             (0.84)              1
   2000              (0.77)          1.91             (0.77)              3
   1999              (0.59)          1.97             (0.77)              5
   1998(3)            0.43           1.98              1.18               0

   CLASS C
   2001*             (0.72)%         1.93%            (0.72)%             0%
   2001              (0.84)          1.92             (0.84)              1
   2000(3)           (0.77)          1.91             (0.77)              3


  * FOR THE SIX MONTH ENDED NOVEMBER 30, 2001. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL
    RETURN EXCLUDES SALES CHARGE.
(1) PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.
(2) SMALL CAP VALUE FUND CLASS B AND CLASS C COMMENCED OPERATIONS ON JANUARY 6, 1998 AND JANUARY 27, 2000, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.
(3) TAX MANAGED EQUITY FUND CLASS I, CLASS A, CLASS B AND CLASS C COMMENCED OPERATIONS ON APRIL 9, 1998, MAY 11, 1998, MAY 4, 1998 AND JANUARY 10, 2000, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.

                             See Accompanying Notes

                                                           FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

SELECTED PER SHARE DATA AND RATIOS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2001 (UNAUDITED) AND FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED




              NET ASSET                   REALIZED AND    DIVIDENDS   DISTRIBUTIONS                                      RATIO OF
               VALUE,          NET         UNREALIZED     FROM NET      FROM NET     NET ASSET             NET ASSETS    EXPENSES
              BEGINNING    INVESTMENT    GAINS (LOSSES)  INVESTMENT     REALIZED    VALUE, END   TOTAL       END OF     TO AVERAGE
              OF PERIOD      INCOME      ON SECURITIES    INCOME     CAPITAL GAINS  OF PERIOD  RETURN+   PERIOD (000)  NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
__________________________
AGGRESSIVE ALLOCATION FUND
__________________________
   CLASS I
   2001*      $ 9.95        $0.04(1)        $(0.61)       $(0.05)       $(0.00)       $ 9.33     (5.76)%  $  2,670       0.48%
   2001(2)     10.00         0.02            (0.06)        (0.01)        (0.00)         9.95     (0.36)      2,492       0.38

   CLASS A
   2001*      $ 9.95        $0.03(1)        $(0.64)       $(0.02)       $(0.00)       $ 9.32     (5.99)%  $  2,482       0.73%
   2001(2)     10.00         0.02            (0.06)        (0.01)        (0.00)         9.95     (0.38)      2,500       0.63

   CLASS B
   2001*      $ 9.95        $0.00(1)        $(0.63)       $(0.02)       $(0.00)       $ 9.30     (6.29)%  $     38       1.33%
   2001(2)      9.98         0.00            (0.03)        (0.00)        (0.00)         9.95     (0.30)          7       1.23

   CLASS C
   2001*(2)   $ 9.89        $0.00(1)        $(0.56)       $(0.02)       $(0.00)       $ 9.31     (7.24)%  $     52       1.33%
________________________
BALANCED ALLOCATION FUND
________________________
   CLASS I
   2001*      $ 9.72        $0.10(1)        $(0.54)       $(0.10)       $(0.00)       $ 9.18     (4.49)%  $169,207       0.98%
   2001        11.68         0.28            (0.42)        (0.27)        (1.55)         9.72     (1.68)    186,724       1.03
   2000        10.31         0.26             1.35         (0.24)        (0.00)        11.68     15.72      69,517       1.01
   1999(3)     10.00         0.18             0.28         (0.15)        (0.00)        10.31      4.57      85,027       1.06
   CLASS A
   2001*      $ 9.72        $0.09(1)        $(0.54)       $(0.09)       $(0.00)       $ 9.18     (4.62)%  $ 12,386       1.23%
   2001        11.68         0.29            (0.46)        (0.24)        (1.55)         9.72     (1.92)     13,592       1.28
   2000        10.31         0.23             1.35         (0.21)        (0.00)        11.68     15.48       3,965       1.26
   1999(3)      9.74         0.14             0.57         (0.14)        (0.00)        10.31      7.26       1,466       1.31
   CLASS B
   2001*      $ 9.73        $0.06(1)        $(0.54)       $(0.06)       $(0.00)       $ 9.19     (4.96)%  $  5,413       1.93%
   2001        11.70         0.21            (0.46)        (0.17)        (1.55)         9.73     (2.67)      5,551       1.98
   2000        10.33         0.15             1.36         (0.14)        (0.00)        11.70     14.79         691       1.97
   1999(3)      9.82         0.10             0.51         (0.10)        (0.00)        10.33      6.07         385       2.02
   CLASS C
   2001*      $ 9.72        $0.06(1)        $(0.55)       $(0.06)       $(0.00)       $ 9.17     (5.00)%  $    478       1.93%
   2001        11.70         0.21            (0.46)        (0.18)        (1.55)         9.72     (2.70)         22       1.98
   2000(3)     11.88         0.02            (0.20)        (0.00)        (0.00)        11.70     (1.52)          3       1.97
____________________________
CONSERVATIVE ALLOCATION FUND
____________________________
   CLASS I
   2001*      $10.04        $0.16(1)        $(0.24)       $(0.15)       $(0.00)       $ 9.81     (0.82)%  $  2,760       0.46%
   2001(4)     10.00         0.07             0.02         (0.05)        (0.00)        10.04      0.94       2,523       0.37
   CLASS A
   2001*      $10.04        $0.13(1)        $(0.23)       $(0.13)       $(0.00)       $ 9.81     (0.95)%  $  2,520       0.71%
   2001(4)     10.00         0.07             0.02         (0.05)        (0.00)        10.04      0.90       2,522       0.62
   CLASS B
   2001*      $ 9.97        $0.08(1)        $(0.17)       $(0.07)       $(0.00)       $ 9.81     (1.22)%  $     19       1.31%
   CLASS C
   2001*      $10.04        $0.10(1)        $(0.22)       $(0.11)       $(0.00)       $ 9.81     (1.23)%  $    118       1.31%
   2001(4)     10.14         0.00            (0.10)        (0.00)        (0.00)        10.04     (0.99)         55       1.22



                                      RATIO        RATIO OF NET
                    RATIO OF NET   OF EXPENSES  INVESTMENT INCOME/
                     INVESTMENT    TO AVERAGE    (LOSS) TO AVERAGE
                       INCOME      NET ASSETS       NET ASSETS       PORTFOLIO
                     TO AVERAGE    (BEFORE FEE      (BEFORE FEE      TURNOVER
                     NET ASSETS     WAIVERS)         WAIVERS)          RATE
--------------------------------------------------------------------------------
__________________________
AGGRESSIVE ALLOCATION FUND
__________________________
   CLASS I
   2001*                0.94%        0.78%             0.64 %           30%
   2001(2)              1.10         0.76              0.72              5

   CLASS A
   2001*                0.69%        1.03%             0.39 %           30%
   2001(2)              0.85         1.01              0.47              5

   CLASS B
   2001*                0.09%        1.58%            (0.16)%           30%
   2001(2)              0.25         1.56             (0.08)             5

   CLASS C
   2001*(2)             0.09%        1.58%            (0.16)%           30%
________________________
BALANCED ALLOCATION FUND
________________________
   CLASS I
   2001*                2.13%        1.03%             2.08 %           48%
   2001                 2.31         1.08              2.26            161
   2000                 2.20         1.07              2.14            182
   1999(3)              2.25         1.06              2.25            116
   CLASS A
   2001*                1.88%        1.28%             1.83 %           48%
   2001                 2.06         1.33              2.00            161
   2000                 1.95         1.32              1.89            182
   1999(3)              2.50         1.31              2.50            116
   CLASS B
   2001*                1.18%        1.93%             1.18 %           48%
   2001                 1.69         1.98              1.69            161
   2000                 1.24         1.97              1.24            182
   1999(3)              1.29         2.02              1.29            116
   CLASS C
   2001*                1.18%        1.93%             1.18 %           48%
   2001                 1.69         1.98              1.69            161
   2000(3)              1.24         1.97              1.24            182
____________________________
CONSERVATIVE ALLOCATION FUND
____________________________
   CLASS I
   2001*                2.92%        0.76%             2.62 %           22%
   2001(4)              3.20         0.75              2.82              5
   CLASS A
   2001*                2.67%        1.01%             2.37 %           22%
   2001(4)              2.95         1.00              2.57              5
   CLASS B
   2001*                2.07%        1.56%             1.82 %           22%
   CLASS C
   2001*                2.07%        1.56%             1.82 %           22%
   2001(4)              2.35         1.55              2.00              5

  * FOR THE SIX MONTHS ENDED NOVEMBER 30, 2001. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL
    RETURN EXCLUDES SALES CHARGE.
(1) PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.
(2) THE AGGRESSIVE ALLOCATION FUND CLASS I, CLASS A, CLASS B AND CLASS C COMMENCED OPERATIONS ON MARCH 6, 2001, MARCH 6, 2001, MAY 8, 2001 AND JUNE 28, 2001, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.
(3) THE BALANCED ALLOCATION FUND CLASS I, CLASS A, CLASS B AND CLASS C COMMENCED OPERATIONS ON JULY 10, 1998, JULY 31, 1998, NOVEMBER 11, 1998 AND APRIL 20, 2000, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.
(4) THE CONSERVATIVE ALLOCATION FUND CLASS I, CLASS A, CLASS B AND CLASS C COMMENCED OPERATIONS ON MARCH 6, 2001, MARCH 6, 2001, JULY 13, 2001 AND MAY 23, 2001, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.

                             See Accompanying Notes

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

SELECTED PER SHARE DATA AND RATIOS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2001 (UNAUDITED) AND FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED



              NET ASSET                   REALIZED AND    DIVIDENDS   DISTRIBUTIONS                                      RATIO OF
               VALUE,          NET         UNREALIZED     FROM NET      FROM NET     NET ASSET             NET ASSETS    EXPENSES
              BEGINNING    INVESTMENT    GAINS (LOSSES)  INVESTMENT     REALIZED    VALUE, END   TOTAL       END OF     TO AVERAGE
              OF PERIOD      INCOME      ON SECURITIES    INCOME     CAPITAL GAINS  OF PERIOD  RETURN+   PERIOD (000)  NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
___________
BOND FUND**
___________
   CLASS I
   2001*       $ 9.71        $0.29(1)       $ 0.17         $(0.29)     $(0.00)        $ 9.88      4.79%   $815,254         0.72%
   2001          9.37         0.62            0.34          (0.62)      (0.00)          9.71     10.50     842,906         0.72
   2000          9.93         0.59           (0.56)         (0.59)      (0.00)          9.37      0.35     294,308         0.87
   1999         10.25         0.57           (0.30)         (0.57)      (0.02)          9.93      2.70     366,230         0.94
   1998(2)       9.93         0.57            0.32          (0.57)      (0.00)         10.25      9.15     481,998         0.94
   1997(3)       9.76         0.60            0.17          (0.60)      (0.00)          9.93      8.20     492,102         0.94
   1996(3)       9.92         0.60           (0.16)         (0.60)      (0.00)          9.76      4.49     549,336         0.94

   CLASS A
   2001*       $ 9.73        $0.28(1)       $ 0.17         $(0.28)     $(0.00)        $ 9.90      4.65%   $  9,357         0.97%
   2001          9.40         0.59            0.34          (0.60)      (0.00)          9.73     10.26       8,944         0.97
   2000          9.95         0.57           (0.55)         (0.57)      (0.00)          9.40      0.05      10,237         1.12
   1999         10.27         0.53           (0.29)         (0.54)      (0.02)          9.95      2.55      11,916         1.19
   1998(2)       9.95         0.53            0.33          (0.54)      (0.00)         10.27      8.83      16,669         1.19
   1997(3)       9.78         0.58            0.17          (0.58)      (0.00)          9.95      7.92      19,760         1.19
   1996(3)       9.94         0.59           (0.16)         (0.59)      (0.00)          9.78      4.27      20,175         1.19

   CLASS B
   2001*       $ 9.72        $0.25(1)       $ 0.16         $(0.24)     $(0.00)        $ 9.89      4.29%   $  2,263         1.67%
   2001          9.38         0.54            0.33          (0.53)      (0.00)          9.72      9.46       2,317         1.67
   2000          9.93         0.50           (0.56)         (0.49)      (0.00)          9.38     (0.58)      2,373         1.87
   1999         10.25         0.47           (0.30)         (0.47)      (0.02)          9.93      1.66       4,548         1.94
   1998(2)       9.93         0.47            0.33          (0.48)      (0.00)         10.25      8.18       6,423         1.94
   1997(3)       9.75         0.51            0.16          (0.49)      (0.00)          9.93      7.09       5,967         1.94
   1996(3)       9.92         0.51           (0.17)         (0.51)      (0.00)          9.75      3.46       4,426         1.94

   CLASS C
   2001*       $ 9.71        $0.25(1)       $ 0.17         $(0.24)     $(0.00)        $ 9.89      4.40%   $    122         1.67%
   2001(4)       9.48         0.52            0.23          (0.52)      (0.00)          9.71      8.06          62         1.67
_________
GNMA FUND
_________
   CLASS I
   2001*       $10.21        $0.30(1)       $ 0.14         $(0.30)     $(0.00)        $10.35      4.38%   $140,999         0.77%
   2001          9.74         0.63            0.46          (0.62)      (0.00)         10.21     11.45     133,658         0.80
   2000         10.10         0.59           (0.36)         (0.59)      (0.00)          9.74      2.48     119,653         0.80
   1999         10.36         0.61           (0.20)         (0.60)      (0.07)         10.10      4.02      96,808         0.78
   1998         10.15         0.61            0.31          (0.61)      (0.10)         10.36      9.17      83,624         0.84
   1997(5)      10.03         0.65            0.22          (0.65)      (0.10)(7)      10.15      9.03      64,501         0.86

   CLASS A
   2001*       $10.23        $0.29(1)       $ 0.13         $(0.29)     $(0.00)        $10.36      4.14%   $  1,701         1.02%
   2001          9.75         0.60            0.47          (0.59)      (0.00)         10.23     11.27       1,113         1.05
   2000         10.10         0.57           (0.35)         (0.57)      (0.00)          9.75      2.33       1,231         1.05
   1999         10.36         0.59           (0.20)         (0.58)      (0.07)         10.10      3.77       1,497         1.03
   1998         10.15         0.58            0.31          (0.58)      (0.10)         10.36      8.90         549         1.09
   1997(6)      10.02         0.45            0.23          (0.45)      (0.10)(7)      10.15      7.06         128         1.12

   CLASS B
   2001*       $10.23        $0.25(1)       $ 0.13         $(0.25)     $(0.00)        $10.36      3.78%   $    330         1.72%
   2001          9.75         0.53            0.47          (0.52)      (0.00)         10.23     10.50         208         1.75
   2000(6)       9.76         0.40           (0.01)         (0.40)      (0.00)          9.75      4.07         161         1.76

   CLASS C
   2001*       $10.22        $0.26(1)       $ 0.15         $(0.26)     $(0.00)        $10.37      3.99%   $    534         1.72%
   2001          9.75         0.53            0.46          (0.52)      (0.00)         10.22     10.39          60         1.75
   2000(6)       9.72         0.18            0.03          (0.18)      (0.00)          9.75      2.16          84         1.76



                                      RATIO        RATIO OF NET
                    RATIO OF NET   OF EXPENSES  INVESTMENT INCOME/
                     INVESTMENT    TO AVERAGE    (LOSS) TO AVERAGE
                       INCOME      NET ASSETS       NET ASSETS       PORTFOLIO
                     TO AVERAGE    (BEFORE FEE      (BEFORE FEE      TURNOVER
                     NET ASSETS     WAIVERS)         WAIVERS)          RATE
--------------------------------------------------------------------------------
___________
BOND FUND**
___________
   CLASS I
   2001*                5.93%        0.77%             5.88%            29%
   2001                 6.39         0.77              6.34             73
   2000                 6.14         0.89              6.12            155
   1999                 5.53         1.03              5.44            269
   1998(2)              6.06         1.04              5.96            546
   1997(3)              6.13         1.03              6.04            827
   1996(3)              5.96         1.03              5.87          1,189

   CLASS A
   2001*                5.68%        1.02%             5.63%            29%
   2001                 6.14         1.02              6.09             73
   2000                 5.89         1.14              5.87            155
   1999                 5.29         1.28              5.20            269
   1998(2)              5.81         1.28              5.72            546
   1997(3)              5.88         1.28              5.79            827
   1996(3)              5.71         1.28              5.62          1,189

   CLASS B
   2001*                4.98%        1.67%             4.98%            29%
   2001                 5.44         1.67              5.44             73
   2000                 5.14         1.89              5.12            155
   1999                 4.53         2.03              4.44            269
   1998(2)              5.07         2.03              4.98            546
   1997(3)              5.15         2.03              5.06            827
   1996(3)              4.97         2.03              4.88          1,189

   CLASS C
   2001*                4.98%        1.67%             4.98%            29%
   2001(4)              5.44         1.67              5.44             73
_________
GNMA FUND
_________
   CLASS I
   2001*                5.85%        0.82%             5.80%            28%
   2001                 6.19         0.85              6.14             47
   2000                 6.04         0.86              5.98             79
   1999                 5.92         0.78              5.92             85
   1998                 5.83         0.84              5.83            291
   1997(5)              6.45         1.01              6.30             57

   CLASS A
   2001*                5.60%        1.07%             5.55%            28%
   2001                 5.94         1.10              5.89             47
   2000                 5.79         1.11              5.73             79
   1999                 5.67         1.03              5.67             85
   1998                 5.54         1.09              5.54            291
   1997(6)              6.17         1.12              6.17             57

   CLASS B
   2001*                4.90%        1.72%             4.90%            28%
   2001                 5.24         1.75              5.24             47
   2000(6)              5.08         1.76              5.08             79

   CLASS C
   2001*                4.90%        1.72%             4.90%            28%
   2001                 5.24         1.75              5.24             47
   2000(6)              5.08         1.76              5.08             79

  * FOR THE SIX MONTHS ENDED NOVEMBER 30, 2001. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 ** EFFECTIVE JUNE 9, 2000, THE PARKSTONE BOND FUND WAS MERGED INTO THE ARMADA
    BOND FUND. THE FINANCIAL HIGHLIGHTS FOR THE PERIODS PRIOR TO JUNE 9, 2000 REFLECT THE PERFORMANCE HISTORY OF THE PARKSTONE BOND FUND. THE NET ASSET VALUES AT THE BEGINNING OF EACH PERIOD AND THE CHANGES IN NET ASSET VALUES, INCLUDING THE NET ASSET VALUES AT THE END OF EACH PERIOD LISTED HAVE BEEN RESTATED TO REFLECT THE CONVERSION RATIOS OF .9799154 FOR CLASS I, .9725738 FOR CLASS A AND .9756871 FOR CLASS B ON THE DATE OF REORGANIZATION.
  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED, UNLESS
    OTHERWISE INDICATED. TOTAL RETURN EXCLUDES SALES CHARGE.
(1) PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.
(2) FOR THE ELEVEN MONTH PERIOD ENDED MAY 31, 1998. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(3) FOR THE YEAR ENDED JUNE 30.
(4) THE BOND FUND CLASS C COMMENCED OPERATIONS ON JUNE 12, 2000. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(5) ACTIVITY FOR THE PERIOD PRESENTED IN THE GNMA FUND CLASS I INCLUDES THAT OF THE PREDECESSOR FUND THROUGH SEPTEMBER 6, 1996.
(6) GNMA FUND CLASS A, CLASS B AND CLASS C COMMENCED OPERATIONS ON SEPTEMBER 11, 1996, AUGUST 11, 1999 AND JANUARY 27, 2000, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.
(7) INCLUDES DISTRIBUTIONS IN EXCESS OF NET REALIZED CAPITAL GAINS OF $(0.09) AND $(0.09) FOR CLASS I AND CLASS A, RESPECTIVELY, OF THE GNMA FUND.


                             See Accompanying Notes

                                                           FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

SELECTED PER SHARE DATA AND RATIOS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2001 (UNAUDITED) AND FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED



              NET ASSET                   REALIZED AND    DIVIDENDS   DISTRIBUTIONS                                      RATIO OF
               VALUE,          NET         UNREALIZED     FROM NET      FROM NET     NET ASSET             NET ASSETS    EXPENSES
              BEGINNING    INVESTMENT    GAINS (LOSSES)  INVESTMENT     REALIZED    VALUE, END   TOTAL       END OF     TO AVERAGE
              OF PERIOD  INCOME/(LOSS)   ON SECURITIES    INCOME     CAPITAL GAINS  OF PERIOD  RETURN+   PERIOD (000)  NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
______________________
INTERMEDIATE BOND FUND
______________________
   CLASS I
   2001*        $10.24       $ 0.29(1)       $ 0.19        $(0.29)      $(0.00)      $10.43      4.70%     $338,930        0.59%
   2001           9.90         0.64            0.34         (0.64)       (0.00)       10.24     10.16       345,059        0.59
   2000          10.39         0.64           (0.48)        (0.64)       (0.01)        9.90      1.50       294,998        0.58
   1999          10.59         0.56           (0.14)        (0.56)       (0.06)       10.39      3.98       313,368        0.61
   1998          10.37         0.60            0.22         (0.60)       (0.00)       10.59      8.09       166,710        0.65
   1997          10.30         0.60            0.07         (0.60)       (0.00)       10.37      6.63       121,271        0.70

   CLASS A
   2001*        $10.26       $ 0.27(1)       $ 0.19        $(0.27)      $(0.00)      $10.45      4.56%     $  8,014        0.84%
   2001           9.92         0.62            0.34         (0.62)       (0.00)       10.26      9.88         8,172        0.84
   2000          10.41         0.61           (0.48)        (0.61)       (0.01)        9.92      1.25         3,874        0.83
   1999          10.63         0.54           (0.16)        (0.54)       (0.06)       10.41      3.54         5,129        0.86
   1998          10.42         0.58            0.21         (0.58)       (0.00)       10.63      7.71         3,288        0.91
   1997          10.35         0.57            0.07         (0.57)       (0.00)       10.42      6.36         3,720        0.96

   CLASS B
   2001*        $10.26       $ 0.24(1)       $ 0.20        $(0.24)      $(0.00)      $10.46      4.30%     $  1,462        1.54%
   2001           9.93         0.56            0.31         (0.54)       (0.00)       10.26      9.00         1,392        1.54
   2000          10.41         0.54           (0.47)        (0.54)       (0.01)        9.93      0.64           733        1.54
   1999          10.63         0.45           (0.15)        (0.46)       (0.06)       10.41      2.83           709        1.57
   1998(2)       10.70         0.20           (0.07)        (0.20)       (0.00)       10.63      1.24             2        1.60

   CLASS C
   2001*        $10.28       $ 0.24(1)       $ 0.19        $(0.24)      $(0.00)      $10.47      4.20%     $    320        1.54%
   2001           9.93         0.55            0.35         (0.55)       (0.00)       10.28      9.22           180        1.54
   2000(2)        9.91        (0.00)           0.02         (0.00)       (0.00)        9.93      0.22           191        1.54
__________________________
LIMITED MATURITY BOND FUND
__________________________
   CLASS I
   2001*        $ 9.87       $ 0.27(1)       $ 0.15        $(0.27)      $(0.00)      $10.02      4.27%     $199,708        0.53%
   2001           9.70         0.60            0.17         (0.60)       (0.00)        9.87      8.21       190,243        0.55
   2000           9.96         0.57           (0.26)        (0.57)       (0.00)        9.70      3.22        93,652        0.54
   1999          10.06         0.56           (0.05)        (0.56)       (0.05)        9.96      5.14        72,291        0.43
   1998           9.99         0.57            0.08         (0.57)       (0.01)       10.06      6.68        71,888        0.33
   1997          10.01         0.58            0.01         (0.58)       (0.03)        9.99      6.02        61,031        0.21

   CLASS A
   2001*        $ 9.90       $ 0.26(1)       $ 0.15        $(0.26)      $(0.00)      $10.05      4.19%     $  5,293        0.68%
   2001           9.74         0.60            0.16         (0.60)       (0.00)        9.90      7.99         5,022        0.65
   2000           9.99         0.56           (0.24)        (0.57)       (0.00)        9.74      3.47           873        0.64
   1999          10.08         0.56           (0.05)        (0.55)       (0.05)        9.99      4.94           550        0.53
   1998          10.00         0.57            0.09         (0.57)       (0.01)       10.08      6.68           559        0.41
   1997          10.02         0.57            0.01         (0.57)       (0.03)       10.00      5.91         2,051        0.31

   CLASS B
   2001*        $ 9.90       $ 0.22(1)       $ 0.15        $(0.22)      $(0.00)      $10.05      3.76%     $    856        1.50%
   2001           9.73         0.51            0.17         (0.51)       (0.00)        9.90      7.16           742        1.53
   2000(3)        9.90         0.39           (0.17)        (0.39)       (0.00)        9.73      2.22           180        1.54

   CLASS C
   2001*        $ 9.89       $ 0.22(1)       $ 0.16        $(0.22)      $(0.00)      $10.05      3.87%     $    294        1.50%
   2001           9.73         0.51            0.16         (0.51)       (0.00)        9.89      7.06            64        1.53
   2000(3)        9.85         0.18           (0.12)        (0.18)       (0.00)        9.73      0.56            18        1.54




                                      RATIO        RATIO OF NET
                    RATIO OF NET   OF EXPENSES      INVESTMENT
                     INVESTMENT    TO AVERAGE    INCOME TO AVERAGE
                       INCOME      NET ASSETS       NET ASSETS       PORTFOLIO
                     TO AVERAGE    (BEFORE FEE      (BEFORE FEE      TURNOVER
                     NET ASSETS     WAIVERS)         WAIVERS)          RATE
--------------------------------------------------------------------------------
______________________
INTERMEDIATE BOND FUND
______________________
   CLASS I
   2001*               5.47%          0.79%             5.27%            57%
   2001                6.34           0.79              6.14            133
   2000                6.22           0.79              6.01            201
   1999                5.21           0.75              5.07            256
   1998                5.71           0.80              5.56            160
   1997                5.76           0.79              5.66            217

   CLASS A
   2001*               5.22%          1.04%             5.02%            57%
   2001                6.09           1.04              5.89            133
   2000                5.97           1.04              5.76            201
   1999                4.96           1.00              4.82            256
   1998                5.48           1.06              5.33            160
   1997                5.52           1.05              5.44            217

   CLASS B
   2001*               4.52%          1.69%             4.37%            57%
   2001                5.39           1.69              5.24            133
   2000                5.26           1.69              5.11            201
   1999                4.25           1.71              4.11            256
   1998(2)             3.38           1.49              3.49            160

   CLASS C
   2001*               4.52%          1.69%             4.37%            57%
   2001                5.39           1.69              5.24            133
   2000(2)             5.26           1.69              5.11            201
__________________________
LIMITED MATURITY BOND FUND
__________________________
   CLASS I
   2001*               5.37%          0.70%             5.20%            36%
   2001                5.98           0.73              5.80             87
   2000                5.84           0.74              5.64             90
   1999                5.49           0.65              5.27            190
   1998                5.69           0.69              5.33            135
   1997                5.74           0.66              5.29            225

   CLASS A
   2001*               5.22%          0.85%             5.05%            36%
   2001                5.88           0.83              5.70             87
   2000                5.74           0.84              5.54             90
   1999                5.39           0.75              5.17            190
   1998                5.65           0.80              5.26            135
   1997                5.63           0.75              5.18            225

   CLASS B
   2001*               4.40%          1.60%             4.30%            36%
   2001                5.00           1.63              4.90             87
   2000(3)             4.84           1.64              4.74             90

   CLASS C
   2001*               4.40%          1.60%             4.30%            36%
   2001                5.00           1.63              4.90             87
   2000(3)             4.84           1.64              4.74             90

  * FOR THE SIX MONTHS ENDED NOVEMBER 30, 2001. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL
    RETURN EXCLUDES SALES CHARGE.
(1) PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.
(2) INTERMEDIATE BOND FUND CLASS B AND CLASS C COMMENCED OPERATIONS ON JANUARY 6, 1998 AND MAY 30, 2000, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.
(3) LIMITED MATURITY BOND FUND CLASS B AND CLASS C COMMENCED OPERATIONS ON AUGUST 11, 1999 AND JANUARY 27, 2000, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.

                             See Accompanying Notes

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

SELECTED PER SHARE DATA AND RATIOS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2001 (UNAUDITED) AND FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED



              NET ASSET                   REALIZED AND    DIVIDENDS   DISTRIBUTIONS                                      RATIO OF
               VALUE,          NET         UNREALIZED     FROM NET      FROM NET     NET ASSET             NET ASSETS    EXPENSES
              BEGINNING    INVESTMENT    GAINS (LOSSES)  INVESTMENT     REALIZED    VALUE, END   TOTAL       END OF     TO AVERAGE
              OF PERIOD      INCOME       ON SECURITIES    INCOME     CAPITAL GAINS  OF PERIOD  RETURN+   PERIOD (000)  NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
___________________________
TOTAL RETURN ADVANTAGE FUND
___________________________
   CLASS I
   2001*       $10.02       $0.28(1)         $ 0.30        $(0.28)      $(0.00)      $10.32       5.83%     $283,840       0.54%
   2001          9.48        0.59              0.54         (0.59)       (0.00)       10.02      12.04       355,344       0.51
   2000          9.99        0.60             (0.45)        (0.60)       (0.06)        9.48       1.78       331,026       0.48
   1999         10.25        0.58             (0.22)        (0.58)       (0.04)        9.99       3.54       328,417       0.45
   1998          9.89        0.64              0.36         (0.64)       (0.00)       10.25      10.35       296,075       0.31
   1997          9.88        0.67              0.15         (0.67)       (0.14)(7)     9.89       8.51       259,228       0.16

   CLASS A
   2001*       $10.02       $0.27(1)         $ 0.31        $(0.27)      $(0.00)      $10.33       5.80%     $  1,042       0.79%
   2001          9.47        0.55              0.56         (0.56)       (0.00)       10.02      12.00         1,183       0.76
   2000          9.98        0.57             (0.44)        (0.58)(6)    (0.06)        9.47       1.41         5,035       0.73
   1999         10.25        0.56             (0.23)        (0.56)       (0.04)        9.98       3.18         4,686       0.69
   1998          9.89        0.61              0.36         (0.61)       (0.00)       10.25      10.08           640       0.54
   1997          9.87        0.64              0.16         (0.64)       (0.14)(7)     9.89       8.35         2,186       0.41

   CLASS B
   2001*       $10.05       $0.23(1)         $ 0.31        $(0.23)      $(0.00)      $10.36       5.42%     $    219       1.52%
   2001          9.50        0.48              0.56         (0.49)       (0.00)       10.05      11.18           147       1.49
   2000(2)       9.73        0.39             (0.19)        (0.37)       (0.06)        9.50       2.17             1       1.47

   CLASS C
   2001*       $10.04       $0.23(1)         $ 0.31        $(0.23)      $(0.00)      $10.35       5.42%     $     34       1.52%
   2001(2)       9.73        0.32              0.31         (0.32)       (0.00)       10.04       6.54            20       1.49
___________________________
U.S. GOVERNMENT INCOME FUND
___________________________
   CLASS I
   2001*       $ 9.22       $0.25(1)         $ 0.19        $(0.25)      $(0.00)      $ 9.41       4.81%     $187,556       0.77%
   2001          8.77        1.57              0.45         (0.57)       (0.00)        9.22      11.95       155,683       0.79
   2000          9.13        0.56             (0.36)        (0.56)       (0.00)        8.77       2.26       134,250       0.83
   1999          9.27        0.57             (0.14)        (0.57)       (0.00)        9.13       4.73       150,113       0.75
   1998(3)       9.15        0.63              0.08         (0.59)(8)    (0.00)        9.27       8.04       161,567       0.75
   1997(4)       9.25        0.72             (0.10)        (0.72)(9)    (0.00)        9.15       6.91       148,854       0.77
   1996(4)       9.42        0.75             (0.17)        (0.75)(10)   (0.00)        9.25       6.34       130,615       0.76

   CLASS A
   2001*       $ 9.22       $0.24(1)         $ 0.19        $(0.24)      $(0.00)      $ 9.41       4.68%     $ 13,206       1.02%
   2001          8.77        0.55              0.45         (0.55)       (0.00)        9.22      11.66        13,863       1.03
   2000          9.13        0.54             (0.37)        (0.53)       (0.00)        8.77       1.96        20,790       1.08
   1999          9.27        0.55             (0.14)        (0.55)       (0.00)        9.13       4.46        38,190       1.00
   1998(3)       9.15        0.61              0.08         (0.57)(8)    (0.00)        9.27       7.80        54,710       1.00
   1997(4)       9.25        0.70             (0.10)        (0.70)(9)    (0.00)        9.15       6.86        58,589       1.02
   1996(4)       9.42        0.73             (0.17)        (0.73)(10)   (0.00)        9.25       5.97        52,250       1.01

   CLASS B
   2001*       $ 9.19       $0.20(1)         $ 0.21        $(0.21)      $(0.00)      $ 9.39       4.44%     $  6,879       1.72%
   2001          8.74        0.49              0.44         (0.48)       (0.00)        9.19      10.90         7,160       1.74
   2000          9.11        0.48             (0.38)        (0.47)       (0.00)        8.74       1.10         9,192       1.83
   1999          9.24        0.47             (0.13)        (0.47)       (0.00)        9.11       3.76        16,373       1.75
   1998(3)       9.13        0.55              0.07         (0.51)(8)    (0.00)        9.24       6.98        23,739       1.75
   1997(4)       9.21        0.63             (0.09)        (0.62)(9)    (0.00)        9.13       6.06        23,448       1.77
   1996(4)       9.39        0.66             (0.18)        (0.66)(10)   (0.00)        9.21       5.22        19,556       1.76

   CLASS C
   2001*       $ 9.20       $0.20(1)         $ 0.21        $(0.21)      $(0.00)      $ 9.40       4.44%     $    857       1.72%
   2001(5)       8.83        0.45              0.37         (0.45)       (0.00)        9.20       9.51           113       1.74




                                      RATIO        RATIO OF NET
                    RATIO OF NET   OF EXPENSES      INVESTMENT
                     INVESTMENT    TO AVERAGE    INCOME TO AVERAGE
                       INCOME      NET ASSETS       NET ASSETS       PORTFOLIO
                     TO AVERAGE    (BEFORE FEE      (BEFORE FEE      TURNOVER
                     NET ASSETS     WAIVERS)         WAIVERS)          RATE
--------------------------------------------------------------------------------
___________________________
TOTAL RETURN ADVANTAGE FUND
___________________________
   CLASS I
   2001*               5.47%          0.79%             5.22%           33%
   2001                5.95           0.79              5.67           182
   2000                6.17           0.77              5.88           121
   1999                5.72           0.65              5.52           142
   1998                6.29           0.72              5.88           170
   1997                6.70           0.71              6.15           169

   CLASS A
   2001*               5.22%          1.04%             4.97%           33%
   2001                5.70           1.04              5.42           182
   2000                5.92           1.02              5.63           121
   1999                5.48           0.89              5.28           142
   1998                6.14           0.97              5.71           170
   1997                6.46           0.96              5.91           169

   CLASS B
   2001*               4.49%          1.70%             4.31%           33%
   2001                4.97           1.69              4.77           182
   2000(2)             5.18           1.67              4.98           121

   CLASS C
   2001*               4.49%          1.70%             4.31%           33%
   2001(2)             4.97           1.69              4.77           182
___________________________
U.S. GOVERNMENT INCOME FUND
___________________________
   CLASS I
   2001*               5.31%          0.82%             5.26%           94%
   2001                6.27           0.84              6.22            78
   2000                6.28           0.94              6.17            74
   1999                6.15           1.09              5.81            53
   1998(3)             7.44           1.09              7.10           279
   1997(4)             7.90           1.11              7.56           500
   1996(4)             7.94           1.10              7.60           348

   CLASS A
   2001*               5.06%          1.07%             5.01%           94%
   2001                6.03           1.08              5.98            78
   2000                6.03           1.19              5.92            74
   1999                5.92           1.34              5.58            53
   1998(3)             7.20           1.34              6.86           279
   1997(4)             7.64           1.36              7.30           500
   1996(4)             7.70           1.35              7.36           348

   CLASS B
   2001*               4.36%          1.72%             4.36%           94%
   2001                5.32           1.74              5.32            78
   2000                5.28           1.94              5.17            74
   1999                5.15           2.09              4.81            53
   1998(3)             6.45           2.09              6.11           279
   1997(4)             6.89           2.11              6.55           500
   1996(4)             6.92           2.10              6.58           348

   CLASS C
   2001*               4.36%          1.72%             4.36%           94%
   2001(5)             5.32           1.74              5.32            78

   * FOR THE SIX MONTHS ENDED NOVEMBER 30, 2001. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
   + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL
     RETURN EXCLUDES SALES CHARGE.
 (1) PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.
 (2) TOTAL RETURN ADVANTAGE FUND CLASS B AND CLASS C COMMENCED OPERATIONS ON SEPTEMBER 29, 1999 AND OCTOBER 3, 2000, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.
 (3) FOR THE ELEVEN MONTH PERIOD ENDED MAY 31, 1998. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 (4) FOR THE YEAR ENDED JUNE 30.
 (5) U.S. GOVERNMENT INCOME FUND CLASS C COMMENCED OPERATIONS ON JUNE 21, 2000. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 (6) INCLUDES DISTRIBUTION IN EXCESS OF NET INVESTMENT INCOME OF $(0.01) FOR CLASS A OF THE TOTAL RETURN ADVANTAGE FUND.
 (7) INCLUDES DISTRIBUTION IN EXCESS OF NET REALIZED CAPITAL GAINS OF $(0.14) AND $(0.14) FOR CLASS I AND CLASS A, RESPECTIVELY, OF THE TOTAL RETURN ADVANTAGE FUND.
 (8) INCLUDES A TAX RETURN OF CAPITAL OF $(0.04), $(0.04) AND $(0.04) FOR CLASS I, CLASS A, AND CLASS B, RESPECTIVELY, OF THE U.S. GOVERNMENT INCOME FUND.
 (9) INCLUDES A TAX RETURN OF CAPITAL OF $(0.11), $(0.11) AND $(0.10) FOR CLASS I, CLASS A, AND CLASS B, RESPECTIVELY, OF THE U.S. GOVERNMENT INCOME FUND.
(10) INCLUDES A TAX RETURN OF CAPITAL OF $(0.08), $(0.08) AND $(0.07) FOR CLASS I, CLASS A, AND CLASS B, RESPECTIVELY, OF THE U.S. GOVERNMENT INCOME FUND.

                             See Accompanying Notes

                                                           FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

SELECTED PER SHARE DATA AND RATIOS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2001 (UNAUDITED) AND FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED




              NET ASSET                   REALIZED AND    DIVIDENDS   DISTRIBUTIONS                                      RATIO OF
               VALUE,          NET         UNREALIZED     FROM NET      FROM NET     NET ASSET             NET ASSETS    EXPENSES
              BEGINNING    INVESTMENT    GAINS (LOSSES)  INVESTMENT     REALIZED    VALUE, END   TOTAL       END OF     TO AVERAGE
              OF PERIOD      INCOME       ON SECURITIES    INCOME     CAPITAL GAINS  OF PERIOD  RETURN+   PERIOD (000)  NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
____________________________
MICHIGAN MUNICIPAL BOND FUND
____________________________
   CLASS I
   2001*(6)    $10.94        $0.24(1)       $ 0.09        $(0.24)      $(0.00)        $11.03      3.06%     $144,971        0.60%
   2001         10.38         0.50            0.56         (0.50)       (0.00)         10.94     10.36       148,726        0.60
   2000         10.91         0.47           (0.52)        (0.47)       (0.01)         10.38     (0.42)      156,734        0.81
   1999         11.06         0.47           (0.08)        (0.47)       (0.07)         10.91      3.54       192,536        0.76
   1998(2)      10.89         0.44            0.23         (0.47)       (0.03)         11.06      6.30       206,246        0.74
   1997(3)      10.77         0.51            0.14         (0.49)       (0.04)         10.89      6.11       194,950        0.76
   1996(3)      10.76         0.50            0.04         (0.50)       (0.03)         10.77      5.12       185,191        1.77

   CLASS A
   2001*(6)    $10.93        $0.24(1)       $ 0.09        $(0.24)      $(0.00)        $11.02      2.98%     $ 21,986        0.75%
   2001         10.38         0.49            0.55         (0.49)       (0.00)         10.93     10.13        13,816        0.70
   2000         10.91         0.45           (0.53)        (0.44)       (0.01)         10.38     (0.68)       14,799        1.06
   1999         11.06         0.44           (0.08)        (0.44)       (0.07)         10.91      3.38        28,305        1.01
   1998(2)      10.89         0.42            0.23         (0.45)       (0.03)         11.06      5.96        38,536        0.99
   1997(3)      10.76         0.49            0.14         (0.46)       (0.04)         10.89      5.89        38,302        1.01
   1996(3)      10.75         0.47            0.04         (0.47)       (0.03)         10.76      4.87        36,681        1.02

   CLASS B
   2001*(6)    $10.95        $0.19(1)       $ 0.09        $(0.19)      $(0.00)        $11.04      2.57%     $  2,061        1.55%
   2001         10.39         0.40            0.56         (0.40)       (0.00)         10.95      9.31         1,937        1.55
   2000         10.92         0.37           (0.53)        (0.36)       (0.01)         10.39     (1.41)        1,881        1.81
   1999         11.07         0.36           (0.08)        (0.36)       (0.07)         10.92      2.52         3,217        1.76
   1998(2)      10.90         0.34            0.23         (0.37)       (0.03)         11.07      5.32         3,983        1.74
   1997(3)      10.76         0.41            0.13         (0.36)       (0.04)         10.90      5.05         3,503        1.76
   1996(3)      10.75         0.40            0.04         (0.40)       (0.03)         10.76      4.13         3,565        1.77

   CLASS C
   2001*(4,6)  $11.05        $0.12(1)       $(0.02)       $(0.12)      $(0.00)        $11.03      2.45%     $     30        1.55%
_____________________________
NATIONAL TAX EXEMPT BOND FUND
_____________________________
   CLASS I
   2001*(6)    $10.01        $0.21(1)       $ 0.11        $(0.21)      $(0.00)        $10.12      3.22%     $158,272        0.60%
   2001          9.50         0.43            0.51         (0.43)       (0.00)         10.01     10.07       162,015        0.60
   2000          9.96         0.42           (0.45)        (0.42)       (0.01)          9.50     (0.24)       95,634        0.54
   1999         10.03         0.45           (0.04)        (0.45)       (0.03)          9.96      4.07       100,638        0.36
   1998(5)      10.00         0.07            0.03         (0.07)       (0.00)         10.03      0.97        80,259        0.33

   CLASS A
   2001*(6)    $10.05        $0.20(1)       $ 0.11        $(0.20)      $(0.00)        $10.16      3.14%     $  7,056        0.75%
   2001          9.54         0.42            0.51         (0.42)       (0.00)         10.05      9.94         6,644        0.70
   2000          9.97         0.41           (0.42)        (0.41)       (0.01)          9.54     (0.02)        4,009        0.64
   1999(5)      10.04         0.41           (0.04)        (0.41)       (0.03)          9.97      3.67         4,205        0.46

   CLASS B
   2001*(6)    $10.00        $0.17(1)       $ 0.11        $(0.17)      $(0.00)        $10.11      2.78%     $    631        1.45%
   2001          9.50         0.35            0.50         (0.35)       (0.00)         10.00      9.09           500        1.40
   2000          9.96         0.34           (0.45)        (0.34)       (0.01)          9.50     (1.05)          224        1.35
   1999(5)      10.23         0.13           (0.26)        (0.14)       (0.00)          9.96     (1.22)          275        1.17

   CLASS C
   2001*(6)    $10.01        $0.16(1)       $ 0.11        $(0.16)      $(0.00)        $10.12      2.73%     $     68        1.55%
   2001++        9.50         0.27            0.51         (0.27)       (0.00)         10.01      8.30            82        1.55
   2000(5)       9.52         0.03           (0.02)        (0.03)       (0.00)          9.50      0.09            --        1.50





                                      RATIO        RATIO OF NET
                    RATIO OF NET   OF EXPENSES      INVESTMENT
                     INVESTMENT    TO AVERAGE    INCOME TO AVERAGE
                       INCOME      NET ASSETS       NET ASSETS       PORTFOLIO
                     TO AVERAGE    (BEFORE FEE      (BEFORE FEE      TURNOVER
                     NET ASSETS     WAIVERS)         WAIVERS)          RATE
--------------------------------------------------------------------------------
____________________________
MICHIGAN MUNICIPAL BOND FUND
____________________________
   CLASS I
   2001*(6)            4.38%          0.80%           4.18%              1%
   2001                4.62           0.80            4.42              16
   2000                4.46           0.91            4.36              10
   1999                4.21           1.05            3.92               7
   1998(2)             4.34           1.03            4.05              26
   1997(3)             4.73           1.05            4.44              28
   1996(3)             4.57           1.06            4.28              28

   CLASS A
   2001*(6)            4.23%          0.95%           4.03%              1%
   2001                4.52           0.90            4.32              16
   2000                4.21           1.16            4.11              10
   1999                3.96           1.29            3.68               7
   1998(2)             4.09           1.28            3.80              26
   1997(3)             4.48           1.30            4.19              28
   1996(3)             4.32           1.31            4.03              28

   CLASS B
   2001*(6)            3.43%          1.70%           3.28%              1%
   2001                3.67           1.70            3.52              16
   2000                3.46           1.91            3.36              10
   1999                3.21           2.05            2.92               7
   1998(2)             3.34           2.03            3.05              26
   1997(3)             3.73           2.05            3.44              28
   1996(3)             3.57           2.06            3.28              28

   CLASS C
   2001*(4,6)          3.43%          1.70%           3.28%              1%
_____________________________
NATIONAL TAX EXEMPT BOND FUND
_____________________________
   CLASS I
   2001*(6)            4.12%          0.80%           3.92%              8%
   2001                4.39           0.80            4.19              27
   2000                4.37           0.81            4.10              65
   1999                4.39           0.87            3.88              23
   1998(5)             4.62           0.87            4.08               0

   CLASS A
   2001*(6)            3.97%          0.95%           3.77%              8%
   2001                4.29           0.90            4.09              27
   2000                4.27           0.91            4.00              65
   1999(5)             4.29           0.97            3.78              23

   CLASS B
   2001*(6)            3.27%          1.60%           3.12%              8%
   2001                3.59           1.55            3.44              27
   2000                3.56           1.56            3.35              65
   1999(5)             3.58           1.68            3.07              23

   CLASS C
   2001*(6)            3.17%          1.70%           3.02%              8%
   2001++              3.44           1.70            3.29              27
   2000(5)             3.41           1.65            3.26              65

  * FOR THE SIX MONTHS ENDED NOVEMBER 30, 2001. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED, UNLESS
    OTHERWISE INDICATED. TOTAL RETURN EXCLUDES SALES CHARGE.
 ++ INFORMATION PRESENTED FOR THE NATIONAL TAX EXEMPT BOND FUND CLASS C REFLECTS
    THE IMPACT OF THE LOW LEVEL OF ASSETS AT THE BEGINNING OF THE PERIOD AND THROUGHOUT THE YEAR ENDED MAY 31, 2001. BECAUSE OF THE LOW ASSET LEVELS, THE INFORMATION PRESENTED IS NOT CONSIDERED MEANINGFUL RELATIVE TO THE OTHER SHARE CLASSES OF THE FUND.
(1) PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.
(2) FOR THE ELEVEN MONTH PERIOD ENDED MAY 31, 1998. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(3) FOR THE YEAR ENDED JUNE 30.
(4) MICHIGAN MUNICIPAL BOND CLASS C COMMENCED OPERATIONS ON AUGUST 6, 2001. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(5) NATIONAL TAX EXEMPT BOND FUND CLASS I, CLASS A, CLASS B AND CLASS C COMMENCED OPERATIONS ON APRIL 9, 1998, JUNE 19, 1998, JANUARY 29, 1999 AND FEBRUARY 24, 2000, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.
(6) SEE NOTE 2 IN NOTES TO FINANCIAL STATEMENTS REGARDING IMPLEMENTATION OF NEW ACCOUNTING STANDARDS.

                             See Accompanying Notes

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

SELECTED PER SHARE DATA AND RATIOS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2001 (UNAUDITED) AND FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED




              NET ASSET                   REALIZED AND    DIVIDENDS   DISTRIBUTIONS                                      RATIO OF
               VALUE,          NET         UNREALIZED     FROM NET      FROM NET     NET ASSET             NET ASSETS    EXPENSES
              BEGINNING    INVESTMENT    GAINS (LOSSES)  INVESTMENT     REALIZED    VALUE, END   TOTAL       END OF     TO AVERAGE
              OF PERIOD      INCOME       ON SECURITIES    INCOME     CAPITAL GAINS  OF PERIOD  RETURN+   PERIOD (000)  NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
_________________________
OHIO TAX EXEMPT BOND FUND
_________________________
   CLASS I
   2001*(7)     $11.04        $0.24(1)      $ 0.11        $(0.24)      $(0.00)       $11.15      3.16%      $156,368       0.59%
   2001          10.49         0.48           0.55         (0.48)       (0.00)        11.04     10.00        156,655       0.56
   2000          11.03         0.48          (0.53)        (0.48)       (0.01)        10.49     (0.40)       166,164       0.52
   1999          11.13         0.53          (0.09)        (0.53)       (0.01)        11.03      3.94        205,365       0.28
   1998          10.86         0.51           0.28         (0.51)       (0.01)        11.13      7.43        165,395       0.25
   1997          10.70         0.51           0.16         (0.51)       (0.00)        10.86      6.37         91,366       0.24

   CLASS A
   2001*(7)     $11.00        $0.23(1)      $ 0.11        $(0.23)      $(0.00)       $11.11      3.09%      $ 12,524       0.74%
   2001          10.46         0.47           0.54         (0.47)       (0.00)        11.00      9.81          8,460       0.66
   2000          11.00         0.47          (0.53)        (0.47)       (0.01)        10.46     (0.51)         5,173       0.62
   1999          11.09         0.52          (0.08)        (0.52)       (0.01)        11.00      3.93          4,808       0.38
   1998          10.82         0.51           0.28         (0.51)       (0.01)        11.09      7.39          4,037       0.25
   1997          10.66         0.51           0.16         (0.51)       (0.00)        10.82      6.38          3,535       0.24

   CLASS C
   2001*(7)     $11.00        $0.18(1)      $ 0.09        $(0.18)      $(0.00)       $11.09      2.50%      $  1,319       1.54%
   2001(2)       10.61         0.36           0.38         (0.35)       (0.00)        11.00      7.08            281       1.51
________________________________
PENNSYLVANIA MUNICIPAL BOND FUND
________________________________
   CLASS I
   2001*(7)     $10.36        $0.23(1)      $ 0.10        $(0.23)      $(0.00)       $10.46      3.22%      $ 46,485       0.64%
   2001           9.89         0.47           0.47         (0.47)       (0.00)        10.36      9.64         45,441       0.63
   2000          10.39         0.45          (0.46)        (0.47)       (0.02)         9.89     (0.06)        45,021       0.53
   1999          10.45         0.51          (0.07)        (0.49)       (0.01)        10.39      4.21         40,171       0.48
   1998          10.22         0.46           0.24         (0.46)       (0.01)(5)     10.45      6.95         38,753       0.69
   1997(3)       10.08         0.44           0.17         (0.44)       (0.03)(6)     10.22      6.21         36,769       0.87

   CLASS A
   2001*(7)     $10.38        $0.22(1)      $ 0.09        $(0.22)      $(0.00)       $10.47      3.04%      $    599       0.79%
   2001           9.91         0.46           0.47         (0.46)       (0.00)        10.38      9.52            399       0.73
   2000          10.40         0.44          (0.45)        (0.46)       (0.02)         9.91     (0.05)           216       0.63
   1999          10.45         0.48          (0.04)        (0.48)       (0.01)        10.40      4.21            218       0.58
   1998          10.22         0.45           0.24         (0.45)       (0.01)(5)     10.45      6.84            125       0.77
   1997(4)       10.13         0.31           0.12         (0.31)       (0.03)(6)     10.22      4.43             81       0.99

   CLASS C
   2001*(7)     $10.38        $0.18(1)      $ 0.09        $(0.18)      $(0.00)       $10.47      2.61%      $    204       1.59%
   2001++         9.91         0.04(1)        0.47         (0.04)       (0.00)        10.38      5.18              4       1.24
   2000(4)        9.95         0.13          (0.14)        (0.03)       (0.00)         9.91     (0.06)            --       1.53






                                      RATIO        RATIO OF NET
                    RATIO OF NET   OF EXPENSES      INVESTMENT
                     INVESTMENT    TO AVERAGE    INCOME TO AVERAGE
                       INCOME      NET ASSETS       NET ASSETS       PORTFOLIO
                     TO AVERAGE    (BEFORE FEE      (BEFORE FEE      TURNOVER
                     NET ASSETS     WAIVERS)         WAIVERS)          RATE
--------------------------------------------------------------------------------
_________________________
OHIO TAX EXEMPT BOND FUND
_________________________
   CLASS I
   2001*(7)             4.25%         0.79%             4.05%            7%
   2001                 4.44          0.76              4.24            20
   2000                 4.52          0.80              4.24            31
   1999                 4.77          0.78              4.27            19
   1998                 4.67          0.80              4.12            15
   1997                 4.71          0.79              4.16            23

   CLASS A
   2001*(7)             4.10%         0.94%             3.90%            7%
   2001                 4.34          0.86              4.14            20
   2000                 4.42          0.90              4.14            31
   1999                 4.67          0.88              4.17            19
   1998                 4.59          0.80              4.04            15
   1997                 4.71          0.79              4.16            23

   CLASS C
   2001*(7)             3.30%         1.69%             3.15%            7%
   2001(2)              3.49          1.66              3.34            20
________________________________
PENNSYLVANIA MUNICIPAL BOND FUND
________________________________
   CLASS I
   2001*(7)             4.48%         0.84%             4.28%            6%
   2001                 4.57          0.86              4.34            25
   2000                 4.55          0.84              4.24            38
   1999                 4.80          0.83              4.45            15
   1998                 4.40          0.84              4.25            20
   1997(3)              4.35          1.02              4.20            42

   CLASS A
   2001*(7)             4.33%         0.99%             4.13%            6%
   2001                 4.47          0.96              4.24            25
   2000                 4.45          0.94              4.14            38
   1999                 4.70          0.93              4.35            15
   1998                 4.32          0.94              4.15            20
   1997(4)              4.26          1.00              4.25            42

   CLASS C
   2001*(7)             3.53%         1.74%             3.38%            6%
   2001++               3.72          1.42              3.54            25
   2000(4)              3.55          1.68              3.40            38

  * FOR THE SIX MONTHS ENDED NOVEMBER 30, 2001. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED, UNLESS
    OTHERWISE INDICATED. TOTAL RETURN EXCLUDES SALES CHARGE.
 ++ INFORMATION PRESENTED FOR THE PENNSYLVANIA MUNICIPAL BOND FUND CLASS C
    REFLECTS THE IMPACT OF THE LOW LEVEL OF ASSETS AT THE BEGINNING OF THE PERIOD AND THROUGHOUT THE YEAR ENDED MAY 31, 2001. BECAUSE OF THE LOW ASSET LEVELS, THE INFORMATION PRESENTED IS NOT CONSIDERED MEANINGFUL RELATIVE TO THE OTHER SHARE CLASSES OF THE FUND.
(1) PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.
(2) OHIO TAX EXEMPT BOND FUND CLASS C COMMENCED OPERATIONS ON JUNE 23, 2000. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(3) ACTIVITY FOR THE PERIOD PRESENTED INCLUDES THAT OF THE PREDECESSOR FUND THROUGH SEPTEMBER 6, 1996.
(4) PENNSYLVANIA MUNICIPAL BOND FUND CLASS A AND CLASS C COMMENCED OPERATIONS ON SEPTEMBER 11, 1996 AND FEBRUARY 24, 2000, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.
(5) INCLUDES DISTRIBUTION IN EXCESS OF NET REALIZED CAPITAL GAINS OF $(0.01) AND $(0.01) FOR CLASS I AND CLASS A, RESPECTIVELY, OF THE PENNSYLVANIA MUNICIPAL BOND FUND.
(6) INCLUDES DISTRIBUTION IN EXCESS OF NET REALIZED CAPITAL GAINS OF $(0.01) AND $(0.01) FOR CLASS I AND CLASS A, RESPECTIVELY, OF THE PENNSYLVANIA MUNICIPAL BOND FUND.
(7) SEE NOTE 2 IN NOTES TO FINANCIAL STATEMENTS REGARDING IMPLEMENTATION OF NEW ACCOUNTING STANDARDS.

                             See Accompanying Notes

                                                         STATEMENT OF NET ASSETS
                                                         ARMADA CORE EQUITY FUND
================================================================================
                                                               NOVEMBER 30, 2001
                                                                     (UNAUDITED)
                                       -------------------------
                                         NUMBER OF      VALUE
                                           SHARES       (000)
                                       -------------------------
COMMON STOCK -- 98.6%
BASIC MATERIALS -- 6.0%
  Alcoa ..........................         51,200     $  1,976
  Praxair ........................         48,600        2,572
  Weyerhaeuser ...................         44,300        2,341
                                                      --------
                                                         6,889
                                                      --------
COMMERCIAL SERVICES -- 4.3%
  Concord EFS* ...................         85,600        2,565
  DST Systems* ...................         49,600        2,366
                                                      --------
                                                         4,931
                                                      --------
CONSUMER CYCLICALS -- 7.5%
  Johnson Controls ...............         16,700        1,328
  Masco# .........................        102,300        2,141
  Target .........................         62,800        2,358
  TJX# ...........................         76,000        2,864
                                                      --------
                                                         8,691
                                                      --------
CONSUMER NON-CYCLICALS -- 3.3%
  Avon Products ..................         33,000        1,575
  Kimberly-Clark .................         38,000        2,210
                                                      --------
                                                         3,785
                                                      --------
ENERGY -- 3.3%
  ChevronTexaco ..................         45,015        3,827
                                                      --------
FINANCIALS -- 23.0%
  Bank of America ................         40,300        2,474
  Chubb ..........................         36,400        2,550
  Citigroup ......................         54,000        2,587
  FleetBoston Financial ..........         66,600        2,448
  Freddie Mac ....................         48,100        3,183
  Marsh & McLennan ...............         22,700        2,428
  MBNA ...........................         71,000        2,289
  Morgan Stanley Dean Witter# ....         46,000        2,553
  Radian Group ...................         88,600        3,393
  State Street ...................         50,400        2,638
                                                      --------
                                                        26,543
                                                      --------
FINANCIAL CONDUIT -- 3.7%
  JP Morgan Chase ................         60,000        2,263
  Lehman Brothers Holdings .......         30,000        1,984
                                                      --------
                                                         4,247
                                                      --------
HEALTHCARE -- 11.8%
  Abbott Laboratories ............         45,000        2,475
  Baxter International ...........         35,000        1,820
  Pfizer .........................         74,800        3,240
  Pharmacia ......................         59,900        2,660
  Tenet Healthcare* ..............         57,100        3,426
                                                      --------
                                                        13,621
                                                      --------



                                       -------------------------
                                         NUMBER OF      VALUE
                                           SHARES       (000)
                                       -------------------------
COMMON STOCK -- CONTINUED
INDUSTRIALS -- 5.8%
  Caterpillar# ...................         37,000     $  1,755
  Deere ..........................         32,400        1,296
  Ingersoll-Rand .................         37,300        1,562
  United Technologies ............         34,400        2,071
                                                      --------
                                                         6,684
                                                      --------
TECHNOLOGY -- 19.2%
  Altera* ........................         51,200        1,165
  Danaher ........................         42,000        2,463
  Intel ..........................         44,700        1,460
  International Business Machines          10,000        1,156
  Lexmark International* .........         37,000        1,912
  Maxim Integrated Products* .....         28,200        1,546
  Micron Technology* .............         95,100        2,583
  Microsoft* .....................         45,800        2,941
  Motorola .......................        151,400        2,519
  SPX* ...........................         17,100        2,078
  TRW ............................         60,200        2,349
                                                      --------
                                                        22,172
                                                      --------
TELECOMMUNICATIONS -- 1.8%
  Verizon Communications .........         45,300        2,129
                                                      --------
TRANSPORTATION -- 4.4%
  Southwest Airlines .............        132,600        2,486
  Union Pacific ..................         47,000        2,587
                                                      --------
                                                         5,073
                                                      --------
UTILITIES -- 4.5%
  Calpine*# ......................         65,000        1,401
  Dominion Resources of Virginia .         42,000        2,455
  Exelon .........................         30,000        1,338
                                                      --------
                                                         5,194
                                                      --------
TOTAL COMMON STOCK
   (Cost $104,915) ..............................      113,786
                                                      --------
CASH EQUIVALENT -- 1.6%
  Goldman Sachs Financial Square Prime
    Obligation Money Market Fund ...... 1,830,235        1,830
                                                      --------
TOTAL CASH EQUIVALENT
   (Cost $1,830) ................................        1,830
                                                      --------
TOTAL INVESTMENTS -- 100.2%
   (Cost $106,745) ..............................      115,616
                                                      ========
OTHER ASSETS AND LIABILITIES, NET -- (0.2%) .....         (236)
                                                      --------

                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA CORE EQUITY FUND
================================================================================

NOVEMBER 30, 2001
(UNAUDITED)

                                                      --------
                                                        VALUE
                                                        (000)
                                                      --------
NET ASSETS:
Portfolio Shares of Class I
   (unlimited authorization -- no par value)
   based on 9,829,094 outstanding shares of
   beneficial interest ..........................     $ 96,394
Portfolio Shares of Class A
   (unlimited authorization -- no par value)
   based on 300,433 outstanding shares of
   beneficial interest ..........................        4,182
Portfolio Shares of Class B
   (unlimited authorization -- no par value)
   based on 172,925 outstanding shares of
   beneficial interest ..........................        2,298
Portfolio Shares of Class C
   (unlimited authorization -- no par value)
   based on 20,088 outstanding shares of
   beneficial interest ..........................          216
Undistributed net investment income .............          137
Accumulated net realized gain on investments ....        3,282
Net unrealized appreciation on investments ......        8,871
                                                      --------
TOTAL NET ASSETS -- 100.0% ......................     $115,380
                                                      ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS I .............................       $11.19
                                                      ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A ...................       $11.08
                                                      ========
MAXIMUM OFFERING PRICE PER
   SHARE -- CLASS A ($11.08 / 94.50%) ...........       $11.72
                                                      ========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS B ...................       $10.82
                                                      ========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C ...................       $10.83
                                                      ========

--------------------------------------
* NON-INCOME PRODUCING SECURITY.
# SECURITY FULLY OR PARTIALLY ON LOAN.

                             See Accompanying Notes

                                                         STATEMENT OF NET ASSETS
                                                       ARMADA EQUITY GROWTH FUND
================================================================================

                                                               NOVEMBER 30, 2001
                                                                     (UNAUDITED)

                                       -------------------------
                                         NUMBER OF      VALUE
                                           SHARES       (000)
                                       -------------------------
COMMON STOCK -- 98.0%
BASIC MATERIALS -- 1.1%
  Avery Dennison .................        200,550     $ 10,826
                                                      --------
COMMERCIAL SERVICES -- 6.8%
  Automatic Data Processing ......        201,840       11,194
  Concord EFS*# ..................        355,900       10,663
  First Data .....................        251,000       18,383
  Omnicom Group# .................        151,927       13,044
  Sungard Data Systems*# .........        450,000       12,627
                                                      --------
                                                        65,911
                                                      --------
CONSUMER CYCLICALS -- 7.4%
  Home Depot .....................        236,298       11,026
  JC Penney# .....................        402,000       10,187
  Lowe's# ........................        280,000       12,687
  Target .........................        321,000       12,050
  Wal-Mart Stores# ...............        452,619       24,962
                                                      --------
                                                        70,912
                                                      --------
CONSUMER NON-CYCLICALS -- 3.6%
  PepsiCo ........................        394,615       19,190
  Procter & Gamble ...............        196,078       15,188
                                                      --------
                                                        34,378
                                                      --------
CONSUMER SERVICES -- 5.4%
  AOL Time Warner*# ..............        420,005       14,658
  Comcast, Cl A* .................        423,674       16,100
  Harley-Davidson# ...............        208,622       10,969
  Marriott International, Cl A# ..        274,000       10,308
                                                      --------
                                                        52,035
                                                      --------
ENERGY -- 4.8%
  El Paso ........................        309,029       13,752
  Exxon Mobil ....................        574,588       21,490
  Schlumberger ...................        225,101       10,807
                                                      --------
                                                        46,049
                                                      --------
FINANCIALS -- 18.7%
  American International Group# ..        422,191       34,789
  Bank of New York ...............        268,000       10,516
  Capital One Financial# .........        183,000        9,155
  Citigroup ......................        325,273       15,581
  Fannie Mae .....................        176,991       13,911
  Fifth Third Bancorp ............        180,000       10,816
  Freddie Mac ....................        340,550       22,534
  Marsh & McLennan# ..............         85,700        9,167
  MBNA ...........................        500,388       16,133
  Merrill Lynch# .................        215,000       10,769
  State Street ...................        281,130       14,714
  XL Capital# ....................        130,000       12,087
                                                      --------
                                                       180,172
                                                      --------



                                       -------------------------
                                         NUMBER OF      VALUE
                                           SHARES       (000)
                                       -------------------------
COMMON STOCK -- CONTINUED
HEALTHCARE -- 15.5%
  Abbott Laboratories ............        285,000     $ 15,675
  Amgen*# ........................        200,000       13,286
  Bristol-Myers Squibb ...........        153,356        8,244
  Johnson & Johnson# .............        230,836       13,446
  Medtronic# .....................        298,201       14,099
  Merck# .........................        203,605       13,794
  Pfizer .........................        975,539       42,251
  Pharmacia# .....................        448,184       19,899
  Schering-Plough ................        235,381        8,410
                                                      --------
                                                       149,104
                                                      --------
INDUSTRIALS -- 11.0%
  Danaher ........................        161,000        9,443
  General Electric ...............        900,667       34,676
  Minnesota Mining & Manufacturing        113,550       13,011
  Tyco International .............        649,767       38,206
  United Technologies# ...........        179,489       10,805
                                                      --------
                                                       106,141
                                                      --------
TECHNOLOGY -- 17.0%
  Altera* ........................        549,220       12,500
  Analog Devices* ................        343,240       14,588
  Cisco Systems* .................        700,624       14,321
  Citrix Systems*# ...............        260,000        5,816
  Intel# .........................        688,470       22,485
  International Business Machines#        190,774       22,052
  Lexmark International* .........        198,000       10,231
  Microsoft* .....................        451,824       29,012
  Motorola# ......................        712,000       11,848
  Qualcomm*# .....................        153,142        8,992
  Texas Instruments ..............        374,532       12,004
                                                      --------
                                                       163,849
                                                      --------
TELECOMMUNICATIONS -- 5.2%
  SBC Communications .............        352,528       13,178
  Sprint (PCS Group)*# ...........        703,000       17,540
  Verizon Communications .........        420,837       19,779
                                                      --------
                                                        50,497
                                                      --------
TRANSPORTATION -- 1.5%
  Southwest Airlines .............        800,000       15,000
                                                      --------
TOTAL COMMON STOCK
   (Cost $722,403) ..............................      944,874
                                                      --------
CASH EQUIVALENT -- 2.6%
  Fidelity Domestic Money
    Market Fund ..................     24,676,763       24,677
                                                      --------
TOTAL CASH EQUIVALENT
   (Cost $24,677) ...............................       24,677
                                                      --------
TOTAL INVESTMENTS -- 100.6%
   (Cost $747,080) ..............................      969,551
                                                      ========
OTHER ASSETS AND LIABILITIES, NET -- (0.6%) .....       (5,399)
                                                      --------

                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA EQUITY GROWTH FUND
================================================================================

NOVEMBER 30, 2001
(UNAUDITED)

                                                      --------
                                                        VALUE
                                                        (000)
                                                      --------

NET ASSETS:
Portfolio Shares of Class I
   (unlimited authorization -- no par value)
   based on 37,643,609 outstanding shares of
   beneficial interest ..........................     $609,759
Portfolio Shares of Class A
   (unlimited authorization -- no par value)
   based on 5,421,570 outstanding shares of
   beneficial interest ..........................      115,223
Portfolio Shares of Class B
   (unlimited authorization -- no par value)
   based on 152,234 outstanding shares of
   beneficial interest ..........................        4,202
Portfolio Shares of Class C
   (unlimited authorization -- no par value)
   based on 26,926 outstanding shares of
   beneficial interest ..........................          676
Accumulated net investment loss .................         (122)
Accumulated net realized gain on investments ....       11,943
Net unrealized appreciation on investments ......      222,471
                                                      --------
TOTAL NET ASSETS -- 100.0% ......................     $964,152
                                                      ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS I .............................       $22.32
                                                      ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A ...................       $22.12
                                                      ========
MAXIMUM OFFERING PRICE PER
   SHARE -- CLASS A ($22.12 / 94.50%) ...........       $23.41
                                                      ========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS B ...................       $21.59
                                                      ========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C ...................       $21.60
                                                      ========

--------------------------------------
* NON INCOME PRODUCING SECURITY
# SECURITY FULLY OR PARTIALLY ON LOAN.
CL--CLASS

                             See Accompanying Notes

                                                         STATEMENT OF NET ASSETS
                                                        ARMADA EQUITY INDEX FUND
================================================================================

                                                               NOVEMBER 30, 2001
                                                                     (UNAUDITED)
                                       -------------------------
                                         NUMBER OF      VALUE
                                           SHARES       (000)
                                       -------------------------
COMMON STOCK -- 96.5%
BASIC MATERIALS -- 2.7%
  Air Products & Chemicals .........        7,041     $    322
  Alcan ............................        9,865          355
  Alcoa ............................       26,666        1,029
  Allegheny Technologies ...........        2,453           38
  Ashland ..........................        2,156           92
  Avery Dennison ...................        3,406          184
  Ball .............................          856           59
  Barrick Gold# ....................       12,234          185
  Bemis ............................        1,607           81
  Boise Cascade ....................        1,775           57
  Dow Chemical .....................       27,727        1,040
  Eastman Chemical .................        2,379           91
  EI du Pont de Nemours ............       32,215        1,428
  Engelhard ........................        4,040          113
  FMC* .............................          961           51
  Freeport-McMoran Copper & Gold,
   Cl B# ...........................        4,488           60
  Georgia-Pacific Group# ...........        6,980          224
  Goodyear Tire & Rubber ...........        4,905          110
  Great Lakes Chemical .............        1,553           38
  Hercules* ........................        3,337           34
  Homestake Mining .................        8,135           64
  Inco* ............................        5,618           90
  International Paper ..............       14,922          596
  Louisiana-Pacific ................        3,160           24
  Mead .............................        3,028           94
  Newmont Mining# ..................        6,038          119
  Nucor ............................        2,397          119
  Pactiv* ..........................        4,904           86
  Phelps Dodge .....................        2,431           87
  Placer Dome ......................       10,121          110
  PPG Industries ...................        5,202          280
  Praxair ..........................        4,961          263
  Rohm & Haas ......................        6,802          241
  Sealed Air* ......................        2,584          119
  Sherwin-Williams .................        4,832          135
  Sigma-Aldrich ....................        2,335          100
  Temple-Inland ....................        1,522           87
  USX-U.S. Steel Group .............        2,744           46
  Westvaco .........................        3,113           89
  Weyerhaeuser .....................        6,647          351
  Willamette Industries ............        3,387          163
  Worthington Industries ...........        2,613           39
                                                      --------
                                                         8,893
                                                      --------
COMMERCIAL SERVICES -- 1.9%
  Automatic Data Processing ........       19,284        1,070
  Cintas# ..........................        5,222          223
  Computer Sciences* ...............        5,209          248
  Concord EFS* .....................       14,882          446
  Convergys* .......................        5,279          175
  Electronic Data Systems ..........       14,455        1,001
  First Data .......................       12,102          886
  Fiserv* ..........................        5,761          225
  IMS Health .......................        9,103          186
  Interpublic Group# ...............       11,587          338
  Moody's ..........................        4,866          169
  Omnicom Group ....................        5,722          491


                                       -------------------------
                                         NUMBER OF      VALUE
                                           SHARES       (000)
                                       -------------------------
COMMON STOCK -- CONTINUED
COMMERCIAL SERVICES --  CONTINUED
  Paychex ..........................       11,533     $    404
  Quintiles Transnational* .........        3,602           60
  Robert Half International* .......        5,398          145
  Ryder System .....................        1,864           38
  TMP Worldwide* ...................        3,288          136
                                                      --------
                                                         6,241
                                                      --------
CONSUMER CYCLICALS -- 7.5%
  Alberto-Culver, Cl B .............        1,749           76
  Autozone* ........................        3,439          231
  Bed Bath & Beyond* ...............        8,917          290
  Best Buy*# .......................        6,469          462
  Big Lots* ........................        3,499           33
  Black & Decker ...................        2,510           93
  Centex ...........................        1,832           83
  Circuit City Stores ..............        6,426          113
  Cooper Tire & Rubber .............        2,234           33
  Costco Wholesale* ................       13,903          568
  Cummins ..........................        1,255           46
  CVS ..............................       12,151          327
  Dana .............................        4,570           63
  Delphi Automotive Systems ........       17,297          237
  Dillard's, Cl A ..................        2,627           43
  Dollar General ...................       10,214          138
  Family Dollar Stores .............        5,279          157
  Federated Department Stores*# ....        6,096          226
  Fluor ............................        2,449           93
  Ford Motor .......................       56,520        1,071
  Gap Inc/The ......................       26,552          351
  General Motors ...................       16,947          842
  Home Depot .......................       72,093        3,364
  JC Penney ........................        8,125          206
  Johnson Controls .................        2,683          213
  K-Mart* ..........................       15,135           92
  KB Home ..........................        1,368           46
  Kohl's* ..........................       10,291          698
  Leggett & Platt ..................        6,063          131
  Limited ..........................       13,173          183
  Liz Claiborne ....................        1,623           81
  Lowe's ...........................       23,763        1,077
  Masco# ...........................       14,206          297
  May Department Stores ............        9,234          331
  Maytag ...........................        2,351           68
  Navistar International* ..........        1,822           67
  Nike, Cl B .......................        8,378          444
  Nordstrom ........................        4,133           78
  Office Depot* ....................        9,192          148
  Paccar ...........................        2,365          144
  Pulte ............................        1,316           52
  RadioShack .......................        5,729          166
  Reebok International* ............        1,809           42
  Sears Roebuck ....................       10,149          462
  Staples*# ........................       14,096          248
  Target ...........................       27,775        1,043
  Tiffany ..........................        4,508          130
  TJX# .............................        8,662          326
  Toys `R' Us* .....................        6,103          131
  VF ...............................        3,438          131


                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA EQUITY INDEX FUND
================================================================================

NOVEMBER 30, 2001
(UNAUDITED)
                                       -------------------------
                                         NUMBER OF      VALUE
                                           SHARES       (000)
                                       -------------------------
COMMON STOCK -- CONTINUED
COMMERCIAL CYCLICALS   --  CONTINUED
  Visteon ..........................        4,045     $     56
  Vulcan Materials .................        3,123          144
  Wal-Mart Stores ..................      138,119        7,617
  Walgreen .........................       31,445        1,038
  Whirlpool ........................        2,057          135
                                                      --------
                                                        24,965
                                                      --------
CONSUMER NON-CYCLICALS -- 7.9%
  Adolph Coors, CL B ...............        1,152           66
  Albertson's ......................       12,511          420
  Anheuser-Busch ...................       27,728        1,195
  Archer-Daniels-Midland ...........       20,502          316
  Avon Products ....................        7,330          350
  Brown-Forman, Cl B ...............        2,115          129
  Campbell Soup ....................       12,614          370
  Clorox ...........................        7,306          289
  Coca-Cola ........................       76,841        3,608
  Coca-Cola Enterprises ............       13,004          227
  Colgate-Palmolive ................       17,333        1,012
  Conagra Foods ....................       16,592          381
  Ecolab ...........................        3,941          147
  Fortune Brands ...................        4,722          185
  General Mills ....................       11,228          554
  Gillette .........................       32,577        1,065
  Hershey Foods ....................        4,221          276
  H.J. Heinz .......................       10,772          411
  International Flavors & Fragrances        2,955           91
  Kellogg ..........................       12,539          370
  Kimberly-Clark ...................       16,441          956
  Kroger*# .........................       25,045          634
  Newell Rubbermaid ................        8,237          211
  Pepsi Bottling Group .............        4,442          197
  PepsiCo ..........................       54,612        2,656
  Philip Morris# ...................       67,953        3,205
  Procter & Gamble .................       40,010        3,099
  Ralston Purina Group .............        9,571          317
  Safeway*# ........................       15,613          696
  Sara Lee .........................       24,296          532
  Supervalu ........................        4,090           93
  Sysco ............................       20,776          511
  Tupperware .......................        1,789           35
  Unilever .........................       17,658        1,005
  UST ..............................        5,044          181
  Winn-Dixie Stores ................        4,340           60
  Wm. Wrigley ......................        6,978          353
                                                      --------
                                                        26,203
                                                      --------
CONSUMER SERVICES -- 5.1%
  American Greetings, Cl A# ........        1,952           25
  AOL Time Warner* .................      136,873        4,777
  Brunswick# .......................        2,706           53
  Carnival# ........................       18,064          472
  Clear Channel Communications* ....       18,150          848
  Comcast, Cl A* ...................       29,194        1,109
  Darden Restaurants# ..............        3,647          112
  Deluxe ...........................        2,193           87
  Dow Jones ........................        2,668          135
  Eastman Kodak# ...................        8,961          271
  Gannett ..........................        8,173          568
  Harley-Davidson# .................        9,342          491


                                       -------------------------
                                         NUMBER OF      VALUE
                                           SHARES       (000)
                                       -------------------------
COMMON STOCK -- CONTINUED
CONSUMER SERVICES -- CONTINUED
  Harrah's Entertainment* ..........        3,621     $    117
  Hasbro# ..........................        5,328           88
  Hilton Hotels ....................       11,394          113
  International Game Technology*# ..        2,284          142
  Knight Ridder ....................        2,262          137
  Marriott International, Cl A .....        7,531          283
  Mattel ...........................       13,311          245
  McDonald's .......................       39,953        1,072
  McGraw-Hill ......................        6,030          341
  Meredith .........................        1,536           52
  New York Times, Cl A .............        4,915          223
  RR Donnelley & Sons ..............        3,626          106
  Starbucks* .......................       11,745          208
  Starwood Hotels & Resorts Worldwide       6,140          167
  Tribune ..........................        9,219          333
  Tricon Global Restaurants* .......        4,538          215
  Univision Communications, Cl A*# .        6,438          229
  Viacom, Cl B* ....................       54,994        2,401
  Walt Disney ......................       64,564        1,322
  Wendy's International ............        3,511          100
                                                      --------
                                                        16,842
                                                      --------
ENERGY -- 6.2%
  Amerada Hess .....................        2,754          160
  Anadarko Petroleum# ..............        7,742          402
  Apache# ..........................        3,874          178
  Baker Hughes .....................       10,369          342
  Burlington Resources .............        6,513          229
  ChevronTexaco ....................       32,923        2,799
  Conoco ...........................       19,299          528
  Devon Energy .....................        3,998          138
  El Paso ..........................       15,730          700
  EOG Resources ....................        3,582          125
  Exxon Mobil ......................      213,151        7,972
  Halliburton ......................       13,254          284
  Kerr-McGee .......................        2,932          154
  McDermott International* .........        1,875           21
  Nabors Industries* ...............        4,537          143
  Noble Drilling* ..................        4,142          122
  Occidental Petroleum .............       11,446          286
  Phillips Petroleum ...............       11,715          652
  Rowan* ...........................        2,914           48
  Royal Dutch Petroleum, ADR .......       66,243        3,202
  Schlumberger .....................       17,709          850
  Sunoco ...........................        2,570           94
  Transocean Sedco Forex ...........        9,823          278
  Unocal ...........................        7,518          247
  USX-Marathon Group ...............        9,533          261
  Williams .........................       15,746          421
                                                      --------
                                                        20,636
                                                      --------
FINANCIALS -- 17.1%
  Aetna ............................        4,401          137
  Aflac ............................       16,244          445
  Allstate .........................       22,380          766
  AMBAC Financial Group ............        3,268          183
  American Express .................       40,874        1,345
  American International Group .....       80,938        6,669
  Amsouth Bancorporation ...........       11,442          210
  AON ..............................        8,089          290


                             See Accompanying Notes

                                                         STATEMENT OF NET ASSETS
                                                        ARMADA EQUITY INDEX FUND
================================================================================

                                                               NOVEMBER 30, 2001
                                                                     (UNAUDITED)
                                       -------------------------
                                         NUMBER OF      VALUE
                                           SHARES       (000)
                                       -------------------------
COMMON STOCK -- CONTINUED
FINANCIALS -- CONTINUED
  Bank of America ..................       49,518     $  3,039
  Bank of New York .................       22,723          892
  Bank One .........................       36,001        1,348
  BB&T .............................       12,607          431
  Bear Stearns# ....................        2,907          167
  Capital One Financial ............        6,438          322
  Cendant* .........................       29,193          497
  Charles Schwab ...................       42,820          615
  Charter One Financial ............        6,706          185
  Chubb ............................        5,414          379
  Cincinnati Financial .............        4,964          192
  Citigroup ........................      155,345        7,441
  Comerica .........................        5,513          283
  Conseco*# ........................       10,435           44
  Countrywide Credit ...............        3,658          155
  Equifax ..........................        4,424          110
  Fannie Mae .......................       30,902        2,429
  Fifth Third Bancorp ..............       17,779        1,068
  FleetBoston Financial ............       33,459        1,230
  Franklin Resources ...............        8,172          292
  Freddie Mac ......................       21,396        1,416
  Golden West Financial ............        4,902          253
  H&R Block# .......................        5,646          225
  Hartford Financial Services ......        7,325          434
  Household International ..........       14,329          845
  Huntington Bancshares ............        7,754          126
  Jefferson-Pilot ..................        4,699          209
  John Hancock Financial Services ..        9,517          374
  JP Morgan Chase ..................       61,328        2,313
  Keycorp# .........................       13,114          300
  Lehman Brothers Holdings .........        7,615          504
  Lincoln National .................        5,793          276
  Loews ............................        6,093          346
  Marsh & McLennan .................        8,512          911
  MBIA .............................        4,580          233
  MBNA .............................       26,314          848
  Mellon Financial .................       14,751          552
  Merrill Lynch ....................       25,929        1,299
  Metlife ..........................       23,162          635
  MGIC Investment ..................        3,309          194
  Morgan Stanley Dean Witter# ......       34,377        1,908
  National City ....................       18,559          520
  Northern Trust# ..................        6,878          398
  PNC Financial Services Group .....        8,928          517
  Progressive# .....................        2,281          334
  Providian Financial ..............        8,819           24
  Regions Financial# ...............        7,028          202
  Safeco ...........................        3,946          127
  SouthTrust .......................       10,501          257
  St. Paul .........................        6,624          312
  State Street .....................       10,052          526
  Stilwell Financial ...............        6,775          161
  Suntrust Banks ...................        9,020          571
  Synovus Financial ................        8,960          211
  T Rowe Price Group ...............        3,800          120
  Torchmark ........................        3,875          153


                                       -------------------------
                                         NUMBER OF      VALUE
                                           SHARES       (000)
                                       -------------------------
COMMON STOCK -- CONTINUED
FINANCIALS -- CONTINUED
  Union Planters ...................        4,235     $    184
  UnumProvident ....................        7,456          192
  US Bancorp .......................       58,869        1,117
  USA Education ....................        5,034          428
  Wachovia .........................       43,312        1,341
  Washington Mutual# ...............       27,113          848
  Wells Fargo ......................       53,018        2,269
  XL Capital .......................        4,131          384
  Zions Bancorporation .............        2,846          137
                                                      --------
                                                        56,698
                                                      --------
HEALTHCARE -- 14.2%
  Abbott Laboratories ..............       47,848        2,632
  Allergan .........................        4,065          307
  American Home Products ...........       40,606        2,440
  Amgen* ...........................       32,226        2,141
  Applied Biosystems Group - Applera        6,522          216
  Bard (C.R.) ......................        1,565           99
  Bausch & Lomb ....................        1,657           55
  Baxter International .............       18,300          952
  Becton Dickinson .................        7,958          270
  Biogen* ..........................        4,591          270
  Biomet ...........................        8,291          232
  Boston Scientific* ...............       12,401          330
  Bristol-Myers Squibb .............       60,039        3,228
  Cardinal Health ..................       13,773          941
  Chiron* ..........................        5,866          255
  Cigna ............................        4,626          422
  Eli Lilly ........................       34,720        2,870
  Forest Laboratories* .............        5,442          385
  Guidant* .........................        9,484          463
  HCA - The Healthcare Company .....       16,605          644
  Health Management Associates, Cl A*       7,573          148
  Healthsouth* .....................       12,038          177
  Humana* ..........................        5,250           66
  Immunex* .........................       16,491          445
  Johnson & Johnson ................       93,545        5,449
  King Pharmaceuticals*# ...........        7,557          301
  Manor Care* ......................        3,178           74
  McKesson HBOC ....................        8,798          328
  Medimmune*# ......................        6,573          290
  Medtronic ........................       37,338        1,765
  Merck ............................       70,837        4,799
  Pfizer ...........................      195,021        8,446
  Pharmacia ........................       40,190        1,784
  Schering-Plough ..................       45,198        1,615
  St. Jude Medical* ................        2,648          197
  Stryker ..........................        6,059          333
  Tenet Healthcare* ................       10,016          601
  UnitedHealth Group ...............        9,798          700
  Watson Pharmaceuticals* ..........        3,271           98
  Wellpoint Health Networks* .......        1,956          231
  Zimmer Holdings* .................        6,003          194
                                                      --------
                                                        47,193
                                                      --------

                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA EQUITY INDEX FUND
================================================================================

NOVEMBER 30, 2001
(UNAUDITED)

                                       -------------------------
                                         NUMBER OF      VALUE
                                           SHARES       (000)
                                       -------------------------
COMMON STOCK -- CONTINUED
INDUSTRIALS -- 6.5%
  Allied Waste Industries* .........        6,095     $     72
  American Power Conversion* .......        6,025           83
  Caterpillar# .....................       10,604          503
  Cooper Industries ................        2,892          118
  Deere ............................        7,253          290
  Emerson Electric .................       13,236          716
  General Electric .................      306,859       11,814
  Genuine Parts ....................        5,314          179
  Grainger (W.W.) ..................        2,934          137
  Illinois Tool Works ..............        9,390          576
  Ingersoll-Rand ...................        4,940          207
  ITT Industries ...................        2,716          133
  Minnesota Mining & Manufacturing .       12,231        1,401
  Pall .............................        3,793           87
  Parker Hannifin ..................        3,610          148
  Rockwell International ...........        5,649           93
  Snap-On Tools ....................        1,786           56
  Stanley Works ....................        2,637          110
  Tyco International ...............       59,827        3,518
  United Technologies ..............       14,542          875
  Waste Management# ................       19,323          566
                                                      --------
                                                        21,682
                                                      --------
REAL ESTATE INVESTMENT TRUSTS  -- 0.2%
  Equity Office Properties Trust ...       12,514          373
  Equity Residential Properties Trust       8,193          237
                                                      --------
                                                           610
                                                      --------
TECHNOLOGY -- 18.6%
  ADC Telecommunications* ..........       24,146          107
  Adobe Systems ....................        7,388          237
  Advanced Micro Devices* ..........       10,626          144
  Agilent Technologies* ............       14,111          385
  Altera* ..........................       11,982          273
  Analog Devices* ..................       11,117          472
  Andrew* ..........................        2,515           53
  Apple Computer* ..................       10,782          230
  Applied Materials* ...............       25,119          998
  Applied Micro Circuits*# .........        9,282          127
  Autodesk .........................        1,665           62
  Avaya* ...........................        8,769          100
  BMC Software* ....................        7,526          126
  Boeing ...........................       26,950          946
  Broadcom, Cl A* ..................        8,035          353
  Cisco Systems* ...................      226,102        4,622
  Citrix Systems* ..................        5,705          128
  Compaq Computer ..................       52,177          530
  Computer Associates International        17,802          592
  Compuware* .......................       11,362          127
  Comverse Technology* .............        5,286          113
  Conexant Systems* ................        7,633          114
  Corning ..........................       28,734          271
  Crane ............................        1,844           44
  Danaher ..........................        4,403          258
  Dell Computer* ...................       80,352        2,244
  Dover# ...........................        6,280          232


                                       -------------------------
                                         NUMBER OF      VALUE
                                           SHARES       (000)
                                       -------------------------
COMMON STOCK -- CONTINUED
TECHNOLOGY -- CONTINUED
  Eaton ............................        2,128     $    148
  EMC-Mass .........................       68,175        1,145
  Gateway* .........................        9,978           94
  General Dynamics .................        6,208          516
  Goodrich .........................        3,193           78
  Hewlett-Packard ..................       60,019        1,320
  Honeywell International ..........       25,001          829
  Intel ............................      207,753        6,785
  International Business Machines ..       53,674        6,204
  Intuit*# .........................        6,445          283
  Jabil Circuit* ...................        5,909          155
  JDS Uniphase* ....................       40,662          410
  Kla-Tencor*# .....................        5,727          288
  Lexmark International* ...........        3,961          205
  Linear Technology ................        9,820          403
  Lockheed Martin ..................       13,418          623
  LSI Logic* .......................       11,164          181
  Lucent Technologies ..............      105,215          770
  Maxim Integrated Products* .......       10,142          556
  Mercury Interactive*# ............        2,553           79
  Micron Technology* ...............       18,419          500
  Microsoft* .......................      166,267       10,676
  Millipore ........................        1,455           87
  Molex ............................        6,036          173
  Motorola .........................       67,845        1,129
  National Semiconductor* ..........        5,386          162
  NCR*# ............................        2,980          115
  Network Appliance* ...............       10,057          155
  Nortel Networks ..................       98,432          768
  Northrop Grumman# ................        3,394          319
  Novell* ..........................        9,925           42
  Novellus Systems* ................        4,400          168
  Nvidia* ..........................        4,322          236
  Oracle* ..........................      173,418        2,433
  Palm* ............................       17,521           61
  Parametric Technology* ...........        8,130           71
  Peoplesoft* ......................        9,082          317
  PerkinElmer ......................        3,776          105
  Pitney Bowes .....................        7,605          315
  PMC - Sierra* ....................        5,086          116
  Power-One* .......................        2,375           24
  QLogic*# .........................        2,847          141
  Qualcomm* ........................       23,394        1,374
  Raytheon .........................       11,868          389
  Sabre Holdings* ..................        4,105          142
  Sanmina* .........................        9,876          211
  Sapient* .........................        3,797           24
  Scientific-Atlanta ...............        5,031          135
  Seagate* .........................        5,934            2
  Siebel Systems* ..................       13,998          313
  Solectron*# ......................       24,835          365
  Sun Microsystems* ................      100,611        1,433
  Symbol Technologies ..............        6,999          116
  Tektronix* .......................        2,897           65
  Tellabs*# ........................       12,642          193
  Teradyne*# .......................        5,385          150


                             See Accompanying Notes

                                                         STATEMENT OF NET ASSETS
                                                        ARMADA EQUITY INDEX FUND
================================================================================

                                                               NOVEMBER 30, 2001
                                                                     (UNAUDITED)

                                       -------------------------
                                         NUMBER OF      VALUE
                                           SHARES       (000)
                                       -------------------------
COMMON STOCK -- CONTINUED
TECHNOLOGY -- CONTINUED
  Texas Instruments ................       53,629     $  1,719
  Textron ..........................        4,356          173
  Thermo Electron* .................        5,601          122
  Thomas & Betts ...................        1,796           37
  TRW ..............................        3,859          151
  Unisys* ..........................        9,784          116
  Veritas Software* ................       12,277          477
  Vitesse Semiconductor* ...........        5,664           69
  Xerox# ...........................       21,447          180
  Xilinx* ..........................       10,274          371
  Yahoo# ...........................       17,513          273
                                                      --------
                                                        61,673
                                                      --------
TELECOMMUNICATIONS -- 5.3%
  Alltel ...........................        9,671          629
  AT&T .............................      106,591        1,864
  AT&T Wireless Services*# .........       78,037        1,090
  BellSouth ........................       57,897        2,229
  CenturyTel .......................        4,356          147
  CIENA* ...........................       10,113          180
  Citizens Communications* .........        8,815           86
  Nextel Communications, Cl A* .....       23,634          253
  Qwest Communications International       51,320          611
  Rockwell Collins .................        5,649           95
  SBC Communications ...............      104,045        3,889
  Sprint (FON Group) ...............       27,380          597
  Sprint (PCS Group)*# .............       28,946          722
  Verizon Communications ...........       83,555        3,927
  WorldCom Inc-WorldCom Group* .....       89,220        1,297
                                                      --------
                                                        17,616
                                                      --------
TRANSPORTATION -- 0.7%
  AMR ..............................        4,748          101
  Burlington Northern Santa Fe .....       12,102          355
  CSX ..............................        6,592          247
  Delta Air Lines ..................        3,801          110
  FedEx* ...........................        9,485          435
  Norfolk Southern .................       11,883          230
  Southwest Airlines ...............       23,529          441
  Union Pacific ....................        7,658          422
  US Airways Group*# ...............        2,073           16
                                                      --------
                                                         2,357
                                                      --------
UTILITIES -- 2.6%
  AES* .............................       16,437          272
  Allegheny Energy .................        3,853          134
  Ameren ...........................        4,239          173
  American Electric Power ..........        9,952          411
  Calpine*# ........................        9,226          199
  Cinergy ..........................        4,912          145
  CMS Energy .......................        4,078           94
  Consolidated Edison ..............        6,552          253
  Constellation Energy Group .......        5,059          120
  Dominion Resources of Virginia ...        8,075          472
  DTE Energy .......................        5,092          210


                                       -------------------------
                                         NUMBER OF      VALUE
                                           SHARES       (000)
                                       -------------------------
COMMON STOCK -- CONTINUED
UTILITIES -- CONTINUED
  Duke Energy# .....................       23,847     $    862
  Dynegy, Cl A# ....................       10,071          306
  Edison International* ............       10,066          152
  Entergy ..........................        6,818          252
  Exelon ...........................        9,904          442
  FirstEnergy ......................        9,189          310
  FPL Group ........................        5,433          301
  KeySpan ..........................        4,242          141
  Kinder Morgan ....................        3,537          173
  Mirant* ..........................       10,488          256
  Niagara Mohawk Holdings* .........        4,950           88
  Nicor ............................        1,403           55
  NiSource .........................        6,379          133
  Peoples Energy ...................        1,093           42
  PG&E* ............................       11,959          219
  Pinnacle West Capital ............        2,617          109
  PPL ..............................        4,509          160
  Progress Energy ..................        6,375          264
  Progress Energy* .................        2,575           --
  Public Service Enterprise Group ..        6,425          261
  Reliant Energy ...................        9,189          235
  Sempra Energy ....................        6,363          147
  Southern# ........................       21,162          481
  Teco Energy ......................        4,181          110
  TXU# .............................        7,936          358
  XCEL Energy ......................       10,602          290
                                                      --------
                                                         8,630
                                                      --------
WHOLESALE -- 0.0%
  AmerisourceBergen ................        3,163          188
                                                      --------
TOTAL COMMON STOCK
   (Cost $322,877) ..............................      320,427
                                                      --------
REGISTERED INVESTMENT COMPANY -- 0.9%
  S&P Depository Receipt,
    Trust Series 1                         25,000        2,851
                                                      --------
TOTAL REGISTERED INVESTMENT COMPANY
   (Cost $3,610) ................................        2,851
                                                      --------
CASH EQUIVALENT -- 2.2%
  Goldman Sachs Financial Square Prime
    Obligation Money Market Fund ...    7,413,260        7,413
                                                      --------
TOTAL CASH EQUIVALENT
   (Cost $7,413) ................................        7,413
                                                      --------
TOTAL INVESTMENTS -- 99.6%
   (Cost $333,900) ..............................      330,691
                                                      ========
OTHER ASSETS AND LIABILITIES, NET -- 0.4% .......        1,385
                                                      --------

                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA EQUITY INDEX FUND
================================================================================

NOVEMBER 30, 2001
(UNAUDITED)

                                                      --------
                                                        VALUE
                                                        (000)
                                                      --------
NET ASSETS:
Portfolio Shares of Class I
   (unlimited authorization -- no par value)
   based on 32,802,935 outstanding shares of
   beneficial interest ..........................     $337,447
Portfolio Shares of Class A
   (unlimited authorization -- no par value)
   based on 762,796 outstanding shares of
   beneficial interest ..........................        8,580
Portfolio Shares of Class B
   (unlimited authorization -- no par value)
   based on 123,849 outstanding shares of
   beneficial interest ..........................        1,431
Portfolio Shares of Class C
   (unlimited authorization -- no par value)
   based on 85,916 outstanding shares of
   beneficial interest ..........................          954
Undistributed net investment income .............          601
Accumulated net realized loss on investments ....      (14,402)
Net unrealized depreciation on investments
   and futures ..................................       (2,535)
                                                      --------
TOTAL NET ASSETS -- 100.0% ......................     $332,076
                                                      ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS I .............................        $9.83
                                                      ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A ...................        $9.81
                                                      ========
MAXIMUM OFFERING PRICE PER
   SHARE -- CLASS A ($9.81 / 97.25%) ............       $10.09
                                                      ========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS B ...................        $9.77
                                                      ========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C ...................        $9.78
                                                      ========

--------------------------------------
* NON-INCOME PRODUCING SECURITY
# SECURITY FULLY OR PARTIALLY ON LOAN.
ADR--AMERICAN DEPOSITORY RECEIPT
CL--CLASS

                             See Accompanying Notes

                                                         STATEMENT OF NET ASSETS
                                                ARMADA INTERNATIONAL EQUITY FUND
================================================================================

                                                               NOVEMBER 30, 2001
                                                                     (UNAUDITED)
                                       -------------------------
                                         NUMBER OF      VALUE
                                           SHARES       (000)
                                       -------------------------
FOREIGN COMMON STOCK -- 91.4%
AUSTRALIA -- 0.7%
  John Fairfax Holdings ............    1,885,700     $  3,511
                                                      --------
BELGIUM -- 1.5%
  Interbrew*# ......................      198,170        5,221
  Umicore# .........................       78,668        3,054
                                                      --------
                                                         8,275
                                                      --------
BRAZIL -- 2.2%
  Cia Paranaense de Energia, ADR ...      372,073        2,314
  Empresa Bras de Aeronautica, ADR .      190,110        3,517
  Petroleo Brasileiro, ADR .........       47,100          949
  Petroleo Brasileiro, ADR .........      238,570        4,831
                                                      --------
                                                        11,611
                                                      --------
CANADA -- 0.4%
  Talisman Energy ..................       67,223        2,377
                                                      --------
CHINA -- 1.1%
  China Mobile* ....................      724,134        2,568
  Huaneng Power International ......    5,192,481        3,246
                                                      --------
                                                         5,814
                                                      --------
DENMARK -- 1.2%
  Danske Bank A/S# .................      182,135        2,886
  Novo-Nordisk A/S, Cl B ...........       86,412        3,364
                                                      --------
                                                         6,250
                                                      --------
FINLAND -- 0.6%
  Metso Oyj ........................      331,900        3,198
                                                      --------
FRANCE -- 6.9%
  Altran Technologies# .............       50,114        2,241
  Atos Origin*# ....................       59,184        3,994
  Axa# .............................      118,182        2,584
  BNP Paribas ......................       28,370        2,492
  Cie de Saint-Gobain ..............       36,026        5,259
  Orange*# .........................      436,596        3,792
  STMicroelectronics N.V., ADR .....       93,420        3,144
  TotalFinaElf .....................       25,443        3,249
  TotalFinaElf, ADR ................       23,710        1,520
  Vivendi Environnement ............       61,200        2,249
  Vivendi Universal# ...............       87,990        4,507
  Vivendi Universal, ADR ...........       37,500        1,899
                                                      --------
                                                        36,930
                                                      --------
GERMANY -- 4.6%
  Allianz ..........................       21,762        5,129
  Altana ...........................       77,086        3,869
  Bayerische Hypo-und Vereinsbank ..      139,400        4,510
  Fraport AG Frankfurt Airport
   Services Worldwide* .............       93,565        2,264
  Muehlbauer Holding AG &  KgaA ....       75,420        2,028
  SAP, ADR .........................      141,300        4,385
  Singulus Technologies* ...........      108,125        2,791
                                                      --------
                                                        24,976
                                                      --------



                                       -------------------------
                                         NUMBER OF      VALUE
                                           SHARES       (000)
                                       -------------------------
FOREIGN COMMON STOCK -- CONTINUED
HONG KONG -- 1.5%
  First Pacific ....................    9,194,692     $  1,191
  Hong Kong Land Holdings ..........    1,416,115        2,450
  Hutchison Whampoa ................      281,750        2,610
  Hysan Development ................      339,339          311
  Johnson Electric Holdings ........    1,395,192        1,583
                                                      --------
                                                         8,145
                                                      --------
IRELAND -- 2.4%
  Bank of Ireland ..................      502,784        4,461
  Elan, ADR* .......................      134,088        5,929
  Ryanair Holdings* ................      216,370        2,459
                                                      --------
                                                        12,849
                                                      --------
ISRAEL -- 0.1%
  Oridion Systems* .................       55,272          347
                                                      --------
ITALY -- 2.1%
  Assicurazioni Generali* ..........      100,053        2,748
  IntesaBci* .......................    1,606,109        3,908
  Saipem* ..........................      252,192        1,135
  Telecom Italia*# .................      410,016        3,495
                                                      --------
                                                        11,286
                                                      --------
JAPAN -- 14.6%
  Canon ............................      153,697        5,195
  Chubu Electric Power# ............      132,034        2,515
  Dainippon Pharmaceutical# ........      265,493        2,972
  Fanuc ............................           99            5
  Fuji Photo Film ..................       94,100        3,234
  Honda Motor ......................      150,800        5,708
  Kansai Electric Power ............      226,477        3,532
  Meitec ...........................      150,600        4,114
  NEC ..............................      307,914        3,125
  Nintendo .........................       38,407        6,615
  Nipponkoa Insurance# .............      935,900        3,194
  Nissan Motor# ....................      474,300        2,337
  NTT Docomo .......................          265        3,458
  Orix .............................       53,368        5,126
  Promise ..........................       67,797        3,918
  Shin-Etsu Chemical ...............      150,800        5,696
  SMC# .............................       56,560        5,708
  Sony .............................           61            3
  Sony, ADR ........................       82,828        3,951
  Takeda Chemical Industries# ......       67,800        3,089
  Tanabe Seiyaku ...................      429,508        3,941
  Toyo INK MFG# ....................      465,385          962
                                                      --------
                                                        78,398
                                                      --------
MEXICO -- 2.5%
  America Movil SA de CV, ADR ......      131,073        2,274
  Fomento Economico Mexicano .......      119,062        4,053
  Fomento Economico Mexicano, ADR ..       31,296        1,065
  Telefonos de Mexico, ADR .........      174,446        5,846
                                                      --------
                                                        13,238
                                                      --------

                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA INTERNATIONAL EQUITY FUND
================================================================================

NOVEMBER 30, 2001
(UNAUDITED)

                                       -------------------------
                                         NUMBER OF      VALUE
                                           SHARES       (000)
                                       -------------------------
FOREIGN COMMON STOCK -- CONTINUED
NETHERLANDS -- 9.3%
  ABN Amro Holding .................      264,400     $  4,301
  Aegon ............................      299,100        7,975
  ASM International* ...............      158,234        2,343
  Hunter Douglas ...................      196,102        4,640
  ING Groep ........................      238,524        6,242
  Koninklijke Ahold ................      262,777        7,772
  Koninklijke Philips Electronics, ADR    192,877        5,221
  Nutreco Holding ..................       85,428        2,565
  Unilever, ADR ....................       63,539        3,615
  Wolters Kluwer ...................      232,277        5,038
                                                      --------
                                                        49,712
                                                      --------
NORWAY -- 1.7%
  Norsk Hydro ......................      146,929        5,700
  Norske Skogindustrier ............      201,520        3,502
                                                      --------
                                                         9,202
                                                      --------
SINGAPORE -- 2.1%
  Chartered Semiconductor, ADR* ....      107,000        2,333
  DBS Group Holdings ...............      658,000        4,097
  SembCorp Industries ..............    2,167,585        1,657
  Singapore Telecommunications .....    3,445,012        3,311
                                                      --------
                                                        11,398
                                                      --------
SOUTH KOREA -- 1.8%
  Korea Telecom, ADR ...............      232,300        5,401
  Pohang Iron & Steel ADR ..........      210,588        4,464
                                                      --------
                                                         9,865
                                                      --------
SPAIN -- 4.7%
  Aguas de Barcelona ...............      373,000        4,904
  Banco Bilbao Vizcaya Argentaria ..      630,065        7,759
  Cortefiel ........................      257,500        1,532
  Endesa ...........................      374,427        5,997
  Telefonica* ......................      265,474        3,590
  Telefonica, ADR* .................       34,416        1,374
                                                      --------
                                                        25,156
                                                      --------
SWEDEN -- 1.9%
  Electrolux, Series B .............      212,173        3,077
  Nordea ...........................      803,913        4,000
  Sandvik# .........................      159,344        3,381
                                                      --------
                                                        10,458
                                                      --------
SWITZERLAND -- 10.9%
  Adecco ...........................      111,692        5,785
  Credit Suisse Group* .............       91,148        3,527
  Julius Baer Holding, Cl B ........       10,540        3,494
  Nestle ...........................       30,408        6,291
  Novartis .........................      235,670        8,301
  Swatch Group, Cl B* ..............       68,150        6,178
  Swiss Re .........................       47,960        4,852
  Swisscom .........................       24,260        6,623
  UBS* .............................      180,492        8,992
  Zurich Financial Services ........       18,000        4,601
                                                      --------
                                                        58,644
                                                      --------


                          -------------------------------------
                                          NUMBER OF     VALUE
                            MATURITY  SHARES/PAR (000)  (000)
                          -------------------------------------
FOREIGN COMMON STOCK -- CONTINUED
TAIWAN -- 1.2%
  United Microelectronics, ADR* ....      823,330      $ 6,414
                                                      --------
UNITED KINGDOM -- 15.4%
  ARM Holdings* ....................      188,700        1,038
  AstraZeneca, ADR .................      106,038        4,819
  Barclays .........................      154,028        4,718
  BHP Billiton .....................      604,213        2,901
  BP ...............................      887,236        6,555
  BP, ADR ..........................       69,691        3,078
  British Energy ...................      780,158        2,701
  Capita Group .....................      593,099        3,963
  Diageo ...........................      737,983        7,886
  Friends Provident* ...............    1,309,800        3,639
  Gallaher Group ...................      376,200        2,391
  Hilton Group .....................    1,654,439        4,950
  HSBC Holdings* ...................      522,457        6,331
  Imperial Tobacco Group ...........      122,646        1,450
  Northern Rock ....................      326,566        2,689
  Royal Bank of Scotland Group .....      230,176        5,329
  Scottish Power ...................      577,621        3,230
  Somerfield* ......................    2,165,749        2,746
  Vodafone Group ...................    4,550,324       11,670
  Wetherspoon (J.D.) ...............      107,762          576
                                                      --------
                                                        82,660
                                                      --------
TOTAL FOREIGN COMMON STOCK
   (Cost $531,511) ..............................      490,714
                                                      --------
FOREIGN PREFERRED STOCK -- 1.0%
GERMANY -- 1.0%
  Henkel KGaA ......................       87,745        5,056
                                                      --------
TOTAL FOREIGN PREFERRED STOCK
   (Cost $5,984) ................................        5,056
                                                      --------
CASH EQUIVALENT -- 4.0%
  Goldman Sachs Financial Square
    Prime Money Market Fund ........   21,412,484       21,413
                                                      --------
TOTAL CASH EQUIVALENT
   (Cost $21,412) ...............................       21,413
                                                      --------
COMMERCIAL PAPER -- 3.5%
  American Express
      2.000% ............... 12/07/01     $19,000       18,994
                                                      --------
TOTAL COMMERCIAL PAPER
   (Cost $18,994) ...............................       18,994
                                                      --------
TOTAL INVESTMENTS -- 99.9%
   (Cost $577,901) ..............................      536,177
                                                      ========
OTHER ASSETS AND LIABILITIES, NET -- 0.1% ........         748
                                                      --------

                             See Accompanying Notes

                                                         STATEMENT OF NET ASSETS
                                                ARMADA INTERNATIONAL EQUITY FUND
================================================================================

                                                               NOVEMBER 30, 2001
                                                                     (UNAUDITED)

                                                      --------
                                                        VALUE
                                                        (000)
                                                      --------

NET ASSETS:
Portfolio Shares of Class I
   (unlimited authorization -- no par value)
   based on 55,477,066 outstanding shares of
   beneficial interest ..........................     $652,544
Portfolio Shares of Class A
   (unlimited authorization -- no par value)
   based on 1,334,310 outstanding shares of
   beneficial interest ..........................       11,755
Portfolio Shares of Class B
   (unlimited authorization -- no par value)
   based on 435,515 outstanding shares of
   beneficial interest ..........................        5,883
Portfolio Shares of Class C
   (unlimited authorization -- no par value)
   based on 52,995 outstanding shares of
   beneficial interest ..........................          609
Undistributed net investment income .............        1,146
Accumulated net realized loss on investments ....      (93,090)
Net unrealized depreciation of foreign currency
   and translation of other assets and liabilities
   in foreign currency ..........................         (853)
Net unrealized depreciation on investments
   and futures ..................................      (41,069)
                                                      --------
TOTAL NET ASSETS -- 100.0% .......................    $536,925
                                                      ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS I .............................        $9.37
                                                      ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A ...................        $9.29
                                                      ========
MAXIMUM OFFERING PRICE PER
   SHARE -- CLASS A ($9.29 / 94.50%) ............        $9.83
                                                      ========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS B ...................        $9.10
                                                      ========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C ...................        $9.10
                                                      ========

--------------------------------------
* NON-INCOME PRODUCING SECURITY
# SECURITY FULLY OR PARTIALLY ON LOAN
ADR--AMERICAN DEPOSITORY RECEIPT
CL--CLASS

SECTOR DIVERSIFICATION         % OF NET ASSETS  VALUE (000)
----------------------         ---------------  -----------
COMMON STOCK
Banks                                12.9%       $ 69,193
Insurance                             7.6%         40,964
Pharmaceuticals/Medical Products      6.2%         33,542
Consumer Goods                        6.2%         33,050
Telecommunications                    5.0%         27,073
Communications                        4.9%         26,329
Oil & Gas                             4.4%         23,694
Power Distribution                    4.4%         23,535
Food Product Retailer                 4.3%         22,989
Beverages                             3.5%         18,801
Machinery                             3.2%         17,106
Semiconductors                        2.8%         15,272
News Media                            2.8%         14,955
Business Services                     2.6%         13,742
Financial Services                    2.5%         13,345
Electronic Equipment                  1.9%          9,934
Diversified Operations                1.8%          9,501
Chemicals                             1.6%          8,785
Computers                             1.6%          8,499
Automotive                            1.5%          8,045
Metals                                1.4%          7,518
Water Supply                          1.3%          7,153
Jewelry                               1.2%          6,178
General Building Contractors          1.0%          5,259
Leisure                               0.9%          4,950
Transportation                        0.9%          4,723
Engineering Services                  0.7%          3,898
Aerospace/Defense                     0.7%          3,517
Basic Materials                       0.7%          3,502
Mining & Minerals                     0.5%          2,901
Real Estate                           0.5%          2,761
                                    ------       --------
TOTAL FOREIGN COMMON STOCK           91.4%        490,714
FOREIGN PREFERRD STOCK                1.0%          5,056
CASH EQUIVALENT                       4.0%         21,413
COMMERCIAL PAPER                      3.5%         18,994
                                    ------       --------
TOTAL INVESTMENTS                    99.9%        536,177
                                    ------       --------
OTHER ASSETS AND
   LIABILITIES, NET                   0.1%            748
                                    ------       --------
NET ASSETS                          100.0%       $536,925
                                    ======       ========


                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA LARGE CAP ULTRA FUND
================================================================================

NOVEMBER 30, 2001
(UNAUDITED)
                                       -------------------------
                                         NUMBER OF      VALUE
                                           SHARES       (000)
                                       -------------------------
COMMON STOCK -- 98.5%
COMMERCIAL SERVICES -- 7.6%
  Automatic Data Processing .........      48,200     $  2,673
  Concord EFS* ......................      85,880        2,573
  DST Systems* ......................      48,000        2,290
  First Data ........................      39,000        2,856
  Sungard Data Systems* .............     101,400        2,845
                                                      --------
                                                        13,237
                                                      --------
CONSUMER CYCLICALS -- 8.8%
  CVS ...............................      38,000        1,024
  Home Depot ........................      66,800        3,117
  JC Penney .........................      73,000        1,850
  Lowe's ............................      48,000        2,175
  Target ............................      50,000        1,877
  Wal-Mart Stores ...................      93,972        5,183
                                                      --------
                                                        15,226
                                                      --------
CONSUMER NON-CYCLICALS -- 3.4%
  Avon Products .....................      36,000        1,719
  Kroger* ...........................      60,000        1,519
  PepsiCo ...........................      54,300        2,641
                                                      --------
                                                         5,879
                                                      --------
CONSUMER SERVICES -- 2.8%
  AOL Time Warner* ..................      47,250        1,649
  Comcast, Cl A* ....................      46,000        1,748
  Gemstar-TV Guide International*# ..      54,317        1,506
                                                      --------
                                                         4,903
                                                      --------
FINANCIALS -- 7.9%
  American International Group ......      39,479        3,253
  Bank of New York ..................      60,000        2,354
  Capital One Financial .............      37,500        1,876
  Freddie Mac .......................      33,500        2,217
  Merrill Lynch .....................      36,800        1,843
  XL Capital ........................      23,000        2,139
                                                      --------
                                                        13,682
                                                      --------
HEALTHCARE -- 27.8%
  Abbott Laboratories ...............      55,800        3,069
  American Home Products ............      50,000        3,005
  Amgen* ............................      43,800        2,910
  Baxter International ..............      56,200        2,922
  Bristol-Myers Squibb ..............      54,700        2,941
  Eli Lilly .........................      33,700        2,786
  Genentech* ........................      34,600        1,988
  Johnson & Johnson .................      89,720        5,226
  Medtronic .........................      46,360        2,192
  Merck# ............................      58,680        3,976
  Pfizer ............................     260,000       11,261
  Pharmacia .........................      75,000        3,330
  Schering-Plough ...................      69,300        2,476
                                                      --------
                                                        48,082
                                                      --------
INDUSTRIALS -- 10.5%
  Danaher ...........................      30,000        1,760
  General Electric ..................     269,224       10,365
  Tyco International ................     103,372        6,078
                                                      --------
                                                        18,203
                                                      --------



                                       -------------------------
                                         NUMBER OF      VALUE
                                           SHARES       (000)
                                       -------------------------
COMMON STOCK -- CONTINUED
TECHNOLOGY -- 25.9%
  Altera* ...........................      79,400     $  1,807
  Analog Devices* ...................      47,300        2,010
  Applied Materials* ................      52,400        2,082
  Cisco Systems* ....................     235,276        4,809
  Citrix Systems*# ..................      95,000        2,125
  Intel .............................     188,000        6,140
  International Business Machines ...      28,420        3,285
  Lexmark International* ............      35,000        1,809
  Micron Technology* ................      33,000          896
  Microsoft* ........................     167,544       10,758
  Motorola ..........................     142,000        2,363
  Oracle* ...........................     145,600        2,043
  Qualcomm* .........................      31,504        1,850
  Sun Microsystems* .................      81,552        1,161
  Texas Instruments .................      54,708        1,753
                                                      --------
                                                        44,891
                                                      --------
TELECOMMUNICATIONS -- 1.8%
  Qwest Communications International       73,200          871
  Sprint (PCS Group)*# ..............      88,500        2,208
                                                      --------
                                                         3,079
                                                      --------
TRANSPORTATION -- 1.2%
  Southwest Airlines ................     108,000        2,025
                                                      --------
UTILITIES -- 0.8%
  Calpine* ..........................      65,000        1,401
                                                      --------
TOTAL COMMON STOCK
   (Cost $130,826) ..............................      170,608
                                                      --------
CASH EQUIVALENT -- 1.5%
  Goldman Sachs Financial Square
    Prime Obligation Money Market Fund   2,719,384       2,719
                                                      --------
TOTAL CASH EQUIVALENT
   (Cost $2,719) ................................        2,719
                                                      --------
TOTAL INVESTMENTS -- 100.0%
   (Cost $133,545) ..............................      173,327
                                                      ========
OTHER ASSETS AND LIABILITIES, NET -- 0.0% .......          (73)
                                                      --------

                             See Accompanying Notes

                                                         STATEMENT OF NET ASSETS
                                                     ARMADA LARGE CAP ULTRA FUND
================================================================================

                                                               NOVEMBER 30, 2001
                                                                     (UNAUDITED)
                                                      --------
                                                        VALUE
                                                        (000)
                                                      --------
NET ASSETS:
Portfolio Shares of Class I
   (unlimited authorization -- no par value)
   based on 13,790,103 outstanding shares of
   beneficial interest ..........................     $107,465
Portfolio Shares of Class A
   (unlimited authorization -- no par value)
   based on 961,306 outstanding shares of
   beneficial interest ..........................       25,102
Portfolio Shares of Class B
   (unlimited authorization -- no par value)
   based on 741,863 outstanding shares of
   beneficial interest ..........................       25,820
Portfolio Shares of Class C
   (unlimited authorization -- no par value)
   based on  30,559 outstanding shares of
   beneficial interest ..........................          355
Accumulated net investment loss .................         (407)
Accumulated net realized loss on investments ....      (24,863)
Net unrealized appreciation on investments ......       39,782
                                                      --------
TOTAL NET ASSETS -- 100.0% ......................     $173,254
                                                      ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS I .............................       $11.22
                                                      ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A ...................       $10.99
                                                      ========
MAXIMUM OFFERING PRICE PER
   SHARE -- CLASS A ($10.99 / 94.50%) ...........       $11.63
                                                      ========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS B ...................       $10.40
                                                      ========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C ...................       $10.46
                                                      ========

--------------------------------------
* NON-INCOME PRODUCING SECURITY.
# SECURITY FULLY OR PARTIALLY ON LOAN.
CL--CLASS

                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA LARGE CAP VALUE FUND
================================================================================

NOVEMBER 30, 2001
(UNAUDITED)

                                       -------------------------
                                         NUMBER OF      VALUE
                                           SHARES       (000)
                                       -------------------------
COMMON STOCK -- 98.7%
BASIC MATERIALS -- 5.2%
  Alcoa ............................      285,500     $ 11,020
  International Paper ..............      207,200        8,278
  Praxair ..........................      162,300        8,589
  Weyerhaeuser .....................      193,000       10,200
                                                      --------
                                                        38,087
                                                      --------
CONSUMER CYCLICALS -- 6.2%
  Johnson Controls# ................      136,300       10,839
  Masco# ...........................      436,600        9,138
  May Department Stores ............      375,500       13,458
  TJX# .............................      317,800       11,978
                                                      --------
                                                        45,413
                                                      --------
CONSUMER NON-CYCLICALS -- 7.1%
  Conagra Foods ....................      333,800        7,667
  Fortune Brands# ..................      289,000       11,349
  General Mills ....................      176,700        8,720
  Kimberly-Clark ...................      118,200        6,876
  Kroger* ..........................      302,200        7,652
  UST ..............................      264,300        9,488
                                                      --------
                                                        51,752
                                                      --------
CONSUMER SERVICES -- 7.1%
  AOL Time Warner*# ................      382,600       13,353
  Clear Channel Communications*# ...      180,400        8,430
  Comcast, Cl A*# ..................      252,600        9,599
  Gannett ..........................      181,700       12,619
  Knight Ridder# ...................      134,000        8,120
                                                      --------
                                                        52,121
                                                      --------
ENERGY -- 12.5%
  Apache# ..........................      151,200        6,954
  ChevronTexaco ....................      304,872       25,917
  Conoco, Cl B .....................      299,000        8,184
  Exxon Mobil ......................      391,700       14,650
  Occidental Petroleum .............      315,400        7,885
  Phillips Petroleum# ..............      180,000       10,013
  Talisman Energy ..................      257,700        9,112
  USX-Marathon Group ...............      293,800        8,050
                                                      --------
                                                        90,765
                                                      --------
FINANCIALS -- 29.4%
  American International Group .....      187,148       15,421
  Bank of America ..................      354,400       21,753
  Chubb ............................      204,500       14,327
  Citigroup ........................      493,800       23,653
  Comerica .........................      221,700       11,387
  FleetBoston Financial# ...........      373,100       13,711
  Freddie Mac ......................      349,100       23,100
  JP Morgan Chase ..................      279,200       10,531
  Lehman Brothers Holdings# ........       99,400        6,575
  Merrill Lynch# ...................      116,400        5,831
  PNC Financial Services Group .....      238,300       13,810
  SouthTrust .......................      251,500        6,154
  St. Paul# ........................      391,700       18,441
  SunTrust Banks# ..................      233,700       14,784
  Wachovia# ........................      478,200       14,800
                                                      --------
                                                       214,278
                                                      --------



                                       -------------------------
                                         NUMBER OF      VALUE
                                           SHARES       (000)
                                       -------------------------
COMMON STOCK -- CONTINUED
HEALTHCARE -- 2.6%
  Tenet Healthcare* ................      313,600     $ 18,816
                                                      --------
INDUSTRIALS -- 5.2%
  Caterpillar# .....................      186,900        8,863
  Cooper Industries ................      208,800        8,530
  Minnesota Mining & Manufacturing .       80,200        9,189
  United Technologies# .............      185,600       11,173
                                                      --------
                                                        37,755
                                                      --------
REAL ESTATE INVESTMENT TRUSTS -- 0.5%
  Duke-Weeks Realty ................      150,000        3,684
                                                      --------
TECHNOLOGY -- 12.3%
  Applied Materials*# ..............      347,200       13,798
  General Dynamics# ................      121,700       10,119
  Hubbell, Cl B# ...................      266,400        7,254
  International Business Machines ..      129,400       14,957
  Lexmark International* ...........      102,200        5,281
  Micron Technology* ...............      267,900        7,276
  Motorola .........................      453,000        7,538
  Northrop Grumman# ................      103,600        9,726
  Textron ..........................      116,100        4,603
  TRW ..............................      228,200        8,904
                                                      --------
                                                        89,456
                                                      --------
TELECOMMUNICATIONS -- 4.3%
  AT&T .............................      181,400        3,173
  BellSouth ........................      269,400       10,372
  Verizon Communications ...........      382,300       17,968
                                                      --------
                                                        31,513
                                                      --------
TRANSPORTATION -- 2.0%
  Union Pacific ....................      262,700       14,462
                                                      --------
UTILITIES -- 4.3%
  Dominion Resources of Virginia ...      212,900       12,444
  Exelon ...........................      210,600        9,395
  XCEL Energy ......................      338,800        9,253
                                                      --------
                                                        31,092
                                                      --------
TOTAL COMMON STOCK
   (Cost $648,982) ..............................      719,194
                                                      --------
CASH EQUIVALENT -- 1.1%
  Fidelity Domestic Money
    Market Fund ....................    8,287,315        8,287
                                                      --------
TOTAL CASH EQUIVALENT
   (Cost $8,287) ................................        8,287
                                                      --------
TOTAL INVESTMENTS -- 99.8%
   (Cost $657,269) ..............................      727,481
                                                      ========
OTHER ASSETS AND LIABILITIES, NET -- 0.2% .......        1,486
                                                      --------

                             See Accompanying Notes

                                                         STATEMENT OF NET ASSETS
                                                     ARMADA LARGE CAP VALUE FUND
================================================================================

                                                               NOVEMBER 30, 2001
                                                                     (UNAUDITED)

                                                      --------
                                                        VALUE
                                                        (000)
                                                      --------
NET ASSETS:
Portfolio Shares of Class I
   (unlimited authorization -- no par value)
   based on 41,982,827 outstanding shares of
   beneficial interest ..........................     $558,317
Portfolio Shares of Class A
   (unlimited authorization -- no par value)
   based on 2,385,841 outstanding shares of
   beneficial interest ..........................       48,706
Portfolio Shares of Class B
   (unlimited authorization -- no par value)
   based on 680,779 outstanding shares of
   beneficial interest ..........................       18,447
Portfolio Shares of Class C
   (unlimited authorization -- no par value)
   based on 16,098 outstanding shares of
   beneficial interest ..........................          255
Undistributed net investment income .............        1,436
Accumulated net realized gain on investments ....       31,594
Net unrealized appreciation on investments ......       70,212
                                                      --------
TOTAL NET ASSETS -- 100.0% ......................     $728,967
                                                      ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS I .............................       $16.18
                                                      ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A ...................       $16.15
                                                      ========
MAXIMUM OFFERING PRICE PER
   SHARE -- CLASS A ($16.15 / 94.50%) ...........       $17.09
                                                      ========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS B ...................       $16.08
                                                      ========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C ...................       $16.05
                                                      ========

-------------------------------------
* NON-INCOME PRODUCING SECURITY
# SECURITY FULLY OR PARTIALLY ON LOAN
CL--CLASS

                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA MID CAP GROWTH FUND
================================================================================

NOVEMBER 30, 2001
(UNAUDITED)

                                       -------------------------
                                         NUMBER OF      VALUE
                                           SHARES       (000)
                                       -------------------------
COMMON STOCK -- 95.3%
COMMERCIAL SERVICES -- 11.6%
  Affiliated ComputerServices, Cl A*       30,000     $  2,801
  Career Education* ................      103,000        3,221
  Concord EFS* .....................       93,200        2,792
  DST Systems* .....................       45,000        2,146
  First Health Group* ..............      171,000        4,113
  Fiserv* ..........................       76,550        2,992
  IMS Health .......................       65,000        1,331
  Sungard Data Systems* ............      123,400        3,463
                                                      --------
                                                        22,859
                                                      --------
CONSUMER CYCLICALS -- 7.4%
  Alberto-Culver, Cl B .............       50,000        2,176
  Barnes & Noble* ..................       49,000        1,514
  CDW Computer Centers* ............       47,400        2,589
  Family Dollar Stores .............       83,200        2,479
  O'Reilly Automotive* .............      111,900        3,742
  Toys `R' Us* .....................       95,000        2,043
                                                      --------
                                                        14,543
                                                      --------
CONSUMER NON-CYCLICALS -- 0.9%
  Constellation Brands, Cl A* ......       48,400        1,834
                                                      --------
CONSUMER SERVICES -- 7.9%
  Adelphia Communications, Cl A*# ..      125,000        3,139
  CEC Entertainment* ...............       89,500        3,329
  International Game Technology* ...       35,300        2,188
  Marriott International, Cl A .....       55,000        2,069
  Royal Caribbean Cruises# .........      110,000        1,706
  Univision Communications, Cl A*# .       85,800        3,055
                                                      --------
                                                        15,486
                                                      --------
ENERGY -- 1.5%
  Apache ...........................       43,500        2,001
  Black Hills ......................       32,500          999
                                                      --------
                                                         3,000
                                                      --------
FINANCIALS -- 4.8%
  Capital One Financial ............       51,900        2,597
  Federated Investors, Cl B ........       47,000        1,382
  Popular ..........................       64,700        1,855
  Progressive of Ohio# .............       17,000        2,491
  Willis Group Holdings ............       45,000        1,066
                                                      --------
                                                         9,391
                                                      --------
HEALTHCARE -- 25.2%
  Allergan# ........................       43,400        3,276
  Andrx Group*# ....................       40,650        3,001
  Anthem* ..........................       11,750          597
  Caremark Rx* .....................      100,000        1,500
  Cytyc*# ..........................      133,200        3,255
  Enzon*# ..........................       35,800        2,098
  Forest Laboratories* .............       75,700        5,360
  Guidant* .........................       76,000        3,710
  Healthsouth* .....................      152,000        2,237
  Idec Pharmaceuticals*# ...........       59,500        4,183
  King Pharmaceuticals*# ...........      158,233        6,304
  Laboratory of America Holdings* ..       43,000        3,307
  Medimmune* .......................       55,700        2,456
  Millennium Pharmaceuticals*# .....       63,000        2,148


                                       -------------------------
                                         NUMBER OF      VALUE
                                           SHARES       (000)
                                       -------------------------

COMMON STOCK -- CONTINUED
HEALTHCARE -- CONTINUED
  Omnicare# ........................      139,900     $  2,991
  OSI Pharmaceuticals* .............       45,100        2,186
  Titan Pharmaceuticals* ...........       96,600          903
                                                      --------
                                                        49,512
                                                      --------
TECHNOLOGY -- 31.6%
  Advanced Micro Devices* ..........       54,000          732
  Altera* ..........................       56,000        1,275
  Apple Computer* ..................       92,300        1,966
  AVX ..............................      147,000        3,058
  Brocade Communications System*# ..       49,700        1,630
  Citrix Systems*# .................      135,400        3,029
  Electronic Arts* .................       28,500        1,723
  Electronics for Imaging* .........      123,000        2,699
  Empresa Bras de Aeronautica, ADR .       69,200        1,280
  Hotel Reservations Network, Cl A*#       53,500        1,852
  Intersil, Cl A*# .................       50,500        1,687
  Jabil Circuit* ...................       83,500        2,196
  KLA-Tencor*# .....................       60,900        3,059
  Lexmark International* ...........       68,700        3,550
  Macrovision* .....................       52,700        1,828
  Mercury Interactive*# ............       56,400        1,737
  Microchip Technology* ............       92,000        3,322
  National Semiconductor* ..........      113,000        3,405
  Novellus Systems* ................       45,900        1,747
  Peoplesoft* ......................       84,300        2,943
  Pixelworks*# .....................      126,300        2,153
  Rational Software*# ..............       55,700        1,061
  Retek* ...........................       87,500        2,498
  Sanmina* .........................       69,200        1,481
  SCI Systems* .....................      117,400        3,364
  Scientific-Atlanta ...............       52,700        1,417
  Tech Data* .......................       94,600        4,334
  Teradyne* ........................       38,000        1,059
                                                      --------
                                                        62,085
                                                      --------
TRANSPORTATION -- 2.8%
  Skywest ..........................      120,000        2,797
  Southwest Airlines ...............      142,000        2,662
                                                      --------
                                                         5,459
                                                      --------
UTILITIES -- 1.6%
  Calpine*# ........................       45,500          981
  Mirant* ..........................       90,000        2,197
                                                      --------
                                                         3,178
                                                      --------
TOTAL COMMON STOCK
   (Cost $185,004) ..............................      187,347
                                                      --------
CASH EQUIVALENT -- 3.5%
  Goldman Sachs Financial Square
    Prime Obligation Money Market Fund  6,926,512        6,927
                                                      --------
TOTAL CASH EQUIVALENT
   (Cost $6,927) ................................        6,927
                                                      --------
TOTAL INVESTMENTS -- 98.8%
   (Cost $191,931) ..............................      194,274
                                                      ========
OTHER ASSETS AND LIABILITIES, NET -- 1.2% ........       2,269
                                                      --------


                             See Accompanying Notes

                                                         STATEMENT OF NET ASSETS
                                                      ARMADA MID CAP GROWTH FUND
================================================================================

                                                               NOVEMBER 30, 2001
                                                                     (UNAUDITED)

                                                      --------
                                                        VALUE
                                                        (000)
                                                      --------
NET ASSETS:
Portfolio Shares of Class I
   (unlimited authorization -- no par value)
   based on 23,391,912 outstanding shares of
   beneficial interest ..........................     $135,348
Portfolio Shares of Class A
   (unlimited authorization -- no par value)
   based on 3,390,168 outstanding shares of
   beneficial interest ..........................       73,230
Portfolio Shares of Class B
   (unlimited authorization -- no par value)
   based on 1,573,140 outstanding shares of
   beneficial interest ..........................       37,134
Portfolio Shares of Class C (unlimited
   authorization-- no par value)
   based on 39,180 outstanding
   shares of beneficial interest ................          279
Accumulated net investment loss .................       (1,062)
Accumualted net realized loss on investments ....      (50,729)
Net unrealized appreciation on investments ......        2,343
                                                      --------
TOTAL NET ASSETS-- 100.0% .......................     $196,543
                                                      ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS I .............................        $7.03
                                                      ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A ...................        $6.78
                                                      ========
MAXIMUM OFFERING PRICE PER
   SHARE -- CLASS A ($6.78 / 94.50%) ............        $7.17
                                                      ========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS B ...................        $5.67
                                                      ========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C ...................        $5.75
                                                      ========

-------------------------------------
* NON-INCOME PRODUCING SECURITY
# SECURITY FULLY OR PARTIALLY ON LOAN
ADR--AMERICAN DEPOSITORY RECEIPT
CL--CLASS
PLC--PUBLIC LIABILITY COMPANY

                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA SMALL CAP GROWTH FUND
================================================================================

NOVEMBER 30, 2001
(UNAUDITED)

                                       -------------------------
                                         NUMBER OF      VALUE
                                           SHARES       (000)
                                       -------------------------
COMMON STOCK -- 92.8%
COMMERCIAL SERVICES -- 5.0%
  Barra* .............................     55,000     $  2,568
  Career Education* ..................     80,000        2,502
  Corinthian Colleges*# ..............    100,000        3,468
  Corporate Executive Board*# ........    116,000        3,860
  Fair Isaac# ........................     30,200        1,786
  Talx# ..............................     99,850        2,138
                                                      --------
                                                        16,322
                                                      --------
CONSUMER CYCLICALS -- 15.6%
  99 Cents Only Stores* ..............     88,500        3,408
  Alloy*# ............................    260,000        4,290
  American Woodmark ..................     90,000        3,983
  Cost Plus of California* ...........    118,900        2,440
  Direct Focus*# .....................    120,000        3,356
  Elcor ..............................    198,200        4,898
  Hughes Supply ......................    190,000        5,102
  Insight Enterprises* ...............    205,000        4,069
  Movie Gallery*# ....................    285,000        7,119
  O'Reilly Automotive* ...............    115,000        3,846
  Pier 1 Imports .....................    225,000        3,254
  Recoton* ...........................    112,500        1,508
  Too* ...............................    120,000        3,524
                                                      --------
                                                        50,797
                                                      --------
CONSUMER NON-CYCLICALS -- 3.1%
  American Italian Pasta, Cl A* ......    100,000        3,710
  Whole Foods Market*# ...............     75,100        3,223
  Wild Oats Markets*# ................    323,000        3,056
                                                      --------
                                                         9,989
                                                      --------
CONSUMER SERVICES -- 8.0%
  Alliance Gaming*# ..................    100,000        2,636
  Buca*# .............................    257,000        3,742
  Entercom Communications* ...........     75,000        3,317
  O'Charleys* ........................    177,100        3,402
  Panera Bread, Cl A*# ...............     85,000        4,403
  Penn National Gaming* ..............    225,000        5,753
  PLATO Learning*# ...................    195,666        2,737
                                                      --------
                                                        25,990
                                                      --------
ENERGY -- 1.9%
  Black Hills ........................     75,650        2,326
  CAL Dive International* ............     84,000        1,796
  Veritas DGC*# ......................    125,000        1,981
                                                      --------
                                                         6,103
                                                      --------
FINANCIALS -- 4.9%
  Flagstar Bancorp ...................     53,800        1,183
  R&G Financial, Cl B ................    190,000        3,325
  Mercury General ....................    106,000        4,637
  UCBH Holdings ......................    113,000        3,163
  W.R. Berkley# ......................     70,500        3,772
                                                      --------
                                                        16,080
                                                      --------
HEALTHCARE -- 26.2%
  Acambis, ADR# ......................    100,000        4,422
  American Healthways*# ..............    163,000        5,395
  Amerigroup*# .......................    230,000        4,163
  Bioreliance* .......................    110,000        2,959



                                       -------------------------
                                         NUMBER OF      VALUE
                                           SHARES       (000)
                                       -------------------------
COMMON STOCK -- CONTINUED
HEALTHCARE -- CONTINUED
  Cardiodynamics International* ......     93,500     $    681
  Cytyc*# ............................    255,000        6,232
  Dianon Systems* ....................    106,000        5,130
  Genta*# ............................    354,000        5,668
  Integra LifeSciences Holdings* .....    200,000        5,414
  Isis Pharmaceuticals*# .............    165,000        3,754
  KOS Pharmaceuticals*# ..............    115,000        3,628
  Manor Care* ........................    132,500        3,094
  OSI Pharmaceuticals* ...............     35,000        1,697
  Pharmaceutical Resources*# .........    125,000        4,312
  Regeneration Technologies* .........    318,900        3,352
  Respironics* .......................    105,000        3,317
  Rightchoice Managed Care* ..........     75,500        5,259
  SICOR* .............................    270,000        4,558
  Taro Pharmaceuticals Industries* ...    141,700        5,118
  Theragenics* .......................    425,000        3,761
  Urologix*# .........................    218,000        3,468
                                                      --------
                                                        85,382
                                                      --------
INDUSTRIALS -- 0.9%
  Brooks Automation*# ................     80,900        2,973
                                                      --------
TECHNOLOGY -- 19.6%
  Activision*# .......................    150,750        3,746
  Advent Software*# ..................     66,000        3,301
  Applied Films*# ....................    135,000        3,908
  ASM International* .................    165,000        2,444
  ATI Technologies* ..................    214,000        2,622
  Echelon*# ..........................    160,000        2,272
  EPIQ Systems*# .....................    135,000        3,950
  Genesis Microchip*# ................    140,000        7,970
  Mercury Computer Systems* ..........     95,000        4,385
  MKS Instruments* ...................     70,000        1,569
  OAK Technology* ....................    455,000        5,296
  Pixelworks* ........................    220,000        3,751
  Plexus* ............................     98,000        2,955
  Proxim* ............................    300,000        3,300
  SonicWall* .........................    169,000        2,876
  Spectralink*# ......................    260,300        4,331
  Therma-Wave* .......................    230,000        2,548
  Zoran* .............................     75,000        2,606
                                                      --------
                                                        63,830
                                                      --------
TELECOMMUNICATIONS -- 2.4%
  AirGate PCS*# ......................     90,000        4,725
  Lantronix* .........................    370,000        2,128
  Metro One Telecommunications*# .....     30,000        1,031
                                                      --------
                                                         7,884
                                                      --------
TRANSPORTATION -- 5.2%
  ACLN*# .............................     46,000        1,518
  Atlantic Coast Airlines Holdings* ..    144,800        2,997
  C H Robinson Worldwide# ............    128,000        3,557
  Skywest ............................    211,200        4,923
  USFreightways# .....................    120,000        4,082
                                                      --------
                                                        17,077
                                                      --------
TOTAL COMMON STOCK
   (Cost $272,589) ..............................      302,427
                                                      --------


                             See Accompanying Notes

                                                         STATEMENT OF NET ASSETS
                                                    ARMADA SMALL CAP GROWTH FUND
================================================================================

                                                               NOVEMBER 30, 2001
                                                                     (UNAUDITED)

                          -------------------------------------
                                          NUMBER OF     VALUE
                            MATURITY  SHARES/PAR (000)  (000)
                          -------------------------------------
CASH EQUIVALENT -- 3.6%
  Goldman Sachs Financial Square Prime
    Obligation Money Market Fund ..... 11,634,600     $ 11,635
                                                      --------
TOTAL CASH EQUIVALENT
   (Cost $11,635) ...............................       11,635
                                                      --------
REPURCHASE AGREEMENT -- 3.4%
  Morgan Stanley Dean Witter,
    2.030% (dated 11/30/01, matures
    12/03/01, repurchase price
    $11,001,861; collateralized by
    FNMA obligation: total
    value $11,275,209) ..... 12/03/01     $11,000       11,000
                                                      --------
TOTAL REPURCHASE AGREEMENT
   (Cost $11,000) ...............................       11,000
                                                      --------
TOTAL INVESTMENTS -- 99.8%
   (Cost $295,224) ..............................      325,062
                                                      ========
OTHER ASSETS AND LIABILITIES, NET -- 0.2% .......          667
                                                      --------
NET ASSETS:
Portfolio Shares of Class I
   (unlimited authorization -- no par value)
   based on 27,529,440 outstanding shares of
   beneficial interest ..........................      289,791
Portfolio Shares of Class A
   (unlimited authorization -- no par value)
   based on 2,581,414 outstanding shares of
   beneficial interest ..........................       29,049
Portfolio Shares of Class B
   (unlimited authorization -- no par value)
   based on 1,077,478 outstanding
   shares of beneficial interest ................       24,117
Portfolio Shares of Class C (unlimited
   authorization -- no par value)
   based on 41,527 outstanding
   shares of beneficial interest ................          489
Accumulated net investment loss .................       (1,532)
Accumulated net realized loss on investments
   and futures ..................................      (47,200)
Net unrealized appreciation on investments
   and futures ..................................       31,015
                                                      --------
TOTAL NET ASSETS -- 100.0% ......................     $325,729
                                                      ========

                                                      --------
                                                        VALUE
                                                        (000)
                                                      --------
NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER
SHARE -- CLASS I ................................       $10.45
                                                      ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A ...................       $10.34
                                                      ========
MAXIMUM OFFERING PRICE PER
   SHARE -- CLASS A ($10.34 / 94.50%) ...........       $10.94
                                                      ========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS B ...................       $10.05
                                                      ========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C ...................       $10.07
                                                      ========

-------------------------------------
* NON-INCOME PRODUCING SECURITY
# SECURITY FULLY OR PARTIALLY ON LOAN
ADR--AMERICAN DEPOSITORY RECEIPT
CL--CLASS
FNMA--FEDERAL NATIONAL MORTGAGE ASSOCIATION
PLC--PUBLIC LIABILITY COMPANY

                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA SMALL CAP VALUE FUND
================================================================================

NOVEMBER 30, 2001
(UNAUDITED)

                                       -------------------------
                                         NUMBER OF      VALUE
                                           SHARES       (000)
                                       -------------------------
COMMON STOCK -- 91.4%
BASIC MATERIALS -- 8.6%
  Albemarle ..........................    127,700     $  2,844
  Arch Coal ..........................    305,700        6,111
  Centex Construction Products .......    108,200        3,219
  Chemfirst ..........................    171,600        4,039
  Crompton ...........................    397,100        3,177
  Cytec Industries* ..................    133,700        3,421
  Millennium Chemicals ...............    269,200        3,160
  Minerals Technologies ..............    121,400        5,427
  Packaging Corporation of America* ..    382,400        6,692
  Rayonier ...........................    142,300        6,507
  Sappi, ADR*# .......................    814,600        8,325
  Solutia ............................    246,500        3,421
                                                      --------
                                                        56,343
                                                      --------
COMMERCIAL SERVICES -- 3.4%
  E.piphany*# ........................    455,300        3,410
  Mentor Graphics* ...................    193,200        4,380
  Modis Professional Services* .......    580,500        3,338
  Rent-Way* ..........................    456,425        2,853
  Ryder System .......................    232,100        4,758
  Spherion* ..........................    401,800        3,596
                                                      --------
                                                        22,335
                                                      --------
CONSUMER CYCLICALS -- 9.5%
  Anntaylor Stores* ..................    154,000        4,200
  BorgWarner .........................     96,000        4,416
  Charming Shoppes*# .................  1,034,900        5,112
  Foot Locker* .......................    252,700        4,079
  Furniture Brands International* ....    293,000        7,691
  Haverty Furniture ..................    282,600        4,310
  Lafarge ............................    187,200        6,857
  Lear*# .............................    117,100        4,186
  Pathmark Stores* ...................    225,260        5,451
  Pioneer Standard Electronics# ......    476,300        5,373
  Reebok International*# .............    181,500        4,222
  Wolverine World Wide ...............    469,400        7,036
                                                      --------
                                                        62,933
                                                      --------
CONSUMER NON-CYCLICALS -- 0.9%
  Performance Food Group* ............    170,600        5,800
                                                      --------
CONSUMER SERVICES -- 8.6%
  Argosy Gaming*# ....................    216,600        7,105
  Belo, Cl A .........................    433,800        7,756
  Brunswick# .........................    221,000        4,354
  Dillard's, Cl A ....................    504,500        8,350
  Emmis Communications, Cl A* ........    199,100        3,301
  M T R Gaming Group*# ...............    385,250        5,224
  Rare Hospitality International*# ...    200,600        3,942
  Royal Caribbean Cruises# ...........    147,800        2,292
  Ruby Tuesday .......................    306,300        5,973
  Sinclair Broadcast Group, Cl A* ....    601,600        4,759
  Six Flags* .........................    255,000        3,652
                                                      --------
                                                        56,708
                                                      --------
ENERGY -- 1.8%
  Chesapeake Energy* .................    402,000        2,573
  Helmerich & Payne ..................     92,000        2,592
  Newfield Exploration* ..............    102,800        3,177
  Pioneer Natural Resources* .........    222,692        3,730
                                                      --------
                                                        12,072
                                                      --------


                                       -------------------------
                                         NUMBER OF      VALUE
                                           SHARES       (000)
                                       -------------------------
COMMON STOCK -- CONTINUED
FINANCIALS -- 15.3%
  Affiliated Managers Group*# ........    136,200     $  9,241
  Astoria Financial ..................    102,150        5,074
  Bay View Capital* ..................    464,100        3,383
  Everest Re Group ...................     79,100        5,652
  First Federal Capital ..............    191,000        2,838
  First Midwest Bancorp ..............    162,600        5,457
  FPIC Insurance Group*# .............    521,200        7,219
  Fulton Financial ...................    221,850        4,745
  Greater Bay Bancorp# ...............    144,000        3,476
  Harleysville Group .................    149,500        3,622
  IndyMac Bancorp* ...................    172,100        3,905
  Irwin Financial# ...................    135,100        2,236
  MAF Bancorp ........................     89,400        2,595
  PFF Bancorp ........................    194,700        5,241
  Phoenix* ...........................    375,350        5,953
  Provident Financial Group ..........    130,600        2,962
  Sky Financial Group ................    306,600        5,997
  Triad Guaranty* ....................    153,900        5,411
  Trustmark ..........................    256,200        6,182
  Washington Federal .................    221,020        5,430
  Whitney Holding ....................     96,100        4,063
                                                      --------
                                                       100,682
                                                      --------
HEALTHCARE -- 4.4%
  Beverly Enterprises*# ..............    830,908        7,561
  Cambrex ............................     80,800        3,142
  Cooper .............................    102,067        4,501
  First Health Group* ................    111,300        2,677
  Health Net* ........................    296,400        5,928
  Owens & Minor ......................    266,800        5,016
                                                      --------
                                                        28,825
                                                      --------
INDUSTRIALS -- 10.1%
  Agco ...............................    592,600        8,267
  Astec Industries* ..................    189,100        2,619
  Brooks Automation*# ................    167,000        6,137
  Casella Waste Systems, Cl A* .......    420,400        5,373
  JLG Industries .....................     80,025          764
  Kadant* ............................    142,100        1,957
  Kennametal .........................    162,300        6,477
  Tecumseh Products, Cl A ............    146,700        6,841
  Timken .............................    401,600        5,695
  Ucar International* ................  1,158,900       10,256
  Unova*# ............................    855,100        4,130
  York International .................    210,000        7,665
                                                      --------
                                                        66,181
                                                      --------
REAL ESTATE -- 0.4%
  Forest City Enterprises, Cl A ......     71,120        2,429
                                                      --------
REAL ESTATE INVESTMENT TRUSTS -- 8.3%
  Alexandria Real Estate Equities ....    113,300        4,700
  Arden Realty .......................    297,100        7,650
  Developers Diversified Realty# .....    377,400        7,152
  First Industrial Realty Trust ......    158,600        4,861
  Gables Residential Trust ...........    228,600        6,721
  General Growth Properties ..........    163,000        6,479
  Great Lakes Reit ...................    158,900        2,527
  Highwoods Properties ...............    263,600        6,695
  Summit Properties ..................    322,097        7,650
                                                      --------
                                                        54,435
                                                      --------


                             See Accompanying Notes

                                                         STATEMENT OF NET ASSETS
                                                     ARMADA SMALL CAP VALUE FUND
================================================================================

                                                               NOVEMBER 30, 2001
                                                                     (UNAUDITED)

                                       -------------------------
                                         NUMBER OF      VALUE
                                           SHARES       (000)
                                       -------------------------
COMMON STOCK -- CONTINUED
TECHNOLOGY -- 8.8%
  Artesyn Technologies* ..............    519,235     $  4,102
  Entegris* ..........................    494,500        4,920
  Fairchild Semiconductor
   International, Cl A*# .............    404,046        9,899
  Filenet* ...........................    363,200        6,076
  Hyperion Solutions* ................    469,600        8,988
  Kulicke & Soffa Industries*# .......    413,300        6,493
  OAK Technology* ....................    335,600        3,906
  Photronics*# .......................    237,310        6,303
  Read-Rite* .........................    589,800        3,952
  Verity* ............................    209,800        3,166
                                                      --------
                                                        57,805
                                                      --------
TRANSPORTATION -- 5.1%
  Alexander & Baldwin ................    246,200        5,921
  Arkansas Best* .....................    364,000        8,889
  Atlas Air Worldwide Holdings*# .....    196,400        3,058
  Genesee & Wyoming, Cl A* ...........     79,800        2,382
  Stelmar Shipping* ..................    238,429        3,052
  Wabtec .............................    289,500        3,474
  Yellow* ............................    263,800        6,450
                                                      --------
                                                        33,226
                                                      --------
UTILITIES -- 6.2%
  Allete .............................    330,600        7,822
  El Paso Electric* ..................    485,700        6,659
  Equitable Resources ................    243,800        7,926
  Hawaiian Electric Industries .......    187,500        7,013
  MDU Resources Group ................    239,300        5,877
  Peoples Energy .....................    137,100        5,267
                                                      --------
                                                        40,564
                                                      --------
TOTAL COMMON STOCK
   (Cost $523,040) ..............................      600,338
                                                      --------
CASH EQUIVALENT -- 3.8%
  Fidelity Domestic Money
    Market Fund ...................... 25,294,296       25,294
                                                      --------
TOTAL CASH EQUIVALENT
   (Cost $25,294) ...............................       25,294
                                                      --------
REPURCHASE AGREEMENT -- 6.9%
  Morgan Stanley Dean Witter
    2.030% (dated 11/30/01, matures
    12/03/01, repurchase price
    $45,007,613;  collateralized by
    FNMA obligation: total
    value $46,120,099) ...............    $45,000       45,000
                                                      --------
TOTAL REPURCHASE AGREEMENT
   (Cost $45,000) ...............................       45,000
                                                      --------
TOTAL INVESTMENTS -- 102.1%
   (Cost $593,334) ..............................      670,632
                                                      ========
OTHER ASSETS AND LIABILITIES, NET -- (2.1%) .....      (13,787)
                                                      --------

                                                      --------
                                                        VALUE
                                                        (000)
                                                      --------
NET ASSETS:
Portfolio Shares of Class I (unlimited
   authorization -- no par value)
   based on 32,799,091 outstanding
   shares of beneficial interest ................     $488,852
Portfolio Shares of Class A (unlimited
   authorization -- no par value)
   based on 768,911 outstanding
   shares of beneficial interest ................       10,832
Portfolio Shares of Class B (unlimited
   authorization -- no par value)
   based on 164,157 outstanding shares
   of beneficial interest .......................        2,713
Portfolio Shares of Class (unlimited
   authorization -- no par value)
   based on 59,018 outstanding
   shares of beneficial interest ................        1,049
Undistributed net investment income .............        4,392
Accumulated net realized gain on investments
   and futures ..................................       67,013
Net unrealized appreciation on investments
   and futures ..................................       81,994
                                                      --------
TOTAL NET ASSETS -- 100.0% ......................     $656,845
                                                      ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS I                                     $19.46
                                                      ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A                           $18.92
                                                      ========
MAXIMUM OFFERING PRICE PER
   SHARE -- CLASS A ($18.92 / 94.50%)                   $20.02
                                                      ========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS B                           $18.63
                                                      ========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C                           $18.62
                                                      ========

-------------------------------------------
* NON-INCOME PRODUCING SECURITY.
# SECURITY FULLY OR PARTIALLY ON LOAN.
ADR--AMERICAN DEPOSITORY RECEIPT
CL--CLASS
FNMA--FEDERAL NATIONAL MORTGAGE ASSOCIATION

                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA TAX MANAGED EQUITY FUND
================================================================================

NOVEMBER 30, 2001
(UNAUDITED)

                                       -------------------------
                                         NUMBER OF      VALUE
                                           SHARES       (000)
                                       -------------------------
COMMON STOCK -- 98.5%
BASIC MATERIALS -- 0.2%
  Air Products & Chemicals ..........       8,000     $    366
                                                      --------
COMMERCIAL SERVICES -- 6.0%
  Automatic Data Processing .........     188,000       10,426
  Omnicom Group .....................      39,000        3,349
                                                      --------
                                                        13,775
                                                      --------
CONSUMER CYCLICALS -- 8.0%
  Home Depot ........................     274,500       12,808
  Staples*# .........................      38,250          673
  Wal-Mart Stores ...................      89,000        4,908
                                                      --------
                                                        18,389
                                                      --------
CONSUMER NON-CYCLICALS -- 7.0%
  Anheuser-Busch ....................      10,000          431
  Coca-Cola .........................      40,300        1,892
  PepsiCo ...........................     206,500       10,042
  Procter & Gamble ..................      47,000        3,641
                                                      --------
                                                        16,006
                                                      --------
CONSUMER SERVICES -- 7.9%
  AOL Time Warner* ..................      48,000        1,675
  Harley-Davidson# ..................     235,200       12,367
  McDonald's ........................      64,000        1,718
  Walt Disney .......................     118,500        2,426
                                                      --------
                                                        18,186
                                                      --------
ENERGY -- 5.9%
  BP, ADR ...........................      87,868        3,881
  Exxon Mobil .......................     123,402        4,615
  Royal Dutch Petroleum, ADR ........      52,400        2,533
  Schlumberger ......................      50,000        2,400
  Transocean Sedco Forex ............       8,712          247
                                                      --------
                                                        13,676
                                                      --------
FINANCIALS -- 17.9%
  American International Group ......     187,182       15,424
  Berkshire Hathaway, Cl A* .........          47        3,290
  Chubb .............................      30,000        2,102
  Fannie Mae ........................       9,000          707
  Northern Trust# ...................      32,000        1,851
  State Street ......................     178,000        9,317
  Wachovia ..........................      71,200        2,204
  Wells Fargo .......................     148,000        6,334
                                                      --------
                                                        41,229
                                                      --------
HEALTHCARE -- 20.4%
  Abbott Laboratories ...............     190,000       10,450
  American Home Products ............      10,000          601
  Bristol-Myers Squibb ..............     152,880        8,219
  Johnson & Johnson .................      25,500        1,485
  Medtronic .........................      14,400          681
  Merck .............................      96,000        6,504
  Pfizer ............................     276,000       11,954
  Schering-Plough ...................     184,400        6,589
  Zimmer Holdings* ..................      15,288          493
                                                      --------
                                                        46,976
                                                      --------

                                       -------------------------
                                         NUMBER OF      VALUE
                                           SHARES       (000)
                                       -------------------------
COMMON STOCK -- CONTINUED
INDUSTRIALS -- 7.4%
  Emerson Electric ..................      70,200     $  3,795
  General Electric ..................     293,700       11,307
  Minnesota Mining & Manufacturing ..      17,600        2,017
                                                      --------
                                                        17,119
                                                      --------
TECHNOLOGY -- 14.7%
  Agilent Technologies* .............      26,692          728
  Cisco Systems* ....................     105,900        2,165
  Hewlett-Packard ...................     140,000        3,079
  Intel .............................     326,000       10,647
  Microsoft* ........................      60,600        3,891
  Motorola ..........................      90,000        1,498
  Pitney Bowes ......................     153,000        6,346
  Qualcomm*# ........................      32,000        1,879
  Sun Microsystems* .................     112,000        1,595
  Texas Instruments .................      64,000        2,051
                                                      --------
                                                        33,879
                                                      --------
TELECOMMUNICATIONS -- 2.9%
  BellSouth .........................      89,000        3,426
  Qwest Communications International       42,887          510
  SBC Communications ................      59,795        2,235
  Vodafone Group, ADR ...............      20,000          507
                                                      --------
                                                         6,678
                                                      --------
TRANSPORTATION -- 0.2%
  Southwest Airlines ................      27,000          506
                                                      --------
TOTAL COMMON STOCK
   (Cost $40,639) ...............................      226,785
                                                      --------
CASH EQUIVALENT -- 1.4%
  Fidelity Domestic
   Money Market Fund ................   3,212,756        3,213
                                                      --------
TOTAL CASH EQUIVALENT
   (Cost $3,213) ................................        3,213
                                                      --------
TOTAL INVESTMENTS -- 99.9%
   (Cost $43,852) ...............................      229,998
                                                      ========
OTHER ASSETS AND LIABILITIES, NET -- 0.1% .......          211
                                                      --------

                             See Accompanying Notes

                                                         STATEMENT OF NET ASSETS
                                                  ARMADA TAX MANAGED EQUITY FUND
================================================================================

                                                               NOVEMBER 30, 2001
                                                                     (UNAUDITED)

                                                      --------
                                                        VALUE
                                                        (000)
                                                      --------
NET ASSETS:
Portfolio Shares of Class I (unlimited
   authorization -- no par value)
   based on 16,702,968 outstanding
   shares of beneficial interest ................     $ 13,896
Portfolio Shares of Class A (unlimited
   authorization -- no par value)
   based on 1,482,628 outstanding
   shares of beneficial interest ................       18,629
Portfolio Shares of Class B (unlimited
   authorization -- no par value)
   based on 875,898 outstanding
   shares of beneficial interest ................       11,025
Portfolio Shares of Class C (unlimited
   authorization -- no par value)
   based on 84,414 outstanding
   shares of beneficial interest ................        1,126
Undistributed net investment income .............           47
Accumulated net realized loss on investments ....         (660)
Net unrealized appreciation on investments ......      186,146
                                                      --------
TOTAL NET ASSETS -- 100.0% ......................     $230,209
                                                      ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS I .............................       $12.04
                                                      ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A ...................       $12.05
                                                      ========
MAXIMUM OFFERING PRICE PER
   SHARE -- CLASS A ($12.05 / 94.50%) ...........       $12.75
                                                      ========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS B ...................       $11.78
                                                      ========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C ...................       $11.75
                                                      ========

-------------------------------------
* NON-INCOME PRODUCING SECURITY.
# SECURITY FULLY OR PARTIALLY ON LOAN
ADR--AMERICAN DEPOSITORY RECEIPT
CL--CLASS

                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA AGGRESSIVE ALLOCATION FUND
================================================================================

NOVEMBER 30, 2001
(UNAUDITED)

                                       -------------------------
                                         NUMBER OF      VALUE
                                           SHARES       (000)
                                       -------------------------
EQUITY FUNDS -- 75.8%
  Armada International Equity Fund,
   Class I ..........................      58,681       $  550
  Armada Large Cap Ultra Fund,
   Class I ..........................      76,556          859
  Armada Large Cap Value Fund,
   Class I ..........................      62,850        1,016
  Armada Small Cap Growth Fund,
   Class I ..........................      80,785          844
  Armada Small Cap Value Fund,
   Class I ..........................      36,326          707
                                                      --------
TOTAL EQUITY FUNDS
   (Cost $4,098) ................................        3,976
                                                      --------
FIXED INCOME FUND -- 23.7%
  Armada Bond Fund,
   Class I ..........................     125,493        1,240
                                                      --------
TOTAL FIXED INCOME FUND
   (Cost $1,230) ................................        1,240
                                                      --------
MONEY MARKET FUND -- 0.3%
  Armada Money Market Fund,
    Class I .........................      13,550           14
                                                      --------
TOTAL MONEY MARKET FUND
   (Cost $14) ...................................           14
                                                      --------
TOTAL INVESTMENTS -- 99.8%
   (Cost $5,342) ................................        5,230
                                                      ========
OTHER ASSETS AND LIABILITIES, NET -- 0.2% .......           12
                                                      --------
NET ASSETS:
Portfolio Shares of Class I
   (unlimited authorization -- no par value)
   based on 286,216 outstanding shares of
   beneficial interest ..........................        2,846
Portfolio Shares of Class A
   (unlimited authorization -- no par value)
   based on 266,203 outstanding shares of
   beneficial interest ..........................        2,650
Portfolio Shares of Class B
   (unlimited authorization -- no par value)
   based on 4,112 outstanding shares of
   beneficial interest ..........................           38
Portfolio Shares of Class C
   (unlimited authorization -- no par value)
   based on 5,623 outstanding shares of
   beneficial interest ..........................           51
Undistributed net investment income .............            4
Accumulated net realized loss on investments ....         (235)
Net unrealized depreciation on investments ......         (112)
                                                      --------
TOTAL NET ASSETS -- 100.0% ......................       $5,242
                                                      ========

                                                      --------
                                                        VALUE
                                                        (000)
                                                      --------
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS I .............................        $9.33
                                                      ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A ...................        $9.32
                                                      ========
MAXIMUM OFFERING PRICE PER
   SHARE -- CLASS A ($9.32 / 95.25%) ............        $9.78
                                                      ========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS B ...................        $9.30
                                                      ========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C ...................        $9.31
                                                      ========


                             See Accompanying Notes

                                                         STATEMENT OF NET ASSETS
                                                 ARMADA BALANCED ALLOCATION FUND
================================================================================

                                                               NOVEMBER 30, 2001
                                                                     (UNAUDITED)

                                       -------------------------
                                         NUMBER OF      VALUE
                                           SHARES       (000)
                                       -------------------------
COMMON STOCK -- 50.8%
BASIC MATERIALS -- 1.9%
  Albemarle ...........................     3,500     $     78
  Alcoa ...............................    10,800          417
  Arch Coal ...........................     7,800          156
  Centex Construction Products ........     2,600           77
  Chemfirst ...........................     6,100          144
  Crompton ............................     9,000           72
  Cytec Industries* ...................     3,900          100
  Elcor ...............................    15,800          390
  International Paper .................     8,200          328
  Millennium Chemicals ................     5,800           68
  Minerals Technologies ...............     4,200          188
  Packaging Corporation of America* ...    10,700          187
  Praxair .............................     6,300          333
  Rayonier ............................     5,100          233
  Sappi, ADR ..........................    28,600          292
  Solutia .............................     7,150           99
  Weyerhaeuser ........................     9,000          476
                                                      --------
                                                         3,638
                                                      --------
COMMERCIAL SERVICES -- 1.5%
  Automatic Data Processing ...........     6,800          377
  Concord EFS* ........................    11,800          354
  Corporate Executive Board* ..........     9,200          306
  EPIQ Systems*# ......................    10,700          313
  E.piphany* ..........................    10,400           78
  Fair Isaac# .........................     2,400          142
  First Data ..........................     5,500          403
  Mentor Graphics* ....................     4,200           95
  Modis Professional Services* ........     9,000           52
  Rent-Way* ...........................    12,900           81
  Ryder System ........................     5,900          121
  Spherion* ...........................     8,100           72
  Sungard Data Systems* ...............    14,000          393
                                                      --------
                                                         2,787
                                                      --------
CONSUMER CYCLICALS -- 4.8%
  99 Cents Only Stores* ...............     7,000          269
  Alloy*# .............................    20,700          342
  American Woodmark ...................     7,200          319
  Anntaylor Stores* ...................     3,500           95
  BorgWarner ..........................     2,700          124
  Charming Shoppes*# ..................    34,900          172
  Cost Plus of California* ............     9,500          195
  CVS .................................     5,200          140
  Dillard's, Cl A .....................    15,400          255
  Direct Focus*# ......................     9,550          267
  Foot Locker* ........................     8,600          139
  Furniture Brands International* .....     8,700          228
  Haverty Furniture ...................     7,900          120
  Home Depot ..........................    10,000          467
  Insight Enterprises* ................    16,300          324
  JC Penney ...........................    10,100          256
  Johnson Controls ....................     5,400          429
  Lafarge .............................     6,500          238
  Lear*# ..............................     2,400           86
  Lowe's ..............................     6,600          299
  Masco# ..............................    17,500          366
  May Department Stores ...............    15,100          541
  Movie Gallery*# .....................    22,700          567
  O'Reilly Automotive* ................     9,100          304


                                       -------------------------
                                         NUMBER OF      VALUE
                                           SHARES       (000)
                                       -------------------------
COMMON STOCK -- CONTINUED
CONSUMER CYCLICALS -- CONTINUED
  Pier 1 Imports ......................    17,900     $    259
  Reebok International ................     4,500          105
  School Specialty* ...................     2,250           57
  Target ..............................     7,300          274
  TJX# ................................    12,500          471
  Too* ................................     9,500          279
  Wal-Mart Stores .....................    13,100          722
  Wolverine World Wide ................    18,900          283
                                                      --------
                                                         8,992
                                                      --------
CONSUMER NON-CYCLICALS -- 2.7%
  American Italian Pasta, Cl A* .......     8,000          297
  Avon Products .......................     5,100          243
  Buca*# ..............................    20,400          297
  Conagra Foods .......................    13,400          308
  Fortune Brands ......................    11,700          459
  General Mills .......................     7,300          360
  Kimberly-Clark ......................     4,700          273
  Kroger* .............................    20,500          519
  O'Charleys* .........................    14,100          271
  Panera Bread, Cl A*# ................     6,800          352
  Pathmark Stores* ....................     4,900          119
  PepsiCo .............................     9,000          438
  Performance Food Group* .............     4,900          167
  UST .................................    10,700          384
  Whole Foods Market*# ................     6,000          257
  Wild Oats Markets*# .................    24,400          231
                                                      --------
                                                         4,975
                                                      --------
CONSUMER SERVICES -- 2.7%
  Alliance Gaming*# ...................     8,000          211
  AOL Time Warner* ....................    22,000          768
  Argosy Gaming*# .....................     8,500          279
  Belo, Cl A ..........................    14,700          263
  Brunswick# ..........................     6,500          128
  Clear Channel Communications* .......     7,300          341
  Comcast, Cl A* ......................    16,500          627
  Emmis Communications, Cl A* .........     3,800           63
  Entercom Communications* ............     6,000          265
  Gannett .............................     7,200          500
  Knight Ridder .......................     6,200          376
  M T R Gaming Group*# ................    16,050          218
  Penn National Gaming* ...............    17,900          458
  Rare Hospitality International*# ....     5,400          106
  Royal Caribbean Cruises# ............     6,400           99
  Ruby Tuesday ........................    10,400          203
  Sinclair Broadcast Group, Cl A* .....    17,000          134
  Six Flags* ..........................     7,600          109
                                                      --------
                                                         5,148
                                                      --------
ENERGY -- 2.1%
  Apache# .............................     6,100          281
  CAL Dive International* .............     6,700          143
  Chesapeake Energy* ..................    14,900           95
  ChevronTexaco .......................    12,253        1,042
  Conoco ..............................    11,900          326
  Exxon Mobil .........................    15,700          587
  Helmerich & Payne ...................     4,600          130
  Newfield Exploration* ...............     2,400           74
  Occidental Petroleum ................    12,600          315


                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA BALANCED ALLOCATION FUND
================================================================================

NOVEMBER 30, 2001
(UNAUDITED)

                                       -------------------------
                                         NUMBER OF      VALUE
                                           SHARES       (000)
                                       -------------------------
COMMON STOCK -- CONTINUED
ENERGY -- CONTINUED
  Phillips Petroleum .................      7,200     $    401
  Pioneer Natural Resources* .........      6,500          109
  USX-Marathon Group .................     11,700          321
  Veritas DGC*# ......................      9,900          157
                                                      --------
                                                         3,981
                                                      --------
FINANCIALS -- 7.7%
  Affiliated Managers Group*# ........      4,600          312
  Alexandria Real Est Equities .......      2,700          112
  American International Group .......     13,264        1,093
  Astoria Financial ..................      3,900          194
  Bank of America ....................     14,500          890
  Bank of New York ...................      9,000          353
  Bay View Capital* ..................      7,250           53
  Capital One Financial ..............      5,400          270
  Chubb ..............................      8,100          567
  Citigroup ..........................     19,700          944
  Comerica ...........................      8,800          452
  Everest Re Group# ..................      2,900          207
  First Midwest Bancorp ..............      5,700          191
  FleetBoston Financial ..............     15,100          555
  Fpic Insurance Group*# .............     17,900          248
  Freddie Mac ........................     20,500        1,356
  Fulton Financial ...................      8,900          190
  First Federal Capital ..............      8,400          125
  Greater Bay Bancorp# ...............      3,500           84
  Harbor Florida Bancshares ..........      4,200           69
  Harleysville Group .................      6,800          165
  IndyMac Bancorp* ...................      6,400          145
  Irwin Financial# ...................      3,400           56
  JP Morgan Chase ....................     11,000          415
  Lehman Brothers Holdings ...........      3,800          251
  MAF Bancorp ........................      2,100           61
  Merrill Lynch ......................      4,600          230
  PFF Bancorp ........................      7,700          207
  PNC Financial Services Group .......      9,500          551
  Provident Financial Group ..........      3,600           82
  R&G Financial, Cl B ................     15,100          264
  Sky Financial Group ................     10,900          213
  SouthTrust .........................     10,500          257
  St. Paul ...........................     15,300          720
  Suntrust Banks .....................      9,300          588
  Triad Guaranty* ....................      4,300          151
  Trustmark ..........................      9,300          224
  UCBH Holdings ......................      9,000          252
  Wachovia ...........................     19,300          597
  Washington Federal .................     11,500          283
  Whitney Holding ....................      3,900          165
  W.R. Berkley# ......................      5,600          300
                                                      --------
                                                        14,442
                                                      --------
HEALTHCARE -- 8.2%
  Abbott Laboratories ................      7,900          434
  American Healthways*# ..............     14,300          473
  American Home Products .............      6,900          415
  Amerigroup*# .......................     18,500          335
  Amgen* .............................      6,300          419
  AstraZeneca, ADR ...................      3,178          144
  Baxter International ...............     10,000          520
  Beverly Enterprises*# ..............     26,800          244


                                       -------------------------
                                         NUMBER OF      VALUE
                                           SHARES       (000)
                                       -------------------------
COMMON STOCK -- CONTINUED
HEALTHCARE -- CONTINUED
  Bioreliance* .......................      8,700     $    234
  Bristol-Myers Squibb ...............      7,600          409
  Cambrex ............................      2,800          109
  Cardiodynamics International* ......      6,400           47
  Cooper .............................      3,600          159
  Cytyc*# ............................     20,300          496
  Dianon Systems* ....................      8,400          407
  Eli Lilly ..........................      4,600          380
  First Health Group* ................      4,400          106
  Genentech* .........................      5,300          304
  Genta*# ............................     28,200          451
  Health Net* ........................     10,000          200
  Integra LifeSciences Holdings* .....     15,900          430
  Isis Pharmaceuticals* ..............     13,100          298
  Johnson & Johnson ..................     12,600          734
  KOS Pharmaceuticals*# ..............      9,100          287
  Manor Care* ........................     10,500          245
  Medtronic ..........................      6,700          317
  Merck ..............................      9,100          617
  Mercury General ....................      8,400          367
  OSI Pharmaceuticals* ...............      2,800          136
  Owens & Minor ......................      9,900          186
  Pfizer .............................     39,200        1,698
  Pharmaceutical Resources* ..........      9,900          342
  Pharmacia ..........................     10,700          475
  Regeneration Technologies* .........     25,400          267
  Respironics* .......................      8,400          265
  Schering-Plough ....................      9,600          343
  SICOR* .............................     21,500          363
  Taro Pharmaceuticals Industries* ...     11,300          408
  Tenet Healthcare* ..................     12,300          738
  Theragenics* .......................     33,800          299
  Urologix*# .........................     17,300          275
                                                      --------
                                                        15,376
                                                      --------
INDUSTRIALS -- 3.6%
  Agco ...............................     17,300          241
  Applied Films*# ....................     10,700          310
  Astec Industries* ..................      4,500           62
  Black Hills ........................      6,025          185
  Brooks Automation*# ................     10,150          373
  Casella Waste Systems, Cl A* .......     13,200          169
  Caterpillar# .......................      8,200          389
  Cooper Industries ..................      8,400          343
  General Electric ...................     37,700        1,451
  JLG Industries .....................      2,450           23
  Kadant* ............................      4,500           62
  Kennametal .........................      5,100          204
  Kulicke & Soffa Industries*# .......     13,600          214
  Minnesota Mining & Manufacturing ...      3,200          367
  MKS Instruments* ...................      5,600          126
  Phoenix* ...........................     11,900          189
  Rightchoice Managed Care* ..........      6,000          418
  Tecumseh Products, Cl A ............      4,400          205
  Timken .............................     12,900          183
  Ucar International* ................     37,700          334
  United Technologies ................      7,400          445
  Unova*# ............................     27,625          133
  York International .................      6,300          230
                                                      --------
                                                         6,656
                                                      --------


                             See Accompanying Notes

                                                         STATEMENT OF NET ASSETS
                                                 ARMADA BALANCED ALLOCATION FUND
================================================================================

                                                               NOVEMBER 30, 2001
                                                                     (UNAUDITED)

                                       -------------------------
                                         NUMBER OF      VALUE
                                           SHARES       (000)
                                       -------------------------
COMMON STOCK -- CONTINUED
PROFESSIONAL SERVICES -- 0.3%
  Career Education* ..................      6,400     $    200
  Corinthian Colleges*# ..............      8,000          277
                                                      --------
                                                           477
                                                      --------
REAL ESTATE -- 0.0%
  Forest City Enterprises, Cl A ......      2,100           72
                                                      --------
REAL ESTATE INVESTMENT TRUSTS -- 1.0%
  Arden Realty .......................      9,100          234
  Developers Diversified Realty ......     12,500          237
  Duke Realty ........................      6,500          160
  First Industrial Realty Trust ......      6,100          187
  Gables Residential Trust ...........      8,600          253
  General Growth Properties ..........      4,700          187
  Great Lakes Reit ...................      5,500           87
  Highwoods Properties ...............      9,800          249
  Summit Properties ..................     11,750          279
                                                      --------
                                                         1,873
                                                      --------
TECHNOLOGY -- 9.0%
  Activision*# .......................     11,950          297
  Advent Software*# ..................      5,200          260
  Altera* ............................     11,500          262
  Analog Devices* ....................      6,700          285
  Anixter International* .............      8,700          250
  Applied Materials* .................     20,800          827
  Artesyn Technologies* ..............      9,700           77
  ASM International* .................     18,261          270
  ATI Technologies* ..................     15,400          189
  Barra* .............................      4,400          205
  Chartered Semiconductor
   Manufacturing* ....................      3,600           78
  Cisco Systems* .....................     34,000          695
  Citrix Systems* ....................     12,800          286
  Danaher ............................      4,300          252
  DST Systems* .......................      7,400          353
  Echelon*# ..........................     12,700          180
  Entegris* ..........................     16,100          160
  Fairchild Semiconductor
   International, Cl A*# .............     11,100          272
  Filenet* ...........................     12,800          214
  General Dynamics ...................      4,800          399
  Genesis Microchip*# ................     11,100          632
  Hubbell, Cl B ......................     10,300          280
  Hyperion Solutions* ................     14,500          278
  Intel ..............................     26,400          862
  International Business Machines ....      9,100        1,052
  Lexmark International* .............      9,400          486
  Macrovision* .......................      3,000          104
  Mercury Computer Systems* ..........      7,600          351
  Micron Technology* .................     15,200          413
  Microsoft* .........................     23,700        1,522
  Motorola ...........................     37,700          627
  Northrop Grumman# ..................      4,500          422
  OAK Technology* ....................     42,900          499
  Oracle* ............................     21,800          306
  Photronics* ........................      6,300          167
  Pixelworks* ........................     17,500          298
  PLATO Learning* ....................     15,600          218
  Plexus* ............................      7,800          235


                                       -------------------------
                                         NUMBER OF      VALUE
                                           SHARES       (000)
                                       -------------------------
COMMON STOCK -- CONTINUED
TECHNOLOGY -- CONTINUED
  Qualcomm* ..........................      4,400     $    258
  Read-Rite* .........................     19,900          133
  Recoton* ...........................      4,150           56
  SonicWall* .........................     13,400          228
  Sun Microsystems* ..................     11,200          159
  Talx# ..............................      7,965          171
  Texas Instruments ..................      7,500          240
  Textron ............................      4,500          178
  Therma-Wave* .......................     19,300          214
  TRW ................................      9,600          375
  Verity* ............................      5,600           85
  Zoran* .............................      5,950          207
                                                      --------
                                                        16,867
                                                      --------
TELECOMMUNICATIONS -- 1.7%
  AirGate PCS*# ......................      7,200          378
  AT&T ...............................      8,400          147
  BellSouth ..........................     10,500          404
  Gemstar-TV Guide International*# ...      7,700          214
  Lantronix* .........................     29,400          169
  Metro One Telecommunications*# .....      2,400           83
  Proxim* ............................     23,900          263
  Spectralink*# ......................     20,700          344
  Sprint (PCS Group)*# ...............     12,500          312
  Qwest Communications International .     12,500          149
  Verizon Communications .............     14,700          691
                                                      --------
                                                         3,154
                                                      --------
TRANSPORTATION -- 1.8%
  ACLN# ..............................      3,700          122
  Alexander & Baldwin ................      9,600          231
  Arkansas Best* .....................     14,400          352
  Atlantic Coast Airlines Holdings* ..     11,500          238
  Atlas Air Worldwide Holdings*# .....      4,200           65
  C.H. Robinson Worldwide# ...........     10,200          283
  Genesee & Wyoming, Cl A* ...........      2,200           66
  Skywest ............................     17,500          408
  Southwest Airlines .................     14,700          276
  Stelmar Shipping* ..................      7,700           99
  Union Pacific ......................     10,300          567
  USFreightways# .....................      9,500          323
  Wabtec .............................      9,100          109
  Yellow* ............................      7,400          181
                                                      --------
                                                         3,320
                                                      --------
UTILITIES -- 1.5%
  Allete .............................     13,900          329
  Calpine*# ..........................      4,700          101
  Dominion Resources of Virginia .....      8,300          485
  El Paso Electric* ..................     17,700          243
  Equitable Resources ................      7,600          247
  Exelon .............................      8,300          370
  Hawaiian ElectricIndustries ........      7,400          277
  MDU Resources Group ................      7,800          192
  Peoples Energy .....................      6,000          231
  XCEL Energy ........................     13,100          358
                                                      --------
                                                         2,833
                                                      --------

                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA BALANCED ALLOCATION FUND
================================================================================

NOVEMBER 30, 2001
(UNAUDITED)

                                       -------------------------
                                         NUMBER OF      VALUE
                                           SHARES       (000)
                                       -------------------------
COMMON STOCK -- CONTINUED
WHOLESALE -- 0.3%
  Hughes Supply ......................     15,100     $    405
  Pioneer Standard Electronics .......     14,200          160
                                                      --------
                                                           565
                                                      --------
TOTAL COMMON STOCK
   (Cost $88,231) ...............................       95,156
                                                      --------
FOREIGN COMMON STOCK -- 9.1%
AUSTRALIA -- 0.1%
  John Fairfax Holdings ..............     60,380          112
                                                      --------
BELGIUM -- 0.1%
  Interbrew*# ........................      6,050          159
  Union Miniere ......................      2,308           90
                                                      --------
                                                           249
                                                      --------
BERMUDA -- 0.6%
  Tyco International .................     15,500          911
  XL Capital .........................      3,200          298
                                                      --------
                                                         1,209
                                                      --------
BRAZIL -- 0.2%
  Cia Paranaense de Energia, ADR .....     11,535           72
  Empresa Bras de Aeronautica, ADR ...      5,879          109
  Petroleo Brasileiro, ADR ...........      1,500           30
  Petroleo Brasileiro, ADR ...........      7,758          157
                                                      --------
                                                           368
                                                      --------
CANADA -- 0.2%
  Talisman Energy ....................     12,461          441
                                                      --------
CHINA -- 0.1%
  Huaneng Power International ........    165,000          103
                                                      --------
DENMARK -- 0.1%

  Danske Bank A/S ....................      5,880           93
  Novo-Nordisk A/S, Cl B .............      3,255          127
                                                      --------
                                                           220
                                                      --------
FINLAND -- 0.1%
  Metso Oyj ..........................     12,025          116
                                                      --------
FRANCE -- 0.6%
  Altran Technologies# ...............      1,500           67
  Atos Origin*# ......................      1,795          121
  Axa# ...............................      3,895           85
  BNP Paribas ........................        800           70
  Cie de Saint-Gobain ................      1,059          155
  Orange*# ...........................     12,992          113
  TotalFinaElf# ......................        924          118
  TotalFinaElf, ADR ..................        620           40
  Vivendi Environnement* .............      1,900           70
  Vivendi Universal# .................      2,536          130
  Vivendi Universal, ADR .............      1,200           61
                                                      --------
                                                         1,030
                                                      --------
GERMANY -- 0.3%
  Allianz ............................        670          158
  Altana .............................      2,291          115
  Bayerische Hypo-und Vereinsbank ....      4,400          142
  Fraport AG Frankfurt Airport
   Services Worldwide* ...............      2,932           71
  SAP, ADR ...........................      4,050          126
                                                      --------
                                                           612
                                                      --------


                                       -------------------------
                                         NUMBER OF      VALUE
                                           SHARES       (000)
                                       -------------------------
FOREIGN COMMON STOCK -- CONTINUED
GREECE -- 0.1%
  Muehlbauer Holding AG ..............      2,300     $     62
  Singulus Technologies* .............      3,450           89
                                                      --------
                                                           151
                                                      --------
HONG KONG -- 0.2%
  China Mobile* ......................     22,622           80
  First Pacific ......................    215,886           28
  Hong Kong Land Holdings ............     26,000           45
  Hutchison Whampoa ..................      9,100           84
  Hysan Development ..................     11,900           11
  Johnson Electric Holdings ..........     43,500           49
                                                      --------
                                                           297
                                                      --------
IRELAND -- 0.2%
  Bank of Ireland ....................     15,199          135
  Elan, ADR* .........................      4,148          183
                                                      --------
                                                           318
                                                      --------
ISRAEL -- 0.0%
  Oridion Systems* ...................      1,721           11
                                                      --------
ITALY -- 0.2%
  Assicurazioni Generali* ............      3,088           85
  IntesaBci* .........................     49,005          119
  Saipem* ............................      7,894           36
  Telecom Italia*# ...................     18,414          157
                                                      --------
                                                           397
                                                      --------
JAPAN -- 1.3%
  Canon ..............................      5,030          170
  Chubu Electric Power# ..............      4,035           77
  Dainippon Pharmaceutical# ..........      8,270           93
  Fuji Photo Film ....................      2,900          100
  Honda Motor ........................      4,700          178
  Kansai Electric Power# .............      7,050          110
  Meitec# ............................      4,800          131
  NEC ................................      9,751           99
  Nintendo ...........................      1,215          209
  Nippon Fire & Marine Insurance*# ...     34,800          119
  Nissan Motor# ......................     11,000           54
  NTT Docomo .........................          8          104
  Orix ...............................      1,720          165
  Promise ............................      2,160          125
  Shin-Etsu Chemical .................      4,550          172
  SMC# ...............................      1,713          173
  Sony, ADR ..........................      2,646          126
  Takeda Chemical Industries .........      2,000           91
  Tanabe Seiyaku .....................     15,600          143
  Toyo Ink Manufacturing# ............     15,500           32
                                                      --------
                                                         2,471
                                                      --------
MEXICO -- 0.2%
  America Movil SA de CV, ADR ........      4,041           70
  Fomento Economico Mexicano, ADR ....      5,008          170
  Telefonos de Mexico, ADR ...........      5,387          181
                                                      --------
                                                           421
                                                      --------
NETHERLANDS -- 0.8%
  ABN Amro Holding ...................      8,000          130
  Aegon ..............................     11,700          312
  Hunter Douglas .....................      6,044          143
  ING Groep ..........................      7,527          197


                             See Accompanying Notes

                                                         STATEMENT OF NET ASSETS
                                                 ARMADA BALANCED ALLOCATION FUND
================================================================================

                                                               NOVEMBER 30, 2001
                                                                     (UNAUDITED)

                                       -------------------------
                                         NUMBER OF      VALUE
                                           SHARES       (000)
                                       -------------------------
FOREIGN COMMON STOCK -- CONTINUED
NETHERLANDS -- CONTINUED
  Koninklijke Ahold ..................      7,885     $    233
  Koninklijke Philips Electronics, ADR      7,653          207
  Nutreco Holding ....................      2,496           75
  Unilever, ADR ......................      1,652           94
  Wolters Kluwer .....................      7,135          155
                                                      --------
                                                         1,546
                                                      --------
NORWAY -- 0.2%
  Norsk Hydro ........................      4,474          174
  Norske Skogindustrier ..............      6,649          116
                                                      --------
                                                           290
                                                      --------
SINGAPORE -- 0.1%
  DBS Group Holdings .................     21,000          131
  Sembcorp Industries ................     44,300           34
  Singapore Telecommunications .......     99,300           95
                                                      --------
                                                           260
                                                      --------
SOUTH KOREA -- 0.2%
  Korea Telecom, ADR .................      8,464          197
  Pohang Iron & Steel, ADR ...........      6,956          147
                                                      --------
                                                           344
                                                      --------
SPAIN -- 0.4%
  Aguas de Barcelona .................     11,464          151
  Banco Bilbao Vizcaya Argentaria ....     19,179          236
  Cortefiel ..........................      7,410           44
  Endesa .............................     10,296          165
  Telefonica ADR* ....................        564           23
  Telefonica* ........................      9,467          128
                                                      --------
                                                           747
                                                      --------
SWEDEN -- 0.1%
  Electrolux, Cl B# ..................      6,639           96
  Nordea .............................     23,069          115
  Sandvik# ...........................      2,908           62
                                                      --------
                                                           273
                                                      --------
SWITZERLAND -- 1.1%
  Adecco .............................      3,383          175
  Credit Suisse Group* ...............      2,768          107
  Julius Baer Holding, Cl B* .........        290           96
  Nestle .............................        932          193
  Novartis ...........................      7,121          251
  STMicroelectronics N.V., ADR .......      3,300          111
  Swatch Group, Cl B* ................      2,110          191
  Swiss Re ...........................      1,420          144
  Swisscom ...........................      1,005          274
  UBS* ...............................      5,377          268
  Zurich Financial Services ..........        550          141
                                                      --------
                                                         1,951
                                                      --------
TAIWAN -- 0.1%
  United Microelectronics, ADR* ......     28,400          221
                                                      --------
UNITED KINGDOM -- 1.5%
  Acambis, ADR# ......................      8,000          354
  ARM Holdings* ......................      5,700           31
  Barclays ...........................      5,157          158
  BHP Billiton .......................     18,905           91
  BP .................................     28,392          210
  BP, ADR ............................        651           29


                          -------------------------------------
                                          NUMBER OF     VALUE
                            MATURITY  SHARES/PAR (000)  (000)
                          -------------------------------------
FOREIGN COMMON STOCK -- CONTINUED
UNITED KINGDOM-- CONTINUED
  British Energy .....................     24,017     $     83
  Capita Group .......................     16,860          113
  Diageo .............................     23,751          254
  Friends Provident* .................     48,700          135
  Gallaher Group .....................     12,000           76
  Hilton Group .......................     53,147          159
  HSBC Holdings* .....................     15,780          191
  Imperial Tobacco Group .............      3,155           37
  Northern Rock ......................      9,981           82
  Royal Bank of Scotland Group .......      7,147          165
  Ryanair Holdings* ..................      6,300           72
  Scottish Power .....................     17,661           99
  Somerfield* ........................     67,453           86
  Vodafone Group .....................    142,827          366
  Wetherspoon (J.D.) .................      4,899           26
                                                      --------
                                                         2,817
                                                      --------
TOTAL FOREIGN COMMON STOCK
   (Cost $17,124) ...............................       16,975
                                                      --------
FOREIGN PREFERRED STOCK -- 0.1%
GERMANY -- 0.1%
  Henkel KGaA ............................  2,665          154
                                                      --------
TOTAL FOREIGN PREFERRED STOCK
   (Cost $181) ..................................          154
                                                      --------
CORPORATE BONDS -- 11.1%
AEROSPACE & DEFENSE -- 0.1%
  Systems 2001 Asset Trust (B)
      6.664% ............... 09/15/13       $ 162          167
                                                      --------
BASIC MATERIALS -- 0.5%
  EI du Pont de Nemours
      6.875% ............... 10/15/09         795          868
                                                      --------
CONSUMER CYCLICALS -- 0.8%
  Ford Motor
      7.450% ............... 07/16/31         845          805
  General Motors
      7.200% ............... 01/15/11         700          711
                                                      --------
                                                         1,516
                                                      --------
CONSUMER NON-CYCLICALS -- 0.3%
  Coca-Cola Enterprises
      6.125% ............... 08/15/11         150          153
  Kroger
      7.250% ............... 06/01/09         180          193
      6.375% ............... 03/01/08         180          186
                                                      --------
                                                           532
                                                      --------
CONSUMER SERVICES -- 0.1%
  Comcast Cable Communications
      7.125% ............... 06/15/13          90           94
      6.750% ............... 01/30/11         180          184
                                                      --------
                                                           278
                                                      --------
ENERGY -- 0.3%
  Conoco
      6.950% ............... 04/15/29         545          550
                                                      --------


                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA BALANCED ALLOCATION FUND
================================================================================

NOVEMBER 30, 2001
(UNAUDITED)

                          -------------------------------------
                                                        VALUE
                            MATURITY      PAR (000)     (000)
                          -------------------------------------
CORPORATE BONDS -- CONTINUED
FINANCIALS -- 4.0%
  BankBoston NA
      6.500% ............... 12/19/07       $ 885        $ 922
  Bank One
      6.500% ............... 02/01/06         350          368
      6.000% ............... 08/01/08         385          391
  BB&T
      6.500% ............... 08/01/11         180          185
  Citigroup
      6.500% ............... 01/18/11         900          940
  Conseco
      8.750% ............... 02/09/04         555          286
  Fairfax Financial Holdings
      7.375% ............... 04/15/18         365          208
  First Union
      6.950% ............... 11/01/04         180          194
  First Union National Bank/Charlotte
      7.800% ............... 08/18/10         335          374
  General Motors Acceptance
      6.875% ............... 09/15/11         270          267
  Household Finance
      5.875% ............... 02/01/09       1,000          989
  Lehman Brothers Holdings
      7.000% ............... 02/01/08         700          735
  Morgan Stanley Dean Witter
      8.000% ............... 06/15/10         800          894
  Wells Fargo Bank NA
      6.450% ............... 02/01/11         700          725
                                                      --------
                                                         7,478
                                                      --------
INDUSTRIALS -- 0.5%
  Arrow Electronics
      6.875% ............... 06/01/18       1,240          964
                                                      --------
SOVEREIGN AGENCY -- 3.2%
  Fannie Mae
      6.625% ............... 11/15/10       1,230        1,336
      6.625% ............... 11/15/30         100          107
      6.000% ............... 12/15/05         715          760
  Freddie Mac
      6.250% ............... 07/15/04       3,580        3,823
                                                      --------
                                                         6,026
                                                      --------
TECHNOLOGY -- 0.4%
  Hewlett-Packard
      7.150% ............... 06/15/05         630          671
                                                      --------
TELECOMMUNICATIONS -- 0.1%
  COX Communications
      6.750% ............... 03/15/11         190          194
                                                      --------
TRANSPORTATION -- 0.7%
  Norfolk Southern
      6.200% ............... 04/15/09         340          344
  US Airways
      7.890% ............... 09/01/20         981        1,009
                                                      --------
                                                         1,353
                                                      --------
UTILITIES -- 0.1%
  Wisconsin Energy
      5.500% ............... 12/01/08         240          236
                                                      --------
TOTAL CORPORATE BONDS
   (Cost $20,720) ...............................       20,833
                                                      --------

                          -------------------------------------
                                                        VALUE
                            MATURITY      PAR (000)     (000)
                          -------------------------------------
ASSET BACKED SECURITIES -- 4.1%
AUTOMOTIVE -- 0.7%
  ANRC Auto Owner Trust,
    Series 2001-A, Cl A4
      4.320% ............... 06/16/08      $1,000      $ 1,005
  Flagship Auto Receivables
    Owner Trust, Series 1999-2,
    Cl A3
      6.835% ............... 11/18/04         425          443
                                                      --------
                                                         1,448
                                                      --------
MORTGAGE RELATED -- 2.4%
  Champion Home Equity Loan
    Trust, Series 1997-2, Cl 5
      6.710% ............... 09/25/29         447          468
  General Motors Acceptance,
    Series 2001-HE-2, Cl IIA4
      6.370% ............... 03/25/23         650          663
  Residential Asset Securities
    Trust, Series 1999-KS1,
    Cl AI8
      6.320% ............... 04/25/30       2,185        2,263
  Saxon Asset Securities Trust,
    Series 1999-3, Cl AF6
      7.525% ............... 06/25/14         995        1,065
                                                      --------
                                                         4,459
                                                      --------
OTHER -- 1.0%
  Detroit Edison Securitization
    Funding LLC,
    Series 2001-1, Cl6
      6.620% ............... 03/01/16         580          605
  PECO Energy Transition Trust,
    Series 2001-A, Cl A1
      6.520% ............... 12/31/10         635          673
  PSE&G Transition Funding
    LLC, Series 2001-1, Cl A8
      6.890% ............... 12/15/17         540          576
                                                      --------
                                                         1,854
                                                      --------
TOTAL ASSET BACKED SECURITIES
   (Cost $7,309) ................................        7,761
                                                      --------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.2%
  Bank of America Mortgage Securities,
    Series 2001-C, Cl A3
      5.983% ............... 07/25/31         915          929
  Freddie Mac
      6.000% ............... 06/15/16       2,500        2,460
  PNC Trust, Series 1998-7,
    Cl A%
      6.750% ............... 09/25/28       1,977        2,008
  Residential Fundng Mortgage Securities I,
    Series 2000-S12, CL A2
      7.250% ............... 09/25/15         975        1,009
  Vendee Mortgage Trust,
    Series 1999-3, Cl D
      6.500% ............... 06/15/25       1,445        1,489
                                                      --------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $7,460) ................................        7,895
                                                      --------


                             See Accompanying Notes

                                                         STATEMENT OF NET ASSETS
                                                 ARMADA BALANCED ALLOCATION FUND
================================================================================

                                                               NOVEMBER 30, 2001
                                                                     (UNAUDITED)

                          -------------------------------------
                                                        VALUE
                            MATURITY      PAR (000)     (000)
                          -------------------------------------
COMMERCIAL-MORTGAGE BACKED SECURITIES -- 3.0%
  DLJ Commercial Mortgage,
    Series 1999-CG1, Cl A1B
      6.460% ............... 01/10/09       $ 680       $  709
  LB-UBS Commercial Mortgage Trust,
    Series 2001-C2, Cl A-2
      6.653% ............... 11/15/27         300          314
  Prudential Securities Secured Financing,
    Series 1998-C1, Cl A1A3
      6.350% ............... 09/15/07       1,620        1,693
  Prudential Securities Secured Financing,
    Series 1999 NRF1, Cl A2
      6.480% ............... 01/15/09       1,280        1,335
  Salomon Brothers Mortgage Securities,
    Series 2001-MMA, Cl A2
      6.134% ............... 02/18/34       1,610        1,655
                                                      --------
TOTAL COMMERCIAL-MORTGAGE BACKED SECURITIES
   (Cost $5,379) ................................        5,706
                                                      --------
U.S. GOVERNMENT MORTGAGE BACKED
OBLIGATIONS -- 5.8%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.1%
      7.000% .....11/01/28 - 11/01/30         214          220
                                                      --------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 2.9%
      6.500% .....06/01/29 - 10/01/31       2,440        2,472
      6.000% .....08/01/28 - 02/01/29       2,296        2,286
      5.730% ............... 12/01/08         671          686
                                                      --------
                                                         5,444
                                                      --------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 2.8%
      7.500% .....08/15/25 - 12/15/29       2,794        2,947
      6.500% .....09/15/23 - 05/15/29       2,184        2,227
                                                      --------
                                                         5,174
                                                      --------
TOTAL U.S. GOVERNMENT MORTGAGE BACKED
   OBLIGATIONS
   (Cost $10,490) ...............................       10,838
                                                      --------
U.S. TREASURY OBLIGATIONS -- 6.3%
U.S. TREASURY BONDS -- 1.6%
      6.250%# .............. 08/15/23       2,730        2,963
                                                      --------
U.S. TREASURY INFLATIONARY PROTECTION SECURITY -- 1.4%
      3.625%# .............. 07/15/02       2,715        2,742
                                                      --------
U.S. TREASURY NOTES -- 3.3%
      6.500%# .............. 02/15/10       1,600        1,793
      6.250%# .............. 02/15/03       2,095        2,194
      4.625%# .............. 05/15/06       2,060        2,113
                                                      --------
                                                         6,100
                                                      --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $11,430) ...............................       11,805
                                                      --------


                          -------------------------------------
                                          NUMBER OF     VALUE
                            MATURITY  SHARES/PAR (000)  (000)
                          -------------------------------------
CASH EQUIVALENT -- 3.8%
  Goldman Sachs Financial Square Prime
    Obligation Money Market Fund ...    7,174,510     $  7,175
                                                      --------
TOTAL CASH EQUIVALENT
   (Cost $7,175) ................................        7,175
                                                      --------
REPURCHASE AGREEMENT -- 8.0%
  Morgan Stanley Dean Witter
    2.030% (dated 11/30/01,
    matures 12/03/01, repurchase
    price $15,002,537;
    collateralized by FNMA
    obligation; total value
    $15,410,280) ........... 12/03/01     $15,000       15,000
                                                      --------
TOTAL REPURCHASE AGREEMENT
   (Cost $15,000) ...............................       15,000
                                                      --------
TOTAL INVESTMENTS -- 106.3%
   (Cost $190,499) ..............................      199,298
                                                      ========
OTHER ASSETS AND LIABILITIES, NET -- (6.3%) .....      (11,814)
                                                      --------
NET ASSETS:
Portfolio Shares of Class I
   (unlimited authorization -- no par value)
   based on 18,437,900 outstanding shares of
   beneficial interest ..........................      171,929
Portfolio Shares of Class A
   (unlimited authorization -- no par value)
   based on 1,349,138 outstanding shares of
   beneficial interest ..........................       12,633
Portfolio Shares of Class B
   (unlimited authorization -- no par value)
   based on 588,767 outstanding shares of
   beneficial interest ..........................        6,058
Portfolio Shares of Class C
   (unlimited authorization -- no par value)
   based on 52,118 outstanding shares of
   beneficial interest ..........................          481
Undistributed net investment income .............          615
Accumulated net realized loss on investments ....      (13,027)
Net unrealized depreciation of foreign currency
   and translation of other assets and liabilities
   in foreign currency investments ..............           (4)
Net unrealized appreciation on investments ......        8,799
                                                      --------
TOTAL NET ASSETS -- 100.0% ......................     $187,484
                                                      ========

                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA BALANCED ALLOCATION FUND
================================================================================

NOVEMBER 30, 2001
(UNAUDITED)

                                                      --------
                                                        VALUE
                                                        (000)
                                                      --------
NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER
SHARE -- CLASS I ................................        $9.18
                                                      ========
NET ASSET VALUE AND REDEMPTION
PRICE PER SHARE -- CLASS A ......................        $9.18
                                                      ========
MAXIMUM OFFERING PRICE PER
SHARE -- CLASS A ($9.18 / 95.25%) ...............        $9.64
                                                      ========
NET ASSET VALUE AND OFFERING
PRICE PER SHARE -- CLASS B ......................        $9.19
                                                      ========
NET ASSET VALUE AND OFFERING
PRICE PER SHARE -- CLASS C ......................        $9.17
                                                      ========

-------------------------------------------
* NON-INCOME PRODUCING SECURITY
# SECURITY FULLY OR PARTIALLY ON LOAN
(A) VARIABLE RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 2001, AND THE DATE REPORTED IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
(B) PRIVATE PLACEMENT SECURITIES
ADR--AMERICAN DEPOSITORY RECEIPT
CL--CLASS
FNMA--FEDERAL NATIONAL MORTGAGE ASSOCIATION
GDR--GLOBAL DEPOSITORY RECEIPT
LLC--LIMITED LIABILITY COMPANY
MTN--MEDIUM TERM NOTE
NA--NATIONAL ASSOCIATION

                             See Accompanying Notes

                                                         STATEMENT OF NET ASSETS
                                             ARMADA CONSERVATIVE ALLOCATION FUND
================================================================================

                                                               NOVEMBER 30, 2001
                                                                     (UNAUDITED)

                                       -------------------------
                                         NUMBER OF      VALUE
                                           SHARES       (000)
                                       -------------------------
EQUITY FUNDS -- 35.2%
  Armada International Equity Fund,
   Class I .............................   28,144     $    264
  Armada Large Cap Ultra Fund,
   Class I ................. ...........   36,699          412
  Armada Large Cap Value Fund,
   Class I .............................   30,137          487
  Armada Small Cap Growth Fund,
   Class I .............................   38,775          405
  Armada Small Cap Value Fund,
   Class I .............................   17,424          339
                                                      --------
TOTAL EQUITY FUNDS
   (Cost $1,930) ................................        1,907
                                                      --------
FIXED INCOME FUND -- 63.2%
  Armada Intermediate Bond Fund,
   Class I .............................  328,287        3,424
                                                      --------
TOTAL FIXED INCOME FUND
   (Cost $3,374) ................................        3,424
                                                      --------
MONEY MARKET FUND -- 1.1%
  Armada Money Market Fund,
    Class I ............................   60,656           61
                                                      --------
TOTAL MONEY MARKET FUND
   (Cost $61) ...................................           61
                                                      --------
TOTAL INVESTMENTS -- 99.5%
   (Cost $5,365) ................................        5,392
                                                      ========
OTHER ASSETS AND LIABILITIES, NET -- 0.5% .......           25
                                                      --------
NET ASSETS:
Portfolio Shares of Class I
   (unlimited authorization -- no par value)
   based on 281,377 outstanding shares of
   beneficial interest                                   2,811
Portfolio Shares of Class A
   (unlimited authorization -- no par value)
   based on 256,938 outstanding shares of
   beneficial interest                                   2,570
Portfolio Shares of Class B
   (unlimited authorization -- no par value)
   based on 1,981 outstanding shares of
   beneficial interest                                      20
Portfolio Shares of Class C
   (unlimited authorization -- no par value)
   based on 12,051 outstanding shares of
   beneficial interest ..........................          119
Undistributed net investment income .............            9
Accumulated net realized loss on investments ....         (139)
Net unrealized appreciation on investments ......           27
                                                      --------
TOTAL NET ASSETS -- 100.0% ......................       $5,417
                                                      ========

                                                      --------
                                                        VALUE
                                                        (000)
                                                      --------
NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER
SHARE -- CLASS I ................................        $9.81
                                                      ========
NET ASSET VALUE AND REDEMPTION
PRICE PER SHARE -- CLASS A ......................        $9.81
                                                      ========
MAXIMUM OFFERING PRICE PER
SHARE -- CLASS A ($9.81 / 95.25%) ...............       $10.30
                                                      ========
NET ASSET VALUE AND OFFERING
PRICE PER SHARE -- CLASS B ......................        $9.81
                                                      ========
NET ASSET VALUE AND OFFERING
PRICE PER SHARE -- CLASS C ......................        $9.81
                                                      ========


                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA BOND FUND
================================================================================

NOVEMBER 30, 2001
(UNAUDITED)

                          -------------------------------------
                                                        VALUE
                            MATURITY      PAR (000)     (000)
                          -------------------------------------
CORPORATE BONDS -- 29.1%
CONSUMER CYCLICALS -- 2.5%
  Ford Motor
      7.450% ............... 07/16/31     $ 9,930     $  9,483
  General Motors
      7.200% ............... 01/15/11       4,000        4,070
  Universal
      8.500% ............... 02/28/03       6,900        7,298
                                                      --------
                                                        20,851
                                                      --------
CONSUMER NON-CYCLICALS -- 0.7%
  Coca-Cola Enterprises
      6.125% ............... 08/15/11       2,050        2,096
  Kraft
      8.500% ............... 02/15/17       1,313        1,329
  Kroger
      7.250% ............... 06/01/09       2,500        2,687
                                                      --------
                                                         6,112
                                                      --------
CONSUMER SERVICES -- 0.3%
  Comcast Cable Communications
      6.750% ............... 01/30/11       2,600        2,658
                                                      --------
ENERGY -- 0.9%
  Conoco
      6.950% ............... 04/15/29       7,100        7,189
                                                      --------
FINANCIALS -- 12.7%
  Anthem Insurance (B)
      9.125% ............... 04/01/10       7,200        7,856
  BankBoston NA
      6.500% ............... 12/19/07       7,840        8,168
  Bank One
      6.500% ............... 02/01/06       3,520        3,705
      6.000% ............... 08/01/08       5,100        5,185
  BB&T
      6.500% ............... 08/01/11       2,350        2,423
  Boeing Capital
      6.100% ............... 03/01/11       5,000        4,951
  Citigroup
      6.500%# .............. 01/18/11       5,000        5,229
  Conseco
      8.750% ............... 02/09/04       7,230        3,723
  Fairfax Financial Holdings
      7.375% ............... 04/15/18       6,825        3,882
  First Union National Bank
      6.950% ............... 11/01/04       4,475        4,816
      7.800% ............... 08/18/10       2,335        2,608
  Ford Motor Credit Global
      6.700% ............... 07/16/04       8,110        8,343
  General Electric Capital
      8.125% ............... 05/15/12       4,900        5,794
  General Electric Capital, Cl A (MTN)
      7.000% ............... 02/03/03       1,000        1,047
  General Motors Acceptance
      6.750% ............... 01/15/06       3,600        3,704
  Household Finance
      6.500% ............... 01/24/06       5,200        5,447
      5.875% ............... 02/01/09       1,000          990
  Inter-American Development Bank
      7.375% ............... 01/15/10       1,200        1,362


                          -------------------------------------
                                                        VALUE
                            MATURITY      PAR (000)     (000)
                          -------------------------------------
CORPORATE BONDS --  CONTINUED
FINANCIALS -- CONTINUED
  Morgan Stanley Dean Witter
      8.000% ............... 06/15/10     $ 4,755     $  5,320
      6.750% ............... 04/15/11       5,000        5,200
  Prime Property Funding, Series II (B)
      6.800% ............... 08/15/02      10,000       10,238
  Salomon Smith Barney Holdings
      6.250% ............... 01/15/05       4,775        5,020
                                                      --------
                                                       105,011
                                                      --------
INDUSTRIALS -- 2.9%
  Arrow Electronics
      6.875% ............... 06/01/18      14,460       11,241
  Precision Castparts (B)
      8.750% ............... 03/15/05      10,000       10,838
  Systems 2001 Asset Trust (B)
      6.664% ............... 09/15/13       2,067        2,132
                                                      --------
                                                        24,211
                                                      --------
SOVEREIGN AGENCY -- 6.4%
  Fannie Mae
      6.625% ............... 11/15/10         640          697
      6.625% ............... 11/15/30      15,445       16,565
      6.000% ............... 12/15/05      15,280       16,235
  Freddie Mac
      9.400% ............... 09/15/08           3            4
      6.250% ............... 07/15/04      17,980       19,216
  Turkey Trust, Series T-3
      9.625% ............... 05/15/02          12           12
                                                      --------
                                                        52,729
                                                      --------
TELECOMMUNICATIONS -- 0.6%
  Comcast Cable Communications
      7.125% ............... 06/15/13       1,510        1,584
  Cox Communications
      6.750% ............... 03/15/11       3,240        3,306
                                                      --------
                                                         4,890
                                                      --------
TRANSPORTATION -- 1.6%
  US Airways, Series 2000-3G
      7.890% ............... 09/01/20      13,033       13,398
                                                      --------
UTILITIES -- 0.5%
  First Energy, Cl B
      6.450% ............... 11/15/11       1,000          992
  Wisconsin Energy
      5.500% ............... 12/01/08       3,155        3,104
                                                      --------
                                                         4,096
                                                      --------
TOTAL CORPORATE BONDS
   (Cost $239,824) ..............................      241,145
                                                      --------
ASSET BACKED SECURITIES -- 12.1%
AUTOMOTIVE -- 1.8%
  ANRC Auto Owner Trust,
    Series 2001-A, Cl A4
      4.320% ............... 06/16/08       9,310        9,350
  Flagship Auto Receivables Owner Trust,
    Series 1999-2, Cl A3
      6.835% ............... 11/18/04       4,850        5,050
                                                      --------
                                                        14,400
                                                      --------


                             See Accompanying Notes

                                                         STATEMENT OF NET ASSETS
                                                                ARMADA BOND FUND
================================================================================

                                                               NOVEMBER 30, 2001
                                                                     (UNAUDITED)

                          -------------------------------------
                                                        VALUE
                            MATURITY      PAR (000)     (000)
                          -------------------------------------
ASSET BACKED SECURITIES -- CONTINUED
CREDIT CARDS -- 0.5%
  MBNA Master Credit Card Trust,
    Series 1997-I, Cl A (A)
      6.550% ............... 01/15/07     $ 2,975     $  3,167
  Sears Credit Account Master Trust,
    Series 1999-3, Cl A
      6.450% ............... 11/17/09       1,000        1,063
                                                      --------
                                                         4,230
                                                      --------
MORTGAGE RELATED -- 7.0%
  Amresco Securitized Net Interest Margin,
    Series 1999-1A, Cl A
      9.100% ............... 09/27/29       4,637        2,087
  Bear Stearns, Series 1999-2, Cl AF2
      7.910% ............... 10/25/29       2,811        3,002
  Champion Home Equity Loan Trust,
    Series 1997-2, Cl A5
      6.710% ............... 09/25/29       5,246        5,482
  General Motors Acceptance,
    Series 2001-HE2, Cl llA4
      6.370% ............... 03/25/23       7,030        7,169
  Home Equity Residential,
     Series 2001-I, Cl AH2
      5.885% ............... 04/15/19       3,410        3,507
  Mellon Residential Funding,
    Series 4, Cl A
      6.615% ............... 02/25/21      10,000       10,332
  Residential Asset Securities Trust,
    Series 1999 - Ks1, Cl AL8
      6.320% ............... 04/25/30      14,110       14,612
  Saxon Asset Securities Trust,
    Series 1999-3, Cl AF6
      7.525% ............... 06/25/14      10,933       11,697
                                                      --------
                                                        57,888
                                                      --------
OTHER -- 2.8%
  Detroit Edison, Securitization Funding LLC,
    Series 2001-1, Cl A6
      6.620% ............... 03/01/16       5,055        5,274
  Export Funding Trust,
    Series 1995-A, Cl A
      8.210% ............... 12/29/06       1,782        1,953
  PECO Energy Transition Trust,
    Series 2001-A, Cl A1
      6.520% ............... 12/31/10       5,290        5,603
  PSE&G Transition Funding LLC,
    Series 2001-1, Cl A8
      6.890% ............... 12/15/17      10,000       10,673
                                                      --------
                                                        23,503
                                                      --------
TOTAL ASSET BACKED SECURITIES
   (Cost $97,579) ...............................      100,021
                                                      --------



                          -------------------------------------
                                                        VALUE
                            MATURITY      PAR (000)     (000)
                          -------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 16.6%
  Banc of America Commercial Mortgage
    Securites, Series 2001-1, Cl A2
      6.503% ............... 04/15/36     $ 9,975     $ 10,293
  Freddie Mac, Series 2205, Cl VB
      6.000% ............... 06/15/16      11,721       11,534
  GE Capital Mortgage Services,
    Series 1999-9, Cl 2A1
      6.750% ............... 04/25/29       6,066        6,201
  Housing Securities,
    Series 1993-G, Cl G9
      7.500% ............... 01/25/09       4,815        5,024
  Housing Securities,
    Series 1994-I, Cl A15
      7.500% ............... 03/25/09         936          992
  Merrill Lynch Mortgage Investors,
    Series 1999-2, Cl A5
      6.500% ............... 05/01/30       6,457        6,624
  Norwest Asset Securities,
     Series 1997-7, Cl A3
      6.000% ............... 03/25/29       7,696        7,745
  PNC Trust, Series 1998-7, Cl A5
      6.750% ............... 09/25/28       9,483        9,636
  Prudential Home Mortgage Securities,
    Series 1992-34, Cl A5
      7.000% ............... 11/25/07       2,000        2,001
  Prudential Home Mortgage Securities,
    Series 1993-4, Cl A11
      6.000% ............... 11/25/23       1,939        1,959
  Residential Accredit Loans,
    Series 1998-QS7, Cl NB4
      6.750% ............... 07/25/28      13,684       14,197
  Residential Accredit Loans,
    Series 1999-QS3, Cl A8
      6.500% ............... 03/25/29          26           27
  Residential Credit Loans,
    Series 1998-QS15, Cl MB
      6.500% ............... 11/25/28       8,814        8,988
  Residential Funding Mortgage Securities I,
    Series 1993-S44, Cl A3 (A)
      2.990% ............... 11/25/23       1,408        1,411
  Residential Funding Mortgage Securities I,
    Series 2000-S12, Cl A2
      7.250% ............... 09/25/15       3,000        3,105
  Salomon Brothers Mortgage Securities,
    Series 2001-MMA, Cl A2
      6.134% ............... 02/18/34      10,200       10,488
  Structured Asset Sales,
    Series 1994-5, Cl A
      7.000% ............... 07/25/24      18,485       19,232
  Vendee Mortgage Trust,
    Series 1999-3, Cl D
      6.500% ............... 06/15/25      17,100       17,626
                                                      --------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $129,128) ..............................      137,083
                                                      --------

                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA BOND FUND
================================================================================

NOVEMBER 30, 2001
(UNAUDITED)

                          -------------------------------------
                                                        VALUE
                            MATURITY      PAR (000)     (000)
                          -------------------------------------
COMMERCIAL-MORTGAGE BACKED SECURITIES -- 8.0%
  Bank of America Commercial Mortgage
    Securities, Series 2001-C, Cl A3
      5.983% ............... 07/25/31     $11,445     $ 11,623
  Credit Suisse First Boston Mortgage
    Securities, Series 1997-C1, Cl A1C
      7.240% ............... 04/20/07      15,045       16,159
  LB-UBS Commercial Mortgage Trust,
    Series 2001-C2, Cl A2
      6.653% ............... 11/15/27       5,510        5,776
  Prudential Securities Secured Financing,
    Series 1998-C1, Cl A1A3
      6.350% ............... 09/15/07      18,065       18,883
  Prudential Securities Secured Financing,
     Series 1999-NRF1, Cl A2
      6.480% ............... 01/15/09      12,795       13,349
                                                      --------
TOTAL COMMERCIAL-MORTGAGE BACKED SECURITIES
   (Cost $61,996) ...............................       65,790
                                                      --------
U.S. MORTGAGE BACKED OBLIGATIONS -- 20.4%
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 6.5%
      9.500% ............... 05/01/18          81           91
      9.000% .....07/01/09 - 11/01/24       1,031        1,124
      8.500% ............... 11/01/09          34           36
      7.000% ............... 08/01/31       8,854        9,117
      6.500% .....12/01/08 - 08/01/29       6,748        6,878
      6.000% .....07/01/28 - 03/01/29      36,606       36,460
                                                      --------
                                                        53,706
                                                      --------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 2.8%
      9.500% ............... 10/01/20         943        1,044
      9.250% ............... 12/01/02          11           11
      9.000% ............... 05/01/20         409          442
      8.500% .....05/01/06 - 06/01/17         146          155
      8.000% ............... 07/01/25       1,286        1,363
      7.500% .....07/01/10 - 05/01/17       1,078        1,135
      7.000% .....11/01/10 - 11/01/28      10,277       10,622
      6.500% .....10/01/07 - 11/01/10         955          991
      6.000% ............... 12/01/28       7,517        7,515
                                                      --------
                                                        23,278
                                                      --------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 11.1%
      9.000% ............... 02/20/19          52           57
      8.500% .....05/15/21 - 08/15/22         520          565
      8.250% .....04/20/17 - 07/20/17          97          104
      8.000% .....03/15/08 - 01/15/30       3,221        3,394
      7.500% .....08/15/22 - 05/15/30      34,579       36,246
      7.000% .....11/15/23 - 06/15/29       1,508        1,558
      6.500% .....09/15/28 - 05/15/29      38,543       39,183
      5.870% ............... 01/01/09       5,391        5,554
      5.735% ............... 01/01/09       4,828        4,929
                                                      --------
                                                        91,590
                                                      --------
TOTAL U.S. MORTGAGE BACKED OBLIGATIONS
   (Cost $163,078) ..............................      168,574
                                                      --------


                          -------------------------------------
                                          NUMBER OF     VALUE
                            MATURITY  SHARES/PAR (000)  (000)
                          -------------------------------------
U.S. TREASURY OBLIGATIONS -- 12.6%
U.S. TREASURY BONDS -- 4.9%
      6.250%# ....08/15/23 - 05/15/30     $11,370     $ 12,396
      6.125%# .............. 08/15/29       5,000        5,454
      3.625%# .............. 04/15/28      21,949       22,655
                                                      --------
                                                        40,505
                                                      --------
U.S. TREASURY INFLATIONARY PROTECTION SECURITY -- 2.4%
      3.500%# .............. 11/15/06      20,000       19,508
                                                      --------
U.S. TREASURY NOTES -- 5.3%
      6.500%# ....05/15/05 - 02/15/10       1,150        1,260
      6.250%# .............. 02/15/03       3,000        3,142
      6.000%# .............. 08/15/04      22,000       23,550
      5.000%# .............. 02/15/11       7,000        7,130
      4.625%# .............. 05/15/06       8,600        8,825
                                                      --------
                                                        43,907
                                                      --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $99,067) ...............................      103,920
                                                      --------
CASH EQUIVALENT -- 0.6%
  Goldman Sachs Financial Square
    Government Money Market Fund ...    5,341,293        5,341
                                                      --------
TOTAL CASH EQUIVALENT
   (Cost $5,341) ................................        5,341
                                                      --------
TOTAL INVESTMENTS -- 99.4%
   (Cost $796,013) ..............................      821,874
                                                      ========
OTHER ASSETS AND LIABILITIES, NET -- 0.6% ........       5,122
                                                      --------
NET ASSETS:

Portfolio Shares of Class I
   (unlimited authorization -- no par value)
   based on 82,493,301 outstanding shares of
   beneficial interest ..........................      857,578
Portfolio Shares of Class A
   (unlimited authorization -- no par value)
   based on 944,680 outstanding shares of
   beneficial interest ..........................       10,330
Portfolio Shares of Class B
   (unlimited authorization -- no par value)
   based on 228,713 outstanding shares of
   beneficial interest ..........................        2,322
Portfolio Shares of Class C
   (unlimited authorization -- no par value)
   based on 12,335 outstanding shares of
   beneficial interest ..........................          120
Undistributed net investment income .............          131
Accumulated net realized loss on investments ....      (69,346)
Net unrealized appreciation on investments ......       25,861
                                                      --------
TOTAL NET ASSETS -- 100.0% ......................     $826,996
                                                      ========

                             See Accompanying Notes

                                                         STATEMENT OF NET ASSETS
                                                                ARMADA BOND FUND
================================================================================

                                                               NOVEMBER 30, 2001
                                                                     (UNAUDITED)

                                                      --------
                                                        VALUE
                                                        (000)
                                                      --------
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS I .............................        $9.88
                                                      ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A ...................        $9.90
                                                      ========
MAXIMUM OFFERING PRICE PER
   SHARE -- CLASS A ($9.90 / 95.25%) ............       $10.39
                                                      ========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS B ...................        $9.89
                                                      ========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C ...................        $9.89
                                                      ========

------------------------------------------
  # SECURITY FULLY OR PARTIALLY ON LOAN
(A) VARIABLE RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 2001, AND THE DATE REPORTED IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
(B) PRIVATE PLACEMENT SECURITY
CL--CLASS
LLC--LIMITED LIABILITY CORPORATION
NA--NATIONAL ASSOCIATION

                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA GNMA FUND
================================================================================

NOVEMBER 30, 2001
(UNAUDITED)

                          -------------------------------------
                                          NUMBER OF     VALUE
                            MATURITY  SHARES/PAR (000)  (000)
                          -------------------------------------

U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS -- 94.9%
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.6%
      6.500% .... 12/01/12 - 02/01/28     $   808     $    824
                                                      --------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-- 94.3%
      9.000% .... 05/15/09 - 11/15/24       1,871        2,052
      8.750% ............... 06/15/25          62           67
      8.500% .... 01/15/17 - 02/15/23       2,160        2,339
      8.000% .... 03/15/17 - 05/20/30      17,261       18,196
      7.500% .... 09/20/15 - 09/20/30      19,176       20,101
      7.250% ............... 11/15/04          39           40
      7.000% .... 12/15/10 - 12/01/31      40,701       42,045
      6.500% .... 05/15/28 - 12/20/31      43,198       43,937
      6.000% ............... 10/20/28       6,632        6,560
                                                      --------
                                                       135,337
                                                      --------
TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS
   (Cost $131,611) ..............................      136,161
                                                      --------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.5%
  Residential Funding Mortgage Securities I,
    Series 1992-S31, Cl A5
      7.500% ............... 09/25/07       1,115        1,112
  Vendee Mortgage Trust,
    Series 1999-3, Cl D
      6.500% ............... 06/15/25       1,000        1,031
                                                      --------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $2,044) ................................        2,143
                                                      --------
COMMERCIAL-MORTGAGE BACKED OBLIGATIONS -- 0.7%
  Credit Suisse First Boston Mortgage Securities,
    Series 1997-C1, Cl A1C
      7.240% ............... 04/20/07       1,000        1,074
                                                      --------
TOTAL COMMERCIAL-MORTGAGE BACKED OBLIGATIONS
   (Cost $1,027) ................................        1,074
                                                      --------
COMMERCIAL PAPER -- 3.5%
  Public Square
      2.050% ............... 12/20/01       5,000        4,995
                                                      --------
TOTAL COMMERCIAL PAPER
   (Cost $4,995) ................................        4,995
                                                      --------
CASH EQUIVALENT -- 3.4%
  Goldman Sachs Financial Square
    Government Money Market Fund        4,981,250        4,981
                                                      --------
TOTAL CASH EQUIVALENT
   (Cost $4,981) ................................        4,981
                                                      --------
TOTAL INVESTMENTS -- 104.0%
   (Cost $144,658) ..............................      149,354
                                                      ========
OTHER ASSETS AND LIABILITIES, NET -- (4.0%) .....       (5,790)
                                                      --------


                                                      --------
                                                        VALUE
                                                        (000)
                                                      --------
NET ASSETS:
Portfolio Shares of Class I
   (unlimited authorization -- no par value)
   based on 13,620,696 outstanding shares of
   beneficial interest ..........................     $137,634
Portfolio Shares of Class A
   (unlimited authorization -- no par value)
   based on 164,131 outstanding shares of
   beneficial interest ..........................        1,703
Portfolio Shares of Class B
   (unlimited authorization -- no par value)
   based on 31,816 outstanding shares of
   beneficial interest ..........................          320
Portfolio Shares of Class C
   (unlimited authorization -- no par value)
   based on 51,469 outstanding shares of
   beneficial interest ..........................          530
Undistributed net investment income .............            1
Accumulated net realized loss on investments ....       (1,320)
Net unrealized appreciation on investments ......        4,696
                                                      --------
TOTAL NET ASSETS -- 100.0% ......................     $143,564
                                                      ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS I .............................       $10.35
                                                      ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A ...................       $10.36
                                                      ========
MAXIMUM OFFERING PRICE PER
   SHARE -- CLASS A ($10.36 / 95.25%) ...........       $10.88
                                                      ========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS B ...................       $10.36
                                                      ========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C ...................       $10.37
                                                      ========

----------------------------
CL--CLASS



                             See Accompanying Notes

                                                         STATEMENT OF NET ASSETS
                                                   ARMADA INTERMEDIATE BOND FUND
================================================================================

                                                               NOVEMBER 30, 2001
                                                                     (UNAUDITED)

                          -------------------------------------
                                                        VALUE
                            MATURITY      PAR (000)     (000)
                          -------------------------------------
CORPORATE BONDS -- 33.4%
BASIC MATERIALS -- 0.6%
  Dow Chemical (B)
      5.250% ............... 05/14/04     $ 2,100     $  2,188
                                                      --------
CONSUMER CYCLICALS -- 4.0%
  Fortune Brands
      6.250% ............... 04/01/08       4,040        4,156
  General Motors
      7.200% ............... 01/15/11       3,415        3,475
  JC Penney (MTN) Series A
      6.500% ............... 06/15/02       3,470        3,483
  Universal
      8.500% ............... 02/28/03       2,825        2,988
                                                      --------
                                                        14,102
                                                      --------
CONSUMER NON-CYCLICALS -- 0.9%
  Coca-Cola Enterprises
      6.125% ............... 08/15/11         820          839
  Kroger
      7.250% ............... 06/01/09       1,070        1,150
      6.375% ............... 03/01/08       1,100        1,139
                                                      --------
                                                         3,128
                                                      --------
CONSUMER SERVICES -- 0.5%
  Comcast Cable Communications
      7.125% ............... 06/15/13         575          603
      6.750% ............... 01/30/11       1,070        1,094
                                                      --------
                                                         1,697
                                                      --------
ENERGY -- 2.1%
  Honeywell International
      6.875% ............... 10/03/05       1,300        1,391
  Sunoco
      7.125% ............... 03/15/04       5,490        5,813
                                                      --------
                                                         7,204
                                                      --------
FINANCIALS -- 11.4%
  AIG Sunamerica Global Financing (B)
      5.200% ............... 05/10/04       2,780        2,880
  Anthem Insurance (B)
      9.125% ............... 04/01/10       2,800        3,055
  BB&T
      6.500% ............... 08/01/11         950          980
  Bear Stearns
      6.500% ............... 05/01/06       3,500        3,649
  Citigroup
      6.500% ............... 01/18/11         245          256
  Conseco
      8.750% ............... 02/09/04       1,680          865
  First Union National Bank
      7.800% ............... 08/18/10         740          827
  Ford Motor Credit
      6.500% ............... 01/25/07       1,800        1,818
  General Electric Capital, Cl A (MTN)
      7.000% ............... 02/03/03       2,000        2,095
  General Motors Acceptance
      6.875% ............... 09/15/11       1,305        1,292



                          -------------------------------------
                                                        VALUE
                            MATURITY      PAR (000)     (000)
                          -------------------------------------
CORPORATE BONDS -- CONTINUED
FINANCIALS --  CONTINUED
  Household Finance
      6.500% ............... 01/24/06     $ 2,110     $  2,210
  Huntington National Bank
      7.625% ............... 01/15/03         500          524
  Lehman Brothers Holdings
      7.000% ............... 02/01/08       1,425        1,499
  Morgan Stanley Dean Witter
      8.000% ............... 06/15/10       3,900        4,363
  Prime Property Funding,
    Series II (B)
      6.800% ............... 08/15/02       4,360        4,464
  Salomon Smith Barney
    Holdings
      6.250% ............... 01/15/05       5,415        5,693
  US Leasing Capital
      6.625% ............... 05/15/03         300          309
  Verizon Global Funding (B)
      7.250% ............... 12/01/10       1,000        1,080
  Wachovia
      6.950% ............... 11/01/04       1,685        1,813
                                                      --------
                                                        39,672
                                                      --------
INDUSTRIALS -- 2.9%
  Precision Castparts
      8.750% ............... 03/15/05       4,900        5,310
  Scholastic
      7.000% ............... 12/15/03       3,600        3,821
  Systems 2001 Asset Trust (B)
      6.664% ............... 09/15/13         886          914
                                                      --------
                                                        10,045
                                                      --------
REAL ESTATE INVESTMENT TRUSTS -- 0.7%
  Federal Realty Investors Trust (MTN)
      6.990% ............... 03/10/06       2,550        2,564
                                                      --------
RETAIL -- 0.5%
  Target
      5.500% ............... 04/01/07       1,825        1,860
                                                      --------
SOVEREIGN AGENCY -- 5.8%
  Fannie Mae
      6.625% ............... 11/15/10      11,345       12,352
      6.000% ............... 12/15/05       7,255        7,708
                                                      --------
                                                        20,060
                                                      --------
TECHNOLOGY -- 0.9%
  Hewlett-Packard
      7.150% ............... 06/15/05       2,700        2,878
  Westview School (C)
      6.400% ............... 09/01/05         200          207
                                                      --------
                                                         3,085
                                                      --------
TELECOMMUNICATIONS -- 0.5%
  BellSouth
      5.000% ............... 10/15/06         725          724
  Verizon of New England
      6.500% ............... 09/15/11       1,000        1,035
                                                      --------
                                                         1,759
                                                      --------

                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA INTERMEDIATE BOND FUND
================================================================================

NOVEMBER 30, 2001
(UNAUDITED)

                          -------------------------------------
                                                        VALUE
                            MATURITY      PAR (000)     (000)
                          -------------------------------------
CORPORATE BONDS -- CONTINUED
TRANSPORTATION -- 2.3%
  Norfolk Southern
      6.200% ............... 04/15/09     $ 1,995     $  2,020
  US Airways, Series 2000-3G
      7.890% ............... 09/01/20       5,723        5,884
                                                      --------
                                                         7,904
                                                      --------
UTILITIES -- 0.3%
  Wisconsin Energy
      5.500% ............... 12/01/08       1,310        1,289
                                                      --------
TOTAL CORPORATE BONDS
   (Cost $112,328) ..............................      116,557
                                                      --------
ASSET BACKED SECURITIES -- 13.2%
AUTOMOTIVE -- 3.1%
  Chase Manhattan Auto Owner Trust,
    Series 2000-A, Cl A4
      6.260% ............... 06/15/07       3,300        3,472
  Daimler Chrysler Auto Trust,
    Series 2001-A, Cl A4
      5.400% ............... 03/06/06       2,000        2,070
  Daimler Chrysler Auto Trust,
    Series 2001-C, Cl A4
      4.630% ............... 12/06/06       3,200        3,246
  Ford Credit Automotive Owner Trust,
    Series 2000-F, Cl A2
      6.560% ............... 05/17/04       2,000        2,094
                                                      --------
                                                        10,882
                                                      --------
CREDIT CARDS -- 1.4%
  Providian Master Trust,
    Series 2000-1, Cl A
      7.490% ............... 08/17/09       4,805        4,967
                                                      --------
MORTGAGE RELATED -- 6.7%
  Amresco Securitized Net Interest Margin,
    Series 1999-1A, Cl A
      9.100% ............... 09/27/29       1,276          574
  Contimortgage Home Equity Loan Trust,
    Series 1998-2, Cl A6
      6.360% ............... 11/15/19       5,015        5,187
  Contimortgage Home Equity Loan Trust,
    Series 1999-3, Cl A5
      7.360% ............... 10/25/26       4,550        4,790
  Green Tree Recreational Equipment,
    Series 1997-D, Cl A1
      6.900% ............... 03/15/29       3,225        3,416
  Home Equity Residential,
    Series 2001-I, Cl AH2
      5.885% ............... 04/15/19       3,600        3,703
  Residential Asset Securities Trust,
    Series 1999-KS1, Cl Al8
      6.320% ............... 04/25/30       2,210        2,289



                          -------------------------------------
                                                        VALUE
                            MATURITY      PAR (000)     (000)
                          -------------------------------------
CORPORATE BONDS -- CONTINUED
MORTGAGE RELATED -- CONTINUED
  Residential Funding Mortgage Obligation,
    Series 1999-HI1, Cl A3
      6.310% ............... 08/25/13     $ 3,137     $  3,170
  UCFC Manufactured Housing Contract,
     Series 1997-3, Cl A2
      6.360% ............... 02/15/11         202          202
                                                      --------
                                                        23,331
                                                      --------
OTHER -- 2.0%
  Orix Credit Alliance Owner Trust,
    Series 2000-A, Cl A3
      7.120% ............... 05/15/04       3,016        3,095
  Pennsylvania Power & Light,Transition Bond,
    Series 1999-1, Cl A6
      6.960% ............... 12/26/07       3,310        3,585
                                                      --------
                                                         6,680
                                                      --------
TOTAL ASSET BACKED SECURITIES
   (Cost $44,649) ...............................       45,860
                                                      --------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 8.0%
  Bank of America Mortgage Securities,
    Series 2001-C, Cl A3
      5.983% ............... 07/25/31       3,535        3,590
  Bank of America Mortgage Securities,
    Series 2001-E, Cl A2
      5.624% ............... 08/25/31       3,000        3,029
  GE Capital Mortgage Services,
    Series 1999-9, Cl 2A1
      6.750% ............... 04/25/29       1,435        1,467
  Housing Securities,
    Series 1994-I, Cl A15
      7.500% ............... 03/25/09       2,016        2,137
  Norwest Asset Securities,
    Series 1998-18, Cl A4
      6.250% ............... 08/25/28       6,430        6,497
  Prudential Home Mortgage Securities,
    Series 1992-34, Cl A5
      7.000% ............... 11/25/07       1,000        1,000
  Prudential Home Mortgage Securities,
    Series 1993-54, Cl A25
      6.000% ............... 11/25/23       1,410        1,425
  Vendee Mortgage Trust,
    Series 1999-2, Cl ID
      6.500% ............... 12/15/24       4,220        4,253
  Vendee Mortgage Trust,
    Series 1999-3, Cl D
      6.500% ............... 06/15/25       1,420        1,464
  Washington Mutual,
    Series 2001-AR1, Cl IIA2
      5.423% ............... 08/01/31       3,000        3,039
                                                      --------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $27,006) ...............................       27,901
                                                      --------

                             See Accompanying Notes

                                                         STATEMENT OF NET ASSETS
                                                   ARMADA INTERMEDIATE BOND FUND
================================================================================

                                                               NOVEMBER 30, 2001
                                                                     (UNAUDITED)

                          -------------------------------------
                                                        VALUE
                            MATURITY      PAR (000)     (000)
                          -------------------------------------
COMMERCIAL-MORTGAGE BACKED SECURITIES -- 7.2%
  Banc of America Commercial Mortgage,
    Series 2001-1, Cl A2
      6.503% ............... 04/15/36     $ 2,500     $  2,580
  DLJ Commercial Mortgage,
    Series 2000-CKP1, CL A1A
      6.930% ............... 08/10/09       1,256        1,336
  JP Morgan Chase Commercial Mortgage,
    Series 2001-CIBC, Cl A3
      6.260% ............... 04/15/33       2,255        2,293
  LB-UBS Commercial Mortgage Trust,
    Series 2001-C2, Cl A2
      6.653% ............... 11/15/27       1,765        1,850
  Midland Realty Acceptance,
    Series 1996-C2, Cl A2
      7.233% ............... 01/25/29       6,240        6,782
  Prudential Securities Secured Financing,
    Series 1999-NRF1, Cl A2
      6.480% ............... 01/15/09       3,000        3,130
  Salomon Brothers Mortgage Securities,
    Series 2001-C1, Cl A3
      6.428% ............... 12/18/35       3,630        3,727
  Salomon Brothers Mortgage Securities,
    Series 2001-MMA, Cl A2
      6.134% ............... 02/18/34       3,445        3,542
                                                      --------
TOTAL COMMERCIAL-MORTGAGE BACKED SECURITIES
   (Cost $23,827) ...............................       25,240
                                                      --------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 10.0%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 8.8%
      6.250%# .............. 07/15/04      28,780       30,759
                                                      --------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (D)-- 1.2%
      0.000%# .............. 07/05/14       8,855        4,157
                                                      --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $35,162) ...............................       34,916
                                                      --------
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS -- 5.3%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 2.7%
      8.250% ............... 06/01/06           8            8
      7.000% ............... 05/01/31       9,011        9,267
                                                      --------
                                                         9,275
                                                      --------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 1.4%
      6.000% ............... 02/01/29       1,169        1,164
      5.735% ............... 01/01/09       3,636        3,711
                                                      --------
                                                         4,875
                                                      --------

                          -------------------------------------
                                          NUMBER OF     VALUE
                            MATURITY  SHARES/PAR (000)  (000)
                          -------------------------------------
U.S. GOVERNMENT MORTGAGE BACKED
OBLIGATIONS -- CONTINUED
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 1.2%
      9.000% .... 09/15/04 - 05/15/16     $   908     $    986
      7.000% ............... 08/15/28       1,154        1,192
      6.500% ............... 03/15/29       2,089        2,124
                                                      --------
                                                         4,302
                                                      --------
TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS
   (Cost $17,982) ...............................       18,452
                                                      --------
U.S. TREASURY OBLIGATIONS -- 21.4%
U.S. TREASURY INFLATIONARY PROTECTION SECURITY -- 8.8%
      3.625%# ... 07/15/02 - 01/15/08      30,250       30,789
                                                      --------
U.S. TREASURY NOTES -- 12.6%
      6.500%# .............. 02/15/10       8,350        9,361
      6.250%# .............. 02/15/03       4,160        4,357
      5.000%# .............. 02/15/11      24,500       24,954
      4.625%# .............. 05/15/06       4,945        5,075
                                                      --------
                                                        43,747
                                                      --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $73,108) ...............................       74,536
                                                      --------
CASH EQUIVALENT -- 0.2%
  Fidelity Domestic Money Market Fund ..  618,220          618
                                                      --------
TOTAL CASH EQUIVALENT
   (Cost $618) ..................................          618
                                                      --------
TOTAL INVESTMENTS -- 98.7%
   (Cost $334,680) ..............................      344,080
                                                      ========
OTHER ASSETS AND LIABILITIES, NET -- 1.3% .......        4,646
                                                      --------
NET ASSETS:
Portfolio Shares of Class I
   (unlimited authorization -- no par value)
   based on 32,488,474 outstanding shares of
   beneficial interest ..........................      354,509
Portfolio Shares of Class A
   (unlimited authorization -- no par value)
   based on 767,052 outstanding shares of
   beneficial interest ..........................       10,350
Portfolio Shares of Class B
   (unlimited authorization -- no par value)
   based on 139,791 outstanding shares of
   beneficial interest ..........................        1,461
Portfolio Shares of Class C
   (unlimited authorization -- no par value)
   based on 30,598 outstanding shares of
   beneficial interest ..........................          312
Distributions in excess of net investment income           (14)
Accumulated net realized loss on investments ....      (27,292)
Net unrealized appreciation on investments ......        9,400
                                                      --------
TOTAL NET ASSETS -- 100.0% .......................    $348,726
                                                      ========

                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA INTERMEDIATE BOND FUND
================================================================================

NOVEMBER 30, 2001
(UNAUDITED)

                                                      --------
                                                        VALUE
                                                        (000)
                                                      --------
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS I .............................       $10.43
                                                      ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A ...................       $10.45
                                                      ========
MAXIMUM OFFERING PRICE PER
   SHARE -- CLASS A ($10.45 / 95.25%) ...........       $10.97
                                                      ========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS B ...................       $10.46
                                                      ========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C ...................       $10.47
                                                      ========

----------------------------------------
  # SECURITY FULLY OR PARTIALLY ON LOAN
(A) VARIABLE RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 2001, AND THE DATE REPORTED IS THE FINAL MATURITY DATE NOT THE NEXT RESET OR PUT DATE.
(B) PRIVATE PLACEMENT SECURITY
(C) CERTIFICATE OF PARTICIPATION
(D) ZERO COUPON
CL--CLASS
MTN--MEDIUM TERM NOTE

                             See Accompanying Notes

                                                         STATEMENT OF NET ASSETS
                                               ARMADA LIMITED MATURITY BOND FUND
================================================================================

                                                               NOVEMBER 30, 2001
                                                                     (UNAUDITED)

                          -------------------------------------
                                                        VALUE
                            MATURITY      PAR (000)     (000)
                          -------------------------------------
CORPORATE BONDS -- 29.7%
BASIC MATERIALS -- 1.0%
  Dow Chemical (B)
      5.250% ............... 05/14/04     $ 2,000     $  2,084
                                                      --------
COMMERCIAL SERVICES -- 1.6%
  Viad
      6.625% ............... 06/15/03       3,300        3,374
                                                      --------
CONSUMER CYCLICALS -- 1.7%
  Universal
      8.500% ............... 02/28/03       3,275        3,464
                                                      --------
CONSUMER SERVICES -- 0.2%
  Walt Disney (MTN)
      4.875% ............... 07/02/04         500          505
                                                      --------
ENERGY -- 0.1%
  Amerada Hess
      5.300% ............... 08/15/04         250          256
                                                      --------
FINANCIALS -- 5.2%
  AIG Sunamerica Global
    Financing (B)
      5.200% ............... 05/10/04       1,000        1,036
  Ford Motor Credit
      6.550% ............... 09/10/02       1,000        1,025
  General Electric Capital,
    Cl A (MTN)
      7.000% ............... 02/03/03       5,000        5,238
  General Motors Acceptance
      6.850% ............... 06/17/04       1,000        1,043
  Morgan Stanley Dean Witter,
    Cl C (MTN)
      7.375% ............... 04/15/03       2,000        2,099
                                                      --------
                                                        10,441
                                                      --------
RAILROADS -- 0.3%
  Union Pacific
      5.840% ............... 05/25/04         500          517
                                                      --------
REAL ESTATE INVESTMENT TRUSTS -- 1.6%
  Colonial Realty (MTN)
      6.960% ............... 07/26/04       3,200        3,328
                                                      --------
SOVEREIGN AGENCY -- 17.9%
  Fannie Mae
      6.000% ............... 12/15/05       8,150        8,653
  Freddie Mac
      6.375% ............... 11/15/03      26,630       28,301
                                                      --------
                                                        36,954
                                                      --------
TELECOMMUNICATIONS -- 0.1%
  Cox Communications (A)
      6.150% ............... 08/01/03         250          258
                                                      --------
TOTAL CORPORATE BONDS
   (Cost $59,038) ...............................       61,181
                                                      --------
ASSET BACKED SECURITIES -- 38.1%
AUTOMOTIVE -- 21.8%
  Americredit Automobile
    Receivables Trust,
    Series 2001-1, Cl A3
      5.130% ............... 11/06/05       1,750        1,802



                          -------------------------------------
                                                        VALUE
                            MATURITY      PAR (000)     (000)
                          -------------------------------------
ASSET BACKED SECURITIES -- CONTINUED
AUTOMOTIVE -- CONTINUED
  Chase Manhattan Auto
    Owner Trust,
    Series 2000-A, Cl A4
      6.260% ............... 06/15/07     $ 5,000     $  5,260
  Continental Automotive
    Receivables Owner Trust,
    Series 2000-A, Cl A3
      7.380% ............... 02/15/04       8,159        8,310
  Daimler Chrysler Auto Trust,
    Series 2001-A, Cl A4
      5.400% ............... 03/06/06       3,000        3,105
  Daimler Chrysler Auto Trust,
    Series 2001-C, Cl A4
      4.630% ............... 12/06/06       4,000        4,058
  Flagship Auto Receivables
    Owner Trust, Series 1999-2, Cl A3
      6.835% ............... 11/18/04       9,000        9,371
  Ford Credit Automotive
    Owner Trust, Series 2000-A, Cl A5
      7.190% ............... 03/15/04       2,175        2,291
  Ford Credit Automotive
    Owner Trust, Series 2000-E, Cl A4
      6.740% ............... 06/15/04       4,400        4,560
  Ford Credit Automotive
    Owner Trust, Series 2000-F, Cl A2
      6.560% ............... 05/17/04       3,000        3,141
  Household Automobile Revolving
    Trust I, Series 1998-1 Cl A3 (A)
      2.970% ............... 07/17/03         115          115
  Wells Fargo Auto Trust,
    Series 2001-A, Cl A4
      5.070% ............... 03/15/08       2,800        2,883
                                                      --------
                                                        44,896
                                                      --------
CREDIT CARDS -- 3.7%
  Citibank Credit Card Trust,
    Series 1999-1, Cl A
      5.500% ............... 02/15/06       2,300        2,390
  Household Private Label Credit
    Card Trust, Series 2001-2 A
      4.950% ............... 06/16/08       1,760        1,806
  Sears Credit Account Master
    Trust, Series 1999-3, Cl A
      6.450% ............... 11/17/09       2,935        3,119
  Sears Credit Account Master
    Trust, Series 1996-4, Cl A
      6.450% ............... 10/16/06         362          369
                                                      --------
                                                         7,684
                                                      --------
MORTGAGE RELATED -- 9.9%
  Amresco Securitized Net Interest,
    Series 1997-1, Cl A (B) (C)
      7.545% ............... 09/26/27       1,780        1,460
  Asset Backed Funding Certificate,
    Series 2001-AQ1, Cl A2
      5.357% ............... 01/20/22       5,000        5,087
  Bear Stearns Asset Backed
    Securities, Series 1999-2,
    CL AF2
      7.910% ............... 10/25/29       1,708        1,823


                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA LIMITED MATURITY BOND FUND
================================================================================

NOVEMBER 30, 2001
(UNAUDITED)

                          -------------------------------------
                                                        VALUE
                            MATURITY      PAR (000)     (000)
                          -------------------------------------
ASSET BACKED SECURITIES -- CONTINUED
MORTGAGE RELATED -- CONTINUED
  EQCC Home Equity Loan Trust,
    Series 1999-3, Cl A3F
      7.067% ............... 11/25/24     $ 3,030     $  3,171
  GE Capital Mortgage Services,
    Series 1999-He1 A7
      6.265% ............... 04/25/29       3,000        3,106
  Home Equity Residential,
    Series 2001-I, Cl AH2
      5.885% ............... 04/15/19       2,000        2,057
  Mellon Residential Funding,
    Series 2001-HEIL, Cl A2
      5.565% ............... 06/25/09       3,500        3,581
  Morgan Keegan & Associates (A)
      7.225% ............... 04/25/09         162          172
                                                      --------
                                                        20,457
                                                      --------
OTHER -- 2.7%
  Detroit Edison Securitization Funding,
    Series 2001-1, Cl A2
      5.510% ............... 03/01/07       2,000        2,072
  GE Capital Equipment Lease Trust,
    Series 1997-A, Cl A
      6.850% ............... 05/20/08         529          549
  Green Tree Recreational Equipment
    & Consumer Trust,
    Series 1997-B, Cl A1
      6.550% ............... 07/15/28         870          902
  PSE & G Transition Funding LLC,
    Series 2001-1, Cl A2
      5.740% ............... 03/15/07       2,000        2,077
                                                      --------
                                                         5,600
                                                      --------
TOTAL ASSET BACKED SECURITIES
   (Cost $76,732) ...............................       78,637
                                                      --------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 11.7%
  Bank of America Mortgage
    Securities, Series 2001-C,
    Cl A3
      5.983% ............... 07/25/31       2,725        2,768
  Bank of America Mortgage Securities,
    Series 2001-E, Cl A2
      5.624% ............... 08/25/31       2,000        2,019
  Chase Mortgage Finance,
    Series 1993-P, Cl A6
      5.650% ............... 12/25/24       2,133        2,137
  GE Capital Mortgage Services,
    Series 1993-18, Cl A10
      6.000% ............... 02/25/09         959          956
  Golden National Mortgage
    Asset Backed Certificate,
    Series 1998-GN1, Cl A
      7.110% ............... 08/25/27           9           10
  Prudential Home Mortgage
    Securities, Series 1992-34, Cl A5
      7.000% ............... 11/25/07       3,000        3,001
  Prudential Home Mortgage
    Securities, Series 1993-44, Cl A11
      6.000% ............... 11/25/23       2,926        2,957


                          -------------------------------------
                                          NUMBER OF     VALUE
                            MATURITY  SHARES/PAR (000)  (000)
                          -------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- CONTINUED
  Prudential Home Mortgage
    Securities, Series 1993-4,
    Cl A10
      7.000% ............... 02/25/24     $ 2,747     $  2,791
  Vendee Mortgage Trust,
    Series 1999-2, Cl 1J
      6.500% ............... 01/15/06       4,600        4,822
  Washington Mutual,
    Series 2001-AR1, Cl IIA2
      5.423% ............... 08/01/31       2,705        2,740
                                                      --------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $23,858) ...............................       24,201
                                                      --------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 7.1%
FEDERAL HOME LOAN MORTGAGE ASSOCIATION -- 6.7%
  Federal Home Loan
    Mortgage Corporation
      6.250% ............... 07/15/04      12,855       13,728
                                                      --------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.4%
  Federal National
    Mortgage Association
      7.500% ............... 07/01/08         779          820
                                                      --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $14,638) ...............................       14,548
                                                      --------
U.S. TREASURY OBLIGATIONS -- 1.8%
  U.S. Treasury Inflationary Protection Security
      3.625% ............... 07/15/02       3,602        3,638
                                                      --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $3,603) ................................        3,638
                                                      --------
U.S. TREASURY NOTES -- 7.3%
  United States Treasury Note
      6.250% ............... 02/15/03      12,300       12,879
      4.625% ............... 05/15/06       2,125        2,180
                                                      --------
TOTAL U.S. TREASURY NOTES
   (Cost $14,903) ...............................       15,059
                                                      --------
CASH EQUIVALENT -- 3.6%
  Fidelity Domestic Money
    Market Fund ............            7,384,372        7,384
                                                      --------
TOTAL CASH EQUIVALENT
   (Cost $7,384) ................................        7,384
                                                      --------
TOTAL INVESTMENTS -- 99.3%
   (Cost $200,156) ..............................      204,648
                                                      ========
OTHER ASSETS AND LIABILITIES, NET -- 0.7% .......        1,503
                                                      --------

                             See Accompanying Notes

                                                         STATEMENT OF NET ASSETS
                                               ARMADA LIMITED MATURITY BOND FUND
================================================================================

                                                               NOVEMBER 30, 2001
                                                                     (UNAUDITED)

                                                      --------
                                                        VALUE
                                                        (000)
                                                      --------

NET ASSETS:
Portfolio Shares of Class I
   (unlimited authorization -- no par value)
   based on 19,925,914 outstanding shares of
   beneficial interest ..........................     $207,792
Portfolio Shares of Class A
   (unlimited authorization -- no par value)
   based on 526,859 outstanding shares of
   beneficial interest ..........................        7,220
Portfolio Shares of Class B
   (unlimited authorization -- no par value)
   based on 85,210 outstanding shares of
   beneficial interest ..........................          876
Portfolio Shares of Class C
   (unlimited authorization -- no par value)
   based on 29,255 outstanding shares of
   beneficial interest ..........................          293
Undistributed net investment income .............           22
Accumulated net realized loss on investments ....      (14,544)
Net unrealized appreciation on investments ......        4,492
                                                      --------
TOTAL NET ASSETS -- 100.0% ......................     $206,151
                                                      ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS I .............................       $10.02
                                                      ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A ...................       $10.05
                                                      ========
MAXIMUM OFFERING PRICE PER
   SHARE -- CLASS A ($10.05 / 97.25%) ...........       $10.33
                                                      ========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS B ...................       $10.05
                                                      ========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C ...................       $10.05
                                                      ========
--------------------------------------------
(A) VARIABLE RATE SECURITY -- RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 2001, AND THE DATE REPORTED IS THE FINAL MATURITY DATE NOT THE NEXT RESET OR PUT DATE.
(B) PRIVATE PLACEMENT SECURITY
(C) SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES.
CL--CLASS
MTN--MEDIUM TERM NOTE

                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA TOTAL RETURN ADVANTAGE FUND
================================================================================

NOVEMBER 30, 2001
(UNAUDITED)

                          -------------------------------------
                                                        VALUE
                            MATURITY      PAR (000)     (000)
                          -------------------------------------
CORPORATE BONDS -- 55.1%
BASIC MATERIALS -- 1.0%
  Abitibi-Consolidated
      8.550% ............... 08/01/10     $   300     $    317
  Alcoa
      7.375% ............... 08/01/10       2,310        2,552
                                                      --------
                                                         2,869
                                                      --------
COMMERCIAL SERVICES -- 0.1%
  Iron Mountain
      8.625% ............... 04/01/13         170          181
                                                      --------
CONSUMER CYCLICALS -- 3.1%
  Ford Motor
      6.375% ............... 02/01/29       3,675        3,069
  Navistar International, Ser B
      8.000% ............... 02/01/08         300          294
  Target
      5.500% ............... 04/01/07       2,450        2,497
  Unilever
      6.750% ............... 11/01/03       1,425        1,513
  Wal-Mart Stores
      7.550% ............... 02/15/30       1,330        1,548
                                                      --------
                                                         8,921
                                                      --------
CONSUMER NON-CYCLICALS -- 2.6%
  Coca-Cola Enterprises
      6.125% ............... 08/15/11         715          731
  Kroger
      6.375% ............... 03/01/08       1,625        1,682
  Pepsi Bottling Holdings (B)
      5.375% ............... 02/17/04       1,855        1,931
  Safeway
      7.250% ............... 09/15/04       2,925        3,119
                                                      --------
                                                         7,463
                                                      --------
CONSUMER SERVICES -- 2.5%
  Comcast Cable Communications
      6.375% ............... 01/30/06       1,940        1,999
      6.200% ............... 11/15/08       1,590        1,596
  MGM Mirage
      8.375% ............... 02/01/11         300          301
  Park Place Entertainment (B)
      7.500% ............... 09/01/09       1,000          990
  Time Warner
      6.625% ............... 05/15/29       2,300        2,188
                                                      --------
                                                         7,074
                                                      --------
ENERGY -- 3.5%
  Cleveland Electric Illumination
      9.000% ............... 07/01/23         260          274
  Conoco
      6.950% ............... 04/15/29       2,550        2,582
      5.900% ............... 04/15/04       1,495        1,557
  Exxon Mobil
      8.625% ............... 08/15/21       2,000        2,515
  First Energy
      6.450% ............... 11/15/11       1,000          992
  Newfield Exploration
      7.450% ............... 10/15/07         450          454
  PSE&G Power (A)
      8.625% ............... 04/15/31         500          573


                          -------------------------------------
                                                        VALUE
                            MATURITY      PAR (000)     (000)
                          -------------------------------------
CORPORATE BONDS -- CONTINUED
ENERGY -- CONTINUED
  Wisconsin Energy
      5.875% ............... 04/01/06     $ 1,150     $  1,177
                                                      --------
                                                        10,124
                                                      --------
FINANCIALS -- 15.9%
  ABN Amro Bank of Chicago
      7.250% ............... 05/31/05       1,300        1,409
  Associates of North America
      7.750% ............... 02/15/05       2,225        2,397
  Bear Stearns
      6.500% ............... 05/01/06       2,100        2,189
  Chase Manhattan
      6.375% ............... 02/15/08       3,200        3,336
  Citicorp
      7.125% ............... 09/01/05       1,000        1,080
  Citigroup
      7.250% ............... 10/01/10       3,000        3,266
  First Union
      7.125% ............... 10/15/06       4,400        4,747
  Fleet Boston Financial
      6.500% ............... 03/15/08       2,775        2,870
      6.375% ............... 05/15/08       1,250        1,283
  Ford Motor Credit
      7.375% ............... 10/28/09       2,625        2,686
      6.550% ............... 09/10/02         750          769
  General Electric Capital, Cl A (MTN)
      7.000% ............... 02/03/03       2,060        2,158
  General Motors Acceptance
      8.000% ............... 11/01/31         875          901
  Household Finance
      6.750% ............... 05/15/11       3,000        3,101
  IBP Finance (B)
      7.450% ............... 06/01/07         300          304
  Lehman Brothers Holdings
      7.000% ............... 02/01/08       3,000        3,156
  Merrill Lynch
      6.000% ............... 02/17/09       2,725        2,746
  Morgan Stanley Dean Witter
      6.750% ............... 04/15/11       3,000        3,120
  National Westminster Bank
      7.375% ............... 10/01/09         100          109
  Remington Arms, Cl B
      9.500% ............... 12/01/03         150          146
  Verizon Global Funding
      7.750% ............... 12/01/30       1,050        1,176
  Wells Fargo Bank
      7.550% ............... 06/21/10       2,250        2,491
                                                      --------
                                                        45,440
                                                      --------
HEALTHCARE -- 0.2%
  Beckman Coulter
      6.875% ............... 11/15/11         500          498
                                                      --------
INDUSTRIALS -- 1.8%
  D.R. Horton
      9.375% ............... 03/15/11         300          312
  Monsanto
      6.600% ............... 12/01/28       3,090        3,209


                             See Accompanying Notes

                                                         STATEMENT OF NET ASSETS
                                              ARMADA TOTAL RETURN ADVANTAGE FUND
================================================================================

                                                               NOVEMBER 30, 2001
                                                                     (UNAUDITED)

                          -------------------------------------
                                                        VALUE
                            MATURITY      PAR (000)     (000)
                          -------------------------------------

CORPORATE BONDS -- CONTINUED
INDUSTRIALS -- CONTINUED
  Systems 2001 Asset Trust (B)
      6.664% ............... 09/15/13     $   728     $    751
  Union Pacific
      6.625% ............... 02/01/29         980          946
                                                      --------
                                                         5,218
                                                      --------
REAL ESTATE INVESTMENT TRUSTS -- 0.6%
  Mack-Cali Realty
      7.000% ............... 03/15/04       1,650        1,724
                                                      --------
SOVEREIGN AGENCY -- 19.8%
  Fannie Mae
      6.625% ............... 11/15/10       5,100        5,553
      6.625% ............... 11/15/30       5,035        5,400
      6.000% ............... 12/15/05      18,165       19,300
  Freddie Mac
      6.250% ............... 07/15/04       4,090        4,371
  Kingdom of Sweden
      6.500% ............... 03/04/03       4,160        4,363
  Province of Ontario
      7.375% ............... 01/27/03       6,015        6,307
  Quebec Province
      8.625% ............... 01/19/05       4,050        4,534
  Republic of Finland
      7.875% ............... 07/28/04       3,185        3,527
      5.875% ............... 02/27/06       2,895        3,043
                                                      --------
                                                        56,398
                                                      --------
TECHNOLOGY -- 2.2%
  Apple Computer
      6.500% ............... 02/15/04         300          296
  Applied Materials
      7.125% ............... 10/15/17       3,475        3,492
  Hewlett-Packard
      7.150% ............... 06/15/05         750          799
  International Business Machines
      6.500% ............... 01/15/28       1,540        1,561
                                                      --------
                                                         6,148
                                                      --------
TELECOMMUNICATIONS -- 0.8%
  BellSouth
      6.875% ............... 10/15/31         700          722
  Crown Castle International
      9.375% ............... 08/01/11         130          126
  COX Communications
      6.750% ............... 03/15/11       1,500        1,530
                                                      --------
                                                         2,378
                                                      --------
TRANSPORTATION -- 0.9%
  Federal Express
      6.720% ............... 01/15/22       1,617        1,599
  Union Pacific
      7.600% ............... 05/01/05         790          856
                                                      --------
                                                         2,455
                                                      --------
UTILITIES -- 0.1%
  Calpine Canada Energy
      8.500% ............... 05/01/08         300          299
                                                      --------
TOTAL CORPORATE BONDS
   (Cost $152,256) ..............................      157,190
                                                      --------


                          -------------------------------------
                                                        VALUE
                            MATURITY      PAR (000)     (000)
                          -------------------------------------
ASSET BACKED SECURITIES -- 16.4%
AUTOMOTIVE -- 7.1%
  Daimler Chrysler Auto Trust,
    Series 2001-A, Cl A4
      5.400% ............... 03/06/06     $ 5,785     $  5,988
  Ford Credit Auto Trust,
    Series 2000-D, Cl A5
      7.150% ............... 01/15/05       7,000        7,331
  World Omni Auto Receivables Trust
      5.300% ............... 02/20/05       6,855        7,051
                                                      --------
                                                        20,370
                                                      --------
CREDIT CARDS -- 4.8%
  Discover Card Master Trust,
    Series 1999-6, Cl A
      6.850% ............... 07/17/07       2,779        2,980
  MBNA Master Credit Card Trust,
    Series 2000-L, Cl A
      6.500% ............... 04/15/10      10,000       10,666
                                                      --------
                                                        13,646
                                                      --------
OTHER ASSET-BACKED SECURITIES -- 4.5%
  Railcar Leasing LLC, Series 1, Cl A1
      6.750% ............... 07/15/06       6,360        6,717
  US Airways, Series 2000-3G
      7.890% ............... 09/01/20       5,884        6,049
                                                      --------
                                                        12,766
                                                      --------
TOTAL ASSET BACKED SECURITIES
   (Cost $44,988) ...............................       46,782
                                                      --------
COMMERCIAL-MORTGAGE BACKED SECURITIES -- 8.7%
  GMAC Commercial
    Mortgage Securities,
    Series 1999-C1, Cl A2
      6.175% ............... 05/15/33       8,415        8,641
  Morgan Stanley Dean
    Witter Capital,
    Series 2000-TOP1, Cl A1
      6.020% ............... 11/15/05       7,355        7,646
  Salomon Brothers
    Mortgage Securities,
    Series 2001-C1, Cl A3
      6.428% ............... 12/18/35       8,290        8,510
                                                      --------
TOTAL COMMERCIAL-MORTGAGE BACKED SECURITIES
   (Cost $24,220) ...............................       24,797
                                                      --------
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS -- 1.3%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.0%
      8.750% ............... 05/01/07           2            2
      7.500% ............... 01/01/06          35           36
                                                      --------
                                                            38
                                                      --------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 1.3%
      5.730% ............... 12/01/08       3,499        3,580
                                                      --------
                                                         3,580
                                                      --------
TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS
   (Cost $3,471) ................................        3,618
                                                      --------


                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA TOTAL RETURN ADVANTAGE FUND
================================================================================

NOVEMBER 30, 2001
(UNAUDITED)

                          -------------------------------------
                                          NUMBER OF     VALUE
                            MATURITY  SHARES/PAR (000)  (000)
                          -------------------------------------
MORTGAGE PASS THROUGH OBLIGATION -- 0.1%
  Thirty-Seventh FHA Insurance Project
      7.430% ............... 05/01/22     $   368     $    368
                                                      --------
TOTAL MORTGAGE PASS THROUGH OBLIGATION
   (Cost $369) ..................................          368
                                                      --------
U.S. TREASURY OBLIGATIONS -- 17.0%
U.S. TREASURY BONDS -- 10.5%
      6.250%# .............. 08/15/23       8,000        8,682
      6.000%# .............. 02/15/26      10,820       11,426
      5.250%# .............. 02/15/29      10,025        9,682
                                                      --------
                                                        29,790
                                                      --------
U.S. TREASURY NOTES -- 6.5%
      6.125%# .............. 08/15/07       1,845        2,014
      6.000%# .............. 08/15/04       1,545        1,654
      5.000%# .............. 02/15/11      12,500       12,732
      4.625%# .............. 05/15/06       2,000        2,052
                                                      --------
                                                        18,452
                                                      --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $47,072) ...............................       48,242
                                                      --------
CASH EQUIVALENT -- 0.4%
  Fidelity Domestic Money Market Fund   1,176,799        1,177
                                                      --------
TOTAL CASH EQUIVALENT
   (Cost $1,177) ................................        1,177
                                                      --------
TOTAL INVESTMENTS -- 99.0%
   (Cost $273,553) ..............................      282,174
                                                      ========
OTHER ASSETS AND LIABILITIES, NET -- 1.0% .......        2,961
                                                      --------

                                                      --------
                                                        VALUE
                                                        (000)
                                                      --------
NET ASSETS:
Portfolio Shares of Class I
   (unlimited authorization -- no par value)
   based on 27,501,062 outstanding shares of
   beneficial interest ..........................     $275,043
Portfolio Shares of Class A
   (unlimited authorization -- no par value)
   based on 100,867 outstanding shares of
   beneficial interest ..........................        1,225
Portfolio Shares of Class B
   (unlimited authorization -- no par value)
   based on 21,190 outstanding shares of
   beneficial interest ..........................          215
Portfolio Shares of Class C
   (unlimited authorization -- no par value)
   based on 3,248 outstanding shares of
   beneficial interest ..........................           32
Distributions in excess of net investment income          (114)
Accumulated net realized gain on investments ....          113
Net unrealized appreciation on investments ......        8,621
                                                      --------
TOTAL NET ASSETS -- 100.0% ......................     $285,135
                                                      ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS I .............................       $10.32
                                                      ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A ...................       $10.33
                                                      ========
MAXIMUM OFFERING PRICE PER
   SHARE -- CLASS A ($10.33 / 95.25%) ...........       $10.85
                                                      ========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS B ...................       $10.36
                                                      ========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C ...................       $10.35
                                                      ========
----------------------------------------------
  # SECURITY FULLY OR PARTIALLY ON LOAN
(A) VARIABLE RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 2001, AND THE DATE REPORTED IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
(B) PRIVATE PLACEMENT
CL--CLASS
MTN -- MEDIUM TERM NOTE

                             See Accompanying Notes

                                                         STATEMENT OF NET ASSETS
                                              ARMADA U.S. GOVERNMENT INCOME FUND
================================================================================

                                                               NOVEMBER 30, 2001
                                                                     (UNAUDITED)

                          -------------------------------------
                                                        VALUE
                            MATURITY      PAR (000)     (000)
                          -------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.1%
  Cityfed Mortgage Trust,
    Series 1, Cl D
     10.000% ............... 01/01/18     $    17     $     17
  MDC Asset Investors Trust,
    Series XI, Cl 8
      7.000% ............... 02/20/19         295          300
  Prudential Home
    Mortgage Securities,
    Series 1993-44, Cl A11
      6.000% ............... 11/25/23       1,735        1,753
  Security Mortgage Acceptance
    Corporation, Series B, Cl 4
      9.000% ............... 12/01/16       1,671        1,779
  Structured Mortgage Asset
    Residential Trust, Series 1992-2, Cl I
      8.250% ............... 06/25/19         526          583
  Washington Mutual,
    Series 2001-AR1, Cl IIA2
      5.423% ............... 08/01/31       2,000        2,026
                                                      --------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $6,395) ................................        6,458
                                                      --------
COMMERCIAL-MORTGAGE BACKED OBLIGATION -- 1.1%
  Credit Suisse First Boston
    Mortgage Securities,
    Series 1997-C1, Cl A1C
      7.240% ............... 04/20/07       2,200        2,363
                                                      --------
TOTAL COMMERCIAL-MORTGAGE BACKED OBLIGATION
   (Cost $2,261) ................................        2,363
                                                      --------
U.S. GOVERNMENT AGENCY OBLIGATION -- 1.0%
      8.140% ............... 04/15/27       2,058        1,986
                                                      --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
   (Cost $2,027) ................................        1,986
                                                      --------
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATION -- 90.9%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 15.3%
     12.250% ............... 08/01/15         467          537
     10.500% ............... 11/01/02          13           14
     10.000% ............... 09/01/16         157          174
      9.750% .....11/01/08 - 04/01/09         270          293
      9.250% .....08/01/13 - 11/01/19          98          107
      9.000% .....04/01/06 - 09/01/20       1,517        1,649
      8.750% .....06/01/16 - 07/01/17         372          401
      8.500% .....03/01/06 - 01/01/22       1,423        1,524
      8.000% .....09/01/03 - 03/01/22       1,348        1,429
      7.500% .....05/15/22 - 08/01/30       6,170        6,412
      7.000% .....01/01/31 - 05/01/31      13,910       14,307
      6.500% ............... 08/01/31       4,949        5,016
                                                      --------
                                                        31,863
                                                      --------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 51.1%
     14.000% ............... 11/01/12         112          126
     12.500% ............... 05/01/15         499          582
     11.250% .....06/01/13 - 05/01/14          38           43



                          -------------------------------------
                                                        VALUE
                            MATURITY      PAR (000)     (000)
                          -------------------------------------
U.S. GOVERNMENT MORTGAGE BACKED
   OBLIGATIONS -- CONTINUED
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- CONTINUED
     10.500% .....01/01/04 - 05/01/04     $    27     $     29
     10.000% ............... 06/01/21          64           72
      9.500% ............... 09/01/11         313          332
      9.000% .....06/01/09 - 10/01/19         269          292
      8.500% .....11/01/21 - 09/01/23         356          387
      8.000% .....12/01/17 - 03/01/23       2,040        2,165
      7.500% .....05/25/21 - 06/01/31      19,214       19,980
      7.000% .....12/01/15 - 08/01/31       4,777        4,962
      6.500% .....04/01/16 - 12/13/31      55,778       56,541
      6.000% .....05/01/16 - 06/01/31      20,963       20,934
                                                      --------
                                                       106,445
                                                      --------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 24.5%
     17.000% ............... 11/15/11          84          107
     16.000% .....11/15/11 - 12/15/11           5            6
     15.000% .....06/15/11 - 01/15/13       2,408        2,954
     14.500% .....09/15/12 - 08/15/14          14           18
     14.000% .....05/15/11 - 02/15/15       1,064        1,280
     13.500% .....05/15/10 - 06/20/15       1,255        1,503
     13.000% .....11/15/10 - 06/20/15       1,164        1,381
     12.750% .....09/20/13 - 12/20/14         170          198
     12.500% .....04/15/10 - 01/20/16       2,723        3,205
     12.000% .....08/15/12 - 01/15/16       1,290        1,524
     11.500% .....06/20/04 - 12/15/15         369          429
     10.500% .....11/15/03 - 09/15/04          61           65
      9.250% .....05/15/16 - 05/15/21         643          715
      9.000% .....10/15/04 - 12/15/22       2,596        2,843
      8.750% .....08/15/08 - 06/15/17         319          348
      8.500% .....03/20/17 - 09/15/24         359          389
      8.250% .....01/15/05 - 06/15/16         610          656
      8.000% .....04/15/17 - 05/20/24       1,269        1,356
      7.500% .....05/15/22 - 12/15/29       1,706        1,788
      7.000% .....10/15/22 - 07/15/31      19,203       19,831
      6.500% ............... 03/15/29       2,319        2,357
      6.000% ............... 07/20/29       8,213        8,122
                                                      --------
                                                        51,075
                                                      --------
TOTAL U.S. GOVERNMENT MORTGAGE
   BACKED OBLIGATIONS
   (Cost $186,684) ..............................      189,383
                                                      --------
U.S. TREASURY OBLIGATION -- 1.9%
  U.S. Treasuty Note
    3.500%# ................ 11/15/06       4,000        3,902
                                                      --------
TOTAL U.S. TREASURY OBLIGATION
   (Cost $3,850) ................................        3,902
                                                      --------
COMMERCIAL PAPER -- 11.0%
  Market Funding
      2.030% ............... 12/12/01       3,000        2,998
  Preferred Receivables
      2.020% ............... 12/13/01      10,000        9,993
  Public Square
      2.380% ............... 12/13/01      10,000        9,993
                                                      --------
TOTAL COMMERCIAL PAPER
   (Cost $22,984)                                       22,984
                                                      --------


                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA U.S. GOVERNMENT INCOME FUND
================================================================================

NOVEMBER 30, 2001
(UNAUDITED)

                                      ------------------------
                                                       VALUE
                                         PAR (000)     (000)
                                      ------------------------
CASH EQUIVALENT -- 4.1%
  Goldman Sachs Financial Square
    Government Money Market Fund ..     8,642,454     $  8,642
                                                      --------
TOTAL CASH EQUIVALENT
   (Cost $8,642) ................................        8,642
                                                      --------
TOTAL INVESTMENTS -- 113.1%
   (Cost $232,843) ..............................      235,718
                                                      ========
OTHER ASSETS AND LIABILITIES, NET -- (13.1%) ....      (27,220)
                                                      --------
NET ASSETS:
Portfolio Shares of Class I
   (unlimited authorization -- no par value)
   based on 19,923,214 outstanding shares of
   beneficial interest                                 188,434
Portfolio Shares of Class A
   (unlimited authorization -- no par value)
   based on 1,402,888 outstanding shares of
   beneficial interest                                  16,177
Portfolio Shares of Class B
   (unlimited authorization -- no par value)
   based on 732,779 outstanding shares of
   beneficial interest                                   6,645
Portfolio Shares of Class C
   (unlimited authorization -- no par value)
   based on 91,238 outstanding shares of
   beneficial interest                                     853
Distributions in excess of net investment income           (32)
Accumulated net realized loss on investments            (6,454)
Net unrealized appreciation on investments               2,875
                                                      --------
TOTAL NET ASSETS -- 100.0%                            $208,498
                                                      ========
NET ASSET VALUE,  OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS I                                      $9.41
                                                      ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A                            $9.41
                                                      ========
MAXIMUM OFFERING PRICE PER
   SHARE -- CLASS A ($9.41 / 95.25%)                     $9.88
                                                      ========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS B                            $9.39
                                                      ========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C                            $9.40
                                                      ========
 -------------------------------------------
  # SECURITY FULLY OR PARTIALLY ON LOAN.
(A) VARIABLE RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 2001, AND THE DATE REPORTED IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
(B) DELAYED INTEREST (STEP-BONDS) -- REPRESENTS SECURITIES THAT REMAIN ZERO-COUPON SECURITIES UNTIL A PREDETERMINED DATE AT WHICH TIME THE STATED COUPON RATE BECOMES EFFECTIVE AND INTEREST BECOMES PAYABLE AT REGULAR INTERVALS. THE INTEREST RATE DISCLOSED REPRESENTS THE YIELD AT NOVEMBER 30, 2001, BASED UPON THE ESTIMATED TIMING AND AMOUNT OF FUTURE INTEREST AND PRINCIPAL PAYMENTS.
CL--CLASS
MTN--MEDIUM TERM NOTE

                             See Accompanying Notes

                                                         STATEMENT OF NET ASSETS
                                             ARMADA MICHIGAN MUNICIPAL BOND FUND
================================================================================

                                                               NOVEMBER 30, 2001
                                                                     (UNAUDITED)

                          -------------------------------------
                                                        VALUE
                            MATURITY      PAR (000)     (000)
                          -------------------------------------

MUNICIPAL BONDS -- 98.8%
MICHIGAN -- 89.8%
  Anchor Bay School District
    (GO) (FGIC) Series II
      6.125% ............... 05/01/11     $   350     $    399
  Brighton Area School District
    (GO) (AMBAC) (C) Series II
      0.000% ............... 05/01/11       2,000        1,302
  Byron Center Public School
    (GO) (MBIA)
      8.250% ............... 05/01/08       1,380        1,706
      8.250% ............... 05/01/09       1,380        1,737
  Central Michigan University
    (RB) (FGIC)
      5.000% ............... 10/01/18       1,000        1,005
  Clarkeston State Community
    Schools (GO) (FGIC)
      6.250% ............... 05/01/05       1,000        1,100
  Detroit Distributable State Aid
    (GO) (AMBAC)
      5.250% ............... 05/01/08       2,000        2,137
  Detroit Downtown Development
    (GO) (AMBAC) Series A
      6.250% ............... 07/15/11       1,600        1,844
  Detroit School District (GO)
    (FGIC) Series B
      5.000% ............... 05/01/17       1,000        1,005
  Detroit Sewer Disposal System
    (RB) (MBIA) Series A
      6.000% ............... 07/01/07       2,500        2,772
  Detroit Sewer Disposal System
    (RB) (MBIA) Series B
      6.000% ............... 07/01/09       1,000        1,121
      6.000% ............... 07/01/10       1,380        1,547
  Detroit Water Supply System
    (RB) (FGIC)
      6.500% ............... 07/01/15       1,000        1,180
  Detroit Water Supply System
    (RB) (MBIA) Series A
      6.000% ............... 07/01/13       1,000        1,125
  Detroit Water Supply System
    (RB) (MBIA) Series B
      5.550% ............... 07/01/12       2,000        2,192
  Ecorse Public School District
    (GO) (FGIC)
      6.500% ............... 05/01/07       1,350        1,527
  Flint (GO) (MBIA)
      6.000% ............... 11/01/04       1,110        1,207
  Forest Hills Public Schools (GO)
      5.000% ............... 05/01/12       1,000        1,045
  Goodrich Area School District
    (GO) (FSA) Series A
      5.750% ............... 05/01/12       1,020        1,131
  Goodrich Area School District,
    Prerefunded 05/01/05 @ 102
    (GO) (AMBAC)
      7.650% ............... 05/01/05       1,125        1,311
  Grand Haven Area Public
    Schools (GO) (MBIA)
      7.000% ............... 05/01/07       1,235        1,423


                          -------------------------------------
                                                        VALUE
                            MATURITY      PAR (000)     (000)
                          -------------------------------------
MUNICIPAL BONDS -- CONTINUED
MICHIGAN -- CONTINUED
  Grand Ledge Public School
    District (GO) (MBIA)
      5.450% ............... 05/01/11     $ 1,250     $  1,362
  Grand Rapids Building
    Authority (RB)
      5.000% ............... 04/01/15       1,570        1,623
  Grand Rapids Community
    College, Prerefunded
    05/01/03 @ 101.5 (GO) (MBIA)
      5.900% ............... 05/01/03       2,000        2,127
  Grand Rapids Sanitation &
    Sewer Systems (RB) (FGIC)
    Series A
      5.375% ............... 01/01/16       1,535        1,637
  Grand Valley Michigan State
    University (RB) (FGIC)
      5.750% ............... 12/01/14       1,405        1,535
  Greater Detroit Resource
    Recovery Authority (RB)
    (AMBAC) Series B
      6.250% ............... 12/13/08       1,500        1,691
  Hartland School District (GO) (B)
      5.050% ............... 05/01/18       1,000        1,004
  Hartland School District,
    Prerefunded 05/01/10 @ 100
    (GO) (FGIC)
      6.000% ............... 05/01/10       1,325        1,501
  Holt Public Schools (GO) (FGIC)
    Series A
      5.625% ............... 05/01/15       1,275        1,359
  Jenison Public Schools (GO) (FGIC)
      5.250% ............... 05/01/12       1,000        1,067
  Kalamazoo (GO)
      6.200% ............... 10/01/06       1,650        1,722
  Kalamazoo Hospital Finance
    Authority, Borgess Medical
    Center (RB) (ETM) (FGIC)
    Series A
      6.125% ............... 07/01/07       2,000        2,079
  Kalamazoo Hospital Finance
    Authority, Bronson Methodist
    (RB) (ETM) Series A
      5.875% ............... 05/15/03       1,440        1,512
  Kalamazoo Public Library
    (GO) (MBIA)
      5.200% ............... 05/01/11       1,000        1,070
  Kent County Hospital Finance
    Authority, Butterworth
    Hospital Project (RB) Series A
      7.250% ............... 01/15/13       5,000        6,056
  Kentwood Public School System (GO)
      5.900% ............... 05/01/04         500          516
  Kentwood Public School System,
    Prerefunded 05/01/02 @ 102 (GO)
      5.900% ............... 05/01/02         500          518
  Lake Orion Community
    School District, Prerefunded
    05/01/05 @ 101 (GO) (AMBAC)
      7.000% ............... 05/01/05       2,000        2,270


                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA MICHIGAN MUNICIPAL BOND FUND
================================================================================

NOVEMBER 30, 2001
(UNAUDITED)

                          -------------------------------------
                                                        VALUE
                            MATURITY      PAR (000)     (000)
                          -------------------------------------

MUNICIPAL BONDS -- CONTINUED
MICHIGAN -- CONTINUED
  Lakeshore Public Schools (GO) (B)
      5.000% ............... 05/01/17     $   500     $    502
  Lansing (GO)
      6.000% ............... 01/01/07       1,335        1,470
  Lansing Building Authority
    (GO) (ETM) (AMBAC)
      6.000% ............... 06/01/04       1,000        1,018
  Lansing School District,
    Prerefunded 05/01/05 @ 100
    (GO) Series III
      6.875% ............... 05/01/05       2,000        2,242
  Lansing Tax Increment Finance
    Authority (GO) (ETM)
      6.000% ............... 10/01/02       1,000        1,033
  Livonia Public School
    District (GO) Series I
      6.350% ............... 05/01/04       1,000        1,035
  Michigan Municipal Bond
    Authority, Revolving Fund (RB)
      6.000% ............... 10/01/07       2,000        2,240
  Michigan State (GO)
      5.500% ............... 12/01/13       1,120        1,231
  Michigan State Building Authority,
    Facilities Program (RB) Series 1
      5.250% ............... 10/15/11       2,675        2,832
  Michigan State Building Facilities
    Authority (RB) Series II
      5.000% ............... 10/15/14       1,000        1,021
  Michigan State Environmental
    Protection Program (GO)
      6.250% ............... 11/01/12       3,250        3,790
  Michigan State Environmental
    Protection Program,
    Prerefunded 11/01/02 @ 102 (GO)
      6.250% ............... 11/01/02       1,000        1,059
  Michigan State Hospital
    Finance Authority (RB)
    (ETM) (MBIA)
      5.375% ............... 08/15/14         285          303
  Michigan State Hospital
    Finance Authority, Genesys
    Health Systems, Prerefunded
    10/01/05 @ 102 (RB) Series A
      8.100% ............... 10/01/05       3,500        4,169
  Michigan State Hospital
    Finance Authority, Harper-Grace
    Hospitals (RB) (ETM)
      7.125% ............... 05/01/09         980        1,107
  Michigan State Hospital
    Finance Authority, Henry Ford
    Health System (RB) (AMBAC)
      6.000% ............... 09/01/11         500          563
  Michigan State Hospital Finance
    Authority, Henry Ford
    Heath System (RB) (AMBAC)
      6.000% ............... 09/01/12       2,000        2,245
  Michigan State Housing
    Development Authority (RB)
    (AMT) (AMBAC) Series A
      5.750% ............... 10/01/04       1,525        1,609


                          -------------------------------------
                                                        VALUE
                            MATURITY      PAR (000)     (000)
                          -------------------------------------
MUNICIPAL BONDS -- CONTINUED
MICHIGAN -- CONTINUED
  Michigan State Housing
    Development Authority (RB)
    Series A
      6.450% ............... 06/01/04     $ 1,000     $  1,030
  Michigan State Housing
    Development Authority,
    Parkway Meadows Project
    (RB) (FSA)
      6.625% ............... 10/15/06       1,000        1,048
  Michigan State Municipal Bond
    Authority (RB) (AMBAC)
      6.200% ............... 05/01/04       1,000        1,078
  Michigan State South Central
    Power Agency System (RB) (MBIA)
      5.800% ............... 11/01/05       2,000        2,190
      5.700% ............... 11/01/04       1,055        1,139
  Michigan State Strategic Fund
    Limited Obligation,
    Consumers Power Project (RB)
    (CAPMAC)
      5.800% ............... 06/15/10       3,000        3,188
  Michigan State Strategic Fund
    Limited Obligation,
    Detroit Edison Project (RB) (FGIC)
      6.950% ............... 05/01/11       2,000        2,400
  Michigan State Strategic Fund
    Limited Obligation,
    Detroit Edison Project (RB) (MBIA)
      7.000% ............... 07/15/08       3,000        3,506
  Michigan State Strategic Fund
    Limited Obligation,
    Ford Motor Project (RB)
    Series A
      7.100% ............... 02/01/06       5,950        6,567
  Michigan State Strategic Fund
    Limited Obligation,
    Pollution Control General
    Motors Project (RB)
      6.200% ............... 09/01/20       1,000        1,058
  Michigan State Trunk Line
    (RB) (MBIA) Series A
      5.250% ............... 11/01/15       2,000        2,120
  Michigan State Underground
    Storage Tank (RB) (AMBAC)
    Series I
      6.000% ............... 05/01/05       1,000        1,090
  Mona Shores School District
    (GO) (FGIC)
      6.750% ............... 05/01/09       2,075        2,423
  Oakland & Washtenaw Counties,
    Community College (RB)
    Partially Prerefunded
    05/01/02 @ 100
      6.650% ............... 05/01/02       1,000        1,039
  Oakland County Economic
    Development Authority,
    Cranbrook Community
    Project (RB)
      5.000% ............... 11/01/17       5,000        5,019


                             See Accompanying Notes

                                                         STATEMENT OF NET ASSETS
                                             ARMADA MICHIGAN MUNICIPAL BOND FUND
================================================================================

                                                               NOVEMBER 30, 2001
                                                                     (UNAUDITED)

                          -------------------------------------
                                                        VALUE
                            MATURITY      PAR (000)     (000)
                          -------------------------------------

MUNICIPAL BONDS -- CONTINUED
MICHIGAN -- CONTINUED
  Oakland County Economic
    Development Authority,
    Cranbrook Community Project,
    Prerefunded 11/01/04 @ 100 (RB)
    Series B
      6.375% ............... 11/01/04     $ 1,000     $  1,099
  Paw Paw Public School District
    (GO) (FGIC)
      6.500% ............... 05/01/09       1,000        1,153
  Rochester Community School
    District, Prerefunded
    05/01/02 @ 100 (GO)
      6.500% ............... 05/01/02       1,000        1,019
      6.300% ............... 05/01/02       2,000        2,035
  Rockford Public School District (GO)
      5.750% ............... 05/01/07       1,135        1,171
  Southgate Community
    School District (GO) (FGIC)
      5.750% ............... 05/01/11       1,665        1,832
  St. Johns Public Schools (GO) (FGIC)
      5.000% ............... 05/01/21       1,130        1,137
  Tecumseh Public Schools (GO) (B)
      5.450% ............... 05/01/18       1,165        1,207
  University of Michigan,
    Student Fee (RB) Series A
      6.000% ............... 04/01/05         500          544
      6.000% ............... 04/01/06       1,315        1,450
  Utica Community Schools (GO)
      5.600% ............... 05/01/05       1,975        2,091
  Van Buren County (GO) (AMBAC)
      5.000% ............... 05/01/16         500          508
  Waterford School District (GO) (B)
      5.000% ............... 06/01/14       1,000        1,013
  Wayne Charter County, Wayne
    County Airport Project
    (RB) (AMT) (AMBAC) Series A
      7.250% ............... 12/01/10         285          297
  Wayne County Building
    Authority, Capital Improvements
    (RB) (MBIA) Series A
      6.000% ............... 06/01/07       2,000        2,228
  Western Michigan University
    (RB) (FGIC) Series A
      5.400% ............... 07/15/08       1,500        1,568
  Western School District (GO) (MBIA)
      5.900% ............... 05/01/10       1,680        1,880
  Wyandotte Electric Authority
    (RB) (MBIA) (A)
      6.250% ............... 10/01/08       3,000        3,353
  Ypsilanti School District (GO) (FGIC)
      6.500% ............... 05/01/06       1,175        1,322
                                                      --------
                                                       151,736
                                                      --------
PUERTO RICO -- 8.6%
  Commonwealth of Puerto Rico
    (GO) (MBIA)
      6.250% ............... 07/01/09       4,000        4,640
      6.250% ............... 07/01/10       2,000        2,333
      6.250% ............... 07/01/12         500          588


                          -------------------------------------
                                          NUMBER OF     VALUE
                            MATURITY  SHARES/PAR (000)  (000)
                          -------------------------------------
MUNICIPAL BONDS -- CONTINUED
PUERTO RICO -- CONTINUED
  Commonwealth of Puerto Rico,
    Electric Power Authority
    (RB) (MBIA) Series W
      6.500% ............... 07/01/05     $ 1,250     $  1,403
  Commonwealth of Puerto Rico,
    Public Buildings Authority
    (RB) (FSA) Series L
      5.500% ............... 07/01/07       4,000        4,420
  University of Puerto Rico
    (RB) (MBIA) Series N
      6.250% ............... 06/01/07       1,000        1,141
                                                      --------
                                                        14,525
                                                      --------
VIRGIN ISLANDS -- 0.4%
  Virgin Islands Public Finance
    Authority (RB) (ETM) Series A
      7.000% ............... 10/01/04         740          795
                                                      --------
TOTAL MUNICIPAL BONDS
   (Cost $156,688) ..............................      167,056
                                                      --------
CASH EQUIVALENT -- 0.3%
  Federated Michigan Tax Free
    Money Market Fund ......              502,543          503
                                                      --------
TOTAL CASH EQUIVALENT
   (Cost $503) ..................................          503
                                                      --------
TOTAL INVESTMENTS -- 99.1%
   (Cost $157,191) ..............................      167,559
                                                      ========
OTHER ASSETS AND LIABILITIES, NET -- 0.9% .......        1,489
                                                      --------
NET ASSETS:
Portfolio Shares of Class I
   (unlimited authorization -- no par value)
   based on 13,145,539 outstanding shares of
   beneficial interest ..........................      135,464
Portfolio Shares of Class A
   (unlimited authorization -- no par value)
   based on 1,994,780 outstanding shares of
   beneficial interest ..........................       20,951
Portfolio Shares of Class B
   (unlimited authorization -- no par value)
   based on 186,770 outstanding shares of
   beneficial interest ..........................        2,029
Portfolio Shares of Class C
   (unlimited authorization -- no par value)
   based on 2,733 outstanding shares of
   beneficial interest ..........................           30
Undistributed net investment income .............          100
Accumulated net realized gain on investments ....          106
Net unrealized appreciation on investments ......       10,368
                                                      --------
TOTAL NET ASSETS -- 100.0% ......................     $169,048
                                                      ========

                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA MICHIGAN MUNICIPAL BOND FUND
================================================================================

NOVEMBER 30, 2001
(UNAUDITED)

                                                      ---------
                                                        VALUE
                                                        (000)
                                                      ---------

NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS I .............................       $11.03
                                                      ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A ...................       $11.02
                                                      ========
MAXIMUM OFFERING PRICE PER
   SHARE -- CLASS A ($11.02 / 95.25%) ...........       $11.57
                                                      ========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS B ...................       $11.04
                                                      ========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C ...................       $11.03
                                                      ========

 -----------------------------------------
(A) VARIABLE RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 2001, AND THE DATE REPORTED IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
(B) SECURITIES ARE BACKED BY A LETTER OF CREDIT BACKED BY A MAJOR FINANCIAL INSTITUTION.
(C) ZERO COUPON
AMBAC--AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT--ALTERNATIVE MINIMUM TAX
ETM--ESCROWED TO MATURITY
FGIC--FEDERAL GUARANTY INSURANCE COMPANY
FSA--FEDERAL SECURITY ASSURANCE
GO--GENERAL OBLIGATION
MBIA--MUNICIPAL BOND INSURANCE ASSOCIATION
RB--REVENUE BOND

                             See Accompanying Notes

                                                         STATEMENT OF NET ASSETS
                                            ARMADA NATIONAL TAX EXEMPT BOND FUND
================================================================================

                                                               NOVEMBER 30, 2001
                                                                     (UNAUDITED)

                          -------------------------------------
                                                        VALUE
                            MATURITY      PAR (000)     (000)
                          -------------------------------------

MUNICIPAL BONDS -- 96.9%
ALASKA -- 0.8%
  Alaska State Housing Finance
    Agency (RB) (MBIA) Series A
      5.050% ............... 12/01/03     $    55     $     57
      4.950% ............... 06/01/02          55           56
  Anchorage (GO) (MBIA)
      5.000% ............... 07/01/14       1,100        1,143
                                                      --------
                                                         1,256
                                                      --------
ARIZONA -- 1.7%
  Maricopa County Industrial
    Development Authority,
    Madera Pointe Apartments
    Project (RB) (FSA) Series A
      5.300% ............... 06/01/06       1,000        1,056
  Tucson Street & Highway User
    Authority (RB) (MBIA)
    Series A
      7.000% ............... 07/01/11       1,500        1,826
                                                      --------
                                                         2,882
                                                      --------
ARKANSAS -- 0.1%
  Arkansas State Industrial
    Development Authority,
    Correctional Facility Finance
    Project (RB) (MBIA)
      4.800% ............... 11/15/06         200          207
                                                      --------
COLORADO -- 0.6%
  Colorado Water Resource Power
    Development Authority (RB)
    Series A
      6.300% ............... 09/01/14       1,000        1,047
                                                      --------
CONNECTICUT -- 2.9%
  Connecticut (GO) Series B
      5.500% ............... 03/15/11       1,000        1,097
  Connecticut Clean Water Fund (RB)
      6.375% ............... 06/01/05       1,770        1,958
  Connecticut State Transportation
     Infrastructure (RB)
      5.375% ............... 09/01/08       1,700        1,842
                                                      --------
                                                         4,897
                                                      --------
DELAWARE -- 1.2%
  Delaware State Transportation &
    Turnpike Authority (RB) (ETM)
      7.800% ............... 07/01/04         645          679
  Delaware State Transportation
    System Authority (RB) (AMBAC)
      6.000% ............... 07/01/06       1,250        1,386
                                                      --------
                                                         2,065
                                                      --------
FLORIDA -- 7.3%
  Dade County School District
    (GO) (MBIA)
      6.500% ............... 02/15/06       1,630        1,819
  Florida Board of Education
    (GO) (ETM)
      9.125% ............... 06/01/14         135          187
  Florida Board of Education
    Capital Outlay (GO) Series A
      4.900% ............... 01/01/12       2,000        2,045


                          -------------------------------------
                                                        VALUE
                            MATURITY      PAR (000)     (000)
                          -------------------------------------
MUNICIPAL BONDS -- CONTINUED
FLORIDA -- CONTINUED
  Florida Board of Higher Education
    (GO) (ETM) Series G
      6.900% ............... 05/01/03     $ 2,000     $  2,127
  Florida Department of Transportation,
    Right of Way Project (GO)
      6.000% ............... 07/01/07       1,000        1,114
  Gulf Breeze Capital Funding
    (RB) (MBIA) (A) Series B
      4.500% ............... 12/01/17       1,000          962
  Jacksonville Excise Tax Project
    (RB) (AMBAC)
      6.500% ............... 10/01/08       2,600        2,733
  Tampa Sports Authority,
    Stadium Project (RB) (MBIA)
      6.000% ............... 01/01/06       1,000        1,096
                                                      --------
                                                        12,083
                                                      --------
GEORGIA -- 4.9%
  Fayette County School District
    (GO) (ETM)
      6.250% ............... 03/01/04       1,200        1,291
  Fulton County Housing
    Authority, Single-Family
    Housing Mortgage Project
    (RB) (AMT) (GNMA) Series A
      5.300% ............... 03/01/05          30           31
      5.100% ............... 03/01/03          30           31
  Georgia Municipal Electric
    Authority (RB) (MBIA)
    Series X
      6.500% ............... 01/01/12       2,000        2,287
  Georgia State (GO) Series B
      6.650% ............... 03/01/09       1,000        1,164
  Georgia State (GO) Series C
      6.600% ............... 04/01/05       2,000        2,217
      6.250% ............... 08/01/06       1,000        1,121
                                                      --------
                                                         8,142
                                                      --------
IDAHO -- 1.0%
  Canyon County School District
    (GO) (MBIA)
      8.125% ............... 07/30/03       1,560        1,704
                                                      --------
ILLINOIS -- 4.7%
  Chicago (GO) (MBIA)
      5.500% ............... 01/01/14       1,000        1,070
  Chicago Emergency Telephone
    Systems (GO) (FGIC)
      5.250% ............... 01/01/20       2,000        2,062
  Du Page County School District
    No.58 (GO) Series A
      5.000% ............... 12/01/11       1,155        1,214
  Illinois Educational Facilities
    Authority, Robert Morris
    College Project (RB) (MBIA)
      4.700% ............... 06/01/04         200          208
  Illinois Highway Toll Authority
    (RB) (FSA) Series A
      5.500% ............... 01/01/13       1,000        1,075
  Illinois Sales Tax Program
    (RB) Series Q
      6.000% ............... 06/15/12       1,000        1,124


                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA NATIONAL TAX EXEMPT BOND FUND
================================================================================

NOVEMBER 30, 2001
(UNAUDITED)

                          -------------------------------------
                                                        VALUE
                            MATURITY      PAR (000)     (000)
                          -------------------------------------
MUNICIPAL BONDS -- CONTINUED
ILLINOIS -- CONTINUED
  Lake County Community
    School District No. 50 (GO)
    (FGIC) Series A
      6.000% ............... 12/01/20     $ 1,000     $  1,074
                                                      --------
                                                         7,827
                                                      --------
INDIANA -- 5.8%
  East Chicago Elementary School
    Building Corporation, First
    Mortgage (RB) (B)
      6.250% ............... 01/05/16       1,750        1,973
  Fort Wayne South Side School
    Building Corporation, First
    Mortgage (RB) (FSA)
      4.750% ............... 07/15/11         500          510
  Hamilton Southeastern
    Consolidated School Building
    Corporation, First Mortgage
    (RB) (B)
      4.550% ............... 07/05/04         300          311
      4.500% ............... 07/05/03         365          376
  Hammond Multi-School
    Building Corporation, First
    Mortgage (RB) (B) (ETM)
    Series B
      6.000% ............... 01/15/18       1,000        1,122
  Indiana State Bond Bank
    Revolving Fund (RB)
    Series B
      5.350% ............... 08/01/21       2,000        2,030
  Indianapolis Local Improvement
    Project (RB) (AMBAC) Series D
      5.375% ............... 02/01/17       1,250        1,289
  IPS School Building, First
    Mortgage, Prerefunded
    07/15/04 @102 (RB)
      6.150% ............... 07/15/04       1,200        1,321
  MSD Steuben County School
    Building Corporation,
    First Mortgage (RB)
      4.250% ............... 03/01/02         245          246
  Vinton-Tecumseh School
    Building Corporation,
    First Mortgage (RB) (B)
      4.350% ............... 01/05/04         495          507
                                                      --------
                                                         9,685
                                                      --------
KANSAS -- 0.7%
  Kansas Department of
    Transportation, Highway
    Authority (RB)
      7.250% ............... 03/01/04       1,000        1,094
                                                      --------
KENTUCKY -- 2.1%
  Kentucky Turnpike Authority,
    Economic Revitalization
    Projects (RB) (AMBAC)
      6.500% ............... 07/01/07       3,000        3,409
                                                      --------
MARYLAND -- 0.7%
  Montgomery County (GO) Series A
      5.700% ............... 07/01/05       1,000        1,089
                                                      --------


                          -------------------------------------
                                                        VALUE
                            MATURITY      PAR (000)     (000)
                          -------------------------------------
MUNICIPAL BONDS -- CONTINUED
MASSACHUSETTS -- 9.2%
  Boston (GO) (MBIA) Series C
      4.250% ............... 11/01/18      $5,290      $ 4,807
  Lawrence (GO) (AMBAC)
      5.500% ............... 02/01/14       1,355        1,452
      5.500% ............... 02/01/17       1,765        1,866
  Massachusetts (GO) (FGIC)
    Series A
      5.750% ............... 08/01/08       1,000        1,106
  Massachusetts Bay Transportation
    Authority, General Transportation
    Systems Project (RB) (B) Series A
      5.800% ............... 03/01/11       1,000        1,115
      5.750% ............... 03/01/18         655          689
  Massachusetts Bay Transportation
    Authority, General Transportation
    Systems Project (RB) (FGIC)
    Series A
      5.500% ............... 03/01/15       1,500        1,588
  Massachusetts Bay Transportation
    Authority, General Transportation
    Systems Project, Prerefunded
    03/01/05 @ 102 (RB) (B) Series A
      5.750% ............... 03/01/05       2,385        2,626
                                                      --------
                                                        15,249
                                                      --------
MICHIGAN -- 1.3%
  Michigan State Underground
    Storage Tank (RB) (AMBAC)
    Series I
      6.000% ............... 05/01/04       2,000        2,148
                                                      --------
MINNESOTA -- 1.3%
  Minnesota (GO)
      6.000% ............... 05/01/06       1,000        1,105
  North St. Paul Maplewood
    Independent School District
    No. 622, Prerefunded
    02/01/05 @ 100 (GO) (MBIA)
    Series A
      6.875% ............... 02/01/05       1,000        1,114
                                                      --------
                                                         2,219
                                                      --------
MISSOURI -- 3.0%
  Kansas City(GO) Series B
      6.000% ............... 02/01/04       1,535        1,637
  Missouri Environmental
    Improvement Authority,
    Revolving Fund Program
    (RB) Series A
      7.000% ............... 10/01/10         495          503
      6.000% ............... 01/01/07       1,545        1,709
  Missouri Environmental
    Improvement Water Authority,
    Revolving Fund Program (RB)
    Series B
      5.500% ............... 07/01/16       1,000        1,093
                                                      --------
                                                         4,942
                                                      --------

                             See Accompanying Notes

                                                         STATEMENT OF NET ASSETS
                                            ARMADA NATIONAL TAX EXEMPT BOND FUND
================================================================================

                                                               NOVEMBER 30, 2001
                                                                     (UNAUDITED)

                          -------------------------------------
                                                        VALUE
                            MATURITY      PAR (000)     (000)
                          -------------------------------------
MUNICIPAL BONDS -- CONTINUED
NEBRASKA -- 0.6%
  American Public Energy Agency,
    Nebraska Gas Supply (RB)
    (AMBAC) Series C
      4.200% ............... 09/01/10     $ 1,000     $    979
                                                      --------
NEVADA -- 2.6%
  Clark County School District
    (GO) (FSA) Series F
      5.500% ............... 06/15/17       1,000        1,048
  Henderson (GO) (MBIA) Series A
      6.500% ............... 06/01/07       1,000        1,134
  Nevada (GO) Series A-1
      6.000% ............... 05/15/09       1,000        1,116
  Nevada Municipal Bond Bank
    Project No. 38-39 (GO) (ETM)
    Series A
      6.300% ............... 07/01/04       1,000        1,035
                                                      --------
                                                         4,333
                                                      --------
NEW JERSEY -- 1.3%
  New Jersey Transportation
    Trust Fund (RB) (AMBAC)
    Series B
      6.000% ............... 06/15/05       2,000        2,185
                                                      --------
NEW MEXICO -- 1.3%
  Albuquerque Joint Water &
    Sewer Systems Project (RB)
      6.000% ............... 07/01/05       1,000        1,095
      6.000% ............... 07/01/07       1,000        1,111
                                                      --------
                                                         2,206
                                                      --------
NEW YORK -- 3.6%
  Buffalo Sewer Authority (RB)
    (FGIC) Series F
      6.000% ............... 07/01/13       1,300        1,485
  New York City (GO) (AMBAC)
    Series K
      8.000% ............... 04/01/03       1,005        1,078
  New York City (GO) (ETM)
    (AMBAC) Series K
      8.000% ............... 04/01/03         995        1,068
  New York City Municipal
    Assistance Authority (RB) (B)
    Series J
      6.000% ............... 07/01/04       1,000        1,079
  New York State Power Authority,
    Prerefunded 01/01/10 @ 100 (RB)
      7.000% ............... 01/01/10       1,000        1,214
                                                      --------
                                                         5,924
                                                      --------
OHIO -- 11.1%
  Butler County Transportation
    Improvement (RB) (FSA)
    Series A
      6.000% ............... 04/01/10       1,000        1,114
      5.500% ............... 04/01/09       1,150        1,248
  Cincinnati (GO)
      5.375% ............... 12/01/20       1,665        1,713



                          -------------------------------------
                                                        VALUE
                            MATURITY      PAR (000)     (000)
                          -------------------------------------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Cleveland Capital Appreciation,
    Cleveland Stadium Project (RB)
    (AMBAC) (C) Series A
      0.000% ............... 12/01/12     $   820     $    460
      0.000% ............... 12/01/15         820          383
  Cleveland Capital Appreciation,
    Cleveland Stadium Project
    (RB) (MBIA) (C) Series B
      0.000% ............... 12/01/16         815          359
  Cleveland Public Power
    Systems, First Mortgage (RB)
    (MBIA) Series 1
      6.000% ............... 11/15/10         995        1,123
  Cleveland Water Works, First
    Mortgage (RB) (MBIA)
     Series G
      5.500% ............... 01/01/09       1,000        1,083
  Cuyahoga County Economic
    Development Authority,
    University School Project
    (RB) (B) Series B
      5.300% ............... 12/01/29       1,000        1,126
  Delaware County Capital
    Facilities (GO)
      6.000% ............... 12/01/12         545          613
  Hamilton County Hospital
    Facilities Authority, Children's
    Hospital Medical Center (RB)
    (MBIA) Series G
      5.375% ............... 05/15/13       1,100        1,155
  Hudson Local School District
    (GO) (FGIC) (C)
      0.000% ............... 12/15/10       1,000          668
  Lakota Local School District
    (GO) (FGIC)
      5.500% ............... 12/01/16         500          548
  Mason City School District (GO)
      5.375% ............... 12/01/18       1,500        1,556
  Ohio Housing Finance Agency
    (RB) (AMT) (GNMA)
      5.350% ............... 09/01/04         180          188
  Ohio Housing Finance Agency,
    Single-Family Housing Mortgage,
    Prerefunded 01/15/13 @ 81.88
     (RB) (FGIC) (C)
      0.000% ............... 01/15/13       1,920          924
  Ohio Turnpike Commission
    Authority (RB) (FGIC) Series A
      5.500% ............... 02/15/17         500          541
      5.500% ............... 02/15/18       1,000        1,081
  Perrysburg Exempted Village
    School District (GO)
      5.350% ............... 12/01/25       1,000        1,013
  Shawnee Hills Village (BAN)
      5.250% ............... 12/12/01       1,500        1,501
                                                      --------
                                                        18,397
                                                      --------
OKLAHOMA -- 1.7%
  Grand River Dam Authority
    (RB) (AMBAC)
      6.250% ............... 06/01/11       2,500        2,878
                                                      --------


                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA NATIONAL TAX EXEMPT BOND FUND
================================================================================

NOVEMBER 30, 2001
(UNAUDITED)

                          -------------------------------------
                                                        VALUE
                            MATURITY      PAR (000)     (000)
                          -------------------------------------
MUNICIPAL BONDS -- CONTINUED
OREGON -- 0.8%
  Washington County School
    District No. 48j Beaverton
    (GO) Series C
      7.800% ............... 06/01/04     $ 1,220     $  1,366
                                                      --------
PENNSYLVANIA -- 3.2%
  Allegheny County Sewer
    Sanitation Authority (RB) (FGIC)
      5.500% ............... 12/01/08         265          278
  Allentown (GO) (MBIA)
      4.800% ............... 07/15/15         500          499
  Danville Area School District
    (GO) (FGIC)
      5.000% ............... 05/15/11         545          573
  Lackawanna County (GO)
    (FGIC) Series A
      4.800% ............... 01/01/13         500          505
  Pennsylvania Higher Educational
    Facility Authority, Philadelphia
    College of Osteopathic Medicine
    Project (RB) (CONNIE LEE)
      4.450% ............... 12/01/01         100          100
  Pittsburgh School District (GO)
    (AMBAC) Series A
      5.500% ............... 09/01/12       3,050        3,199
  State Public School Building
    Authority, Montgomery
    County Community College
    Project (RB)
      4.600% ............... 05/01/12         160          162
                                                      --------
                                                         5,316
                                                      --------
SOUTH CAROLINA -- 1.9%
  Charleston County Public
    Improvement (GO)
      6.000% ............... 09/01/09       1,000        1,128
  South Carolina Public Service
    Authority (RB) (FGIC) Series B
      5.875% ............... 01/01/23       2,000        2,108
                                                      --------
                                                         3,236
                                                      --------
TENNESSEE -- 4.5%
  Memphis (GO)
      6.000% ............... 11/01/03       1,290        1,377
  Nashville & Davidson County
    Metropolitan Government (GO)
      6.000% ............... 12/01/10       1,500        1,714
  Shelby County (GO) Series B
      5.200% ............... 12/01/09       2,000        2,120
  Tennessee (GO) Series B
      6.000% ............... 05/01/05       2,000        2,183
                                                      --------
                                                         7,394
                                                      --------
TEXAS -- 9.2%
  Conroe Independent School
    District (GO) (B)
      5.500% ............... 02/15/15       2,500        2,622


                          -------------------------------------
                                                        VALUE
                            MATURITY      PAR (000)     (000)
                          -------------------------------------
MUNICIPAL BONDS -- CONTINUED
TEXAS -- CONTINUED
  Dallas County Utiliy &
    Reclamation Distribution
    (GO) (MBIA)
      5.000% ............... 02/15/09     $   600     $    609
  Dallas, Prerefunded 2/15/03
    @ 100 (GO)
      6.125% ............... 02/15/03       1,000        1,045
  Harris County (GO)
      6.500% ............... 08/15/15       3,540        3,705
  Houston Water & Sewer
    Systems (RB) (FSA) Series A
      5.500% ............... 12/01/13       1,500        1,605
  Plano Independent School
    District (GO) (B)
      6.000% ............... 02/15/06       1,000        1,098
      5.900% ............... 02/15/10       1,000        1,085
  Robinson Independent
    School District (GO) (B)
      5.750% ............... 08/15/12         575          626
  Texas State Water Financial
    Assistance (GO)
      5.500% ............... 08/01/17       1,125        1,178
  United Independent School
    District (GO) (B)
      5.375% ............... 08/15/16       1,585        1,650
                                                      --------
                                                        15,223
                                                      --------
UTAH -- 1.4%
  Intermountain Power Agency
    (RB) (FSA) Series E
      6.250% ............... 07/01/09       2,000        2,263
                                                      --------
VERMONT -- 2.2%
  Burlington Electric (RB) (MBIA)
      6.000% ............... 07/01/07       1,355        1,501
  Vermont Municipal Bond Bank
    (RB) (AMBAC) Series 2
      5.500% ............... 12/01/10       2,000        2,165
                                                      --------
                                                         3,666
                                                      --------
WISCONSIN -- 1.5%
  Cottage Grove (GO) (FSA)
      4.700% ............... 08/01/07         260          264
  Milwaukee (GO)
      6.000% ............... 02/01/07       2,000        2,205
                                                      --------
                                                         2,469
                                                      --------
PUERTO RICO -- 0.7%
  University of Puerto Rico (RB)
     (MBIA) Series N
      6.250% ............... 06/01/07       1,000        1,141
                                                      --------
TOTAL MUNICIPAL BONDS
   (Cost $153,580) ..............................      160,921
                                                      --------

                             See Accompanying Notes

                                                         STATEMENT OF NET ASSETS
                                            ARMADA NATIONAL TAX EXEMPT BOND FUND
================================================================================

                                                               NOVEMBER 30, 2001
                                                                     (UNAUDITED)

                                        ------------------------
                                          NUMBER        VALUE
                                         OF SHARES      (000)
                                        ------------------------

CASH EQUIVALENT -- 1.5%
  Federated Tax-Free Money
    Market Fund ..................      2,457,212     $  2,457
                                                      --------
TOTAL CASH EQUIVALENT
   (Cost $2,457) ................................        2,457
                                                      --------
TOTAL INVESTMENTS -- 98.4%
   (Cost $156,037) ..............................      163,378
                                                      ========
OTHER ASSETS AND LIABILITIES, NET -- 1.6% .......        2,649
                                                      --------
NET ASSETS:
Portfolio Shares of Class I
   (unlimited authorization -- no par value)
   based on 15,640,275 outstanding shares of
   beneficial interest ..........................      152,321
Portfolio Shares of Class A
   (unlimited authorization -- no par value)
   based on 694,689 outstanding shares of
   beneficial interest ..........................        7,316
Portfolio Shares of Class B
   (unlimited authorization -- no par value)
   based on 62,429 outstanding shares of
   beneficial interest ..........................          647
Portfolio Shares of Class C
   (unlimited authorization -- no par value)
   based on 6,749 outstanding shares of
   beneficial interest                                      63
Undistributed net investment income                        166
Accumulated net realized loss on investments            (1,827)
Net unrealized appreciation on investments               7,341
                                                      --------
TOTAL NET ASSETS -- 100.0%                            $166,027
                                                      ========

                                                      ----------
                                                        VALUE
                                                        (000)
                                                      ----------
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS I                                     $10.12
                                                      ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A                           $10.16
                                                      ========
MAXIMUM OFFERING PRICE PER
   SHARE -- CLASS A ($10.16 / 95.25%)                   $10.67
                                                      ========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS B                           $10.11
                                                      ========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C                           $10.12
                                                      ========

 -----------------------------------------
(A) VARIABLE RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 2001, AND THE DATE REPORTED IS THE FINAL MATURITY DATE NOT THE NEXT RESET OR PUT DATE.
(B) SECURITY IS BACKED BY A LETTER OF CREDIT BACKED BY A MAJOR FINANCIAL INSTITUTION.
(C) ZERO COUPON BOND.
AMBAC--AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT--ALTERNATIVE MINIMUM TAX
BAN--BOND ANTICIPATION NOTE
CONNIE LEE--COLLEGE CONSTRUCTION LOAN INSURANCE ASSOCIATION
ETM--ESCROWED TO MATURITY
FGIC--FEDERAL GUARANTY INSURANCE COMPANY
FSA--FEDERAL SECURITY ASSURANCE
GNMA--GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO--GENERAL OBLIGATION
MBIA--MUNICIPAL BOND INSURANCE ASSOCIATION
RB--REVENUE BOND
TA--TAX ALLOCATION

                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA OHIO TAX EXEMPT BOND FUND
================================================================================

NOVEMBER 30, 2001
(UNAUDITED)

                          -------------------------------------
                                                        VALUE
                            MATURITY      PAR (000)     (000)
                          -------------------------------------
MUNICIPAL BONDS -- 99.0%
OHIO -- 98.1%
  Akron (GO)
      6.000% ............... 12/01/12     $ 1,000     $  1,137
  Akron Economic Development
    (RB) (MBIA)
      6.000% ............... 12/01/12         935        1,064
      5.750% ............... 12/01/09       1,680        1,852
  Akron Sewer System (RB) (MBIA)
      5.650% ............... 12/01/08         560          606
  Ashland City School District,
    Elementary Schools Facilities
    Project (COP) (AMBAC)
      5.100% ............... 12/01/09         245          261
      5.000% ............... 12/01/08         250          265
      4.950% ............... 12/01/07         345          367
  Avon Lake (GO) (AMBAC)
      5.500% ............... 12/01/12       1,020        1,111
  Avon Lake City School District
    (GO) (FGIC)
      5.750% ............... 12/01/14       2,165        2,376
  Avon Local School District
    (GO) (AMBAC)
      5.800% ............... 12/01/12       1,000        1,079
  Bay Village City School District (GO)
      5.250% ............... 12/01/14       1,425        1,493
  Beavercreek Local School District
     (GO) (FGIC)
      5.250% ............... 12/01/07       1,130        1,215
  BelleFontaine City School
    District (GO) (MBIA)
      5.750% ............... 12/01/18         505          544
  Bowling Green State University
    (RB) (FGIC)
      5.750% ............... 06/01/12       1,000        1,101
  Brown County (GO) (AMBAC)
      5.200% ............... 12/01/04         455          486
  Butler County Sewer Systems
    Authority, Prerefunded
    12/01/02 @ 101 (RB)
    (AMBAC) Series B
      6.000% ............... 12/01/02         500          525
  Centerville Capital Facilities
    (GO) (MBIA)
      5.650% ............... 12/01/18         500          519
  Centerville City School District
    (GO) (FGIC)
      5.500% ............... 12/01/07         500          543
  Chesapeake Union Exempted
    Village School District (GO)
    (AMBAC)
      6.250% ............... 12/01/22       1,000        1,120
  Chillicothe (GO) (AMBAC)
      6.050% ............... 12/01/12         475          496
  Cincinnati (GO)
      5.375% ............... 12/01/20       1,000        1,029
  Cincinnati City School District
    (GO) (MBIA)
      5.375% ............... 12/01/16       1,000        1,046
  Cincinnati Water Systems (RB)
      5.500% ............... 12/01/10       2,000        2,197


                          -------------------------------------
                                                        VALUE
                            MATURITY      PAR (000)     (000)
                          -------------------------------------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Clermont County & Sewer
    District Authority (RB)
    (AMBAC)
      5.300% ............... 12/01/05     $   500     $    534
  Cleveland Capital Appreciation,
    Cleveland Stadium Project
    (RB) (AMBAC) (B) Series A
      0.000% ............... 12/01/09         825          557
      0.000% ............... 12/01/18         820          320
  Cleveland Capital Appreciation,
    Cleveland Stadium Project
    (RB) (AMBAC) (B) Series B
      0.000% ............... 12/01/07         810          638
      0.000% ............... 12/01/10         815          517
      0.000% ............... 12/01/13         815          430
      0.000% ............... 12/01/19         815          300
  Cleveland City School District
    (GO) (ETM)
      8.000% ............... 12/01/01         285          285
  Cleveland Regional Sewer
    District, Water Resource
    Project, Prerefunded
    05/15/04 @ 100 (RB)
      6.750% ............... 05/15/04         600          656
  Cleveland Waterworks,
    Refunding & Improvement
    Project (RB) (MBIA) Series H
      6.000% ............... 01/01/06       2,000        2,190
      5.625% ............... 01/01/13       3,000        3,165
  Columbus (GO) Series 2
      5.000% ............... 06/15/16       1,000        1,017
  Columbus Sewer (GO)
      5.300% ............... 05/01/03       1,000        1,041
  Columbus Sewer (RB)
      6.200% ............... 06/01/04       1,500        1,556
  Copley, Fairlawn City School
    District (TAN)
      4.150% ............... 12/01/05         675          694
  Cuyahoga County (GO)
      5.650% ............... 05/15/18         600          655
  Cuyahoga County Economic
    Development Authority,
    University School Project
    (RB) (C) Series B
      5.300% ............... 12/01/29       1,500        1,689
  Cuyahoga County Hospital
    Facility Authority, University
    Hospital Systems Health
    Project (RB) (MBIA) Series A
      5.250% ............... 01/15/08       2,000        2,120
  Cuyahoga County Hospital
    Facility Authority, University
    Hospital Systems Health
    Project (RB) Series B
      6.000% ............... 01/15/03         400          414
  Delaware County (GO)
      6.000% ............... 12/01/13         575          645
  Fairfield City School District
    Improvement (GO) (FGIC)
      5.500% ............... 12/01/15       1,000        1,064


                             See Accompanying Notes

                                                         STATEMENT OF NET ASSETS
                                                ARMADA OHIO TAX EXEMPT BOND FUND
================================================================================

                                                               NOVEMBER 30, 2001
                                                                     (UNAUDITED)

                          -------------------------------------
                                                        VALUE
                            MATURITY      PAR (000)     (000)
                          -------------------------------------

MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Forest Hills Local School
    District (GO) (MBIA)
      6.000% ............... 12/01/08      $1,210      $ 1,360
      6.000% ............... 12/01/09         830          935
  Franklin County (GO)
      5.500% ............... 12/01/11         745          799
      5.500% ............... 12/01/13       1,000        1,070
      5.450% ............... 12/01/09       1,000        1,049
      5.050% ............... 12/01/05       2,000        2,115
  Franklin County Hospital
    Facility Authority, Children's
    Hospital Project (RB) Series A
      6.000% ............... 11/01/06       1,035        1,138
  Franklin County, Prerefunded
    12/01/01 @ 102 (GO)
      6.300% ............... 12/01/01         250          255
  Greene County Water Works
    System (RB) (AMBAC)
      5.300% ............... 12/01/05         500          534
  Hamilton City School District
    (GO) (C) Series A
      6.150% ............... 12/01/13       1,000        1,150
  Hamilton County (GO)
      5.125% ............... 12/01/08       1,000        1,072
      5.100% ............... 12/01/11       1,025        1,060
      5.000% ............... 12/01/08         425          438
  Hamilton County Sewer System
    (RB) (FGIC) Series A
      5.000% ............... 12/01/17       1,000        1,005
  Hamilton County Sewer
     System (RB) Series A
      6.300% ............... 12/01/01          65           65
  Hamilton County Water System,
    West Phase Project (GO)
      5.500% ............... 12/01/07         240          260
  Hilliard City School District
    (GO) (FGIC) Series B
      5.250% ............... 12/01/19       2,000        2,040
  Holmesville Village Sanitary
    Sewer Authority (RB)
      5.550% ............... 03/01/02       1,055        1,062
  Indian Hill Exempted Village
    School District (GO)
      5.500% ............... 12/01/16       1,300        1,381
  Kenston Local School District (GO)
      5.550% ............... 12/01/03         500          520
  Kent State University General
    Receipts, Prerefunded
    05/01/02 @ 102 (RB) (AMBAC)
      6.150% ............... 05/01/02         250          259
  Lakewood, Prerefunded
    12/01/02 @ 102 (GO)
      6.500% ............... 12/01/02       1,500        1,596
  Lakota Local School District
    (GO) (AMBAC)
      5.700% ............... 12/01/05         250          274
  Lakota Local School District
    (GO) (FGIC)
      5.500% ............... 12/01/16         880          964
      5.000% ............... 12/01/12       1,000        1,038


                          -------------------------------------
                                                        VALUE
                            MATURITY      PAR (000)     (000)
                          -------------------------------------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Lebanon City School District
    (GO) (FSA)
      5.500% ............... 12/01/16     $ 2,000     $  2,104
  Licking County (GO) (FGIC)
      7.000% ............... 12/01/02         100          105
  Lima City School District
    (GO) (AMBAC)
      5.500% ............... 12/01/22       1,000        1,047
  Lucas County, Hospital Facility
    Authority, Mercy Hospital
    Project (RB) (ETM)
      6.000% ............... 09/01/04          90           94
  Mahoning Valley Water
    Sanitation, Prerefunded
    05/15/04 @ 102 (RB)
      7.750% ............... 05/15/04         485          550
  Mansfield City School District
    (GO) (C)
      6.250% ............... 12/01/07       1,000        1,137
      6.250% ............... 12/01/09       1,000        1,152
  Marysville Exempted Village
    School District (GO) (AMBAC)
      5.100% ............... 12/01/04         500          532
  Mason City School District (GO)
      5.375% ............... 12/01/18       1,500        1,556
  Mason City School District
    (GO) (FGIC)
      5.200% ............... 12/01/08         865          903
  Massillion (BAN)
      5.250% ............... 03/01/02         750          756
  Miami University General
    Receipts (RB)
      5.400% ............... 12/01/05       1,000        1,061
  Middleberg Heights Hospital
    Authority, Southwest General
    Health Care Center Project
    (RB) (FSA)
      6.750% ............... 08/15/06       1,400        1,591
  Middletown (GO) (FGIC)
      5.750% ............... 12/01/12         650          713
      5.750% ............... 12/01/13         640          696
  Montgomery County (GO)
      5.500% ............... 12/01/20       1,515        1,583
  Montgomery County Solid
    Waste Authority (RB) (MBIA)
      5.350% ............... 11/01/10         900          949
      5.300% ............... 11/01/07       1,000        1,072
      5.125% ............... 11/01/08         500          529
  Montgomery County Water
    Authority, Greater Moraine,
    Beavercreek Project (RB)
    (AMBAC)
      5.250% ............... 11/15/06         500          541
  Montgomery County, Sisters of
    Charity Health Care, Partially
    Prerefunded 01/17/02 @ 102
    (RB) (MBIA) Series A
      6.500% ............... 01/17/02          85           87
  Newark (GO) (AMBAC)
      5.450% ............... 12/01/02       1,000        1,033


                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA OHIO TAX EXEMPT BOND FUND
================================================================================

NOVEMBER 30, 2001
(UNAUDITED)

                          -------------------------------------
                                                        VALUE
                            MATURITY      PAR (000)     (000)
                          -------------------------------------

MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  North Canton City School
    District (GO) (AMBAC)
      5.750% ............... 12/01/06     $   250     $    272
  North Royalton City School
    District (GO) (MBIA)
      6.625% ............... 12/01/06       1,885        2,158
  Oak Hills Local School District
    (GO) (MBIA)
      5.650% ............... 12/01/07         350          385
  Ohio Air Quality Development
    Authority, Buckeye Power
    Project (RB)
      5.250% ............... 08/01/07         400          416
  Ohio Building Authority, Adult
    Correctional Building Fund
    (RB) (AMBAC) Series A
      6.000% ............... 04/01/06       1,930        2,123
      5.500% ............... 04/01/14       1,500        1,575
  Ohio Building Authority, Adult
    Correctional Building Fund,
    Prerefunded 10/01/03 @ 102
    (RB) Series A
      6.125% ............... 10/01/03       1,300        1,412
  Ohio Building Authority, Arts
    Facilities Project (RB) Series A
      5.500% ............... 04/01/16       1,000        1,050
      5.200% ............... 10/01/04         500          532
  Ohio Capital Corporation for
    Housing, Housing & Urban
    Development (RB) (FHA)
    Series D
      5.350% ............... 02/01/09         650          686
  Ohio Department of
    Administrative Services
    Office Project (COP) (AMBAC)
      5.000% ............... 12/15/12       1,210        1,254
  Ohio Higher Educational
    Facility Commission, Case
    Western Project (RB) Series A
      5.000% ............... 07/01/18         600          601
  Ohio Higher Educational
    Facility Commission, Case
    Western University Project
    (RB) Series C
      5.000% ............... 10/01/10         905          950
  Ohio Higher Educational
    Facility Commission, Oberlin
    College Project (RB)
      5.250% ............... 10/01/14       1,045        1,112
  Ohio Higher Educational
    Facility Commission,
    Prerefunded 12/01/01 @ 102
    (RB) Series II-B
      5.875% ............... 12/01/01         250          255
  Ohio Higher Educational
    Facility Commission,
    Wittenberg University
    Project (RB)
      5.500% ............... 12/01/18       1,870        1,919


                          -------------------------------------
                                                        VALUE
                            MATURITY      PAR (000)     (000)
                          -------------------------------------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Ohio Housing Finance Agency,
    Single Family Mortgage
    (RB) (C) Series A
      6.375% ............... 04/01/17      $   55       $   55
  Ohio Infrastructure
    Improvement (GO) Series A
      5.750% ............... 02/01/12       1,000        1,102
  Ohio Natural Resources
    Capital Facilities (GO) Series A
      5.400% ............... 10/01/07       1,370        1,433
  Ohio Public Facilities Commission,
    Higher Education Capital
    Facilities Project, Prerefunded
    05/01/05 @ 100 (RB)
    (AMBAC) Series II-A
      5.200% ............... 05/01/05       1,275        1,361
  Ohio State (GO)
      6.600% ............... 09/01/03         150          161
      5.200% ............... 08/01/08       1,000        1,042
      4.900% ............... 08/01/12       1,000        1,022
  Ohio State, Prerefunded
    08/01/05 @ 102 (GO)
      6.200% ............... 08/01/05         860          967
  Ohio Turnpike Commission
    (RB) (FGIC) Series A
      5.500% ............... 02/15/17       1,500        1,624
  Ohio Turnpike Commission,
    Prerefunded 02/15/06 @ 102
    (RB) (FSA) Series A
      6.000% ............... 02/15/06       4,100        4,582
  Ohio Water & Pollution Control
    Development Authority, State
    Match Loan Funding Project (RB)
      5.900% ............... 12/01/02         320          332
  Ohio Water & Pollution Control
    Development Authority,
    Water Quality Loan Funding
    Project (RB) (MBIA)
      5.000% ............... 12/01/14       1,700        1,740
      5.000% ............... 06/01/16       1,000        1,014
  Ohio Water Development
    Authority, Fresh Water Project
    (RB) (AMBAC)
      5.400% ............... 12/01/04         510          547
  Ohio Water Development
    Authority, Fresh Water Project
    (RB) (ETM) (AMBAC)
      5.600% ............... 06/01/07       1,500        1,616
  Ohio Water Development
    Authority, Pure Water Project
    (RB) (ETM) (AMBAC) Series I
      7.250% ............... 12/01/08         475          530
  Ohio Water Development
    Authority, Pure Water Project
    (RB) (MBIA)
      5.750% ............... 12/01/05         500          525


                             See Accompanying Notes

                                                         STATEMENT OF NET ASSETS
                                                ARMADA OHIO TAX EXEMPT BOND FUND
================================================================================

                                                               NOVEMBER 30, 2001
                                                                     (UNAUDITED)

                          -------------------------------------
                                                        VALUE
                            MATURITY      PAR (000)     (000)
                          -------------------------------------

MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Ohio Water Development
    Authority, Safe Water Project
    (RB) (AMBAC)
      6.000% ............... 12/01/06     $ 1,075     $  1,199
      6.000% ............... 06/01/07       1,715        1,897
  Ottawa County (GO) (MBIA)
      5.400% ............... 09/01/11         500          537
  Parma City School District (GO)
      5.550% ............... 12/01/04         200          212
      5.550% ............... 12/01/05         290          309
      5.550% ............... 12/01/06         305          326
  Parma City School District (TAN)
      4.600% ............... 12/01/03       1,360        1,408
      4.600% ............... 12/01/04       1,360        1,416
  Perrysburg Exempted Village
    School District (GO) (FSA)
    Series B
      5.750% ............... 12/01/12       1,225        1,372
  Portage County (GO) (MBIA)
      5.100% ............... 12/01/12       2,500        2,612
  Portage County Correctional
    Facilities Construction (GO)
      6.000% ............... 12/01/03         915          979
  Portage County Hospital Facility
    Authority, Robinson Memorial
    Hospital Project (RB) (MBIA)
      5.625% ............... 11/15/07       1,000        1,079
  Richland County (GO) (AMBAC)
      5.200% ............... 12/01/08         515          547
  Sandusky County Hospital
    Facility Authority, Memorial
    Hospital Project (RB)
      4.900% ............... 01/01/05         500          486
  Shawnee Hills Village (BAN)
      5.250% ............... 12/12/01         200          200
  Southwest Licking Local School
    District (GO) (FGIC)
      5.750% ............... 12/01/15         550          617
      5.750% ............... 12/01/16         400          448
  Springfield Local School
    District (GO)
      6.100% ............... 12/01/03         250          264
  Stow City School District (GO)
      9.125% ............... 12/01/06         580          726
  Strongsville (GO)
      5.900% ............... 12/01/15       1,575        1,709
  Strongsville City School District
    (GO) (MBIA)
      5.200% ............... 12/01/09         670          718
      5.150% ............... 12/01/08       1,000        1,073
  Summit County (GO) (FGIC)
      6.250% ............... 12/01/11       1,235        1,426
      6.000% ............... 12/01/09         790          890
  Summit County Sanitary
    Water System Improvement
    (GO) (FGIC)
      5.500% ............... 12/01/16       1,075        1,146


                          -------------------------------------
                                                        VALUE
                            MATURITY      PAR (000)     (000)
                          -------------------------------------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Teays Valley Local School
    District, Facilities Construction
    & Improvement (GO) (FGIC)
      5.375% ............... 12/01/10     $ 1,000     $  1,029
  Toledo (GO)
      7.375% ............... 12/01/01         100          100
  University of Akron General
    Receipts (RB) (AMBAC)
      6.000% ............... 01/01/07         800          881
  University of Cincinnati General
    Receipts (RB) Series R6
      5.350% ............... 06/01/08       1,000        1,040
  University of Cincinnati General
    Receipts (RB) Series T
      5.500% ............... 06/01/11       1,110        1,211
  University of Toledo General
    Receipts (RB) (FGIC) Series A
      5.750% ............... 12/01/08       1,950        2,046
  Upper Arlington (GO) (ETM)
      6.200% ............... 12/01/01         270          270
  Upper Arlington City School
    District (GO) (MBIA)
      6.000% ............... 12/01/05       1,170        1,294
  Valley View Village Street
    Improvement (GO) (AMBAC)
      5.550% ............... 12/01/20         450          474
  Vandalia (GO)
      5.350% ............... 12/01/09         505          538
  Washington County Hospital
    Facility Authority, Marietta
    Area Health Care Project (RB) (FSA)
      5.375% ............... 09/01/18       1,500        1,551
  West Clermont Local School
    District (GO) (AMBAC)
      5.650% ............... 12/01/08       1,030        1,115
  West Geauga Local School
    District (GO) (AMBAC)
      8.250% ............... 11/01/12         710          926
      5.650% ............... 11/01/06       1,000        1,084
  Westerville (GO)
      5.250% ............... 12/01/12       1,205        1,279
  Westlake (GO)
      5.300% ............... 12/01/03         500          529
  Westlake City School District
    (GO) Series A
      6.200% ............... 12/01/06       1,635        1,843
  Worthington City School District
    (GO) (FGIC)
      5.850% ............... 12/01/02         500          519
  Wyoming City School District
    (GO) (FGIC) Series B
      5.750% ............... 12/01/13         135          152
      5.750% ............... 12/01/14         690          775
      5.750% ............... 12/01/15         740          830
      5.750% ............... 12/01/16         800          897
      5.750% ............... 12/01/17         400          446
                                                      --------
                                                       166,927
                                                      --------


                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA OHIO TAX EXEMPT BOND FUND
================================================================================

NOVEMBER 30, 2001
(UNAUDITED)

                          -------------------------------------
                                          NUMBER OF     VALUE
                            MATURITY  SHARES/PAR (000)  (000)
                          -------------------------------------

MUNICIPAL BONDS -- CONTINUED
PUERTO RICO -- 0.9%
  Puerto Rico Housing Finance
    Authority, Multi-Family
    Housing Mortgage Project
    (RB) (FHA)
      7.400% ............... 04/01/07     $   195     $    196
      7.300% ............... 10/01/06         185          186
      6.000% ............... 07/01/07       1,000        1,133
                                                      --------
                                                         1,515
                                                      --------
TOTAL MUNICIPAL BONDS
   (Cost $161,272) ..............................      168,442
                                                      --------
CASH EQUIVALENT -- 0.2%
  Federated Ohio Municipal Cash Trust ... 405,501          406
                                                      --------
TOTAL CASH EQUIVALENT
   (Cost $406) ..................................          406
                                                      --------
TOTAL INVESTMENTS -- 99.2%
   (Cost $161,678) ..............................      168,848
                                                      ========
OTHER ASSETS AND LIABILITIES, NET -- 0.8% ........       1,363
                                                      --------
NET ASSETS:
Portfolio Shares of Class I
   (unlimited authorization -- no par value)
   based on 14,030,214 outstanding shares
   of beneficial interest .......................      152,018
Portfolio Shares of Class A
   (unlimited authorization -- no par value)
   based on 1,127,416 outstanding shares of
   beneficial interest ..........................       12,235
Portfolio Shares of Class C
   (unlimited authorization -- no par value)
   based on 118,856 outstanding shares of
   beneficial interest ..........................        1,325
Undistributed net investment income .............           30
Accumulated net realized loss on investments ....       (2,567)
Net unrealized appreciation on investments ......        7,170
                                                      --------
TOTAL NET ASSETS -- 100.0% ......................     $170,211
                                                      ========

                                                      --------
                                                        VALUE
                                                        (000)
                                                      --------
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS I .............................       $11.15
                                                      ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A ...................       $11.11
                                                      ========
MAXIMUM OFFERING PRICE PER
   SHARE -- CLASS A ($11.11 / 97.00%) ...........       $11.45
                                                      ========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C ...................       $11.09
                                                      ========

 ------------------------------------------------
(A) VARIABLE RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 2001, AND THE DATE REPORTED IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
(B) ZERO COUPON
(C) SECURITY IS BACKED BY A LETTER OF CREDIT BACKED BY A MAJOR FINANCIAL INSTITUTION.
AMBAC--AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
BAN--BOND ANTICIPATION NOTE
COP--CERTIFICATE OF PARTICIPATION
ETM--ESCROWED TO MATURITY
FGIC--FEDERAL GUARNATY INSURANCE COMPANY
FHA--FEDERAL HOUSING AUTHORITY
FSA--FEDERAL SECURITY ASSURANCE
GO--GENERAL OBLIGATION
MBIA--MUNICIPAL BOND INSURANCE ASSOCIATION
RB--REVENUE BOND
TAN--TAX ANTICIPATION NOTE

                             See Accompanying Notes

                                                         STATEMENT OF NET ASSETS
                                         ARMADA PENNSYLVANIA MUNICIPAL BOND FUND
================================================================================

                                                               NOVEMBER 30, 2001
                                                                     (UNAUDITED)

                          -------------------------------------
                                                        VALUE
                            MATURITY      PAR (000)     (000)
                          -------------------------------------

MUNICIPAL BONDS -- 96.7%
PENNSYLVANIA -- 96.7%
  Allegheny County Higher
    Education Authority, Community
    College Project (RB) (MBIA) Series A
      5.800% ............... 06/01/13     $ 1,000     $  1,058
  Allegheny County Higher
    Education Authority, Duquesne
    University Project (RB) (AMBAC)
      6.500% ............... 03/01/10         380          437
  Allegheny County Higher
    Education Authority, Duquesne
    University Project (RB)
    (AMBAC) Series A
      5.000% ............... 04/01/19         500          501
  Allegheny County Hospital
    Development Authority,
    Magee Woman's Hospital
    Project (RB) (ETM) Series O
     10.125% ............... 10/01/02          30           32
  Allegheny County Port
    Authority, Prerefunded
    03/01/09 @ 101 (RB) (MBIA)
      6.250% ............... 03/01/09         685          786
  Allegheny County Sewer
    Sanitation Authority (RB)
    (FGIC) (ETM) (B)
      0.000% ............... 12/01/08       1,000          746
  Blair County (GO) (AMAC)
    Series A
      5.000% ............... 08/01/12         500          527
  Bradford County School
    District, Partially Prerefunded
    10/01/05 @100 (GO) (FGIC)
      5.250% ............... 10/01/05       1,000        1,050
  Bucks County (GO)
      5.250% ............... 12/01/17       1,000        1,019
  Bucks County Community
    College Authority, College
    Building (RB)
      5.300% ............... 06/15/10         100          105
  Butler County Sewer Authority,
    Prerefunded 01/01/04 @100 (RB)
      7.250% ............... 01/01/04         100          108
  Chester County (GO)
      5.100% ............... 06/15/18       1,000        1,008
  Dauphin County General
    Authority (RB) (AMBAC) (A)
      5.400% ............... 06/01/26         800          867
  Delaware River Port Authority,
    Pennsylvania & New Jersey
    Bridges Project (RB) (ETM)
      6.000% ............... 01/15/10         500          545
  Delaware River Port Authority,
    Pennsylvania & New Jersey
    Bridges Project (RB) (FSA)
      5.500% ............... 01/01/10         500          544
  Delaware Valley Regional
    Finance Authority (RB)
    (AMBAC) Series A
      5.900% ............... 04/15/16       1,000        1,061


                          -------------------------------------
                                                        VALUE
                            MATURITY      PAR (000)     (000)
                          -------------------------------------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Elizabeth Forward School
    District (GO) (MBIA) Series A
      5.450% ............... 09/01/08     $   170     $    172
  Fairview School District
    (GO) (FGIC)
      6.000% ............... 02/15/07       1,140        1,255
  Gettysburg College Municipal
    Authority (RB) (MBIA)
      5.375% ............... 08/15/13       1,000        1,080
  Indiana County Industrial
    Development Authority,
    New York State Electric &
    Gas (RB) (MBIA) Series A
      6.000% ............... 06/01/06       1,000        1,104
  Lehigh County Industrial
    Development Authority,
    Pennsylvania Power & Light
    Project (RB) (MBIA) Series A
      6.400% ............... 11/01/21       2,250        2,369
  Lycoming County College
    Authority, Pennsylvania
    College of Technology
    Project (RB) (AMBAC)
      5.400% ............... 11/01/08       1,000        1,024
  Monroeville County Hospital
    Authority, East Suburban
    Health Center Project,
    Prerefunded 07/01/04 @ 100 (RB)
      7.600% ............... 07/01/04         700          765
  Montgomery County Higher
    Education & Health Authority,
    Foulkeways at Gwynedd Project (RB)
      6.000% ............... 11/15/07         105          113
      5.900% ............... 11/15/06         190          204
  Montgomery County Higher
    Education & Health Authority,
    St. Joseph's Unviersity Project
    (RB) (CONNIE LEE)
      6.500% ............... 12/15/22         200          212
  Montgomery County Hospital
    Authority, Suburban General
    Hospital Project (RB) (ETM)
      7.750% ............... 05/01/02          30           31
  Moon Area School District
    (GO) (FGIC) (B) Series A
      0.000% ............... 11/15/11       1,520          965
  Northampton County (GO)
      5.125% ............... 08/15/17         735          746
  Parkland School District (GO)
    (FGIC)
      5.375% ............... 09/01/14       1,000        1,079
  Pennsylvania State (GO)
    First Series
      6.375% ............... 09/15/11       1,000        1,025
  Pennsylvania State (GO)
    Second Series
      5.000% ............... 08/01/15       1,000        1,016


                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA PENNSYLVANIA MUNICIPAL BOND FUND
================================================================================

NOVEMBER 30, 2001
(UNAUDITED)

                          -------------------------------------
                                                        VALUE
                            MATURITY      PAR (000)     (000)
                          -------------------------------------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Pennsylvania State Financing
    Authority, Municipal Capital
    Improvements Program (RB)
      6.600% ............... 11/01/09     $ 1,000     $  1,079
  Pennsylvania State Higher
    Educational Facilities Authority,
    University of Pennsylvania
    Project (RB) Series A
      6.500% ............... 09/01/04         250          273
      5.550% ............... 09/01/09       1,300        1,368
  Pennsylvania State Housing
    Finance Agency, Single-Family
    Mortgage Project (RB) (AMT) Series 43
      6.550% ............... 10/01/03         150          155
  Pennsylvania State Industrial
    Development Authority,
    Economic Development
    Project (RB) (AMBAC)
      6.000% ............... 01/01/12       1,000        1,073
      5.800% ............... 07/01/09         700          773
  Pennsylvania State Infrastructure
    Investment Authority,
    Pennvest Project (RB) Series B
      6.450% ............... 09/01/04       1,500        1,572
  Pennsylvania State Intergovernmental
    Cooperative Authority,
    Special Tax, City of Philadelphia
    Funding Program (RB) (FGIC)
      5.250% ............... 06/15/17         500          513
  Pennsylvania State University (RB)
      6.250% ............... 03/01/11       1,000        1,030
  Pennsylvania State University
    (RB) Series A
      4.900% ............... 08/15/10         200          209
  Perkiomen Valley School
    District (GO) (FSA)
      5.000% ............... 02/01/17         100          101
  Philadelphia Gas Works,
    Partially Prerefunded
    07/01/03 @102 (RB) (FSA)
    Series 14
      6.250% ............... 07/01/03         300          321
  Philadelphia Hospital Authority,
    Graduate Hospital Project
    (RB) (ETM)
      7.000% ............... 07/01/10         315          359
  Philadelphia Hospital Authority,
    Thomas Jefferson University
    Hospital Project (RB) (ETM)
      7.000% ............... 07/01/08         185          205
  Philadelphia Water & Waste
    Water Authority (RB) (MBIA)
      6.250% ............... 08/01/08         500          565
      6.250% ............... 08/01/11         200          230
      5.500% ............... 06/15/07       1,500        1,624



                          -------------------------------------
                                                        VALUE
                            MATURITY      PAR (000)     (000)
                          -------------------------------------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Pittsburgh & Allegheny County
    Public Auditorium, Regional
    Asset District Sales Tax (RB)
    (AMBAC)
      5.250% ............... 02/01/14     $   500     $    521
  Pittsburgh Public Parking
    Authority (RB) (AMBAC)
      6.000% ............... 12/01/09         945        1,064
  Pittsburgh Water and Sewer
    Authority (RB) (FGIC)
    Series A
      5.000% ............... 09/01/18       1,000        1,005
  Pittsburgh Water and Sewer
    Authority, Capital
    Appreciation, Senior Lien (RB)
    (FGIC) (B) Series B
      0.000% ............... 09/01/19       2,000          795
  Pittsburgh, Prerefunded
    09/01/04 @ 100 (GO)
    (MBIA) Series A
      5.500% ............... 09/01/04         955        1,022
  Scranton-Lackawanna Health
    & Welfare Authority, Moses
    Taylor Hospital Project (RB) (ETM)
      6.625% ............... 07/01/09         395          435
  Seneca Valley School District,
    Prerefunded 07/01/02 @100
    (GO) (FGIC) Series A
      5.700% ............... 07/01/02       1,000        1,022
  Shaler School District, Capital
    Appreciation (GO) (B) Series A
      0.000% ............... 11/15/20         615          226
  Southeastern Transportation
    Authority (RB) (FGIC) Series A
      5.250% ............... 03/01/17       1,070        1,103
  Spring Township Municipal
    Authority (RB) (AMBAC)
      5.600% ............... 12/01/09         150          152
  State Public School Building
    Authority, Delaware County
    Community College Project
    (RB) (MBIA)
      5.750% ............... 10/01/16         150          163
  Swarthmore Borough Authority,
    Swarthmore College Project (RB)
      6.000% ............... 09/15/06         700          732
  Washington County Lease
    Authority, Special Sub-Series
    (RB) (ETM)
      7.875% ............... 12/15/18         800        1,084
  Washington Township Municipal
    Sewer Authority (RB) (MBIA)
      5.250% ............... 12/01/16         400          401
  West Mifflin Sewer Authority
    (RB) (MBIA)
      5.000% ............... 08/01/14         250          255
  West Whiteland Municipal
    Sewer Authority (RB) (ETM)
      6.400% ............... 09/15/13         240          277


                             See Accompanying Notes

                                                         STATEMENT OF NET ASSETS
                                         ARMADA PENNSYLVANIA MUNICIPAL BOND FUND
================================================================================

                                                               NOVEMBER 30, 2001
                                                                     (UNAUDITED)

                          -------------------------------------
                                          NUMBER OF     VALUE
                            MATURITY  SHARES/PAR (000)  (000)
                          -------------------------------------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Westmoreland County Municipal
    Authority (RB) (ETM) (FGIC)
    Series K
      2.000% ............... 07/01/07     $   500     $    450
                                                      --------
                                                        45,711
                                                      --------
TOTAL MUNICIPAL BONDS
   (Cost $43,770) ...............................       45,711
                                                      --------
CASH EQUIVALENT -- 2.1%
  Federated Pennsylvania
    Cash Trust .......................... 985,793          986
                                                      --------
TOTAL CASH EQUIVALENT
   (Cost $986) ..................................          986
                                                      --------
TOTAL INVESTMENTS -- 98.8%
   (Cost $44,756) ...............................       46,697
                                                      ========
OTHER ASSETS AND LIABILITIES, NET -- 1.2% .......          591
                                                      --------
NET ASSETS:
Portfolio Shares of Class I
   (unlimited authorization -- no par value)
   based on 4,445,550 outstanding shares of
   beneficial interest ..........................       44,577
Portfolio Shares of Class A
   (unlimited authorization -- no par value)
   based on 57,178 outstanding shares of
   beneficial interest ..........................          594
Portfolio Shares of Class C
   (unlimited authorization -- no par value)
   based on 19,493 outstanding shares of
   beneficial interest ..........................          205
Undistributed net investment income .............           55
Accumulated net realized loss on investments ....          (84)
Net unrealized appreciation on investments ......        1,941
                                                      --------
TOTAL NET ASSETS -- 100.0% ......................      $47,288
                                                      ========

                                                      --------
                                                        VALUE
                                                        (000)
                                                      --------
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS I .........      $10.46
                                                      ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A ...................       $10.47
                                                      ========
MAXIMUM OFFERING PRICE PER
   SHARE -- CLASS A ($10.47 / 97.00%) ...........       $10.79
                                                      ========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C ...................       $10.47
                                                      ========

 ------------------------------------------
(A) VARIABLE RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 2001, AND THE DATE REPORTED IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
(B) ZERO COUPON BOND
AMBAC--AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT--ALTERNATIVE MINIMUM TAX
CONNIE LEE--COLLEGE CONSTRUCTION LOAN INSURANCE ASSOCIATION
ETM--ESCROWED TO MATURITY
FGIC--FEDERAL GUARANTY INSURANCE CORPORATION
FSA--FINANCIAL SECURITY ASSURANCE
GO--GENERAL OBLIGATION
MBIA--MUNICIPAL BOND INSURANCE ASSOCIATION
RB--REVENUE BOND

                             See Accompanying Notes

FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


STATEMENTS OF OPERATIONS (000)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2001
(UNAUDITED)


                                                        CORE           EQUITY          EQUITY        INTERNATIONAL   LARGE CAP
                                                     EQUITY FUND     GROWTH FUND     INDEX FUND       EQUITY FUND    ULTRA FUND
                                                     -----------     -----------     ----------      -------------   ----------
INVESTMENT INCOME:
   Dividends ....................................    $    785        $   4,234        $  2,114         $  4,377       $    497
   Interest .....................................          46              305             180              242             69
   Securities lending ...........................           4              124              29              139             14
   Less: foreign taxes withheld .................          --               --              (3)            (247)            --
                                                     --------        ---------        --------         --------       --------
   Total investment income ......................         835            4,663           2,320            4,511            580
                                                     --------        ---------        --------         --------       --------
EXPENSES:
   Investment Advisory fees .....................         449            3,702             578            3,278            675
   Administration fees ..........................          42              346             116              199             63
   12b-1 fees ...................................          66              505             171              300            118
   Transfer Agent fees ..........................          53              123              65              144            104
   Custodian fees ...............................          11               52              22              175             14
   Professional fees ............................           8               33              18               14              9
   Printing and shareholder reports .............           7               47              15               32             11
   Registration and filing fees .................           4               32              20               16              5
   Trustees' fees ...............................           1                5               2                4              1
   Miscellaneous ................................           1               25               3               --              5
   Shareholder servicing fees --
      Class A, B and C Shares ...................           7              160              11               25             25
                                                     --------        ---------        --------         --------       --------
   Total expenses ...............................         649            5,030           1,021            4,187          1,030
                                                     --------        ---------        --------         --------       --------
   Less:
   Waiver of Investment Advisory fees ...........          --               --            (248)              --             --
   Waiver of 12b-1 fees .........................         (29)            (245)           (156)            (141)           (43)
                                                     --------        ---------        --------         --------       --------
   Net Expenses .................................         620            4,785             617            4,046            987
                                                     --------        ---------        --------         --------       --------
NET INVESTMENT INCOME/(LOSS) ....................         215             (122)          1,703              465           (407)
                                                     --------        ---------        --------         --------       --------
REALIZED AND UNREALIZED GAIN/(LOSS)
   ON INVESTMENTS:
   Net realized gain/(loss) on
     investments sold ...........................       6,598           12,871          (1,715)         (26,323)       (18,960)
   Net realized gain/(loss) on foreign
      currency transactions .....................          --               --              --             (188)            --
   Net realized gain/(loss) on futures ..........          --               --          (1,025)          (2,494)            --
   Net change in unrealized appreciation/
      depreciation on futures ...................          --               --             674              655             --
   Net change in unrealized
      appreciation/(depreciation) on foreign
      currency and translation of other
      assets and liabilities in foreign currencies         --               --              --             (806)            --
   Net change in unrealized appreciation/
      (depreciation) on investments .............     (18,276)        (105,949)        (30,600)         (58,897)        (4,656)
                                                     --------        ---------        --------         --------       --------
   Net gain/(loss) on investments ...............     (11,678)         (93,078)        (32,666)         (88,053)       (23,616)
                                                     --------        ---------        --------         --------       --------
NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ....................    $(11,463)       $ (93,200)       $(30,963)        $(87,588)      $(24,023)
                                                     ========        =========        ========         ========       ========



                                                                                                                         AGGRESSIVE
                                                   LARGE CAP       MID CAP       SMALL CAP    SMALL CAP    TAX MANAGED   ALLOCATION
                                                   VALUE FUND    GROWTH FUND    GROWTH FUND   VALUE FUND   EQUITY FUND      FUND
                                                   ----------    -----------    -----------   ----------   -----------   ----------
INVESTMENT INCOME:
   Dividends ....................................  $  7,380      $    152       $    263       $  4,751     $  1,286        $  34
   Interest .....................................       102           175            313            883          117            1
   Securities lending ...........................        65            41            103            101           10           --
   Less: foreign taxes withheld .................        (6)           (5)            (2)            (3)          (8)          --
                                                   --------      --------       --------       --------     --------        -----
   Total investment income ......................     7,541           363            677          5,732        1,405           35
                                                   --------      --------       --------       --------     --------        -----
EXPENSES:
   Investment Advisory fees .....................     2,680         1,022          1,655          3,030          868            6
   Administration fees ..........................       250            71            116            212           81            2
   12b-1 fees ...................................       395           134            205            313          151            3
   Transfer Agent fees ..........................       192           153            188             77           80            6
   Custodian fees ...............................        41            15             21             35           16           --
   Professional fees ............................        23            10             14             25           10           --
   Printing and shareholder reports .............        37            13             19             27           12           --
   Registration and filing fees .................        18             6              7             13            7            1
   Trustees' fees ...............................         4             1              2              3            1           --
   Miscellaneous ................................        16             6             12             12            1            1
   Shareholder servicing fees --
      Class A, B and C Shares ...................        65            43             50             20           35            3
                                                   --------      --------       --------       --------     --------        -----
   Total expenses ...............................     3,721         1,474          2,289          3,767        1,262           22
                                                   --------      --------       --------       --------     --------        -----
   Less:
   Waiver of Investment Advisory fees ...........        --            --             --             --           --           (6)
   Waiver of 12b-1 fees .........................      (176)          (49)           (80)          (151)         (55)          (1)
                                                   --------      --------       --------       --------     --------        -----
   Net Expenses .................................     3,545         1,425          2,209          3,616        1,207           15
                                                   --------      --------       --------       --------     --------        -----
NET INVESTMENT INCOME/(LOSS) ....................     3,996        (1,062)        (1,532)         2,116          198           20
                                                   --------      --------       --------       --------     --------        -----
REALIZED AND UNREALIZED GAIN/(LOSS)
   ON INVESTMENTS:
   Net realized gain/(loss) on
     investments sold ...........................    13,201        (6,371)       (13,481)        34,889         (210)        (208)
   Net realized gain/(loss) on foreign
      currency transactions .....................        --            --             --             --           --           --
   Net realized gain/(loss) on futures ..........        --            --         (2,580)        (4,931)          --           --
   Net change in unrealized appreciation/
      depreciation on futures ...................        --            --          1,177          4,696           --           --
   Net change in unrealized
      appreciation/(depreciation) on foreign
      currency and translation of other
      assets and liabilities in foreign currencies       --            --             --             --           --           --
   Net change in unrealized appreciation/
      (depreciation) on investments .............   (65,712)      (23,452)       (18,016)       (25,791)     (11,176)        (110)
                                                   --------      --------       --------       --------     --------        -----
   Net gain/(loss) on investments ...............   (52,511)      (29,823)       (32,900)         8,863      (11,386)        (318)
                                                   --------      --------       --------       --------     --------        -----
NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ....................  $(48,515)     $(30,885)      $(34,432)      $ 10,979     $(11,188)       $(298)
                                                   ========      ========       ========       ========     ========        =====



                                                      BALANCED     CONSERVATIVE
                                                     ALLOCATION     ALLOCATION        BOND
                                                        FUND           FUND           FUND
                                                     ----------    ------------      ------
INVESTMENT INCOME:
   Dividends ....................................     $    724          $  88       $    --
   Interest .....................................        2,280              1        28,420
   Securities lending ...........................           25             --           127
   Less: foreign taxes withheld .................          (27)            --            --
                                                      --------          -----       -------
   Total investment income ......................        3,002             89        28,547
                                                      --------          -----       -------
EXPENSES:
   Investment Advisory fees .....................          723              7         2,361
   Administration fees ..........................           67              3           300
   12b-1 fees ...................................          115              3           437
   Transfer Agent fees ..........................           66              6            68
   Custodian fees ...............................           15             --            47
   Professional fees ............................            9             --            26
   Printing and shareholder reports .............           10             --            46
   Registration and filing fees .................            5              1            23
   Trustees' fees ...............................            1             --             5
   Miscellaneous ................................            4              2            19
   Shareholder servicing fees --
      Class A, B and C Shares ...................           23              3            15
                                                      --------          -----       -------
   Total expenses ...............................        1,038             25         3,347
                                                      --------          -----       -------
   Less:
   Waiver of Investment Advisory fees ...........           --             (7)           --
   Waiver of 12b-1 fees .........................          (47)            (2)         (214)
                                                      --------          -----       -------
   Net Expenses .................................          991             16         3,133
                                                      --------          -----       -------
NET INVESTMENT INCOME/(LOSS) ....................        2,011             73        25,414
                                                      --------          -----       -------
REALIZED AND UNREALIZED GAIN/(LOSS)
   ON INVESTMENTS:
   Net realized gain/(loss) on
     investments sold ...........................       (8,450)          (133)        3,171
   Net realized gain/(loss) on foreign
      currency transactions .....................           (8)            --            --
   Net realized gain/(loss) on futures ..........           --             --            --
   Net change in unrealized appreciation/
      depreciation on futures ...................           --             --            --
   Net change in unrealized
      appreciation/(depreciation) on foreign
      currency and translation of other
      assets and liabilities in foreign currencies           4             --            --
   Net change in unrealized appreciation/
      (depreciation) on investments .............       (2,604)            12        12,168
                                                      --------          -----       -------
   Net gain/(loss) on investments ...............      (11,058)          (121)       15,339
                                                      --------          -----       -------
NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ....................     $ (9,047)         $ (48)      $40,753
                                                      ========          =====       =======


                             See Accompanying Notes
                                      84-85

FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


STATEMENTS OF OPERATIONS (000)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2001
(UNAUDITED)

                                                                                           TOTAL RETURN   U.S. GOVERNMENT
                                               GMNA     INTERMEDIATE    LIMITED MATURITY    ADVANTAGE         INCOME
                                               FUND       BOND FUND         BOND FUND          FUND            FUND
                                               ----     ------------    ----------------   ------------   ---------------

INVESTMENT INCOME:
   Interest ..............................    $4,606       $10,728           $5,887          $ 9,131          $5,877
   Securities lending ....................        --           124               32               85              --
                                              ------       -------           ------          -------          ------
   Total investment income ...............     4,606        10,852            5,919            9,216           5,877
                                              ------       -------           ------          -------          ------
EXPENSES:
   Investment Advisory fees ..............       383           985              451              844             532
   Administration fees ...................        49           125               70              107              68
   12b-1 fees ............................        71           184              104              154             121
   Transfer Agent fees ...................        35            46               40               36              59
   Custodian fees ........................        12            23               15               20              15
   Professional fees .....................         8            14                8               12               8
   Printing and shareholder reports ......         7            18               11               17               9
   Registration and filing fees ..........         6             9                5                9               4
   Trustees' fees ........................         1             2                1                2               1
   Miscellaneous .........................         4             8                3                6               3
   Shareholder servicing fees --
     Class A, B and C Shares .............         2            12                5                2              26
                                              ------       -------           ------          -------          ------
   Total expenses ........................       578         1,426              713            1,209             846
                                              ------       -------           ------          -------          ------
   Less:
   Waiver of Investment Advisory Fees ....        --          (269)            (100)            (282)             --
   Waiver of 12b-1 fees ..................       (35)          (89)             (70)            (107)            (47)
                                              ------       -------           ------          -------          ------
   Net Expenses ..........................       542         1,068              543              820             799
                                              ------       -------           ------          -------          ------
NET INVESTMENT INCOME/(LOSS) .............     4,064         9,784            5,376            8,396           5,078
                                              ------       -------           ------          -------          ------
REALIZED AND UNREALIZED GAIN/(LOSS)
   ON INVESTMENTS:
   Net realized gain/(loss) on
     investments sold ....................       206         3,044               62            1,569           2,846
   Net change in unrealized appreciation/
     (depreciation) on investments .......     1,595         3,728            2,987            8,000           1,055
                                              ------       -------           ------          -------          ------
   Net gain on investments ...............     1,801         6,772            3,049            9,569           3,901
                                              ------       -------           ------          -------          ------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS .............    $5,865       $16,556           $8,425          $17,965          $8,979
                                              ======       =======           ======          =======          ======



                                                                                                             PENNSYLVANIA
                                               MICHIGAN MUNICIPAL    NATIONAL TAX EXEMPT   OHIO TAX EXEMPT     MUNICIPAL
                                                    BOND FUND             BOND FUND           BOND FUND        BOND FUND
                                               ------------------    -------------------   ---------------   ------------

INVESTMENT INCOME:
   Interest ..............................           $4,246                $4,139              $4,115           $1,181
   Securities lending ....................               --                    --                  --               --
                                                     ------                ------              ------           ------
   Total investment income ...............            4,246                 4,139               4,115            1,181
                                                     ------                ------              ------           ------
EXPENSES:
   Investment Advisory fees ..............              467                   473                 469              128
   Administration fees ...................               59                    60                  60               16
   12b-1 fees ............................               92                    88                  87               24
   Transfer Agent fees ...................               29                    33                  25               23
   Custodian fees ........................               14                    14                  14                5
   Professional fees .....................                8                     5                   8                1
   Printing and shareholder reports ......                8                     9                   8                2
   Registration and filing fees ..........                4                     5                   4                1
   Trustees' fees ........................                1                     1                   1               --
   Miscellaneous .........................                3                     3                   4                1
   Shareholder servicing fees --
     Class A, B and C Shares .............               17                     6                   9                1
                                                     ------                ------              ------           ------
   Total expenses ........................              702                   697                 689              202
                                                     ------                ------              ------           ------
   Less:
   Waiver of Investment Advisory Fees ....             (127)                 (129)               (128)             (35)
   Waiver of 12b-1 fees ..................              (42)                  (43)                (43)             (17)
                                                     ------                ------              ------           ------
   Net Expenses ..........................              533                   525                 518              150
                                                     ------                ------              ------           ------
NET INVESTMENT INCOME/(LOSS) .............            3,713                 3,614               3,597            1,031
                                                     ------                ------              ------           ------
REALIZED AND UNREALIZED GAIN/(LOSS)
   ON INVESTMENTS:
   Net realized gain/(loss) on
     investments sold ....................              (20)                  827                 287               24
   Net change in unrealized appreciation/
     (depreciation) on investments .......            1,366                 1,034               1,313              370
                                                     ------                ------              ------           ------
   Net gain on investments ...............            1,346                 1,861               1,600              394
                                                     ------                ------              ------           ------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS .............           $5,059                $5,475              $5,197           $1,425
                                                     ======                ======              ======           ======


                             See Accompanying Notes
                                      86-87

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                                     CORE EQUITY FUND                   EQUITY GROWTH FUND
                                                             -------------------------------      ------------------------------
                                                                  FOR THE                             FOR THE
                                                             SIX MONTHS ENDED     FOR THE         SIX MONTHS ENDED    FOR THE
                                                             NOVEMBER 30, 2001   YEAR ENDED       NOVEMBER 30, 2001  YEAR ENDED
                                                                (UNAUDITED)     MAY 31, 2001         (UNAUDITED)    MAY 31, 2001
                                                             -----------------  ------------      ----------------- ------------
INVESTMENT ACTIVITIES:
Net investment income/(loss) ...............................     $    215         $     88           $     (122)    $     (708)
Net realized gain/(loss) on investments sold, futures and
   foreign currency transactions ...........................        6,598            3,880               12,871           (370)
Net unrealized appreciation/(depreciation) on investments,
   futures and foreign currency transactions ...............      (18,276)         (11,584)            (105,949)      (160,624)
                                                                 --------         --------           ----------     ----------
Net increase/(decrease) in net assets resulting
   from operations .........................................      (11,463)          (7,616)             (93,200)      (161,702)
                                                                 --------         --------           ----------     ----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income:
   Class I .................................................         (134)             (31)                  --             --
   Class A .................................................           (1)              --                   --             --
   Class B .................................................           --               --                   --             --
   Class C .................................................           --               --                   --             --
   Distributions from net realized capital gains:
   Class I .................................................           --          (16,653)                  --        (45,705)
   Class A .................................................           --             (565)                  --         (6,819)
   Class B .................................................           --             (248)                  --           (161)
   Class C .................................................           --               (2)                  --            (11)
                                                                 --------         --------           ----------     ----------
Total distributions ........................................         (135)         (17,499)                  --        (52,696)
                                                                 --------         --------           ----------     ----------
SHARE TRANSACTIONS:
   Class I
   Proceeds from shares issued .............................        2,887           13,333               34,507         90,725
   Proceeds from shares issued in connection with
     Parkstone merger (note 9) .............................           --               --                   --             --
   Reinvestment of cash distributions ......................          120           15,460                   --         38,752
   Cost of shares redeemed .................................       (8,216)         (19,872)             (78,529)      (229,758)
                                                                 --------         --------           ----------     ----------
     Net Class I share transactions ........................       (5,209)           8,921              (44,022)      (100,281)
                                                                 --------         --------           ----------     ----------
   Class A
   Proceeds from shares issued .............................          527            1,710                5,622         21,929
   Proceeds from shares issued in connection with
     Parkstone merger (note 9) .............................           --               --                   --             --
   Reinvestment of cash distributions ......................            1              554                   --          6,463
   Cost of shares redeemed .................................         (802)          (1,612)             (13,388)       (40,624)
                                                                 --------         --------           ----------     ----------
     Net Class A share transactions ........................         (274)             652               (7,766)       (12,232)
                                                                 --------         --------           ----------     ----------
   Class B
   Proceeds from shares issued .............................          203              780                  315          1,371
   Proceeds from shares issued in connection with
     Parkstone merger (note 9) .............................           --               --                   --             --
   Reinvestment of cash distributions ......................           --              247                   --            159
   Cost of shares redeemed .................................         (197)            (439)                (453)          (744)
                                                                 --------         --------           ----------     ----------
     Net Class B share transactions ........................            6              588                 (138)           786
                                                                 --------         --------           ----------     ----------
   Class C
   Proceeds from shares issued .............................          173               50                  214            222
   Reinvestment of cash distributions ......................           --                2                   --             11
   Cost of shares redeemed .................................          (10)              (1)                 (24)           (11)
                                                                 --------         --------           ----------     ----------
     Net Class C share transactions ........................          163               51                  190            222
                                                                 --------         --------           ----------     ----------
Increase/(decrease) in net assets from share transactions ..       (5,314)          10,212              (51,736)      (111,505)
                                                                 --------         --------           ----------     ----------
Total increase/(decrease) in net assets ....................      (16,912)         (14,903)            (144,936)      (325,903)
                                                                 --------         --------           ----------     ----------
NET ASSETS:
Beginning of period ........................................      132,292          147,195            1,109,088      1,434,991
                                                                 --------         --------           ----------     ----------
End of period ..............................................     $115,380         $132,292           $  964,152     $1,109,088
                                                                 ========         ========           ==========     ==========

                             See Accompanying Notes

                                                            FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                                    EQUITY INDEX FUND            INTERNATIONAL EQUITY FUND
                                                             -----------------------------    ------------------------------
                                                                  FOR THE                         FOR THE
                                                             SIX MONTHS ENDED    FOR THE      SIX MONTHS ENDED     FOR THE
                                                             NOVEMBER 30, 2001  YEAR ENDED    NOVEMBER 30, 2001  YEAR ENDED
                                                                (UNAUDITED)    MAY 31, 2001      (UNAUDITED)    MAY 31, 2001
                                                             ----------------- ------------   ----------------- ------------
INVESTMENT ACTIVITIES:
Net investment income/(loss) ...............................      $  1,703       $  3,081         $     465        $  1,359
Net realized gain/(loss) on investments sold, futures and
   foreign currency transactions ...........................        (2,740)          (482)          (29,005)        (63,943)
Net unrealized appreciation/(depreciation) on investments,
   futures and foreign currency transactions ...............       (29,926)       (37,819)          (59,048)       (123,860)
                                                                  --------       --------         ---------        --------
Net increase/(decrease) in net assets resulting
   from operations .........................................       (30,963)       (35,220)          (87,588)       (186,444)
                                                                  --------       --------         ---------        --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income:
   Class I .................................................        (1,689)        (3,100)               --              --
   Class A .................................................           (29)           (58)               --              --
   Class B .................................................            (1)            (1)               --              --
   Class C .................................................            --             --                --              --
   Distributions from net realized capital gains:
   Class I .................................................            --             --                --         (28,291)
   Class A .................................................            --             --                --            (245)
   Class B .................................................            --             --                --             (42)
   Class C .................................................            --             --                --             (12)
                                                                  --------       --------         ---------        --------
Total distributions ........................................        (1,719)        (3,159)               --         (28,590)
                                                                  --------       --------         ---------        --------
SHARE TRANSACTIONS:
   Class I
   Proceeds from shares issued .............................        47,860         96,190           126,365         277,053
   Proceeds from shares issued in connection with
     Parkstone merger (note 9) .............................            --             --                --         279,700
   Reinvestment of cash distributions ......................         1,452          2,692                --          16,097
   Cost of shares redeemed .................................       (26,956)       (84,276)         (128,285)       (184,496)
                                                                  --------       --------         ---------        --------
     Net Class I share transactions ........................        22,356         14,606            (1,920)        388,354
                                                                  --------       --------         ---------        --------
   Class A
   Proceeds from shares issued .............................         1,612          2,637            35,691          42,547
   Proceeds from shares issued in connection with
     Parkstone merger (note 9) .............................            --             --                --          21,734
   Reinvestment of cash distributions ......................            27             53                --             209
   Cost of shares redeemed .................................        (1,232)        (2,190)          (36,990)        (46,482)
                                                                  --------       --------         ---------        --------
     Net Class A share transactions ........................           407            500            (1,299)         18,008
                                                                  --------       --------         ---------        --------
   Class B
   Proceeds from shares issued .............................           355            821               135             751
   Proceeds from shares issued in connection with
     Parkstone merger (note 9) .............................            --             --                --           7,727
   Reinvestment of cash distributions ......................             1              1                --              42
   Cost of shares redeemed .................................          (123)          (151)             (760)         (1,660)
                                                                  --------       --------         ---------        --------
     Net Class B share transactions ........................           233            671              (625)          6,860
                                                                  --------       --------         ---------        --------
   Class C
   Proceeds from shares issued .............................           322            465               191             260
   Reinvestment of cash distributions ......................            --             --                --              12
   Cost of shares redeemed .................................           (81)           (33)              (18)            (10)
                                                                  --------       --------         ---------        --------
     Net Class C share transactions ........................           241            432               173             262
                                                                  --------       --------         ---------        --------
Increase/(decrease) in net assets from share transactions ..        23,237         16,209            (3,671)        413,484
                                                                  --------       --------         ---------        --------
Total increase/(decrease) in net assets ....................        (9,445)       (22,170)          (91,259)        198,450
                                                                  --------       --------         ---------        --------
NET ASSETS:
Beginning of period ........................................       341,521        363,691           628,184         429,734
                                                                  --------       --------         ---------        --------
End of period ..............................................      $332,076       $341,521         $ 536,925        $628,184
                                                                  ========       ========         =========        ========

                                                                    LARGE CAP ULTRA FUND            LARGE CAP VALUE FUND
                                                               -----------------------------    ------------------------------
                                                                    FOR THE                         FOR THE
                                                               SIX MONTHS ENDED     FOR THE     SIX MONTHS ENDED     FOR THE
                                                               NOVEMBER 30, 2001  YEAR ENDED    NOVEMBER 30, 2001  YEAR ENDED
                                                                  (UNAUDITED)    MAY 31, 2001      (UNAUDITED)    MAY 31, 2001
                                                               ----------------- ------------   ----------------- ------------
INVESTMENT ACTIVITIES:
Net investment income/(loss) ...............................        $   (407)      $  (1,174)       $  3,996        $ 10,687
Net realized gain/(loss) on investments sold, futures and
   foreign currency transactions ...........................         (18,960)         (3,167)         13,201          23,369
Net unrealized appreciation/(depreciation) on investments,
   futures and foreign currency transactions ...............          (4,656)        (73,984)        (65,712)         53,312
                                                                    --------       ---------        --------        --------
Net increase/(decrease) in net assets resulting
   from operations .........................................         (24,023)        (78,325)        (48,515)         87,368
                                                                    --------       ---------        --------        --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income:
   Class I .................................................              --              --          (3,987)        (10,846)
   Class A .................................................              --              --            (192)           (525)
   Class B .................................................              --              --             (13)            (71)
   Class C .................................................              --              --              (1)             (1)
   Distributions from net realized capital gains:
   Class I .................................................              --         (34,933)             --         (10,037)
   Class A .................................................              --          (2,574)             --            (182)
   Class B .................................................              --          (2,062)             --             (27)
   Class C .................................................              --              (1)             --              (2)
                                                                    --------       ---------        --------        --------
Total distributions ........................................              --         (39,570)         (4,193)        (21,691)
                                                                    --------       ---------        --------        --------
SHARE TRANSACTIONS:
   Class I
   Proceeds from shares issued .............................          10,938          47,734          68,071          76,707
   Proceeds from shares issued in connection with
     Parkstone merger (note 9) .............................              --              --              --         178,560
   Reinvestment of cash distributions ......................              --          22,606           1,884          12,663
   Cost of shares redeemed .................................         (17,371)        (62,600)        (42,698)       (126,928)
                                                                    --------       ---------        --------        --------
     Net Class I share transactions ........................          (6,433)          7,740          27,257         141,002
                                                                    --------       ---------        --------        --------
   Class A
   Proceeds from shares issued .............................           1,578           3,086           1,577           5,083
   Proceeds from shares issued in connection with
     Parkstone merger (note 9) .............................              --              --              --          41,201
   Reinvestment of cash distributions ......................              --           2,252             168             589
   Cost of shares redeemed .................................          (2,615)         (6,141)         (3,727)        (17,081)
                                                                    --------       ---------        --------        --------
     Net Class A share transactions ........................          (1,037)           (803)         (1,982)         29,792
                                                                    --------       ---------        --------        --------
   Class B
   Proceeds from shares issued .............................             106           1,256             316             654
   Proceeds from shares issued in connection with
     Parkstone merger (note 9) .............................              --              --              --          13,116
   Reinvestment of cash distributions ......................              --           1,997              13              95
   Cost of shares redeemed .................................          (1,292)         (2,735)           (977)         (4,104)
                                                                    --------       ---------        --------        --------
     Net Class B share transactions ........................          (1,186)            518            (648)          9,761
                                                                    --------       ---------        --------        --------
   Class C
   Proceeds from shares issued .............................             245             129             116              88
   Reinvestment of cash distributions ......................              --               1              --               3
   Cost of shares redeemed .................................             (15)             (4)            (35)            (23)
                                                                    --------       ---------        --------        --------
     Net Class C share transactions ........................             230             126              81              68
                                                                    --------       ---------        --------        --------
Increase/(decrease) in net assets from share transactions ..          (8,426)          7,581          24,708         180,623
                                                                    --------       ---------        --------        --------
Total increase/(decrease) in net assets ....................         (32,449)       (110,314)        (28,000)        246,300
                                                                    --------       ---------        --------        --------
NET ASSETS:
Beginning of period ........................................         205,703         316,017         756,967         510,667
                                                                    --------       ---------        --------        --------
End of period ..............................................        $173,254       $ 205,703        $728,967        $756,967
                                                                    ========       =========        ========        ========

                             See Accompanying Notes

FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                                    MID CAP GROWTH FUND                SMALL CAP GROWTH FUND
                                                             -------------------------------   ---------------------------------
                                                                   FOR THE                            FOR THE
                                                             SIX MONTHS ENDED     FOR THE        SIX MONTHS ENDED     FOR THE
                                                             NOVEMBER 30, 2001   YEAR ENDED     NOVEMBER 30, 2001    YEAR ENDED
                                                                (UNAUDITED)     MAY 31, 2001        (UNAUDITED)     MAY 31, 2001
                                                             -----------------  ------------    -----------------   ------------
INVESTMENT ACTIVITIES:
Net investment income/(loss) ...............................     $ (1,062)       $  (2,103)          $ (1,532)        $ (1,838)
Net realized gain/(loss) on investments sold, futures
   and foreign currency transactions .......................       (6,371)          (6,518)           (16,061)         (16,557)
Net unrealized appreciation/(depreciation) on
   investments, futures and foreign currency
   transactions ............................................      (23,452)         (70,164)           (16,839)         (68,623)
                                                                 --------        ---------           --------         --------
Net increase/(decrease) in net assets resulting
   from operations .........................................      (30,885)         (78,785)           (34,432)         (87,018)
                                                                 --------        ---------           --------         --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income:
   Class I .................................................           --               --                 --               --
   Class A .................................................           --               --                 --               --
   Class B .................................................           --               --                 --               --
   Class C .................................................           --               --                 --               --
   Distributions from net realized capital gains:
   Class I .................................................           --          (75,891)                --          (20,594)
   Class A .................................................           --          (11,883)                --           (1,527)
   Class B .................................................           --           (5,487)                --             (609)
   Class C .................................................           --              (12)                --               (9)
                                                                 --------        ---------           --------         --------
Total distributions ........................................           --          (93,273)                --          (22,739)
                                                                 --------        ---------           --------         --------
SHARE TRANSACTIONS:
   Class I
   Proceeds from shares issued .............................        8,602           75,216             36,552          108,840
     Proceeds from shares issued in connection with
     Parkstone merger (note 9) .............................           --               --                 --          201,533
   Reinvestment of cash distributions ......................           --           59,697                 --           11,746
   Cost of shares redeemed .................................      (13,856)         (79,672)           (23,291)         (82,577)
                                                                 --------        ---------           --------         --------
     Net Class I share transactions ........................       (5,254)          55,241             13,261          239,542
                                                                 --------        ---------           --------         --------
   Class A
   Proceeds from shares issued .............................       10,078           23,009              8,931           37,877
   Proceeds from shares issued in connection with
     Parkstone merger (note 9) .............................           --              --                  --           46,295
   Reinvestment of cash distributions ......................           --           11,327                 --            1,464
   Cost of shares redeemed .................................      (11,495)         (31,048)           (10,672)         (44,672)
                                                                 --------        ---------           --------         --------
     Net Class A share transactions ........................       (1,417)           3,288             (1,741)          40,964
                                                                 --------        ---------           --------         --------
   Class B
   Proceeds from shares issued .............................           49              589                103              538
   Proceeds from shares issued in connection with
     Parkstone merger (note 9) .............................           --               --                 --           20,127
   Reinvestment of cash distributions ......................            3            5,394                 --              593
   Cost of shares redeemed .................................         (948)          (3,667)            (1,016)          (3,326)
                                                                 --------        ---------           --------         --------
     Net Class B share transactions ........................         (896)           2,316               (913)          17,932
                                                                 --------        ---------           --------         --------
   Class C
   Proceeds from shares issued .............................          138              162                129              320
   Reinvestment of cash distributions ......................           --               11                 --                9
   Cost of shares redeemed .................................          (22)              (9)               (40)             (10)
                                                                 --------        ---------           --------         --------
     Net Class C share transactions ........................          116              164                 89              319
                                                                 --------        ---------           --------         --------
Increase/(decrease) in net assets from share
   transactions ............................................       (7,451)          61,009             10,696          298,757
                                                                 --------        ---------           --------         --------
Total increase/(decrease) in net assets ....................      (38,336)        (111,049)           (23,736)         189,000
                                                                 --------        ---------           --------         --------
NET ASSETS:
Beginning of period ........................................      234,879          345,928            349,465          160,465
                                                                 --------        ---------           --------         --------
End of period ..............................................     $196,543        $ 234,879           $325,729         $349,465
                                                                 ========        =========           ========         ========

* COMMENCED OPERATIONS ON MARCH 6, 2001.


                             See Accompanying Notes

                                                            FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                                  SMALL CAP VALUE FUND             TAX MANAGED EQUITY FUND
                                                             ------------------------------   -------------------------------
                                                                   FOR THE                         FOR THE
                                                             SIX MONTHS ENDED    FOR THE      SIX MONTHS ENDED      FOR THE
                                                             NOVEMBER 30, 2001  YEAR ENDED    NOVEMBER 30, 2001   YEAR ENDED
                                                                (UNAUDITED)    MAY 31, 2001      (UNAUDITED)     MAY 31, 2001
                                                             ----------------- ------------   -----------------  ------------
INVESTMENT ACTIVITIES:
Net investment income/(loss) ...............................     $  2,116        $  6,051         $    198         $    161
Net realized gain/(loss) on investments sold, futures
   and foreign currency transactions .......................       29,958          51,444             (210)            (142)
Net unrealized appreciation/(depreciation) on
   investments, futures and foreign currency
   transactions ............................................      (21,095)         63,640          (11,176)         (32,950)
                                                                 --------        --------         --------         --------
Net increase/(decrease) in net assets resulting
   from operations .........................................       10,979         121,135          (11,188)         (32,931)
                                                                 --------        --------         --------         --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income:
   Class I .................................................           --          (6,229)            (302)            (153)
   Class A .................................................           --            (133)              (7)              --
   Class B .................................................           --              (6)              --               --
   Class C .................................................           --              (1)              --               --
   Distributions from net realized capital gains:
   Class I .................................................           --         (10,302)              --             (492)
   Class A .................................................           --            (262)              --              (39)
   Class B .................................................           --             (23)              --              (25)
   Class C .................................................           --              (2)              --               (2)
                                                                 --------        --------         --------         --------
Total distributions ........................................           --         (16,958)            (309)            (711)
                                                                 --------        --------         --------         --------
SHARE TRANSACTIONS:
   Class I
   Proceeds from shares issued .............................      121,713         157,014            9,158           23,165
     Proceeds from shares issued in connection with
     Parkstone merger (note 9) .............................           --              --               --               --
   Reinvestment of cash distributions ......................           --          10,072               10              251
   Cost of shares redeemed .................................      (43,392)        (73,620)         (17,976)         (31,331)
                                                                 --------        --------         --------         --------
     Net Class I share transactions ........................       78,321          93,466           (8,808)          (7,915)
                                                                 --------        --------         --------         --------
   Class A
   Proceeds from shares issued .............................        3,760           4,016            2,868            6,160
   Proceeds from shares issued in connection with
     Parkstone merger (note 9) .............................           --              --               --               --
   Reinvestment of cash distributions ......................           --             360                5               34
   Cost of shares redeemed .................................       (1,831)         (4,309)          (1,904)          (3,524)
                                                                 --------        --------         --------         --------
     Net Class A share transactions ........................        1,929              67              969            2,670
                                                                 --------        --------         --------         --------
   Class B
   Proceeds from shares issued .............................        1,639             733              715            2,630
   Proceeds from shares issued in connection with
     Parkstone merger (note 9) .............................           --              --               --               --
   Reinvestment of cash distributions ......................           --              29               --               24
   Cost of shares redeemed .................................         (116)           (242)            (685)          (1,442)
                                                                 --------        --------         --------         --------
     Net Class B share transactions ........................        1,523             520               30            1,212
                                                                 --------        --------         --------         --------
   Class C
   Proceeds from shares issued .............................          773             267              306              570
   Reinvestment of cash distributions ......................           --               2               --                1
   Cost of shares redeemed .................................          (57)             (6)            (164)             (31)
                                                                 --------        --------         --------         --------
     Net Class C share transactions ........................          716             263              142              540
                                                                 --------        --------         --------         --------
Increase/(decrease) in net assets from share
   transactions ............................................       82,489          94,316           (7,667)          (3,493)
                                                                 --------        --------         --------         --------
Total increase/(decrease) in net assets ....................       93,468         198,493          (19,164)         (37,135)
                                                                 --------        --------         --------         --------
NET ASSETS:
Beginning of period ........................................      563,377         364,884          249,373          286,508
                                                                 --------        --------         --------         --------
End of period ..............................................     $656,845        $563,377         $230,209         $249,373
                                                                 ========        ========         ========         ========

                                                                 AGGRESSIVE ALLOCATION FUND       BALANCED ALLOCATION FUND
                                                              -------------------------------  ------------------------------
                                                                    FOR THE                         FOR THE
                                                              SIX MONTHS ENDED     FOR THE     SIX MONTHS ENDED     FOR THE
                                                              NOVEMBER 30, 2001 PERIOD ENDED   NOVEMBER 30, 2001  YEAR ENDED
                                                                 (UNAUDITED)    MAY 31, 2001*     (UNAUDITED)    MAY 31, 2001
                                                              ----------------- -------------  ----------------- ------------
INVESTMENT ACTIVITIES:
Net investment income/(loss) ...............................        $    20          $   11        $  2,011         $  4,784
Net realized gain/(loss) on investments sold, futures
   and foreign currency transactions .......................           (208)            (27)         (8,458)           4,278
Net unrealized appreciation/(depreciation) on
   investments, futures and foreign currency
   transactions ............................................           (110)             (2)         (2,600)         (15,788)
                                                                    -------          ------        --------         --------
Net increase/(decrease) in net assets resulting
   from operations .........................................           (298)            (18)         (9,047)          (6,726)
                                                                    -------          ------        --------         --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income:
   Class I .................................................            (12)             (3)         (1,915)          (4,117)
   Class A .................................................             (9)             (3)           (125)            (278)
   Class B .................................................             --              --             (33)             (71)
   Class C                                                               --              --              (1)              --
   Distributions from net realized capital gains:
   Class I .................................................             --              --              --          (13,998)
   Class A .................................................             --              --              --             (947)
   Class B .................................................             --              --              --             (274)
   Class C .................................................             --              --              --               (1)
                                                                    -------          ------        --------         --------
Total distributions ........................................            (21)             (6)         (2,074)         (19,686)
                                                                    -------          ------        --------         --------
SHARE TRANSACTIONS:
   Class I
   Proceeds from shares issued .............................            331           2,500          13,633           35,923
     Proceeds from shares issued in connection with
     Parkstone merger (note 9) .............................             --              --              --          130,610
   Reinvestment of cash distributions ......................             12               3           1,763           17,363
   Cost of shares redeemed .................................             --              --         (22,852)         (42,539)
                                                                    -------          ------        --------         --------
     Net Class I share transactions ........................            343           2,503          (7,456)         141,357
                                                                    -------          ------        --------         --------
   Class A
   Proceeds from shares issued .............................            131           2,510             969            2,708
   Proceeds from shares issued in connection with
     Parkstone merger (note 9) .............................             --              --              --           12,881
   Reinvestment of cash distributions ......................              9               3             117            1,189
   Cost of shares redeemed .................................             (3)             --          (1,547)          (5,467)
                                                                    -------          ------        --------         --------
     Net Class A share transactions ........................            137           2,513            (461)          11,311
                                                                    -------          ------        --------         --------
   Class B
   Proceeds from shares issued .............................             31               7             545            1,183
   Proceeds from shares issued in connection with
     Parkstone merger (note 9) .............................             --              --              --            4,937
   Reinvestment of cash distributions ......................             --              --              31              320
   Cost of shares redeemed .................................             --              --            (402)          (1,002)
                                                                    -------          ------        --------         --------
     Net Class B share transactions ........................             31               7             174            5,438
                                                                    -------          ------        --------         --------
   Class C
   Proceeds from shares issued .............................             51              --             491               34
   Reinvestment of cash distributions ......................             --              --               1                1
   Cost of shares redeemed .................................             --              --             (33)             (16)
                                                                    -------          ------        --------         --------
     Net Class C share transactions ........................             51              --             459               19
                                                                    -------          ------        --------         --------
Increase/(decrease) in net assets from share
   transactions ............................................            562           5,023          (7,284)         158,125
                                                                    -------          ------        --------         --------
Total increase/(decrease) in net assets ....................            243           4,999         (18,405)         131,713
                                                                    -------          ------        --------         --------
NET ASSETS:
Beginning of period ........................................          4,999              --         205,889           74,176
                                                                    -------          ------        --------         --------
End of period ..............................................         $5,242          $4,999        $187,484         $205,889
                                                                     ======          ======        ========         ========



                             See Accompanying Notes

FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                               CONSERVATIVE ALLOCATION FUND                  BOND FUND
                                                          -----------------------------------   ---------------------------------
                                                                  FOR THE                            FOR THE
                                                             SIX MONTHS ENDED      FOR THE       SIX MONTHS ENDED     FOR THE
                                                             NOVEMBER 30, 2001  PERIOD ENDED    NOVEMBER 30, 2001    YEAR ENDED
                                                                (UNAUDITED)     MAY 31, 2001*       (UNAUDITED)     MAY 31, 2001+
                                                          --------------------  -------------   -----------------   -------------
INVESTMENT ACTIVITIES:
Net investment income ....................................          $  73           $   36           $ 25,414        $  58,267
Net realized gain/(loss) on investments sold .............           (133)              (6)             3,171          (12,862)
Net unrealized appreciation/(depreciation)
   on investments ........................................             12               15             12,168           39,510
                                                                   ------           ------           --------         --------
Net increase in net assets
   resulting from operations .............................            (48)              45             40,753           84,915
                                                                   ------           ------           --------         --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income:
     Class I .............................................            (39)             (13)           (24,961)         (57,451)
     Class A .............................................            (35)             (12)              (258)            (648)
     Class B .............................................             --               --                (58)            (139)
     Class C .............................................             (1)              --                 (2)              (2)
   Distributions from net realized capital gains:
     Class I .............................................             --               --                 --               --
     Class A .............................................             --               --                 --               --
     Class B .............................................             --               --                 --               --
     Class C .............................................             --               --                 --               --
                                                                   ------           ------           --------         --------
Total distributions ......................................            (75)             (25)           (25,279)         (58,240)
                                                                   ------           ------           --------         --------
SHARE TRANSACTIONS:
   Class I
     Proceeds from shares issued .........................            261            2,500             54,866           90,132
     Proceeds from shares issued in connection with
      Parkstone merger (note 9) ..........................             --               --                 --          621,925
     Reinvestment of cash distributions ..................             37               13              5,842           15,995
     Cost of shares redeemed .............................             --               --           (103,632)        (205,657)
                                                                   ------           ------           --------         --------
      Net Class I share transactions .....................            298            2,513            (42,924)         522,395
                                                                   ------           ------           --------         --------
   Class A
     Proceeds from shares issued .........................             70            2,500              2,761            1,915
     Proceeds from shares issued in connection with
      Parkstone merger (note 9) ..........................             --               --                 --            3,738
     Reinvestment of cash distributions ..................             35               12                179              366
     Cost of shares redeemed .............................            (47)              --             (2,686)          (7,693)
                                                                   ------           ------           --------         --------
      Net Class A share transactions .....................             58            2,512                254           (1,674)
                                                                   ------           ------           --------         --------
   Class B
     Proceeds from shares issued .........................             20               --                102               82
     Proceeds from shares issued in connection with
      Parkstone merger (note 9) ..........................             --               --                 --              563
     Reinvestment of cash distributions ..................             --               --                 49              120
     Cost of shares redeemed .............................             --               --               (247)            (911)
                                                                   ------           ------           --------         --------
      Net Class B share transactions .....................             20               --                (96)            (146)
                                                                   ------           ------           --------         --------
   Class C
     Proceeds from shares issued .........................             63               55                 60               33
     Proceeds from shares issued in connection with
      Parkstone merger (note 9) ..........................             --               --                 --               41
     Reinvestment of cash distributions ..................              1               --                  2                2
     Cost of shares redeemed .............................             --               --                 (3)             (15)
                                                                   ------           ------           --------         --------
      Net Class C share transactions .....................             64               55                 59               61
                                                                   ------           ------           --------         --------
Increase/(decrease) in net assets from share
   transactions ..........................................            440            5,080            (42,707)         520,636
                                                                   ------           ------           --------         --------
Total increase/(decrease) in net assets ..................            317            5,100            (27,233)         547,311
                                                                   ------           ------           --------         --------
NET ASSETS:
Beginning of period ......................................          5,100               --            854,229          306,918
                                                                   ------           ------           --------         --------
End of period ............................................         $5,417           $5,100           $826,996         $854,229
                                                                   ======           ======           ========         ========

*Commenced operations on March 6, 2001.
+Reflects operating history of a predecessor mutual fund (see note 9).

                             See Accompanying Notes

                                                            FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                                     GNMA FUND                  INTERMEDIATE BOND FUND
                                                          ------------------------------   -------------------------------
                                                               FOR THE                         FOR THE
                                                          SIX MONTHS ENDED    FOR THE      SIX MONTHS ENDED      FOR THE
                                                          NOVEMBER 30, 2001  YEAR ENDED    NOVEMBER 30, 2001   YEAR ENDED
                                                             (UNAUDITED)    MAY 31, 2001      (UNAUDITED)     MAY 31, 2001
                                                          ----------------- ------------   -----------------  ------------
INVESTMENT ACTIVITIES:
Net investment income ....................................     $ 4,064       $   7,982          $ 9,784         $ 23,078
Net realized gain/(loss) on investments sold .............         206            (109)           3,044           (4,923)
Net unrealized appreciation/(depreciation)
   on investments ........................................       1,595           6,015            3,728           16,524
                                                              --------        --------         --------         --------
Net increase in net assets
   resulting from operations .............................       5,865          13,888           16,556           34,679
                                                              --------        --------         --------         --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income:
     Class I .............................................      (4,012)         (7,814)          (9,601)         (22,379)
     Class A .............................................         (42)            (79)            (209)            (573)
     Class B .............................................          (7)             (8)             (33)             (74)
     Class C .............................................          (5)             (4)              (5)             (10)
   Distributions from net realized capital gains:
     Class I .............................................          --              --               --               --
     Class A .............................................          --              --               --               --
     Class B .............................................          --              --               --               --
     Class C .............................................          --              --               --               --
                                                              --------        --------         --------         --------
Total distributions ......................................      (4,066)         (7,905)          (9,848)         (23,036)
                                                              --------        --------         --------         --------
SHARE TRANSACTIONS:
   Class I
     Proceeds from shares issued .........................      19,946          25,012           76,330          110,336
     Proceeds from shares issued in connection with
      Parkstone merger (note 9) ..........................          --              --               --           72,396
     Reinvestment of cash distributions ..................         570             821            2,184            5,464
     Cost of shares redeemed .............................     (14,953)        (17,736)         (91,181)        (149,433)
                                                              --------        --------         --------         --------
      Net Class I share transactions .....................       5,563           8,097          (12,667)          38,763
                                                              --------        --------         --------         --------
   Class A
     Proceeds from shares issued .........................         770             617              636            2,079
     Proceeds from shares issued in connection with
      Parkstone merger (note 9) ..........................          --              --               --            7,594
     Reinvestment of cash distributions ..................          31              58              146              386
     Cost of shares redeemed .............................        (230)           (857)          (1,083)          (6,057)
                                                              --------        --------         --------         --------
      Net Class A share transactions .....................         571            (182)            (301)           4,002
                                                              --------        --------         --------         --------
   Class B
     Proceeds from shares issued .........................         178             124               82              345
     Proceeds from shares issued in connection with
      Parkstone merger (note 9) ..........................          --              --               --              556
     Reinvestment of cash distributions ..................           7               7               26               60
     Cost of shares redeemed .............................         (66)            (92)             (64)            (344)
                                                              --------        --------         --------         --------
      Net Class B share transactions .....................         119              39               44              617
                                                              --------        --------         --------         --------
   Class C
     Proceeds from shares issued .........................         468              22              189               30
     Proceeds from shares issued in connection with
      Parkstone merger (note 9) ..........................          --              --               --               --
     Reinvestment of cash distributions ..................           5               3                4               10
     Cost of shares redeemed .............................          --             (52)             (54)             (58)
                                                              --------        --------         --------         --------
      Net Class C share transactions .....................         473             (27)             139              (18)
                                                              --------        --------         --------         --------
Increase/(decrease) in net assets from share
   transactions ..........................................       6,726           7,927          (12,785)          43,364
                                                              --------        --------         --------         --------
Total increase/(decrease) in net assets ..................       8,525          13,910           (6,077)          55,007
                                                              --------        --------         --------         --------
NET ASSETS:
Beginning of period ......................................     135,039         121,129          354,803          299,796
                                                              --------        --------         --------         --------
End of period ............................................    $143,564        $135,039         $348,726         $354,803
                                                              ========        ========         ========         ========

[TABLE CONTINUED]

                                                             LIMITED MATURITY BOND FUND      TOTAL RETURN ADVANTAGE FUND
                                                          ------------------------------   ------------------------------
                                                               FOR THE                         FOR THE
                                                          SIX MONTHS ENDED     FOR THE     SIX MONTHS ENDED     FOR THE
                                                          NOVEMBER 30, 2001  YEAR ENDED    NOVEMBER 30, 2001  YEAR ENDED
                                                             (UNAUDITED)    MAY 31, 2001      (UNAUDITED)    MAY 31, 2001
                                                          ----------------- ------------   ----------------- ------------
INVESTMENT ACTIVITIES:
Net investment income ....................................      $ 5,376       $  11,540        $  8,396        $  21,578
Net realized gain/(loss) on investments sold .............           62          (3,333)          1,569            6,920
Net unrealized appreciation/(depreciation)
   on investments ........................................        2,987           6,671           8,000           12,544
                                                               --------        --------        --------         --------
Net increase in net assets
   resulting from operations .............................        8,425          14,878          17,965           41,042
                                                               --------        --------        --------         --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income:
     Class I .............................................       (5,198)        (11,557)         (8,331)         (21,402)
     Class A .............................................         (133)           (381)            (29)            (167)
     Class B .............................................          (17)            (37)             (4)              (3)
     Class C .............................................           (2)             (1)             (1)              --
   Distributions from net realized capital gains:
     Class I .............................................           --              --              --               --
     Class A .............................................           --              --              --               --
     Class B .............................................           --              --              --               --
     Class C .............................................           --              --              --               --
                                                               --------        --------        --------         --------
Total distributions ......................................       (5,350)        (11,976)         (8,365)         (21,572)
                                                               --------        --------        --------         --------
SHARE TRANSACTIONS:
   Class I
     Proceeds from shares issued .........................       53,510          88,082          16,392           72,346
     Proceeds from shares issued in connection with
      Parkstone merger (note 9) ..........................           --         100,489              --               --
     Reinvestment of cash distributions ..................        1,666           4,380           4,570           12,140
     Cost of shares redeemed .............................      (48,696)        (99,170)       (102,021)         (79,450)
                                                               --------        --------        --------         --------
      Net Class I share transactions .....................        6,480          93,781         (81,059)           5,036
                                                               --------        --------        --------         --------
   Class A
     Proceeds from shares issued .........................          942             826             221            1,641
     Proceeds from shares issued in connection with
      Parkstone merger (note 9) ..........................           --           8,775              --               --
     Reinvestment of cash distributions ..................           99             265              21              130
     Cost of shares redeemed .............................         (848)         (5,799)           (423)          (5,810)
                                                               --------        --------        --------         --------
      Net Class A share transactions .....................          193           4,067            (181)          (4,039)
                                                               --------        --------        --------         --------
   Class B
     Proceeds from shares issued .........................          107             323              69              143
     Proceeds from shares issued in connection with
      Parkstone merger (note 9) ..........................           --             575              --               --
     Reinvestment of cash distributions ..................           15              31               4                3
     Cost of shares redeemed .............................          (19)           (377)             (5)              --
                                                               --------        --------        --------         --------
      Net Class B share transactions .....................          103             552              68              146
                                                               --------        --------        --------         --------
   Class C
     Proceeds from shares issued .........................          236              48              15               19
     Proceeds from shares issued in connection with
      Parkstone merger (note 9) ..........................           --              --              --               --
     Reinvestment of cash distributions ..................            1               1               1               --
     Cost of shares redeemed .............................           (8)             (3)             (3)              --
                                                               --------        --------        --------         --------
      Net Class C share transactions .....................          229              46              13               19
                                                               --------        --------        --------         --------
Increase/(decrease) in net assets from share
   transactions ..........................................        7,005          98,446         (81,159)           1,162
                                                               --------        --------        --------         --------
Total increase/(decrease) in net assets ..................       10,080         101,348         (71,559)          20,632
                                                               --------        --------        --------         --------
NET ASSETS:
Beginning of period ......................................      196,071          94,723         356,694          336,062
                                                               --------        --------        --------         --------
End of period ............................................     $206,151        $196,071        $285,135         $356,694
                                                               ========        ========        ========         ========


                             See Accompanying Notes

FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                    U.S. GOVERNMENT INCOME FUND                    MICHIGAN MUNICIPAL BOND FUND
                                                 ---------------------------------              ---------------------------------
                                                      FOR THE                                        FOR THE
                                                 SIX MONTHS ENDED        FOR THE                SIX MONTHS ENDED        FOR THE
                                                 NOVEMBER 30, 2001     YEAR ENDED               NOVEMBER 30, 2001     YEAR ENDED
                                                    (UNAUDITED)       MAY 31, 2001                 (UNAUDITED)       MAY 31, 2001
                                                 -----------------    ------------              -----------------    ------------
INVESTMENT ACTIVITIES:
Net investment income ..........................    $   5,078          $ 10,138                     $  3,713          $   7,687
Net realized gain/(loss) on investments sold ...        2,846               506                          (20)               805
Net unrealized appreciation/(depreciation)
  on investments ...............................        1,055             7,507                        1,366              8,061
                                                    ---------          --------                     --------          ---------
Net increase/(decrease) in net assets
  resulting from operations ....................        8,979            18,151                        5,059             16,553
                                                    ---------          --------                     --------          ---------
DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income:
     Class I ...................................       (4,570)           (8,784)                      (3,261)            (7,022)
     Class A ...................................         (344)             (999)                        (398)              (599)
     Class B ...................................         (151)             (425)                         (35)               (66)
     Class C ...................................           (9)               (1)                          --                 --
   Distributions from net realized capital gains:
     Class I ...................................           --                --                           --                 --
     Class A ...................................           --                --                           --                 --
     Class B ...................................           --                --                           --                 --
     Class C ...................................           --                --                           --                 --
                                                    ---------          --------                     --------          ---------
Total distributions ............................       (5,074)          (10,209)                      (3,694)            (7,687)
                                                    ---------          --------                     --------          ---------
SHARE TRANSACTIONS:
   Class I
     Proceeds from shares issued ...............       45,691            57,791                        8,384             14,150
     Proceeds from shares issued in connection
       with Parkstone merger (note 9) ..........           --                --                           --                 --
     Reinvestment of cash distributions ........          579               952                          388                775
     Cost of shares redeemed ...................      (17,869)          (43,963)                     (13,777)           (30,971)
                                                    ---------          --------                     --------          ---------
       Net Class I share transactions ..........       28,401            14,780                       (5,005)           (16,046)
                                                    ---------          --------                     --------          ---------
   Class A
     Proceeds from shares issued ...............          571               926                       10,200              3,247
     Proceeds from shares issued in connection
       with Parkstone merger (note 9) ..........           --                --                           --                 --
     Reinvestment of cash distributions ........          190               494                          311                450
     Cost of shares redeemed ...................       (1,701)           (9,223)                      (2,441)            (5,415)
                                                    ---------          --------                     --------          ---------
       Net Class A share transactions ..........         (940)           (7,803)                       8,070             (1,718)
                                                    ---------          --------                     --------          ---------
   Class B
     Proceeds from shares issued ...............          598               457                          154                322
     Proceeds from shares issued in connection
       with Parkstone merger (note 9) ..........           --                --                           --                 --
     Reinvestment of cash distributions ........           94               260                           26                 49
     Cost of shares redeemed ...................       (1,119)           (3,162)                         (71)              (408)
                                                    ---------          --------                     --------          ---------
       Net Class B share transactions ..........         (427)           (2,445)                         109                (37)
                                                    ---------          --------                     --------          ---------
   Class C
     Proceeds from shares issued ...............          766               112                           30                 --
     Reinvestment of cash distributions ........            7                 1                           --                 --
     Cost of shares redeemed ...................          (33)               --                           --                 --
                                                    ---------          --------                     --------          ---------
       Net Class C share transactions ..........          740               113                           30                 --
                                                    ---------          --------                     --------          ---------
Increase/(decrease) in net assets from share
   transactions ................................       27,774             4,645                        3,204            (17,801)
                                                    ---------          --------                     --------          ---------
Total increase/(decrease) in net assets ........       31,679            12,587                        4,569             (8,935)
                                                    ---------          --------                     --------          ---------
NET ASSETS:
Beginning of period ............................      176,819           164,232                      164,479            173,414
                                                    ---------          --------                     --------          ---------
End of period ..................................     $208,498          $176,819                     $169,048           $164,479
                                                    =========          ========                     ========          =========



                             See Accompanying Notes

                                                            FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                   NATIONAL TAX EXEMPT BOND FUND                   OHIO TAX EXEMPT BOND FUND
                                                  --------------------------------             --------------------------------
                                                       FOR THE                                      FOR THE
                                                  SIX MONTHS ENDED       FOR THE               SIX MONTHS ENDED       FOR THE
                                                  NOVEMBER 30, 2001    YEAR ENDED              NOVEMBER 30, 2001    YEAR ENDED
                                                     (UNAUDITED)      MAY 31, 2001                (UNAUDITED)      MAY 31, 2001
                                                  -----------------   ------------             -----------------   ------------
INVESTMENT ACTIVITIES:
Net investment income ..........................      $  3,614          $  7,189                  $  3,597           $  7,524
Net realized gain/(loss) on investments sold ...           827               614                       287                246
Net unrealized appreciation/(depreciation)
  on investments ...............................         1,034             7,312                     1,313              8,471
                                                      --------          --------                  --------           --------
Net increase/(decrease) in net assets
  resulting from operations ....................         5,475            15,115                     5,197             16,241
                                                      --------          --------                  --------           --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income:
     Class I ...................................         (3407)           (6,859)                   (3,389)            (7,259)
     Class A ...................................          (138)             (294)                     (208)              (264)
     Class B ...................................            (9)              (18)                       --                 --
     Class C ...................................            (1)               (3)                       (8)                (3)
   Distributions from net realized capital gains:
     Class I ...................................            --                --                        --                 --
     Class A ...................................            --                --                        --                 --
     Class B ...................................            --                --                        --                 --
     Class C ...................................            --                --                        --                 --
                                                      --------          --------                  --------           --------
Total distributions ............................        (3,555)           (7,174)                   (3,605)            (7,526)
                                                      --------          --------                  --------           --------
SHARE TRANSACTIONS:
   Class I
     Proceeds from shares issued ...............        14,601            28,490                    14,031             18,699
     Proceeds from shares issued in connection
       with Parkstone merger (note 9) ..........            --            61,308                        --                 --
     Reinvestment of cash distributions ........           163               352                       185                279
     Cost of shares redeemed ...................       (20,352)          (31,341)                  (16,038)           (36,930)
                                                      --------          --------                  --------           --------
       Net Class I share transactions ..........        (5,588)           58,809                    (1,822)           (17,952)
                                                      --------          --------                  --------           --------
   Class A
     Proceeds from shares issued ...............           277             1,193                     4,012             10,141
     Proceeds from shares issued in connection
       with Parkstone merger (note 9) ..........            --             3,375                        --                 --
     Reinvestment of cash distributions ........           111               221                       178                190
     Cost of shares redeemed ...................           (46)           (2,495)                     (189)            (7,316)
                                                      --------          --------                  --------           --------
       Net Class A share transactions ..........           342             2,294                     4,001              3,015
                                                      --------          --------                  --------           --------
   Class B
     Proceeds from shares issued ...............           128                51                        --                 --
     Proceeds from shares issued in connection
       with Parkstone merger (note 9) ..........            --               404                        --                 --
     Reinvestment of cash distributions ........             6                12                        --                 --
     Cost of shares redeemed ...................            (7)             (216)                       --                 --
                                                      --------          --------                  --------           --------
       Net Class B share transactions ..........           127               251                        --                 --
                                                      --------          --------                  --------           --------
   Class C
     Proceeds from shares issued ...............            --                90                     1,248                278
     Reinvestment of cash distributions ........             1                 2                         6                 --
     Cost of shares redeemed ...................           (16)              (13)                     (210)                 3
                                                      --------          --------                  --------           --------
       Net Class C share transactions ..........           (15)               79                     1,044                281
                                                      --------          --------                  --------           --------
Increase/(decrease) in net assets from share
   transactions ................................        (5,134)           61,433                     3,223            (14,656)
                                                      --------          --------                  --------           --------
Total increase/(decrease) in net assets ........        (3,214)           69,374                     4,815             (5,941)
                                                      --------          --------                  --------           --------
NET ASSETS:
Beginning of period ............................       169,241            99,867                   165,396            171,337
                                                      --------          --------                  --------           --------
End of period ..................................      $166,027          $169,241                  $170,211           $165,396
                                                      ========          ========                  ========           ========

[TABLE CONTINUED]

                                                 PENNSYLVANIA MUNICIPAL BOND FUND
                                                 ---------------------------------
                                                       FOR THE
                                                  SIX MONTHS ENDED       FOR THE
                                                  NOVEMBER 30, 2001    YEAR ENDED
                                                     (UNAUDITED)      MAY 31, 2001
                                                 ------------------   ------------
INVESTMENT ACTIVITIES:
Net investment income ..........................       $ 1,031           $ 2,082
Net realized gain/(loss) on investments sold ...            24               118
Net unrealized appreciation/(depreciation)
  on investments ...............................           370             1,955
                                                       -------           -------
Net increase/(decrease) in net assets
  resulting from operations ....................         1,425             4,155
                                                       -------           -------
DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income:
     Class I ...................................        (1,013)           (2,068)
     Class A ...................................           (10)              (14)
     Class B ...................................            --                --
     Class C ...................................            (1)               --
   Distributions from net realized capital gains:
     Class I ...................................            --                --
     Class A ...................................            --                --
     Class B ...................................            --                --
     Class C ...................................            --                --
                                                       -------           -------
Total distributions ............................        (1,024)           (2,082)
                                                       -------           -------
SHARE TRANSACTIONS:
   Class I
     Proceeds from shares issued ...............         3,550             5,118
     Proceeds from shares issued in connection
       with Parkstone merger (note 9) ..........            --                --
     Reinvestment of cash distributions ........            34                57
     Cost of shares redeemed ...................        (2.940)           (6,817)
                                                       -------           -------
       Net Class I share transactions ..........           644            (1,642)
                                                       -------           -------
   Class A
     Proceeds from shares issued ...............           229               189
     Proceeds from shares issued in connection
       with Parkstone merger (note 9) ..........            --                --
     Reinvestment of cash distributions ........             5                 5
     Cost of shares redeemed ...................           (37)              (22)
                                                       -------           -------
       Net Class A share transactions ..........           197               172
                                                       -------           -------
   Class B
     Proceeds from shares issued ...............            --                --
     Proceeds from shares issued in connection
       with Parkstone merger (note 9) ..........            --                --
     Reinvestment of cash distributions ........            --                --
     Cost of shares redeemed ...................            --                --
                                                       -------           -------
       Net Class B share transactions ..........            --                --
                                                       -------           -------
   Class C
     Proceeds from shares issued ...............           201                 4
     Reinvestment of cash distributions ........             1                --
     Cost of shares redeemed ...................            --                --
                                                       -------           -------
       Net Class C share transactions ..........           202                 4
                                                       -------           -------
Increase/(decrease) in net assets from share
   transactions ................................         1,043            (1,466)
                                                       -------           -------
Total increase/(decrease) in net assets ........         1,444               607
                                                       -------           -------
NET ASSETS:
Beginning of period ............................        45,844            45,237
                                                       -------           -------
End of period ..................................       $47,288           $45,844
                                                       =======           =======

                             See Accompanying Notes

Notes to Financial Statements (Unaudited)

--------------------------------------------------------------------------------


1.  FUND ORGANIZATION

   Armada Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 28, 1986. The Trust is comprised of 32 funds each of which is authorized to issue various classes of shares. Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution and/or shareholder service fees and investment minimums. Class I shares are sold without a sales charge. Class A shares are sold subject to a front-end sales charge and Class B and Class C shares are sold with a contingent deferred sales charge, both of which may be reduced or waived under certain circumstances. See the respective Fund's prospectus for additional information.

   The Trust currently has five Series that consist of the following Funds (each referred to as a "Fund" or collectively as the "Funds"):

EQUITY SERIES

   Core Equity Fund, Equity Growth Fund, Equity Index Fund, International Equity Fund, Large Cap Ultra Fund, Large Cap Value Fund, Micro Cap Value Fund*, Mid Cap Growth Fund, Small Cap Growth Fund, Small Cap Value Fund, and Tax Managed Equity Fund;

ASSET ALLOCATION SERIES

   Aggressive Allocation Fund, Balanced Allocation Fund and Conservative Allocation Fund;

FIXED INCOME SERIES

   Bond Fund, GNMA Fund, Intermediate Bond Fund, Limited Maturity Bond Fund, Strategic Income Bond Fund*, Total Return Advantage Fund, and U.S. Government Income Fund;

TAX FREE BOND SERIES

   Michigan Municipal Bond Fund, National Tax Exempt Bond Fund, Ohio Tax Exempt Bond Fund, and Pennsylvania Municipal Bond Fund;

MONEY MARKET SERIES

   Government Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund, Tax Exempt Money Market Fund, Treasury Money Market Fund, and Treasury Plus Money Market Fund.

*AS OF THE DATE OF THIS SEMI-ANNUAL REPORT, THE MICRO CAP VALUE FUND AND
 STRATEGIC INCOME BOND FUND HAD NOT COMMENCED OPERATIONS.

   The financial statements presented herein are those of the Equity, Asset Allocation, Fixed Income and Tax Free Bond Series. The financial statements of the Money Market Series are not presented herein, but are presented separately.

2.  SIGNIFICANT ACCOUNTING POLICIES

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The following is a summary of significant accounting policies followed by the Funds.

   SECURITY VALUATION: A Fund generally values its investment portfolio at market price. In the event that a sale of a particular fixed income security is not reported for that day, fixed income securities are priced at the mean between the most recent quoted bid and asked prices. Unlisted securities and securities traded on a national securities market for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. In the event that a sale of a particular equity security is not reported for that day, shares are priced at the last bid quotation. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Debt obligations within sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value. The Aggressive Allocation and Conservative Allocation Funds invest in underlying Armada Funds. The investments in underlying funds are valued at their respective net asset values as determined by those funds each business day.

   Some Funds hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate an NAV. As a result, the market value of these Funds' investments may change on days when you cannot buy and hold shares of a Fund.

   SECURITY TRANSACTIONS AND INVESTMENT INCOME:
Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is accrued on a daily basis. Dividends are recorded on the ex-dividend date. Distributions and shareholder service expenses relating to a specific class are charged directly to that class. The Funds may be subject to taxes imposed

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

--------------------------------------------------------------------------------


by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned. Discounts and market premiums are amortized and classified as interest income over the lives of the respective securities. Expenses common to all of the Funds in the Trust are allocated among the Funds on the basis of average net assets.

   IMPLEMENTATION OF NEW ACCOUNTING STANDARDS: The Funds implemented the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), as required on June 1, 2001. Prior to June 1, 2001, the Tax Free Bond Funds did not accrete market discounts on fixed income securities. In accordance with the implementation of the new accounting standards, the Michigan Municipal Bond Fund, National Tax Exempt Bond Fund, Ohio Tax Exempt Bond Fund, and Pennsylvania Municipal Bond Fund were required to record a cumulative effect adjustment of $78,937, $103,395, $36,769 and $47,421, respectively, to reflect the accretion of market discounts that were not previously recorded. The cumulative adjustments were reclassified between net investment income and net unrealized appreciation of securities and therefore did not impact total net assets or the net asset value per share of the Funds. The effect of this change for the six months ended November 30, 2001 was to increase (decrease) net investment income by $16,955, $83,569, $(21,385) and $(10,842), respectively. The statements of changes in net assets and financial highlights for prior periods have not been restated to reflect this change.



   The effect of this change on the financial highlights for the Michigan Municipal Bond Fund, National Tax Exempt Bond Fund, Ohio
Tax Exempt Bond Fund and Pennsylvania Municipal Bond Fund (as presented on pages 13 and 14) for the six months ended November 30,
2001 was:

                                 IMPACT OF ADOPTION ON:
                              -----------------------------
                                  NET         REALIZED AND           RATIO OF NET INVESTMENT
                              INVESTMENT       UNREALIZED         INCOME TO AVERAGE NET ASSETS
                                INCOME       GAINS (LOSSES)         BEFORE            AFTER
                               PER SHARE        PER SHARE          ADOPTION         ADOPTION
                              ----------     -------------         --------         --------
MICHIGAN MUNICIPAL BOND
  Class I .................     $ 0.00           $0.00               4.38%           4.40%
  Class A .................       0.00            0.00               4.23%           4.25%
  Class B .................       0.00            0.00               3.43%           3.45%
  Class C .................       0.00            0.00               3.43%           3.42%
NATIONAL TAX EXEMPT BOND
  Class I .................     $ 0.00           $0.00               4.12%           4.21%
  Class A .................       0.00            0.00               3.97%           4.07%
  Class B .................       0.00            0.00               3.27%           3.39%
  Class C .................       0.00            0.00               3.17%           3.16%
OHIO TAX EXEMPT BOND
  Class I .................     $ 0.00           $0.00               4.25%           4.24%
  Class A .................       0.00            0.00               4.10%           4.08%
  Class C .................       0.00            0.00               3.30%           3.30%
PENNSYLVANIA MUNICIPAL BOND
  Class I .................     $(0.01)          $0.01               4.48%           4.39%
  Class A .................      (0.01)           0.01               4.33%           4.22%
  Class C .................      (0.01)           0.01               3.53%           3.34%

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from the net investment income of the Core Equity, Equity Growth, Equity Index, Large Cap Ultra, Large Cap Value, Mid Cap Growth, Tax Managed Equity, Aggressive Allocation and Balanced Allocation Funds, if any, are declared and paid quarterly; dividends from net investment income of the International Equity, Small Cap Growth and Small Cap Value Funds, if any, are declared and paid annually. It is anticipated that the Micro Cap Value Fund also will distribute income annually when the Fund commences operations. Dividends from the net investment income of the Bond, GNMA, Intermediate Bond, Limited Maturity Bond, Total Return Advantage, U.S. Government Income, Michigan Municipal Bond, National Tax Exempt Bond, Ohio Tax Exempt Bond, and Pennsylvania Municipal Bond Funds are declared daily and paid monthly. Dividends from net investment income of the Conservative Allocation Fund are declared and paid monthly. It is anticipated that the Strategic Income Bond Fund also will distribute income monthly when the Fund commences operations. Any net realized capital gains will be distributed at least annually for all of the Funds.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

--------------------------------------------------------------------------------


   FEDERAL INCOME TAXES: Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to qualify or continue to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that distributions from net investment income and net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

   The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. These differences are primarily due to wash sales, foreign currency gains and losses and the "mark-to-market" of certain Passive Foreign Investment Companies (PFICs) for tax purposes. In addition, certain funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions where the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

   FOREIGN CURRENCY TRANSLATION: The books and records of the International Equity and Balanced Allocation Funds are maintained in U.S. dollars as follows:
(1) the foreign currency market values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement from foreign currency transactions are reported in operations for the current period. The Fund does not isolate the portion of gains and losses on investments which is due to fluctuations in foreign exchange rates from that which is due to fluctuations in the market prices of investments.

   FORWARD FOREIGN CURRENCY CONTRACTS: Certain Funds enter into forward foreign currency contracts as hedges against either specific transactions or portfolio positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. A Fund realizes gains or losses at the time the forward contracts are extinguished. Such contracts, which are designed to protect the value of the Fund's investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Also, although such contracts tend to minimize risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. At November 30, 2001, forward foreign currency contracts outstanding were as follows:
         CONTRACTS TO      IN                           UNREALIZED
           (DELIVER)     EXCHANGE                      APPRECIATION
            RECEIVE        FOR        SETTLEMENT      (DEPRECIATION)
             (000)        (000)          DATE              (000)
         ------------    --------     ----------      --------------
INTERNATIONAL EQUITY FUND:
FOREIGN CURRENCY PURCHASES:
        EU      4,153    $ 3,687   12/03/01-12/05/01    $    35
        JP  9,000,000     77,470       02/28/02          (4,179)

FOREIGN CURRENCY SALES:
        JP (9,000,000)   (76,596)      02/28/02           3,304

BALANCED ALLOCATION FUND:
FOREIGN CURRENCY PURCHASES:
        EU        133    $   118   12/03/01-12/05/01    $     1

                 EU--Euro     JP--Japanese Yen

   FUTURES CONTRACTS: Certain Funds may engage in futures contracts for the purpose of hedging against the value of the portfolio securities held and in the value of the securities a Fund intends to purchase, in order to maintain liquidity. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized gain or loss. The Fund recognizes a realized gain or loss when the contract is closed. The net unrealized gain/(loss), if any, is shown in the financial statements.

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

--------------------------------------------------------------------------------


   There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

   Financial futures contracts open at November 30, 2001 were as follows:

                   NUMBER     NOTIONAL                 UNREALIZED
                     OF      COST AMOUNT EXPIRATION    GAIN/(LOSS)
FUND              CONTRACTS     (000)       DATE          (000)
----              ---------  ----------- ----------    ----------
Equity Index Fund:
    S&P 500
     Composite
     Index             26     $ 6,736     12/24/01      $  674
International Equity Fund:
    F-TSE 100 Index   140      10,471     12/21/01        (101)
    MSCI Singapore IX  50         999     01/02/02         (16)
    SPI 200 Index     180       7,030     12/31/01         807
    TOPIX Index        65       5,560     12/17/01         (35)
                                                        ------
                                                           655
                                                        ------
Small Cap Growth Fund:
    Russell 2000
     Index             65      13,805     12/24/01       1,177
                                                        ------
Small Cap Value Fund:
    Russell 2000
     Index            181      37,024     12/24/01       4,696
                                                        ------

   MORTGAGE DOLLAR ROLLS: For the purpose of enhancing the Fund's yield, the GNMA Fund may enter into mortgage dollar rolls (principally in securities referred to as TBA's or To Be Announced) in which the Fund sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Fund accounts for such dollar rolls as purchases and sales and maintains liquid high-grade securities in an amount at least equal to its commitment to repurchase.

   REPURCHASE AGREEMENTS: Repurchase Agreements are considered loans under the 1940 Act. In connection therewith, the Trust's custodian receives and holds collateral of not less than 102% of the repurchase price plus accrued interest. If the value of the collateral falls below this amount, the Trust will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Trust maintains the right to sell the underlying securities at market value and any remaining loss may be subject to legal proceedings.

3. INVESTMENT ADVISER, DISTRIBUTION FEES AND OTHER RELATED PARTY
   TRANSACTIONS

   Fees paid by the Trust pursuant to the Advisory Agreements with National City Investment Management Company (the "Adviser" or "IMC"), an indirect wholly owned subsidiary of National City Corporation, are payable monthly based on an annual rate, listed in the table below, based on each Fund's average daily net assets. The Adviser may from time to time waive its fees payable by the Funds. At November 30, 2001, advisory fees accrued and unpaid amounted to:

                                           Annual
                                            Rate       (000)
                                         ---------- ----------
Core Equity Fund........................     0.75%      $298
Equity Growth Fund......................     0.75%       558
Equity Index Fund.......................     0.35%        53
International Equity Fund...............     1.15%       399
Large Cap Ultra Fund....................     0.75%       106
Large Cap Value Fund....................     0.75%       413
Mid Cap Growth Fund.....................     1.00%       157
Small Cap Growth Fund...................     1.00%       247
Small Cap Value Fund....................     1.00%       513
Tax Managed Equity Fund.................     0.75%       121
Aggressive Allocation Fund..............     0.25%        --
Balanced Allocation Fund................     0.75%       109
Conservative Allocation Fund............     0.25%        --
Bond Fund...............................     0.55%       376
GNMA Fund...............................     0.55%        61
Intermediate Bond Fund..................     0.55%       115
Limited Maturity Bond Fund..............     0.45%       132
Total Return Advantage Fund.............     0.55%       341
U.S. Government Income Fund.............     0.55%        94
Michigan Municipal Bond Fund............     0.55%        57
National Tax Exempt Bond Fund...........     0.55%        52
Ohio Tax Exempt Bond Fund...............     0.55%        57
Pennsylvania Municipal Bond Fund........     0.55%        15

   On April 18, 2001, the Adviser assumed day-to-day management of the Core Equity Fund and Total Return Advantage Fund. Prior to that time, National Asset Management Corporation served as investment sub-adviser (the "Sub Adviser") to the Core Equity and Total Return Advantage Funds. No fees were paid to the Sub-Adviser directly from the Trust.

   The Trust maintains a Shareholder Services Plan (the "Services Plan") with respect to the Class A, Class B and Class C shares in the Funds. Pursuant to such Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions under

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

--------------------------------------------------------------------------------


which they agree to provide shareholder administrative services to their customers who beneficially own Class A, B, or C shares in consideration for payment, listed in the table below, on an annual basis of the net asset value of the Class A, B, or C shares.
                                 Annual    Annual     Annual
                                  Rate      Rate       Rate
                                 Class A   Class B    Class C
                               ---------   -------    -------
Core Equity Fund..............   0.25%      0.25%      0.25%
Equity Growth Fund............   0.25%      0.25%      0.25%
Equity Index Fund.............   0.25%      0.25%      0.25%
International Equity Fund.....   0.25%      0.25%      0.25%
Large Cap Ultra Fund..........   0.25%      0.25%      0.25%
Large Cap Value Fund..........   0.25%      0.25%      0.25%
Mid Cap Growth Fund...........   0.25%      0.25%      0.25%
Small Cap Growth Fund.........   0.25%      0.25%      0.25%
Small Cap Value Fund..........   0.25%      0.25%      0.25%
Tax Managed Equity Fund.......   0.25%      0.25%      0.25%
Aggressive Allocation Fund....   0.25%      0.25%      0.25%
Balanced Allocation Fund......   0.25%      0.25%      0.25%
Conservative Allocation Fund..   0.25%      0.25%      0.25%
Bond Fund.....................   0.25%      0.25%      0.25%
GNMA Fund.....................   0.25%      0.25%      0.25%
Intermediate Bond Fund........   0.25%      0.25%      0.25%
Limited Maturity
   Bond Fund..................   0.25%*     0.25%      0.25%
Total Return Advantage
   Fund.......................   0.25%      0.25%      0.25%
U.S. Government Income
   Fund.......................   0.25%      0.25%      0.25%
Michigan Municipal
   Bond Fund..................   0.25%*     0.25%*     0.25%
National Tax Exempt
   Bond Fund..................   0.25%*     0.25%*     0.25%
Ohio Tax Exempt Bond Fund.....   0.25%*     0.25%*     0.25%
Pennsylvania Municipal
   Bond Fund..................   0.25%*     0.25%*     0.25%

*Prior to October 1, 2001, payment was 0.10% on an annual basis of the net asset value.

   National City Bank ("NCB") serves as the Funds' Custodian. For its services as the Trust's custodian, NCB receives fees at the following rates (i) 0.020% of the first $100 million of average gross assets; (ii) 0.010% of the next $650 million of average gross assets; and (iii) 0.008% of the average gross assets in excess of $750 million. NCB also receives a bundled transaction charge of 0.25% of the monthly asset-based custodial fee and is reimbursed for out-of-pocket expenses.

   The Trust and SEI Investments Distribution Co. ("SEI" or the "Distributor") are parties to a distribution agreement dated May 1, 1998. The Trust has adopted a distribution plan for Class I and Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class I and Class A Shares plan, the Trust reimburses the Distributor for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed .10% per annum of the average net assets of the Funds' Class I and Class A shares. The Trust also has adopted plans under Rule 12b-1 with respect to Class B Shares and Class C Shares pursuant to which the Trust, excluding the Aggressive Allocation and Conservative Allocation Funds, compensates the Distributor for distribution services in an amount up to .75% per annum of the average net assets of the Funds' Class B and Class C Shares. The Aggressive Allocation and Conservative Allocation Funds compensate the Distributor for distributions services in an amount of up to 0.65% per annum of the average net assets of the Funds' Class B and Class C Shares. The Distributor may from time to time waive its fees payable by the Funds.

   Each Trustee receives an annual fee of $15,000 plus $3,000 for each Board meeting attended and reimbursement of out-of-pocket expenses. The Chairman of the Board receives an additional $5,000 per annum for services in such capacity. The Trustees and Chairman fees are paid for services rendered to all of the Funds and are allocated on a prorata basis across the portfolios of Armada Funds and The Armada Advantage Fund, another fund family managed by the Adviser. No person who is an officer, director, trustee, or employee of National City Investment Management Company, the Distributor, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust receives any compensation from the Trust.

   Trustees who receive fees are eligible for participation in the Trust's Deferred Compensation Plan (the "Plan"), an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

   Expenses paid by the Trust for the six months ended November 30, 2001, include legal fees of $212,910 paid to Drinker, Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

--------------------------------------------------------------------------------


   The Trust, SEI Investments Mutual Funds Services ("SIMFS") and National City Bank ("NCB") are parties to a Co-Administration Agreement effective as of August 15, 2000 under which SIMFS and NCB provide administrative services in exchange for fees at the following annual rates based on the average daily net assets of all the Trust's Funds.

                                   Aggregate   Portion     Portion
Combined Average                    Annual    Allocated   Allocated
Daily Net Assets                     Rate     to SIMFS     to NCB
-------------------------------    ---------  ---------   ---------
Up to $16 billion .............    0.070%       0.050%     0.020%
From $16 billion to $20 billion    0.070%       0.040%     0.030%
Over $20 billion ..............    0.065%       0.035%     0.030%

4.  INVESTMENTS

   During the six months ended November 30, 2001, purchases and sales of securities, other than short-term investments or U.S. government obligations, aggregated:

                                 PURCHASES (000)  SALES (000)
                                 ---------------  -----------
 Core Equity Fund ..............    $ 82,411         $ 86,837
 Equity Growth Fund ............     242,700          289,604
 Equity Index Fund .............      22,269            1,168
 International Equity Fund .....     229,504          261,099
 Large Cap Ultra Fund ..........      41,447           48,202
 Large Cap Value Fund ..........     162,019          140,498
 Mid Cap Growth Fund ...........      80,568           80,031
 Small Cap Growth Fund .........     166,668          165,347
 Small Cap Value Fund ..........     467,951          392,959
 Tax Managed Equity Fund .......          --            3,050
 Aggressive Allocation Fund ....       2,050            1,467
 Balanced Allocation Fund ......      67,956           72,254
 Conservative Allocation Fund ..       1,612            1,158
 Bond Fund .....................      77,873          119,114
 GNMA Fund .....................          --              389
 Intermediate Bond Fund ........      44,114           54,199
 Limited Maturity
   Bond Fund ...................      32,610           56,310
 Total Return Advantage Fund ...      38,045           33,922
 U.S. Government Income
   Fund ........................       3,757            2,901
 Michigan Municipal
   Bond Fund ...................       6,425            1,330
 National Tax Exempt
   Bond Fund ...................      13,740           18,160
 Ohio Tax Exempt Bond Fund .....      15,654           12,102
 PA Municipal Bond Fund ........       3,003            2,885


   Purchases and sales of long-term U.S. government obligations were:

                                  PURCHASES (000)  SALES (000)
                                 ----------------  -----------
 Balanced Allocation Fund......      $ 19,002       $ 20,640
 Bond Fund.....................       165,463        166,437
 GNMA Fund.....................        45,884         37,591
 Intermediate Bond Fund........       156,674        156,779
 Limited Maturity Bond Fund....        38,791         12,493
 Total Return Advantage Fund...        61,389        148,698
 U.S. Government Income Fund ..       198,780        169,840

   As of May 31, 2001, the following Funds have capital loss carryforwards:

                                     AMOUNT       EXPIRATION
                                      (000)          DATE
                                   ----------     -------------
 Equity Index Fund...............  $ 8,714           2009
 International Equity Fund*......    8,277           2009
 Large Cap Ultra Fund............    1,885           2009
 Bond Fund*......................   55,224         2008-2009
 GNMA Fund.......................    1,527         2008-2009
 Intermediate Bond Fund*.........   25,706         2001-2008
 Limited Maturity Bond Fund*.....   11,505         2002-2009
 Total Return Advantage Fund.....    1,454           2008
 U.S. Government Income Fund.....    9,219         2002-2009
 National Tax Exempt
   Bond Fund*....................    2,653         2008-2009
 Ohio Tax Exempt Bond Fund.......    2,853         2008-2009
 Pennsylvania Municipal
   Bond Fund.....................      100           2008

*THE AMOUNT OF THIS LOSS WHICH CAN BE UTILIZED IN SUBSEQUENT YEARS IS SUBJECT TO
 AN ANNUAL LIMITATION DUE TO THE FUND'S MERGER WITH IT'S RESPECTIVE PARKSTONE FUND (SEE NOTE 9).

   Certain Funds incurred losses from November 1, 2000 to May 31, 2001. As permitted by tax regulations, the Funds intend to elect to defer and treat these losses as arising in the fiscal year ending May 31, 2002. The Funds that elected to defer losses and the amounts deferred are as follows:

                                                       (000)
                                                    ---------
 Core Equity Fund ..............................     $ 3,178
 Equity Index Fund .............................       1,111
 International Equity Fund .....................      54,403
 Mid Cap Growth Fund............................      43,369
 Small Cap Growth Fund..........................      30,187
 Tax Managed Equity Fund........................         450
 Aggressive Allocation Fund.....................          27
 Balanced Allocation Fund.......................       1,853
 Conservative Allocation Fund...................           6
 Bond Fund .....................................      15,242
 Intermediate Bond Fund ........................       4,549
 Limited Maturity Bond Fund ....................       3,071
 U.S. Government Income Fund....................          81

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

--------------------------------------------------------------------------------


   At November 30, 2001, the total cost of securities for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at November 30, 2001 is as follows:

                               AGGREGATE     AGGREGATE
                                 GROSS         GROSS
                             APPRECIATION   DEPRECIATION    NET
                                 (000)         (000)       (000)
                              ----------    ------------  -------
Core Equity Fund ...........    $ 14,085    $ (5,214)    $  8,871
Equity Growth Fund .........     244,673     (22,202)     222,471
Equity Index Fund ..........      47,839     (51,048)      (3,209)
International Equity Fund ..      20,869     (62,593)     (41,724)
Large Cap Ultra Fund .......      51,798     (12,016)      39,782
Large Cap Value Fund .......     111,788     (41,576)      70,212
Mid Cap Growth Fund ........      28,835     (26,492)       2,343
Small Cap Growth Fund ......      52,165     (22,327)      29,838
Small Cap Value Fund .......      89,397     (12,099)      77,298
Tax Managed Equity Fund ....     186,146          --      186,146
Aggressive Allocation
   Fund ....................         148        (260)        (112)
Balanced Allocation Fund ...      15,991      (7,192)       8,799
Conservative Allocation
   Fund ....................         132        (105)          27
Bond Fund ..................      35,623      (9,762)      25,861
GNMA Fund ..................       4,815        (119)       4,696
Intermediate Bond Fund .....      11,680      (2,280)       9,400
Limited Maturity
   Bond Fund ...............       5,023        (531)       4,492
Total Return Advantage
   Fund ....................       9,885      (1,264)       8,621
U.S. Government Income
   Fund ....................       3,366        (491)       2,875
Michigan Municipal
   Bond Fund ...............      10,443         (75)      10,368
National Tax Exempt
   Bond Fund ...............       7,366         (25)       7,341
Ohio Tax Exempt
   Bond Fund ...............       7,261         (91)       7,170
PA Municipal Bond Fund .....       1,965         (24)       1,941

5.  SHARES OF BENEFICIAL INTEREST

   The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest and to classify or reclassify any unissued shares of the Trust into one or more additional classes of shares and to classify or reclassify any class of shares into one or more series of shares. Transactions in capital shares are summarized on the following pages for the Funds.

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                (000)
                                   ---------------------------------------------------------------------------------------------
                                          Class I                  Class A                  Class B               Class C
                                   ---------------------     -------------------      -------------------  ---------------------
                                   SIX MONTHS                SIX MONTHS               SIX MONTHS           SIX MONTHS
                                      ENDED       YEAR          ENDED     YEAR           ENDED     YEAR       ENDED       YEAR
                                    11/30/01      ENDED       11/30/01    ENDED        11/30/01    ENDED    11/30/01      ENDED
                                   (UNAUDITED)   5/31/01     (UNAUDITED) 5/31/01      (UNAUDITED) 5/31/01  (UNAUDITED)   5/31/01
                                   -----------   -------     -------------------      ----------- -------  -----------   -------
CORE EQUITY FUND
Shares sold ......................       246       1,011            45       130           19         60         17           4
Shares reinvested ................        12       1,159            --        42           --         19         --          --
Shares repurchased ...............      (713)     (1,374)          (73)     (124)         (18)       (33)        (1)         --
                                     -------     -------       -------   -------      -------    -------    -------     -------
Net increase/(decrease) ..........      (455)        796           (28)       48            1         46         16           4
                                     =======     =======       =======   =======      =======    =======    =======     =======
EQUITY GROWTH FUND
Shares sold ......................     1,537       3,314           254       810           15         53         10           9
Shares reinvested ................        --       1,408            --       236           --          6         --          --
Shares repurchased ...............    (3,518)     (8,400)         (612)   (1,526)         (22)       (31)        (1)         --
                                     -------     -------       -------   -------      -------    -------    -------     -------
Net increase/(decrease) ..........    (1,981)     (3,678)         (358)     (480)          (7)        28          9           9
                                     =======     =======       =======   =======      =======    =======    =======     =======
EQUITY INDEX FUND
Shares sold ......................     4,773       8,430           164       232           36         70         35          40
Shares reinvested ................       151         231             3         5           --         --         --          --
Shares repurchased ...............    (2,743)     (6,982)         (123)     (193)         (12)       (13)        (9)         (3)
                                     -------     -------       -------   -------      -------    -------    -------     -------
Net increase/(decrease) ..........     2,181       1,679            44        44           24         57         26          37
                                     =======     =======       =======   =======      =======    =======    =======     =======
INTERNATIONAL EQUITY FUND
Shares sold ......................    12,305      22,270         3,804     3,405            7         59         20          23
Shares sold from
   Parkstone merger ..............        --      18,933            --     1,478           --        531         --          --
Shares reinvested ................        --       1,088            --        14           --          3         --           1
Shares repurchased ...............   (12,571)    (14,813)       (3,894)   (3,715)         (72)      (134)        (1)         (1)
                                     -------     -------       -------   -------      -------    -------    -------     -------
Net increase .....................      (266)     27,478           (90)    1,182          (65)       459         19          23
                                     =======     =======       =======   =======      =======    =======    =======     =======
LARGE CAP ULTRA FUND
Shares sold ......................       962       2,825           139       171           10         75         22          10
Shares reinvested ................        --       1,473            --       149           --        139         --          --
Shares repurchased ...............    (1,543)     (3,802)         (231)     (355)        (125)      (184)        (1)         --
                                     -------     -------       -------   -------      -------    -------    -------     -------
Net increase/(decrease) ..........      (581)        496           (92)      (35)        (115)        30         21          10
                                     =======     =======       =======   =======      =======    =======    =======     =======
LARGE CAP VALUE FUND
Shares sold ......................     4,058       4,700            89       315           18         41          8           5
Shares sold from
   Parkstone merger ..............        --      11,506            --     2,659           --        849         --          --
Shares reinvested ................       117         800            10        37            1          6         --          --
Shares repurchased ...............    (2,480)     (7,926)         (219)   (1,072)         (58)      (261)        (3)         (1)
                                     -------     -------       -------   -------      -------    -------    -------     -------
Net increase/(decrease) ..........     1,695       9,080          (120)    1,939          (39)       635          5           4
                                     =======     =======       =======   =======      =======    =======    =======     =======
MID CAP GROWTH FUND
Shares sold ......................     1,189       6,774         1,386     1,864            9         48         22          21
Shares reinvested ................        --       6,468            --     1,268           --        717         --           1
Shares repurchased ...............    (1,973)     (6,816)       (1,598)   (2,504)        (167)      (367)        (4)         (1)
                                     -------     -------       -------   -------      -------    -------    -------     -------
Net increase/(decrease) ..........      (784)      6,426          (212)      628         (158)       398         18          21
                                     =======     =======       =======   =======      =======    =======    =======     =======
SMALL CAP GROWTH FUND
Shares sold ......................     3,384       8,720           840     2,739           10         43         13          28
Shares sold from
   Parkstone Merger ..............        --      12,779            --     2,956           --      1,307         --          --
Shares reinvested ................        --         901            --       122           --         51         --           1
Shares repurchased ...............    (2,228)     (6,580)         (996)   (3,262)         (98)      (261)        (4)         (1)
                                     -------     -------       -------   -------      -------    -------    -------     -------
Net increase/(decrease) ..........     1,156      15,820          (156)    2,555          (88)     1,140          9          28
                                     =======     =======       =======   =======      =======    =======    =======     =======

Notes to Financial Statements (Unaudited)

--------------------------------------------------------------------------------

                                                                               (000)
                                   ---------------------------------------------------------------------------------------------
                                          CLASS I                  CLASS A                  CLASS B               CLASS C
                                   ---------------------     -------------------      -------------------  ---------------------
                                   SIX MONTHS                SIX MONTHS               SIX MONTHS           SIX MONTHS
                                      ENDED       YEAR          ENDED     YEAR           ENDED     YEAR       ENDED       YEAR
                                    11/30/01      ENDED       11/30/01    ENDED        11/30/01    ENDED    11/30/01      ENDED
                                   (UNAUDITED)   5/31/01     (UNAUDITED) 5/31/01      (UNAUDITED) 5/31/01  (UNAUDITED)   5/31/01
                                   -----------   -------     ----------- -------      ----------- -------  -----------   -------
SMALL CAP VALUE FUND
Shares sold ......................     6,116       9,105           201       237           89         43         42           15
Shares reinvested ................        --         605            --        22           --          2         --           --
Shares repurchased ...............    (2,118)     (4,298)          (95)     (255)          (6)       (15)        (3)          --
                                     -------     -------       -------   -------      -------    -------    -------      -------
Net increase .....................     3,998       5,412           106         4           83         30         39           15
                                     =======     =======       =======   =======      =======    =======    =======      =======
TAX MANAGED EQUITY FUND
Shares sold ......................       759       1,746           240       452           65        189         27           41
Shares reinvested ................         1          18            --         2           --          2         --           --
Shares repurchased ...............    (1,521)     (2,328)         (156)     (267)         (59)      (107)       (14)          (2)
                                     -------     -------       -------   -------      -------    -------    -------      -------
Net increase/(decrease) ..........      (761)       (564)           84       187            6         84         13           39
                                     =======     =======       =======   =======      =======    =======    =======      =======
AGGRESSIVE ALLOCATION FUND*
Shares sold ......................        35         250            14       251            2          1          6           --
Shares reinvested ................         1          --             1        --            1         --         --           --
Shares repurchased ...............        --          --            --        --           --         --         --           --
                                     -------     -------       -------   -------      -------    -------    -------      -------
Net increase .....................        36         250            15       251            3          1          6           --
                                     =======     =======       =======   =======      =======    =======    =======      =======
BALANCED ALLOCATION FUND
Shares sold ......................     1,437       3,505           100       274           59        116         53            3
Shares sold from
   Parkstone merger ..............        --      12,263            --     1,208           --        462         --           --
Shares reinvested ................       193       1,689            13       116            3         31         --           --
Shares repurchased ...............    (2,412)     (4,191)         (163)     (539)         (43)       (98)        (3)          (1)
                                     -------     -------       -------   -------      -------    -------    -------      -------
Net increase/(decrease) ..........      (782)     13,266           (50)    1,059           19        511         50            2
                                     =======     =======       =======   =======      =======    =======    =======      =======
CONSERVATIVE ALLOCATION FUND*
Shares sold ......................        26         250             7       250            2         --          7            5
Shares reinvested ................         4           1             4         1           --         --         --           --
Shares repurchased ...............        --          --            (5)       --           --         --         --           --
                                     -------     -------       -------   -------      -------    -------    -------      -------
Net increase .....................        30         251             6       251            2         --          7            5
                                     =======     =======       =======   =======      =======    =======    =======      =======
BOND FUND+
Shares sold ......................     5,552       9,381           280       199           11          9          6            3
Shares sold from
   Parkstone merger ..............        --      65,764            --       394           --         60         --            4
Shares reinvested ................       591       1,662            18        38            5         12         --            1
Shares repurchased ...............   (10,488)    (21,374)         (272)     (802)         (25)       (95)        --           (2)
                                     -------     -------       -------   -------      -------    -------    -------      -------
Net increase/(decrease) ..........    (4,345)     55,433            26      (171)          (9)       (14)         6            6
                                     =======     =======       =======   =======      =======    =======    =======      =======
GNMA FUND
Shares sold ......................     1,930       2,480            74        61           17         11         44            2
Shares reinvested ................        55          81             3         6            1          1          1           --
Shares repurchased ...............    (1,450)     (1,762)          (22)      (84)          (6)        (9)        --           (5)
                                     -------     -------       -------   -------      -------    -------    -------      -------
Net increase/(decrease) ..........       535         799            55       (17)          12          3         45           (3)
                                     =======     =======       =======   =======      =======    =======    =======      =======
INTERMEDIATE BOND FUND
Shares sold ......................     7,337      10,867            61       204            8         34         19            3
Shares sold from
   Parkstone merger ..............        --       7,270            --       761           --         56         --           --
Shares reinvested ................       210         540            14        38            2          6         --            1
Shares repurchased ...............    (8,755)    (14,764)         (105)     (597)          (6)       (34)        (5)          (6)
                                     -------     -------       -------   -------      -------    -------    -------      -------
Net increase/(decrease) ..........    (1,208)      3,913           (30)      406            4         62         14           (2)
                                     =======     =======       =======   =======      =======    =======    =======      =======

*The Aggressive Allocation Fund and Conservative Allocation Fund commenced operations on March 6, 2001.
+Reflects the operating history of a predecessor mutual fund (see note 10).

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

--------------------------------------------------------------------------------

                                                                               (000)
                                   ---------------------------------------------------------------------------------------------
                                          CLASS I                  CLASS A                  CLASS B               CLASS C
                                   ---------------------     -------------------      -------------------  ---------------------
                                   SIX MONTHS                SIX MONTHS               SIX MONTHS           SIX MONTHS
                                      ENDED       YEAR          ENDED     YEAR           ENDED     YEAR       ENDED       YEAR
                                    11/30/01      ENDED       11/30/01    ENDED        11/30/01    ENDED    11/30/01      ENDED
                                   (UNAUDITED)   5/31/01     (UNAUDITED) 5/31/01      (UNAUDITED) 5/31/01  (UNAUDITED)   5/31/01
                                   -----------   -------     ----------- -------      ----------- -------  -----------   -------
LIMITED MATURITY BOND FUND
Shares sold ......................     5,368      8,992             95        83           11         32         24            4
Shares sold from
   Parkstone merger ..............        --     10,316             --       898           --         59         --           --
Shares reinvested ................       167        448             10        27            1          3         --           --
Shares repurchased ...............    (4,884)   (10,132)           (85)     (591)          (2)       (38)        (1)          --
                                     -------    -------        -------   -------      -------    -------    -------      -------
Net increase .....................       651      9,624             20       417           10         56         23            4
                                     =======    =======        =======   =======      =======    =======    =======      =======
TOTAL RETURN ADVANTAGE FUND
Shares sold ......................     1,588      7,322             22       165            7         15          1            2
Shares reinvested ................       444      1,225              2        13           --         --         --           --
Shares repurchased ...............    (9,990)    (7,997)           (41)     (592)          (1)        --         --           --
                                     -------    -------        -------   -------      -------    -------    -------      -------
Net increase/(decrease) ..........    (7,958)       550            (17)     (414)           6         15          1            2
                                     =======    =======        =======   =======      =======    =======    =======      =======
U.S. GOVERNMENT INCOME FUND
Shares sold ......................     4,876      6,313             61       101           64         50         81           12
Shares reinvested ................        61        105             20        54           10         29          1           --
Shares repurchased ...............    (1,904)    (4,840)          (182)   (1,022)        (120)      (351)        (3)          --
                                     -------    -------        -------   -------      -------    -------    -------      -------
Net increase/(decrease) ..........     3,033      1,578           (101)     (867)         (46)      (272)        79           12
                                     =======    =======        =======   =======      =======    =======    =======      =======

MICHIGAN MUNICIPAL BOND FUND
Shares sold ......................       755      1,298            923       299           14         29          3           --
Shares reinvested ................        35         72             28        42            2          5         --           --
Shares repurchased ...............    (1,242)    (2,867)          (220)     (503)          (6)       (38)        --           --
                                     -------    -------        -------   -------      -------    -------    -------      -------
Net increase/(decrease) ..........      (452)    (1,497)           731      (162)          10         (4)         3           --
                                     =======    =======        =======   =======      =======    =======    =======      =======
NATIONAL TAX EXEMPT BOND FUND
Shares sold ......................     1,444      2,867             28       121           12          5         --            9
Shares sold from
Parkstone merger .................        --      6,390             --       350           --         42         --           --
Shares reinvested ................        16         36             11        22            1          1         --           --
Shares repurchased ...............    (2,003)    (3,173)            (5)     (252)          (1)       (22)        (1)          (1)
                                     -------    -------        -------   -------      -------    -------    -------      -------
Net increase/(decrease) ..........      (543)     6,120             34       241           12         26         (1)           8
                                     =======    =======        =======   =======      =======    =======    =======      =======
OHIO TAX EXEMPT BOND FUND
Shares sold ......................     1,257      1,709            358       928           --         --        111           26
Shares reinvested ................        17         26             16        17           --         --          1           --
Shares repurchased ...............    (1,433)    (3,382)           (16)     (671)          --         --        (19)          --
                                     -------    -------        -------   -------      -------    -------    -------      -------
Net increase/(decrease) ..........      (159)    (1,647)           358       274           --         --         93           26
                                     =======    =======        =======   =======      =======    =======    =======      =======
PENNSYLVANIA MUNICIPAL BOND FUND
Shares sold ......................       339        498             22        17           --         --         19           --
Shares reinvested ................         3          6              1         1           --         --         --           --
Shares repurchased ...............      (281)      (669)            (4)       (2)          --         --         --           --
                                     -------    -------        -------   -------      -------    -------    -------      -------
Net increase/(decrease) ..........        61       (165)            19        16           --         --         19           --
                                     =======    =======        =======   =======      =======    =======    =======      =======

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

--------------------------------------------------------------------------------


6.  MARKET AND CREDIT RISK

   Some countries in which certain of the Funds may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities exchanges in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition of the Fund.

   The Balanced Allocation, Bond, Limited Maturity Bond, GNMA, Intermediate Bond, Strategic Income Bond, Total Return Advantage and U.S. Government Income Funds may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of these respective obligations and may result in a loss of premium, if any has been paid.

   Each Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

   The Michigan Municipal Bond, Ohio Tax Exempt Bond and Pennsylvania Municipal Bond Funds follow an investment policy of investing primarily in municipal obligations of one state. The National Tax Exempt Bond Fund follows an investment policy of investing in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Michigan Municipal Bond, National Tax Exempt Bond, Ohio Tax Exempt Bond, and Pennsylvania Municipal Bond Funds.

   Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Statements of Net Assets.

   The Funds invest in securities that include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At November 30, 2001, the percentage of portfolio investments by each revenue source were as follows:

                                   NATIONAL  OHIO
                        MICHIGAN     TAX      TAX     PENNSYLVANIA
                        MUNICIPAL   EXEMPT  EXEMPT     MUNICIPAL
                          BOND       BOND    BOND        BOND
                        ---------  -------- ------    ------------
Agency ................     31.0%     26.4%   22.4%      47.6%
General Obligations ...     36.3      46.4    53.2       25.1
Hospital ..............      5.3       0.8     5.0        0.7
Prerefunded & Escrowed
  to Maturity .........     15.7      10.4     4.7       13.5
Utility ...............     11.7      16.0    14.7       13.1
                         -------    ------  ------     ------
                           100.0%    100.0%  100.0%     100.0%

   The rating of long-term debt as a percentage of total value of investments at November 30, 2001, is as follows:

                               NATIONAL     OHIO
                    MICHIGAN      TAX       TAX    PENNSYLVANIA
STANDARD & POOR'S/  MUNICIPAL   EXEMPT     EXEMPT    MUNICIPAL
  MOODY'S RATINGS     BOND       BOND       BOND       BOND
------------------  ---------  --------   -------  ------------
      AAA/Aaa          74.8%      69.8%     64.7%       75.7%
       AA/Aa           18.9       26.5      25.4        20.4
        A/A             5.5        2.8       5.3         2.3
      BBB/Baa           0.5         --       0.3         0.7
        NR              0.3        0.9       4.3         0.9
                      -----      -----     -----       -----
                      100.0%     100.0%    100.0%      100.0%

   Securities rated by only one agency are shown in that category. Securities rated by both agencies are shown with their lowest rating.

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

--------------------------------------------------------------------------------


7.  SECURITIES LENDING

   The Funds may participate in a Securities Lending Agreement ("Lending Agreement"). Security loans made pursuant to the Lending Agreement are required at all times to be secured by U.S. Treasury Obligations and/or cash collateral at least equal to 100% of the market value of securities issued in the U.S. and 105% of the market value of securities issued outside of the U.S. Cash collateral received is invested in fixed-income securities, with a weighted average maturity of no more than 90 days, rated in one of the top two tiers by Standard & Poor's ratings group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the funds, or at the discretion of the lending agent, replace the loaned securities. The market value of the securities on loan, and related collateral received as of November 30, 2001 were as follows:

                                MARKET VALUE         MARKET
                                OF SECURITIES        VALUE OF
                                   ON LOAN         COLLATERAL
                                    (000)             (000)
                                -------------      ----------
Core Equity Fund ..............  $    6,343        $   6,539
Equity Growth Fund ............     127,231          131,261
Equity Index Fund .............      18,948           19,583
International Equity Fund .....      52,272           55,197
Large Cap Ultra Fund ..........       7,021            7,263
Large Cap Value Fund ..........     107,037          110,380
Mid Cap Growth Fund ...........      37,830           39,039
Small Cap Growth Fund .........      95,513           99,292
Small Cap Value Fund ..........      63,267           66,737
Tax Managed Equity Fund .......      14,878           15,425
Balanced Allocation Fund ......      24,824           25,615
Bond Fund .....................     156,336          159,803
Intermediate Bond Fund ........     110,481          112,726
Limited Maturity Bond Fund ....      59,093           60,285
Total Return Advantage Fund ...      83,990           85,710
U.S. Government Income Fund ...       3,900            3,980

8. LINE OF CREDIT

   Each Fund may borrow, an amount up to its prospectus defined limitations, from an $80 million committed line of credit available to the Armada Funds. Borrowings from the line of credit will bear interest at the Federal Funds Rate plus 0.625%. No Fund had any borrowings during the six months ended November 30, 2001. As of December 14, 2001, the Funds no longer maintain a line of credit.

9. PARKSTONE MERGER

   The Board of Trustees and shareholders of The Parkstone Group of Funds approved a reorganization of certain Parkstone Funds ("Reorganizing Funds") into similarly-managed Armada Funds. The Reorganization also provided for five Parkstone Funds ("Continuing Funds") to be merged into newly-established Armada investment portfolios. The tax-free reorganization of the Reorganizing Funds took place at the close of business on June 9, 2000. Similarly, the reorganization of the Continuing Funds took place on June 10, 2000.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

--------------------------------------------------------------------------------


PARKSTONE REORGANIZING FUNDS                    EXISTING ARMADA FUNDS
--------------------------------------------------------------------------------
Equity Income                                   Large Cap Value(1)
International Discovery                         International Equity(1)
Small Capitalization                            Small Cap Growth(1)
Balanced Allocation                             Balanced Allocation(1)
Bond(1)                                         Bond
Intermediate Government Obligations             Intermediate Bond(1)
Limited Maturity Bond                           Limited Maturity Bond(1)
National Tax Exempt Bond                        National Tax Exempt Bond(1)

PARKSTONE CONTINUING FUNDS                      NEW ARMADA FUNDS
--------------------------------------------------------------------------------
Large Capitalization(1)                         Large Cap Ultra
Mid Capitalization(1)                           Mid Cap Growth
U.S. Government Income(1)                       U.S. Government Income
Michigan Municipal Bond(1)                      Michigan Municipal Bond
--------------------------------------------------------------------------------
   1 Denotes the surviving or continuing portfolio for purposes of maintaining the financial statements and performance history in the post-reorganization funds.

   Under the Agreement and Plan of Reorganization the Parkstone Institutional Shares were exchanged for Armada I Shares, Parkstone Investor A Shares were exchanged for Armada A Shares and Parkstone Investor B Shares were exchanged for Armada B Shares.

   In subsequent financial reporting, the financial information for the Armada Bond Fund prior to June 9, 2000 will be that of the Parkstone Bond Fund. The Armada Bond Fund was the surviving net asset value. This means conversion factors were applied to the Parkstone Bond Fund's financial performance history for the respective share classes.

   The net assets before and after the reorganization and shares issued and redeemed by the corresponding Armada Funds were as follows:

                                                                                            EXISTING                   PARKSTONE
EXISTING                         COMBINED NET ASSETS        PRIOR NET ASSETS            ARMADA FUND'S         REORGANIZING FUND'S
ARMADA FUNDS                      AS OF JUNE 9, 2000      AS OF JUNE 9, 2000            SHARES ISSUED             SHARES REDEEMED
---------------------------------------------------------------------------------------------------------------------------------
International Equity                    $754,601,736            $445,440,153               20,943,493                  19,911,559
Large Cap Value                          734,773,889             501,897,326               15,013,663                  24,002,514
Small Cap Growth                         452,639,251             184,684,416               17,041,876                  11,204,423
Balanced Allocation                      224,665,290              76,237,123               13,933,236                  11,739,478
Bond                                     934,865,789             626,266,871               32,620,288                  33,298,251
Intermediate Bond                        382,256,189             301,710,283                8,086,393                   8,470,934
Limited Maturity Bond                    202,393,175              92,554,395               11,273,126                  11,937,935
National Tax Exempt Bond                 166,379,126             101,292,106                6,782,394                   6,518,841

                                                                                                                       PARKSTONE
NEW                              COMBINED NET ASSETS        PRIOR NET ASSETS        NEW ARMADA FUND'S           CONTINUING FUND'S
ARMADA FUNDS                     AS OF JUNE 10, 2000     AS OF JUNE 10, 2000            SHARES ISSUED             SHARES REDEEMED
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Ultra                         $324,621,718                     N/A               15,601,834                  15,601,834
Mid Cap Growth                           368,457,916                     N/A               21,700,476                  21,700,476
U.S. Government Income                   163,774,447                     N/A               18,554,018                  18,554,018
Michigan Municipal Bond                  174,186,214                     N/A               16,624,617                  16,624,617
---------------------------------------------------------------------------------------------------------------------------------

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

--------------------------------------------------------------------------------

   Included in the net assets from the Parkstone Funds were the following components:

                                                       UNDISTRIBUTED         ACCUMULATED         NET UNREALIZED
                                    PAID IN            NET INVESTMENT         REALIZED            APPRECIATION/
PARKSTONE FUND                       CAPITAL            INCOME (LOSS)        GAIN (LOSS)         (DEPRECIATION)      NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
REORGANIZING FUNDS
Equity Income                      $212,645,099             $     --        $ (2,638,601)         $ 22,870,065       $232,876,563
International Discovery             229,752,949                   --            (207,630)           79,616,264        309,161,583
Small Capitalization                178,531,921                   --            (953,654)           90,376,568        267,954,835
Balanced Allocation                 125,265,493                   --            (534,620)           23,697,294        148,428,167
Bond                                336,656,458                   --         (20,685,215)           (7,372,325)       308,598,918
Intermediate Government
   Obligations                       96,419,860                   --         (13,925,552)           (1,948,063)        80,546,245
Limited Maturity Bond               123,443,908                   --         (10,400,629)           (3,204,499)       109,838,780
National Tax Exempt Bond             66,180,249                   --          (1,307,669)              214,440         65,087,020

CONTINUING FUNDS
Large Capitalization                156,872,678              (25,627)         37,823,085           129,951,582        324,621,718
Mid Capitalization                  188,111,048              (66,261)         61,277,106           119,136,023        368,457,916
U.S. Government Income              178,091,984               33,878          (9,826,242)           (4,525,173)       163,774,447
Michigan Municipal Bond             172,259,138                2,703            (762,940)            2,687,313        174,186,214
---------------------------------------------------------------------------------------------------------------------------------

NOTES

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


BOARD OF TRUSTEES


ROBERT D. NEARY
CHAIRMAN
Retired Co-Chairman, Ernst & Young
Director:
     Cold Metal Products, Inc.
     Commercial Metals Company
     Strategic Distribution, Inc.


HERBERT R. MARTENS, JR.
PRESIDENT
 Executive Vice President,
     National City Corporation
 Chairman, President and Chief Executive
     Officer, NatCity Investments,Inc.



JOHN F. DURKOTT
 President and Chief Operating Officer,
     Kittle's Home Furnishings Center, Inc.



 ROBERT J. FARLING
 Retired Chairman, President and Chief
     Executive Officer, Centerior Energy



RICHARD W. FURST
Garvice D. Kincaid Professor of
     Finance and Dean, Gatton College
     of Business and Economics,
     University of Kentucky
 Director:
     Foam Design, Inc.
     The Seed Corporation
     Office Suites Plus, Inc.
     ihigh, Inc.



GERALD L. GHERLEIN
 Retired Executive Vice President and
     General Counsel, Eaton Corporation



J. WILLIAM PULLEN
 President and Chief Executive Officer,
     Whayne Supply Company



            The Armada Funds' Trustees also serve as the Trustees of
                           The Armada Advantage Fund.

                                                     [ARMADA FUNDS LOGO OMITTED]

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